File No. 33-84546
                                                        File No. 811-08786

    As Filed with the Securities and Exchange Commission on April 25, 2001



                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A
                                                            ___
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    /_X_/
         Pre-Effective Amendment No.                       /___/
         Post-Effective Amendment No. 20                   /_X_/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT     ___
OF 1940                                                    /_X_/
         Amendment No. 21                                  /_X_/

                        (Check appropriate box or boxes)

                        PIONEER VARIABLE CONTRACTS TRUST
               (Exact name of registrant as specified in charter)

                  60 State Street, Boston, Massachusetts 02109
                (Address of principal executive office) Zip Code

                                 (617) 742-7825
              (Registrant's Telephone Number, including Area Code)

                  Joseph P. Barri, Hale and Dorr LLP, 60 State
                            Street, Boston, MA 02109
                     (Name and address of agent for service)

         It is proposed that this filing will become effective (check appropriate box):

         ___ immediately upon filing pursuant to paragraph (b)
          X  on May 1, 2001 pursuant to paragraph (b)
         ---
         ___ 60 days after filing pursuant to paragraph (a)(1)
         ___ on [date] pursuant to paragraph (a)(1)
         ___ 75 days after filing pursuant to paragraph (a)(2)
         ___ on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

          X  this post-effective amendment designates a new effective date for a
         ---
             previously filed post-effective amendment.

Pioneer Variable Contracts Trust

Class I Shares Prospectus

May 1, 2001

Introduction


Pioneer Variable Contracts Trust is an open-end management investment company that currently consists of twenty distinct portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio. Class I shares of the portfolios are offered through this prospectus. Shares of the portfolios are offered primarily to insurance companies to fund the benefits under variable annuity and variable life insurance contracts (Variable Contracts) issued by their companies. You may obtain certain tax benefits by purchasing a Variable Contract.


Each portfolio has its own distinct investment objective and policies. In striving to meet its objective, each portfolio will face the challenges of changing business, economic and market conditions. Each portfolio offers different levels of potential return and risks. These risks are discussed in the description of each portfolio.

No single portfolio constitutes a complete investment plan. Each portfolio's share price (except as described below for Money Market portfolio), yield and total return will fluctuate and an investment in a portfolio may be worth more or less than the original cost when shares are redeemed. Money Market portfolio seeks to maintain a constant $1.00 share price although there can be no assurance it will do so.

Each portfolio complies with various insurance regulations. Please read your insurance company's separate account prospectus for more specific information relating to insurance regulations and instructions on how to invest among the portfolios through a Variable Contract.


Contents

Basic information about the portfolios .........   2

Common portfolio investment policies ...........  99

Management .....................................  99

Distributions and taxes ........................ 100

Shareholder information ........................ 100


An investment in a portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Neither the Securities and Exchange Commission nor any state securities agency has approved the portfolios' shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a crime.

Portfolios

Strategic focus

America Income invests for as high a level of current income as is consistent with the preservation of capital. The portfolio invests in U.S. government securities.

Balanced invests for capital growth and current income by actively managing investments in a diversified portfolio of common stocks and bonds.

Emerging Markets invests in emerging market issuers for long-term growth of capital.

Equity-Income invests in a portfolio of income producing equity securities of U.S. corporations for current income and long-term capital growth.

Europe invests in European issuers for long-term growth of capital.


Europe Select invests for capital growth through a portfolio of mid- to large-cap securities consisting primarily of equity securities of European issuers.

Global Financials invests for capital growth through a concentrated portfolio of securities consisting primarily of equity securities of financial services companies.

Global Health Care invests for capital growth through a concentrated portfolio of securities consisting primarily of equity securities of health care companies.

Global Telecoms invests for capital growth through a concentrated portfolio of securities consisting primarily of equity securities of telecommunications companies.


Growth Shares invests in equity securities for appreciation of capital.

High Yield invests in below investment grade debt securities and preferred stocks to maximize total return.

International Growth invests primarily in non-U.S. equity securities for long-term growth of capital.

Mid-Cap Value invests in a diversified portfolio of common stocks for capital appreciation.

Money Market invests for current income consistent with preserving capital and providing liquidity.

Pioneer Fund invests in a broad list of carefully selected, reasonably priced securities for reasonable income and growth.

Real Estate Growth invests primarily in REITs and other real estate industry companies for long-term growth of capital. Current income is the portfolio's secondary investment objective.

Science & Technology invests for capital growth in common stock and other equity securities of companies expected to benefit from the development, advancement or use of science or technology.


Small Company invests for capital growth through a diversified portfolio consisting primarily of common stocks of small companies.


Strategic Income invests in debt securities for a high level of current income.

Swiss Franc Bond invests to approximate the performance of the Swiss franc relative to the U.S. dollar while earning a reasonable level of income.

Basic information about Pioneer America Income VCT Portfolio

Investment objective
As high a level of current income as is consistent with preservation of capital.

Principal investment strategies
Normally, the portfolio invests exclusively in U.S. government securities and repurchase agreements and "when-issued" commitments with respect to these securities. These securities include:
      o U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, including U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to 10 years), and U.S. Treasury bonds (generally maturities greater than 10 years)
      o Obligations issued by or guaranteed as to payment of principal and interest by the U.S. Treasury and certain agencies and instrumentalities of the U.S. government, such as Government National Mortgage Association
        (GNMA) and Federal Housing Administration (FHA)

      o Securities issued by an agency or instrumentality that are not guaranteed by the U.S. Treasury, such as securities issued by Federal National Mortgage Association (FNMA), which are supported by the right to borrow money from the U.S. Treasury under certain circumstances, or securities issued by the Federal Home Loan Bank which are supported solely by the credit of the agency

The portfolio's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The portfolio may invest in securities of any maturity. Although the average dollar weighted maturity of the portfolio's assets may vary significantly, it generally will not exceed 20 years.

Pioneer, the portfolio's investment adviser, considers both broad economic and issuer specific factors in selecting a portfolio designed to achieve the portfolio's investment objective. In assessing the appropriate maturity and sector weighting for the portfolio, Pioneer considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation, Federal Reserve monetary policy and the relative value of the U.S. dollar compared to other currencies. Once Pioneer determines the preferable portfolio characteristics, Pioneer selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issues), liquidity, sector and issuer diversification. Pioneer also employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, to assess an issuer's credit quality.

In making portfolio decisions, Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research.

Principal risks of investing in the portfolio
Even though the portfolio seeks a high level of current income and preservation of capital, you could lose money on your investment or the portfolio could fail to generate current income if:
      o Interest rates go up causing the value of the portfolio's investments to decline
      o During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This is known as call or prepayment risk
      o During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk
      o Pioneer's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect

To the extent the portfolio invests significantly in mortgage-backed securities, its exposure to prepayment and extension risks may be greater than other investments in fixed income securities. Mortgage derivatives held by the portfolio may have especially volatile prices and may have a disproportionate effect on the portfolio's share price.

Not all U.S. government securities are backed by the full faith and credit of the United States. Some agencies and instrumentalities, such as FNMA, are only supported by the right to borrow money from the U.S. Treasury under certain circumstances. Other agencies and instrumentalities, such as the Federal Home Loan Bank, are supported solely by the credit of the agency. The guarantee by the U.S. Treasury or agency or instrumentality of the U.S. government applies only to payment of principal and interest and does not extend to the market value of the security.

The portfolio's past performance

The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.

--------------------------------------------------------------------------------

Portfolio performance

The chart shows the performance of the portfolio's Class I shares for each full calendar year since the portfolio's inception on March 1, 1995. The chart does not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return.


The highest calendar quarterly return was 4.75% (6/30/98 to 9/30/98) The lowest calendar quarterly return was -2.41% (12/31/95 to 3/31/96)


[Start Bar Chart]

Annual return Class I shares
(Year ended December 31)

 '96     '97     '98     '99      '00
1.30    8.44    8.15    -2.52    11.76

[End Bar Chart]

--------------------------------------------------------------------------------


Comparison with the Lehman Brothers


Government Bond Index

The table shows the average annual total returns of the portfolio's Class I shares over time and compares these returns to the returns of the Lehman Brothers Government Bond Index. This index is a measure of the performance of U.S. Treasury debt, all publicly issued debt of U.S. government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. government. Unlike the portfolio, the index is not managed and does not incur expenses. The table assumes:

o The sale of the shares at the end of the period

o Reinvestment of all dividends and
  distributions



Average annual total return (%)
(for periods ended December 31, 2000)
--------------------------------------------------------
                                       Since  Inception
                1 Year   5 Years   Inception       Date
--------------------------------------------------------
Class I          11.76      5.29        5.51     3/1/95
--------------------------------------------------------
LB Govt
Bond Index       13.24      6.49        7.90         --
--------------------------------------------------------

Fees and expenses
These are the fees and expenses, based on the portfolio's latest fiscal year, you may pay if you invest in the portfolio. These fees and expenses do not include any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher. You should consult your insurance company's separate account prospectus or disclosure document for more information.

Annual portfolio operating expenses
paid from the assets of the portfolio
as a percentage of average daily net assets        Class I
----------------------------------------------------------
 Management Fee                                      0.55%
----------------------------------------------------------
 Distribution and Service (12b-1) Fee                 None
----------------------------------------------------------
 Other Expenses                                      0.29%
----------------------------------------------------------
Total Operating Expenses                             0.84%
----------------------------------------------------------

Example
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                   Number of years you own your shares
                 -----------------------------------------
                   1          3          5           10
----------------------------------------------------------
Class I          $86       $268       $466       $1,037
----------------------------------------------------------

Other investment strategies and related risks
As discussed, the portfolio invests exclusively in U.S. government securities and repurchase agreements and "when-issued" commitments with respect to these securities.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Additional information about debt securities
The portfolio may invest in mortgage-backed securities issued by agencies or instrumentalities of the U.S. government. These securities represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real estate. Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgage or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only mortgage-backed securities generally increase in value if interest rates decline, but are also subject to the risk of prepayment. Interest only instruments generally increase in value in a rising interest rate environment when fewer of the underlying mortgages are prepaid. For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

Repurchase agreements
Repurchase agreements are arrangements under which the portfolio purchases securities and the seller agrees to repurchase the securities within a specific time and at a specific price. The repurchase price is generally higher than the portfolio's purchase price, with the difference being income to the portfolio. The other party's obligations under the repurchase agreement are collateralized with U.S. Treasury and/or agency obligations with a market value of not less than 100% of the obligations, valued daily. Repurchase agreements afford the portfolio an opportunity to earn income on temporarily available cash at low risk. However, in the event that the other party to the repurchase agreement defaults on its obligations, the portfolio may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. In addition, if the portfolio is characterized by a court as an unsecured creditor, it would be at risk of losing some or all of the principal and interest involved in the transaction.

"When-Issued" securities

The portfolio may purchase and sell securities, including GNMA certificates, on a when-issued or delayed delivery basis. These transactions arise when securities are purchased or sold by the portfolio with payment and delivery taking place at a fixed future date. The portfolio may engage in these transactions when it believes they would result in a favorable price and yield for the security being purchased or sold. The market value of when-issued or delayed delivery transactions may increase or decrease as a result of changes in interest rates. These transactions involve risk of loss if the value of the underlying security changes unfavorably before the settlement date. There is also a risk that the other party to the transaction will default on its obligation to purchase or sell the security, which may result in the portfolio missing the opportunity to obtain a favorable price or yield elsewhere.

Management

Portfolio manager


Day-to-day management of the portfolio is the responsibility of a team of fixed income portfolio managers and analysts supervised by Kenneth J. Taubes. Mr. Taubes is responsible for overseeing Pioneer's U.S. and global fixed income team. The team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Taubes joined Pioneer as a senior vice president in September 1998 and has been an investment professional since 1986. Prior to joining Pioneer, Mr. Taubes had served since 1991 as a senior vice president and senior portfolio manager for several Putnam Investments institutional accounts and mutual funds.

Mr. Taubes and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.


Management fee


The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.55% of the portfolio's average daily net assets. This fee is normally computed daily and paid monthly.


Distributions


The portfolio declares a dividend daily. The dividend consists of substantially all of the portfolio's net income. Investors begin to earn dividends on the first business day following receipt of payment for shares and continue to earn dividends up to and including the date of sale. Dividends are normally paid on the last business day of each month. The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

Financial highlights


The financial highlights table helps you understand the portfolio's financial performance for the past five years. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that you would have earned on an investment in the portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report is included in the portfolio's annual report along with the portfolio's financial statements. The annual report is available upon request.


Pioneer America Income VCT Portfolio


Class I shares

                                                                    For the year ended December 31,
                                                   ------------------------------------------------------------
                                                     2000          1999          1998         1997        1996
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  9.47       $ 10.29       $ 10.04      $  9.78      $10.18
                                                   ------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                      $  0.58       $  0.56       $  0.55      $  0.54      $ 0.52
 Net realized and unrealized gain (loss)
  on investments                                      0.50         (0.81)         0.25         0.26       (0.40)
                                                   ------------------------------------------------------------
  Net increase (decrease)
   from investment operations                      $  1.08       $ (0.25)      $  0.80      $  0.80      $ 0.12
Distributions to shareholders:
 Net investment income                               (0.58)        (0.56)        (0.55)       (0.54)      (0.52)
 Net realized gain                                      --         (0.01)           --           --          --
                                                   ------------------------------------------------------------
  Net increase (decrease) in net asset value       $  0.50       $ (0.82)      $  0.25      $  0.26      $(0.40)
                                                   ------------------------------------------------------------
Net asset value, end of period                     $  9.97       $  9.47       $ 10.29      $ 10.04      $ 9.78
                                                   ============================================================
Total return*                                        11.76%        (2.52)%        8.15%        8.44%       1.30%
Ratios/Supplemental Data
Ratio of net expenses to average net assets+          0.84%         0.81%         0.94%        1.26%       1.31%
Ratio of net investment income (loss)
 to average net assets+                               6.00%         5.64%         5.35%        5.46%       5.25%
Portfolio turnover rate                                 55%           41%           36%          11%         60%
Net assets, end of period (in thousands)           $25,791       $29,779       $28,822      $14,519      $6,872
Ratios assuming no waiver of management fees
 and assumption of expenses by Pioneer and
 no reduction for fees paid indirectly:
 Net expenses                                         0.84%         0.81%         0.94%        1.43%       2.24%
 Net investment income (loss)                         6.00%         5.64%         5.35%        5.29%       4.32%
Ratios assuming waiver of management fees and
 assumption of expenses by Pioneer and
 reduction for fees paid indirectly:
 Net expenses                                         0.81%         0.79%         0.93%        1.23%       1.25%
 Net investment income (loss)                         6.03%         5.66%         5.36%        5.49%       5.31%

--------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

+ Ratios assuming no reduction for fees paid indirectly.

Basic information about Pioneer Balanced VCT Portfolio
[Start Sidebar]
Asset allocation

The subadviser allocates the portfolio's assets between equity and debt securities using quantitative analysis and techniques. Normally, equity securities represent 45% to 75% of the portfolio's assets.
[End Sidebar]

Investment objectives
Capital growth and current income by actively managing investments in a diversified portfolio of equity securities and bonds.

Principal investment strategies
The portfolio's equity investments include common stocks, interests in real estate investment trusts (REITs), and securities with common stock characteristics, such as convertible bonds and preferred stocks. The portfolio's investments in debt securities include U.S. government securities, corporate debt securities, mortgage- and asset-backed securities and commercial paper. Debt securities in which the portfolio invests may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features.

The portfolio may use derivatives, particularly stock index futures, to seek to achieve its investment objective. A derivative is a security or instrument whose value is determined by reference to the value or change in value of one or more securities, currencies, indices or other financial instruments. For example, the portfolio may use stock index futures as a substitute for investing a portion of its assets directly in equity securities or to adjust the allocation of the portfolio's assets between equity and debt securities. The portfolio may also use derivatives as a hedge against adverse changes in stock market prices, interest rates or currency exchange rates, as a substitute for purchasing or selling securities or to increase the portfolio's return.

Pioneer, the portfolio's investment adviser, has engaged Prudential Investment Management, Inc. ("Prudential") to act as the portfolio's subadviser. The sub-adviser, under Pioneer's supervision, uses a quantitative investment approach that seeks to determine, based upon certain objective economic and market factors, an expected rate of return on the equity and fixed income markets and to allocate the portfolio's investments according to that projected outlook. In selecting equity securities for the portfolio, the subadviser uses quantitative analysis to structure a portfolio it believes has the potential to exceed the return of the Standard & Poor's 500 Index, but which it believes has risk characteristics similar to the index. In selecting debt securities for the port-folio, the subadviser uses a similar quantitative approach benchmarked to the Lehman Brothers Aggregate Bond Index. Quantitative analysis entails the use of econometric and mathematical models to analyze a wide variety of economic, mark-et and company specific factors to predict a security's potential return.

Principal risks of investing in the portfolio
Even though the portfolio seeks capital growth and current income, you could lose money on your investment or not make as much as if you invested elsewhere if:
  o The stock market goes down (this risk may be greater in the short term)
  o The portfolio's equity investments do not have the growth potential originally expected
  o Stocks selected for income do not achieve the same return as securities selected for capital growth

The portfolio also has risks associated with investing in bonds. The portfolio could underperform other investments if:
      o Interest rates go up causing the value of the portfolio's investments to decline
      o The issuer of a debt security owned by the portfolio defaults on its obligation to pay principal or interest or has its credit rating downgraded
      o During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This is known as call or prepayment risk
      o During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk.

      o The subadviser's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect

The portfolio's use of futures and other derivatives carries risks. Even a small investment in derivatives can have a significant impact on the portfolio's exposure to stock market values, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the portfolio's other investments, the portfolio may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value. The use of futures and other derivatives for non-hedging purposes may be considered speculative.

The portfolio's past performance

The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may make or lose money on your investment. The portfolio retained Prudential as its subadviser effective May 1, 2001. Prior to that time, Pioneer managed the portfolio's investments directly.


--------------------------------------------------------------------------------

Portfolio performance
The chart shows the performance of the portfolio's Class I shares for each full calendar year since the portfolio's inception on March 1, 1995. The chart does not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return.


The highest calendar quarterly return was 10.05% (3/31/97 to 6/30/97). The lowest calendar quarterly return was -6.32% (6/30/98 to 9/30/98).

[Start Bar Chart]
Annual return Class I shares
(Year ended December 31)

 '96      '97     '98     '99      '00
14.26    17.62    2.64    2.53     5.45

[End Bar Chart]

--------------------------------------------------------------------------------

Comparison with the Standard & Poor's 500 Index, the Lehman Brothers Government/ Credit Bond Index and the Lehman Brothers Aggregate Bond Index

The table shows the average annual total returns of the portfolio's Class I shares over time and compares these returns to the returns of the Standard & Poor's 500 Index, the Lehman Brothers Government/Credit Bond Index and the Lehman Brothers Aggregate Bond Index. The Standard & Poor's 500 Index is a widely recognized measure of the performance of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lehman Brothers Government/Credit Bond Index is a composite index of the U.S. bond market. The Lehman Brothers Aggregate Bond Index is a widely recognized market value-weighted index composed of the Lehman Brothers Government/ Credit, Mortgage-Backed, Asset-Backed and Commercial Mortgage-Based Securities indices. Pioneer believes that the Lehman Brothers Aggregate Bond Index is more representative of the issues in the portfolio than the Lehman Brothers Government/Credit Bond Index and will not provide the Government/Credit Bond Index in the future. Unlike the portfolio, the indices are not managed and do not incur expenses. The table assumes:
o The sale of the shares at the end of the period
o Reinvestment of all dividends and distributions

Average annual total return (%)
(for periods ended December 31, 2000)
---------------------------------------------------------
                                         Since  Inception
                 1 Year    5 Years   Inception       Date
---------------------------------------------------------
Class I            5.45       8.32       10.61     3/1/95
---------------------------------------------------------
S&P 500 Index     -9.11      18.28       20.32         --
---------------------------------------------------------
LB Govt/Credit
Bond Index        11.85       6.24        7.76         --
---------------------------------------------------------
LB Aggregate
Bond Index        11.63       6.46        7.82         --
---------------------------------------------------------

Fees and expenses
These are the fees and expenses, based on the portfolio's latest fiscal year, you may pay if you invest in the portfolio. These fees and expenses do not include any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher. You should consult your insurance company's separate account prospectus or disclosure document for more information.

Annual portfolio operating expenses
paid from the assets of the portfolio
as a percentage of average daily net assets        Class I
----------------------------------------------------------
 Management Fee                                      0.65%
----------------------------------------------------------
 Distribution and Service (12b-1) Fee                None
----------------------------------------------------------
 Other Expenses                                      0.17%
----------------------------------------------------------
Total Operating Expenses                             0.82%
----------------------------------------------------------

Example
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                  Number of years you own your shares
               -------------------------------------------
                 1          3          5           10
----------------------------------------------------------
Class I        $84       $262       $455       $1,014
----------------------------------------------------------

Other investment policies and related risks
As discussed, the portfolio primarily invests in equity securities and bonds to seek capital growth and current income.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

More on principal investments

The portfolio may invest up to 25% of its total assets (at the time of purchase) in real estate investment trusts. Real estate investment trusts are pooled investment vehicles that invest primarily in real estate or real estate related loans. Investing in real estate investment trusts involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by real estate investment trusts in which it invests.

The portfolio may invest in U.S. government securities. U.S. government securities include obligations: directly issued by or supported by the full faith and credit of the U.S. government, like Treasury bills, notes and bonds and Government National Mortgage Association certificates; supported by the right of the issuer to borrow from the U.S. Treasury, like those of the Federal Home Loan Banks; supported by the discretionary authority of the U.S. government to purchase the agency's securities, like those of the Federal National Mortgage Association; or supported only by the credit of the issuer itself, like the Tennessee Valley Authority.

The portfolio may invest in mortgage-backed and asset-backed securities. Mortgage-related securities may be issued by private companies or by agencies of the U.S. government and represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgage or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only mortgage backed securities generally increase in value if interest rates decline, but are also subject to the risk of prepayment. Interest only instruments generally increase in value in a rising interest rate environment when fewer of the underlying mortgages are prepaid.

For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

If a rating organization downgrades the quality rating assigned to one or more of the portfolio's investments, the subadviser will consider what actions, if any, are appropriate including selling the downgraded security or purchasing additional investment grade securities as soon as it is prudent to do so.

Investments in lower rated debt securities

Up to 10% of the portfolio's net assets (at the time of purchase) may be invested in debt securities rated below investment grade. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by the subadviser. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Investments other than U.S. equity securities
The portfolio may invest up to 25% of its total assets (at the time of purchase) in securities of non-U.S. issuers. The portfolio will not invest more than 5% of its total assets (at the time of purchase) in the securities of emerging markets issuers. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks include:

      o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
      o Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, the subadviser may not be able to sell the portfolio's investments at times, in amounts and at prices it considers reasonable
      o Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
      o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
      o Economic, political and social developments may adversely affect the securities markets
      o Withholding and other non-U.S. taxes may decrease the portfolio's return

Management

Investment Adviser
Pioneer, the portfolio's investment adviser, oversees the portfolio's operations and supervises Prudential, the portfolio's subadviser, which is responsible for the day-to-day management of the portfolio.

Investment subadviser
Prudential, the portfolio's subadviser, is a wholly owned subsidiary of The Prudential Insurance Company of America and has served as an investment adviser to investment companies since 1984. As of December 31, 2000, Prudential's assets under management were over $300 billion. Prudential's main office is at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102.

Portfolio manager

Since May 1, 2001, day-to-day management of the portfolio is the responsibility of co-managers James Scott and Mark Stumpp. Mr. Scott is a Senior Managing Director of Prudential Quantitative Management, a unit of Prudential Investments, and has managed balanced and equity portfolios for Prudential's pension plans and several institutional clients since 1987. Mr. Stumpp is a Senior Managing Director of Prudential Investments and has managed investment portfolios since 1995.


Management fee


The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.65% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly. Pioneer, and not the portfolio, pays a portion of the fee it receives from the portfolio to Prudential as compensation for Prudential's subadvisory services to the portfolio.


Distributions


The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income quarterly during March, June, September and December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

Financial highlights


The financial highlights table helps you understand the portfolio's financial performance for the past five years. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that you would have earned on an investment in the portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report is included in the portfolio's annual report along with the portfolio's financial statements. The annual report is available upon request.


Pioneer Balanced VCT Portfolio


Class I shares

                                                                       For the year ended December 31
                                                   -----------------------------------------------------------------
                                                     2000          1999           1998           1997         1996
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 14.31       $ 14.47        $ 14.99         $13.19       $ 11.87
                                                   -----------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                      $  0.48       $  0.51        $  0.42         $ 0.36       $  0.29
 Net realized and unrealized gain (loss)
  on investments                                      0.29         (0.16)          0.00(a)        1.94          1.39
                                                   -----------------------------------------------------------------
  Net increase (decrease)
   from investment operations                      $  0.77       $  0.35        $  0.42         $ 2.30       $  1.68
Distributions to shareholders:
 Net investment income                               (0.48)        (0.51)         (0.42)          (0.36)       (0.29)
 Net realized gain                                      --            --          (0.52)          (0.14)       (0.07)
                                                   -----------------------------------------------------------------
  Net increase (decrease) in net asset value       $  0.29       $ (0.16)       $ (0.52)        $ 1.80       $  1.32
                                                   -----------------------------------------------------------------
Net asset value, end of period                     $ 14.60       $ 14.31        $ 14.47         $14.99       $ 13.19
                                                   =================================================================
Total return*                                         5.45%         2.53%          2.64%          17.62%       14.26%
Ratios/Supplemental Data
Ratio of net expenses to average net assets+          0.82%         0.78%          0.80%           0.96%        1.20%
Ratio of net investment income (loss)
 to average net assets+                               3.21%         3.58%          2.93%           2.63%        2.83%
Portfolio turnover rate                                 15%           59%           104%             63%          74%
Net assets, end of period (in thousands)           $59,545       $72,669        $66,930         $44,008      $16,783
Ratios assuming no waiver of management fees
 and assumption of expenses by Pioneer and
 no reduction for fees paid indirectly:
 Net expenses                                         0.82%         0.78%          0.80%           0.96%        1.58%
 Net investment income (loss)                         3.21%         3.58%          2.93%           2.63%        2.45%
Ratios assuming waiver of management fees
 and assumption of expenses by Pioneer and
 reduction for fees paid indirectly:
 Net expenses                                         0.82%         0.77%          0.80%           0.95%        1.15%
 Net investment income (loss)                         3.21%         3.59%          2.93%           2.64%        2.88%

--------------------------------------------------------------------------------

(a) Amount rounds to less than one cent per share.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

+   Ratios assuming no reduction for fees paid indirectly.

Basic information about Pioneer Emerging Markets VCT Portfolio

[Start Sidebar]
Emerging market issuers

An emerging market issuer:
o Is organized under the laws of an emerging market country;
o Has a principal office in an emerging market country; or
o Derives at least 50% of its gross revenues or profits from goods or services produced in emerging markets or sales made in emerging markets.
[End Sidebar]

Investment objective
Long-term growth of capital.

Principal investment strategies
The portfolio invests primarily in securities of emerging market issuers. Although the portfolio invests in both equity and debt securities, it normally emphasizes equity securities in its portfolio. Normally, the portfolio invests at least 65% of its total assets in the securities of emerging market corporate and government issuers.

The portfolio invests in at least six emerging markets. The portfolio considers any market that is not developed to be an emerging market. The portfolio does not allocate more than 25% of its total assets (at the time of purchase) to any one country but can invest more than 25% of its total assets in a particular region.

The portfolio's equity investments include common stocks, preferred stocks, depositary receipts, convertible debt securities, warrants, rights and other equity interests. The portfolio also may purchase forward foreign currency exchange contracts in connection with its investments.

Pioneer, the portfolio's investment adviser, uses a value approach to select the portfolio's investments. Using this investment style, Pioneer seeks securities selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for long-term revenue, earnings and cash flow growth. Pioneer employs qualitative analysis, quantitative techniques, due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. In addition to analyzing specific securities, Pioneer determines the relative attractiveness of investing in different emerging markets. In assessing the investment potential of each country, Pioneer considers economic growth prospects, monetary conditions, political risks, currency risk, capital flows and other factors. Factors Pioneer looks for in selecting investments include:
      o Issuers in countries expected to have economic and market environments that will be positive
      o Favorable expected returns relative to perceived risk
      o Companies expected to benefit from long-term trends in the economy
      o Low market valuations relative to expected earnings, assets, cash flow and revenues
      o Turnaround potential for companies that have been through difficult periods
      o Management with demonstrated ability and commitment to the company
      o Issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry

Principal risks of investing in the portfolio
An investment in the portfolio involves a substantial degree of risk. Even though the portfolio seeks long-term capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:
      o Stock markets of emerging market countries go down or perform poorly relative to other stock markets (this risk may be greater in the short term)
      o Securities of emerging market issuers or value stocks fall out of favor with investors
      o The portfolio's assets remain undervalued or do not have the potential value originally expected

Investing in emerging market issuers involves unique risks compared to investing in securities of issuers in the U.S. and other developed countries. These risks are more pronounced to the extent the portfolio invests in issuers in the lesser developed emerging markets or in one region. These risks may include:
      o Less information about emerging market issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices

      o Many emerging markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's investments at times, in amounts and at prices it considers reasonable

      o Adverse effect of currency exchange rates or controls on the value of the portfolio's investments

      o The economies of emerging market countries may grow at slower rates than expected or may experience a downturn or recession

      o Economic, political and social developments may adversely affect the securities markets


      o Emerging market countries may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation

      o The portfolio could experience a loss from settlement and custody practices in some emerging markets

      o Withholding and other non-U.S. taxes may decrease the portfolio's return

The portfolio's past performance


The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.


The portfolio's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.

--------------------------------------------------------------------------------

Portfolio performance

The chart shows the performance of the portfolio's Class I shares for each full calendar year since the portfolio's inception on October 30, 1998. The chart does not reflect any fees and expenses with respect to a Variable Contract. Such fees and expenses will reduce your return.

The highest calendar quarterly return was 52.07% (9/30/99 to 12/31/99). The lowest calendar quarterly return was -18.09% (3/31/00 to 6/30/00).


[Start Bar Chart]

Annual return Class I shares
(Year ended December 31)

 '99       '00
78.74    -34.20

[End Bar Chart]

--------------------------------------------------------------------------------


Comparison with the Morgan Stanley
Capital International (MSCI) Emerging
Markets Free Index

The table shows the average annual total returns of the portfolio's Class I shares over time and compares these returns to the returns of the MSCI Emerging Markets Free Index. This index is a widely recognized measure of the performance of emerging market stocks. Unlike the portfolio, the index is not managed and does not incur expenses. The table assumes:


o The sale of the shares at the end
  of the period

o Reinvestment of all dividends and
  distributions


Average annual total return (%)
(for periods ended December 31, 2000)
-------------------------------------------------------
                                      Since   Inception
                         1 Year   Inception        Date
Class I                  -34.20       10.16    10/30/98
-------------------------------------------------------
MSCI Emerging
Markets Free Index       -30.61       10.13          --
-------------------------------------------------------

Fees and expenses
These are the fees and expenses, based on the portfolio's latest fiscal year, you may pay if you invest in the portfolio. These fees and expenses do not include any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher. You should consult your insurance company's separate account prospectus or disclosure document for more information.

Annual portfolio operating expenses
paid from the assets of the portfolio
as a percentage of average daily net assets     Class I
-------------------------------------------------------
 Management Fee                                   1.15%
-------------------------------------------------------
 Distribution and Service (12b-1) Fee             None
-------------------------------------------------------
 Other Expenses                                   1.30%
-------------------------------------------------------
 Total Operating Expenses                         2.45%
-------------------------------------------------------
 Fee Waiver and Expense Limitation1              (0.70)%
-------------------------------------------------------
Net Expenses(1)                                   1.75%
-------------------------------------------------------

(1) The expenses in the table above reflect the expense limitation in effect through December 31, 2001 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.75% of the average daily net assets attributable to Class I shares.

Example
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the portfolio's operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                 Number of years you own your shares
               ----------------------------------------
                  1         3           5          10
-------------------------------------------------------
Class I        $178      $697      $1,242      $2,733
-------------------------------------------------------

Other investment strategies and related risks
As discussed, the portfolio invests primarily in securities of emerging market issuers to seek long-term growth of capital.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Investments other than equity securities of emerging market issuers
The portfolio may invest up to 35% of its total assets (at the time of purchase) in equity and debt securities of corporate or government issuers in any developed country (other than the U.S.) and short-term debt securities for cash management purposes. Short-term investments normally include high-quality commercial paper, certificates of deposit and other bank-related investments, U.S. and non-U.S. government obligations and repurchase agreements.

The portfolio may also invest in Brady bonds, which are restructured debt of governmental issuers of emerging market countries. The portfolio may invest in debt securities of any quality or maturity. The portfolio may not invest more than 10% of its net assets in debt securities rated below investment grade or in unrated securities of comparable quality. The portfolio invests in debt securities when Pioneer believes they are consistent with the portfolio's investment objective, to diversify the portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.


Portfolio turnover

The portfolio's annual portfolio turnover rate has exceeded 100%. A high portfolio turnover rate may result in high transaction costs that are borne by the portfolio and its shareholders. See "Financial highlights" for actual turnover rates.


Management

Portfolio manager


Day-to-day management of the portfolio is the responsibility of Mark Madden, a senior vice president of Pioneer. Mr. Madden and the research team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Madden joined Pioneer in 1990 as an equity analyst, has managed the portfolio since its inception and has been an investment professional since 1984.


Mr. Madden is supported by a team of portfolio managers and analysts who specialize in international equity securities. This team provides research for the portfolio and other Pioneer mutual funds with similar investment objectives or styles. Mr. Madden and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.

Management fee


The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 1.15% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.


Distributions


The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

Financial highlights

The financial highlights table helps you understand the portfolio's financial performance since inception. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that you would have earned on an investment in the portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report is included in the portfolio's annual report along with the portfolio's financial statements. The annual report is available upon request.


Pioneer Emerging Markets VCT Portfolio

Class I shares

                                                      For the year ended         October 30,
                                                          December 31           1998 through
                                                    -----------------------     December 31,
                                                     2000            1999           1998
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 18.75         $10.49         $ 10.00
                                                    ----------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                       $ (0.12)        $(0.03)        $  0.00(a)
 Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions                                        (6.20)          8.29            0.49
                                                    ----------------------------------------
  Net increase (decrease) from investment
   operations                                       $ (6.32)        $ 8.26         $  0.49
Distributions to shareholders:
 Net realized gain                                    (0.33)            --              --
                                                    ----------------------------------------
Net increase (decrease) in net asset value          $ (6.65)        $ 8.26         $  0.49
                                                    ----------------------------------------
Net asset value, end of period                      $ 12.10         $18.75         $ 10.49
                                                    ========================================
Total return*                                        (34.20)%        78.74%           4.90%
Ratios/Supplemental Data
Ratio of net expenses to average net assets            1.79%+         1.88%+          1.75%**
Ratio of net investment income (loss) to average
net assets                                            (0.59)%+       (0.74)%+        (0.01)%**
Portfolio turnover rate                                 156%           144%             60%**
Net assets, end of period (in thousands)            $ 9,446         $9,679         $   133
Ratios assuming no waiver of management fees
 and assumption of expenses by Pioneer and
 no reduction for fees paid indirectly:
 Net expenses                                          2.45%          6.56%         104.83%**
 Net investment income (loss)                         (1.25)%        (5.42)%       (103.09)%**
Ratios assuming waiver of management fees and
 assumption of expenses by Pioneer and
 reduction for fees paid indirectly:
 Net expenses                                          1.75%          1.75%           1.75%**
 Net investment income (loss)                         (0.55)%        (0.61)%         (0.01)%**

--------------------------------------------------------------------------------

(a) Amount rounds to less than one cent per share.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**  Annualized.

+   Ratios assuming no reduction for fees paid indirectly

Basic information about Pioneer Equity-Income VCT Portfolio

Investment objective

Current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

Principal investment strategies


The portfolio invests primarily in income producing equity securities of U.S. issuers. The income producing equity securities in which the portfolio may invest include common stocks, preferred stocks and interests in real estate investment trusts (REITs). Normally, the portfolio invests at least 80% of its total assets in income producing equity securities. The remainder of the portfolio may be invested in debt securities, most of which are expected to be convertible into common stocks.

Pioneer, the portfolio's investment adviser, uses a value approach to select the portfolio's investments. Using this investment style, Pioneer seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. Pioneer also considers a security's potential to provide a reasonable amount of income. In making these assessments, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include:


      o Favorable expected returns relative to perceived risk

      o Management with demonstrated ability and commitment to the company

      o Low market valuations relative to earnings forecast, book value, cash flow and sales

      o Good prospects for dividend growth

Principal risks of investing in the portfolio

Even though the portfolio seeks current income and long-term growth of capital, you could lose money on your investment or not make as much as if you invested elsewhere if:

      o The stock market goes down (this risk may be greater in the short term)

      o Value stocks fall out of favor with investors

      o The portfolio's assets remain undervalued or do not have the potential value originally expected

      o Stocks selected for income do not achieve the same return as securities selected for capital appreciation

      o Interest rates or inflation increases

The portfolio's past performance

The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.

--------------------------------------------------------------------------------

Portfolio performance

The chart shows the performance of the portfolio's Class I shares for each full calendar year since the portfolio's inception on March 1, 1995. The chart does not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return.


The highest calendar quarterly return was 15.04% (9/30/98 to 12/31/98) The lowest calendar quarterly return was -7.73% (6/30/99 to 9/30/99)


[Start Bar Chart]

Annual return Class I shares
(Year ended December 31)

 '96      '97      '98     '99      '00
15.19    35.23    21.80    1.21    14.85

[End Bar Chart]

--------------------------------------------------------------------------------


Comparison with the Standard & Poor's
500 Index

The table shows the average annual total returns of the portfolio's Class I shares over time and compares these returns to the returns of the Standard & Poor's 500 Index. This index is a widely recognized measure of the performance of 500 widely held common stocks. Unlike the portfolio, the index is not managed and does not incur expenses. The table assumes:


o The sale of the shares at the end
  of the period

o Reinvestment of all dividends and
  distributions


Average annual total return (%)
(for periods ended December 31, 2000)
-----------------------------------------------------------
                                          Since  Inception
                  1 Year    5 Years   Inception       Date
-----------------------------------------------------------
Class I            14.85      17.14       18.74     3/1/95
-----------------------------------------------------------
S&P 500 Index      -9.11      18.28       20.32         --
-----------------------------------------------------------

Fees and expenses
These are the fees and expenses, based on the portfolio's latest fiscal year, you may pay if you invest in the portfolio. These fees and expenses do not include any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher. You should consult your insurance company's separate account prospectus or disclosure document for more information.

Annual portfolio operating expenses
paid from the assets of the portfolio
as a percentage of average daily net assets   Class I
-----------------------------------------------------
 Management Fee                                 0.65%
-----------------------------------------------------
 Distribution and Service (12b-1) Fee            None
-----------------------------------------------------
 Other Expenses                                 0.06%
-----------------------------------------------------
Total Operating Expenses                        0.71%
-----------------------------------------------------

Example
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                 Number of years you own your shares
               --------------------------------------
                 1           3           5         10
-----------------------------------------------------
Class I        $73        $227        $395       $883
-----------------------------------------------------

Other investment strategies and related risks
As discussed, the portfolio primarily invests in income producing equity securities of U.S. corporations to seek current income and long-term capital growth.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

More on principal investments

The portfolio may invest up to 25% of its total assets (at the time of purchase) in real estate investment trusts. Real estate investment trusts are pooled investment vehicles that invest primarily in real estate or real estate related loans. Investing in real estate investment trusts involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by real estate investment trusts in which it invests.

Investments other than U.S. equity securities

The portion of the portfolio's assets not invested in equity securities may be invested in debt securities of corporate and government issuers. Most of the debt securities the portfolio acquires are expected to be securities convertible into common stocks. Generally, the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 10% of its net assets (at the time of purchase) in below investment grade debt securities, including convertible debt securities. The portfolio invests in debt securities when Pioneer believes they are consistent with the portfolio's investment objective, to diversify the portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.


Management

Portfolio manager


Day-to-day management of the portfolio has been the responsibility of John A. Carey since the portfolio's inception. Mr. Carey and the research team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Carey is a senior vice president of Pioneer. He joined Pioneer in 1979 as an analyst.


Mr. Carey is supported by a team of portfolio managers and analysts who specialize in U.S. equity securities. This team provides research for the portfolio and other Pioneer mutual funds with similar investment objectives or styles. Mr. Carey and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.

Management fee

The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.65% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.

Distributions


The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income quarterly during March, June, September and December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

Financial highlights


The financial highlights table helps you understand the portfolio's financial performance for the past five years. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that you would have earned on an investment in the portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report is included in the portfolio's annual report along with the portfolio's financial statements. The annual report is available upon request.


Pioneer Equity-Income VCT Portfolio


Class I shares

                                                                      For the year ended December 31
                                                   ------------------------------------------------------------------
                                                     2000           1999           1998           1997         1996
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  20.72       $  21.44       $  18.14       $  13.73      $ 12.17
                                                   ------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                      $   0.51       $   0.42       $   0.39       $   0.35      $  0.29
 Net realized and unrealized gain (loss)
  on investments                                       2.28          (0.15)          3.52           4.44         1.54
                                                   ------------------------------------------------------------------
  Net increase (decrease)
   from investment operations                      $   2.79       $   0.27       $   3.91       $   4.79      $  1.83
Distributions to shareholders:
 Net investment income                                (0.49)         (0.41)         (0.39)         (0.37)       (0.27)
 Net realized gain                                    (1.74)         (0.58)         (0.22)         (0.01)          --
                                                   ------------------------------------------------------------------
  Net increase (decrease) in net asset value       $   0.56       $  (0.72)      $   3.30       $   4.41      $  1.56
                                                   ------------------------------------------------------------------
Net asset value, end of period                     $  21.28        $ 20.72       $  21.44       $  18.14      $ 13.73
                                                   ==================================================================
Total return*                                         14.85%          1.21%         21.80%         35.23%       15.19%
Ratios/Supplemental Data
Ratio of net expenses to average net assets+           0.71%          0.70%          0.71%          0.77%        0.96%
Ratio of net investment income (loss)
 to average net assets+                                2.40%          1.97%          2.04%          2.31%        2.67%
Portfolio turnover rate                                  13%            23%            19%            15%          18%
Net assets, end of period (in thousands)           $181,920       $226,379       $203,976       $124,213      $46,871
Ratios assuming no waiver of management fees
 and assumption of expenses by Pioneer and
 no reduction for fees paid indirectly:
 Net expenses                                          0.71%          0.70%          0.71%          0.77%        0.98%
 Net investment income (loss)                          2.40%          1.97%          2.04%          2.31%        2.65%
Ratios assuming waiver of management fees and
 assumption of expenses by Pioneer and
 reduction for fees paid indirectly:
 Net expenses                                          0.71%          0.70%          0.71%          0.77%        0.95%
 Net investment income (loss)                          2.40%          1.97%          2.04%          2.31%        2.68%

--------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

+ Ratios assuming no reduction for fees paid indirectly.

Basic information about Pioneer Europe VCT Portfolio

[Start Sidebar]
European issuers

A European issuer:
o Is organized and has a principal business office in a European country;

o Derives at least 50% of its total revenue from business transacted in Europe;
  or
o Has equity securities that trade principally on a stock exchange in Europe. [End Sidebar]

Investment objective
Long-term growth of capital.

Principal investment strategies

The portfolio invests primarily in equity securities of European issuers. For purposes of the portfolio's investment policies, equity investments include common stocks and securities with common stock characteristics such as preferred stocks, rights, depositary receipts, warrants and debt securities convertible into common stock. Normally, the portfolio invests at least 80% of its total assets in equity securities of European issuers. The portfolio also may purchase forward foreign currency exchange contracts in connection with its investments.

The portfolio uses a "growth at a reasonable price" style of management. The portfolio seeks to invest in companies with above average potential for earnings and revenue growth that are also trading at attractive market valuations. To select stocks, Pioneer, the portfolio's investment adviser, employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. Pioneer relies on the knowledge, experience and judgment of its own staff who have access to a wide variety of research. Factors Pioneer looks for in selecting investments include:
      o Favorable expected returns relative to perceived risk
      o Low market valuations relative to earnings forecast, book value, cash flow and sales
      o Issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry
      o Increasing earnings forecast

Pioneer generally sells a portfolio security when Pioneer believes that the issuer no longer offers the potential for above average earnings and revenue growth. Pioneer makes that determination based upon the same criteria it uses to select portfolio securities.

Principal risks of investing in the portfolio
Even though the portfolio seeks long-term capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:
      o European stock markets go down or perform poorly relative to U.S. markets (this risk may be greater in the short term)
      o Securities of European issuers or growth stocks fall out of favor with investors
      o The portfolio's investments do not have the growth potential originally expected

Investing in developed European issuers involves unique risks compared to investing in securities of U.S. issuers. These risks may include:

      o Less information about some European issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
      o Many European markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's investments at times, in amounts and at prices it considers reasonable
      o Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
      o The economies of European countries may grow at slower rates than expected or may experience a downturn or recession
      o Economic Monetary Union (EMU) and the introduction of a single European currency may increase the volatility of European markets

The portfolio's past performance

The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.

--------------------------------------------------------------------------------

Portfolio performance

The chart shows the performance of the portfolio's Class I shares for each full calendar year since the portfolio's inception on October 30, 1998. The chart does not reflect any fees and expenses with respect to a Variable Contract. Such fees and expenses will reduce your return.

The highest calendar quarterly return was 28.88% (9/30/99 to 12/31/99). The lowest calendar quarterly return was -12.00% (3/31/00 to 6/30/00).

[Start Bar Chart]
Annual return Class I shares
(Year ended December 31)

 '99      '00
28.47    -18.46

[End Bar Chart]

--------------------------------------------------------------------------------

Comparison with the Morgan Stanley Capital International (MSCI) Europe Index The table shows the average annual total returns of the portfolio's Class I shares over time and compares these returns to the returns of the MSCI Europe Index. This index is a widely recognized capitalization-weighted index of stocks traded in 15 individual European countries. Unlike the portfolio, the index is not managed and does not incur expenses. The table assumes:
o The sale of the shares at the end of the period
o Reinvestment of all dividends and distributions

Average annual total return (%)
(for periods ended December 31, 2000)
-------------------------------------------------------
                                     Since    Inception
                        1 Year   Inception         Date
-------------------------------------------------------
Class I                 -18.46        4.94     10/30/98
-------------------------------------------------------
MSCI Europe Index        -8.39        7.39           --
-------------------------------------------------------

Fees and expenses
These are the fees and expenses, based on the portfolio's latest fiscal year, you may pay if you invest in the portfolio. These fees and expenses do not include any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher. You should consult your insurance company's separate account prospectus or disclosure document for more information.

Annual portfolio operating expenses
paid from the assets of the portfolio
as a percentage of average daily net assets     Class I
-------------------------------------------------------
 Management Fee                                   1.00%
-------------------------------------------------------
 Distribution and Service (12b-1) Fee              None
-------------------------------------------------------
 Other Expenses                                   0.55%
-------------------------------------------------------
 Total Operating Expenses                         1.55%
-------------------------------------------------------
 Fee Waiver and Expense Limitation1              (0.05)%
-------------------------------------------------------
Net Expenses(1)                                   1.50%
-------------------------------------------------------

(1) The expenses in the table above reflect the expense limitation in effect through December 31, 2001 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.50% of the average daily net assets attributable to Class I shares.

Example
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                Number of years you own your shares
               ----------------------------------------
                  1         3          5           10
-------------------------------------------------------
Class I        $153      $485       $840       $1,841
-------------------------------------------------------

Other investment strategies and related risks
As discussed, the portfolio invests primarily in equity securities of European issuers to seek long-term capital growth.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Investment in other European issuers
The portfolio invests primarily in issuers domiciled in developed European countries. However, the portfolio may invest up to 10% of its total assets (at the time of purchase) in securities of European issuers domiciled in Eastern European nations or emerging European markets.

The risks relating to investment in developed European issuers described above are more pronounced to the extent the portfolio invests in issuers in Eastern European nations or emerging European markets. Additional risks include:

      o Economic, political and social developments may adversely affect the securities markets
      o Withholding and other non-U.S. taxes may decrease the portfolio's return

Economic Monetary Union (EMU)
On January 1, 1999, 11 European countries adopted a single currency--the Euro. The conversion to the Euro is being phased in over a three-year period. During this time, valuation, systems and other operational problems may occur in connection with the portfolio's investments quoted in the Euro. For participating countries, EMU will mean sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions will remain in the hands of each participating country but will be subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate to maintain price stability within the Euro zone.


EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of European markets.

Investments other than in equity securities

The portfolio may invest up to 20% of its total assets (at the time of purchase) in debt securities of corporate and government issuers with less than 12 months to maturity. Generally the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets (at the time of purchase) in below investment grade convertible debt securities. The portfolio invests in debt securities when Pioneer believes that they are consistent with the portfolio's investment objective, to diversify the portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Management

Portfolio manager

Since December 1, 2000, day-to-day management of the portfolio is the responsibility of a team of portfolio managers and analysts supervised by Theresa A. Hamacher, chief investment officer of Pioneer. Ms. Hamacher joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser. This team provides research for the portfolio and other Pioneer mutual funds with similar objectives or styles. The team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Ms. Hamacher, assisted by Michael P. Bradshaw, is responsible for monitoring the portfolio and implementing the team's decisions. Mr. Bradshaw, a vice president of Pioneer, joined Pioneer in 1997 and has been an investment professional since 1994. Prior to joining Pioneer, Mr. Bradshaw was a research associate for CIBC Wood Gundy Securities, Inc. from 1995 to 1997.

Management fee

The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 1.00% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.

Distributions

The portfolio generally makes any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

Financial highlights

The financial highlights table helps you understand the portfolio's financial performance since inception. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that you would have earned on an investment in the portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report is included in the portfolio's annual report along with the portfolio's financial statements. The annual report is available upon request.


Pioneer Europe VCT Portfolio

Class I shares

                                                        For the year ended        October 30,
                                                            December 31          1998 through
                                                    ------------------------     December 31,
                                                      2000            1999           1998
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 13.61         $ 10.60         $10.00
                                                    -----------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                       $ (0.06)        $  0.05         $ 0.00
 Net realized and unrealized gain (loss) on
  investments and foreign currency
  transactions                                        (2.45)           2.97           0.60
                                                    -----------------------------------------
 Net increase (decrease) from investment
  operations                                        $ (2.51)        $  3.02         $ 0.60
Distributions to shareholders:
 Net investment income                                (0.02)             --             --
 Net realized gain                                    (0.01)          (0.01)            --
                                                    -----------------------------------------
Net increase (decrease) in net asset value          $ (2.54)        $  3.01         $ 0.60
                                                    -----------------------------------------
Net asset value, end of period                      $ 11.07         $ 13.61         $10.60
                                                    =========================================
Total return*                                        (18.46)%         28.47%          6.00%
Ratios/Supplemental Data
Ratio of net expenses to average net assets            1.48%+          1.53%+         1.50%**
Ratio of net investment income (loss) to average
 net assets                                           (0.28)%+         0.56%+         0.00%**
Portfolio turnover rate                                  92%             60%             6%**
Net assets, end of period (in thousands)            $18,474         $12,735         $1,620
Ratios assuming no waiver of management fees
 and assumption of expenses by Pioneer and
 no reduction for fees paid indirectly:
 Net expenses                                          1.55%           2.58%         16.56%**
 Net investment income (loss)                         (0.35)%         (0.49)%       (15.06)%**
Ratios assuming waiver of management fees and
 assumption of expenses by Pioneer and
 reduction for fees paid indirectly:
 Net expenses                                          1.48%           1.50%          1.50%**
 Net investment income (loss)                         (0.28)%          0.60%          0.00%**

--------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

** Annualized.

+  Ratios assuming no reduction for fees paid indirectly.

Basic information about Pioneer Europe Select VCT Portfolio

[Start Sidebar]

European Issuers

A European issuer:
o Is organized and has a principal business office in a European country;
o Derives at least 50% of its total revenue from business transacted in Europe;
  or
o Has equity securities that trade principally on a stock exchange in Europe.

[End Sidebar]


Investment objective
Capital growth.

Principal investment strategies
Normally, the portfolio invests at least 80% of its total assets in the equity securities of European issuers. The portfolio's principal focus will be on European companies that exhibit strong growth characteristics and are considered to be leaders in their sector or industry. The portfolio generally focuses on mid- and large-capitalization European companies. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights and preferred stocks. The portfolio also may purchase forward foreign currency exchange contracts in connection with its investments.

The portfolio uses a "growth" style of management and seeks to invest in companies with above average potential for earnings and revenue growth. To select growth stocks, Pioneer, the portfolio's investment adviser, employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers and economic sector analysis, not on market-timing strategies. Factors Pioneer looks for in selecting investments include:
      o Market leadership in a company's primary products or services
      o Issuer has strong growth characteristics relative to its competitors
      o Favorable expected returns relative to perceived risk

Pioneer generally sells a portfolio security when Pioneer believes that the issuer no longer offers the potential for above average earnings and revenue growth. Pioneer makes that determination based upon the same criteria it uses to select portfolio securities.

Principal risks of investing in the portfolio
Even though the portfolio seeks capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:
      o European stock markets go down or perform poorly relative to U.S. markets (this risk may be greater in the short term)
      o Securities of European issuers or growth stocks fall out of favor with investors
      o Mid- to large-capitalization stocks fall out of favor with investors
      o The portfolio's investments do not have the growth potential originally expected

Investing in developed European issuers involves unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the portfolio invests a significant portion of its investments in one European region. These risks may include:
      o Less information about some European issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
      o Many European markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's investments at times, in amounts and at prices it considers reasonable
      o Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
      o The economies of European countries may grow at slower rates than expected or may experience a downturn or recession
      o Economic Monetary Union (EMU) and the single European currency may increase the volatility of European markets

The portfolio is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified portfolio. Being non-diversified may magnify the portfolio's losses from adverse events affecting a particular issuer.

The portfolio's past performance
Since the portfolio is newly organized, it does not disclose any performance information. The portfolio's performance will vary from year to year. Past performance does not necessarily indicate how a portfolio will perform in the future. As a shareowner, you may lose or make money on your investment.

Fees and expenses
These are the fees and expenses, based on estimated expenses for the portfolio's current fiscal year, you may pay if you invest in the portfolio. These fees and expenses do not include any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher. You should consult your insurance company's separate account prospectus or disclosure document for more information.

Annual portfolio operating expenses
paid from the assets of the portfolio
as a percentage of average daily net assets     Class I
-------------------------------------------------------
 Management Fee                                   1.00%
-------------------------------------------------------
 Distribution and Service (12b-1) Fee             None
-------------------------------------------------------
 Other Expenses                                   1.52%
-------------------------------------------------------
 Total Operating Expenses                         2.52%
-------------------------------------------------------
 Fee Waiver and Expense Limitation1              (1.02)%
-------------------------------------------------------
Net Expenses(1)                                   1.50%
-------------------------------------------------------

(1) The expenses in the table above reflect the expense limitation in effect through December 31, 2001 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.50% of the average daily net assets attributable to Class I shares. Pioneer may subsequently recover reimbursed expenses from the portfolio if the portfolio's expense ratio is less than the expense limitation.

Example
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the portfolio's operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                   Number of years you own your shares
                   -----------------------------------
                       1                             3
------------------------------------------------------
Class I             $153                          $687
------------------------------------------------------

Other investment strategies and related risks
As discussed, the portfolio invests primarily in equity securities of European issuers.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Investment in developing European Issuers
The portfolio invests primarily in securities of issuers domiciled in developed European countries. However, the portfolio may invest up to 20% of its total assets (at the time of purchase) in securities of European issuers domiciled in Eastern European nations or emerging European markets.

The risks relating to investment in securities of developed European issuers described above are more pronounced to the extent the portfolio invests in securities of issuers in Eastern European nations or emerging European markets. Additional risks include:

      o Economic, political and social developments may adversely affect the securities markets

      o Withholding and other non-U.S. taxes may decrease the portfolio's return

Economic Monetary Union (EMU)

On January 1, 1999, 11 European countries adopted a single currency--the Euro. The conversion to the Euro is being phased in over a three-year period. During this time, valuation, systems and other operational problems may occur in connection with the portfolio's investments quoted in the Euro. For participating countries, EMU will mean sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions will remain in the hands of each participating country but will be subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate to maintain price stability within the Euro zone.

EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of European markets.

Investments other than equity securities

The portfolio may invest up to 20% of its total assets (at the time of purchase) in debt securities of U.S. or non-U.S. corporate and government issuers. Generally the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets (at the time of purchase) in below investment grade debt securities. Although investing in debt securities is not a principal investment strategy of the portfolio, the portfolio invests in debt securities when Pioneer believes they are consistent with the portfolio's investment objective or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Management

Portfolio manager

Day-to-day management of the portfolio is the responsibility of a team of portfolio managers and analysts supervised by Theresa A. Hamacher, chief investment officer of Pioneer. Ms. Hamacher joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser. This team provides research for the portfolio and other Pioneer mutual funds with similar objectives or styles. The team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Ms. Hamacher, assisted by Michael P. Bradshaw, is responsible for monitoring the portfolio and implementing the team's decisions. Mr. Bradshaw, a vice president of Pioneer, joined Pioneer in 1997 and has been an investment professional since 1994. Prior to joining Pioneer, Mr. Bradshaw was a research associate for CIBC Wood Gundy Securities, Inc. from 1995 to 1997.

Management fee

The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 1.00% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.

Distributions

The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

Basic information about Pioneer Global Financials VCT Portfolio

[Start Sidebar]
Financial services companies

Financial services companies are companies that derive at least 50% of their revenues from providing services such as banking, finance, insurance, investment advisory, investment banking, brokerage, real estate related or other financial services.
[End Sidebar]

Investment objective
Capital growth.

Principal investment strategies
Normally, the portfolio invests at least 65% of its total assets in equity securities of U.S. and non-U.S. financial services companies. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights and preferred stocks. The portfolio also may purchase forward foreign currency exchange contracts in connection with its investments.

The portfolio's holdings are likely to include the securities of issuers such as banks, insurance companies, real estate-related firms, finance companies, investment advisory companies, investment banking and brokerage firms, financial holding companies and other financial service providers.

The portfolio allocates its assets among securities of U.S. and non-U.S. issuers. The portfolio may invest in securities of issuers located in developing and emerging economies. At least 65% of the portfolio's assets (at time of purchase) are allocated among securities of issuers located in at least three countries, one of which may be the United States.

The portfolio may invest in companies without regard to their market capitalization, including large-capitalization companies with established track records and in less established mid- or small-capitalization companies.

The portfolio uses a "growth" style of management and seeks to invest in companies with above average potential for earnings and revenue growth. To select growth stocks, Pioneer, the portfolio's investment adviser, employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers and economic sector analysis, not on market-timing strategies. Factors Pioneer looks for in selecting investments include:
      o A sustainable competitive advantage such as a brand name, customer base or economies of scale
      o Issuer has strong fundamentals relative to its competitors, such as increasing or sustainable demand for its financial services or products
      o Favorable expected returns relative to perceived risk

Pioneer generally sells a portfolio security when Pioneer believes that the issuer no longer offers the potential for above average earnings and revenue growth. Pioneer makes that determination based upon the same criteria it uses to select portfolio securities.

Principal risks of investing in the portfolio
Even though the portfolio seeks capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:
      o The stock market goes down (this risk may be greater in the short term)
      o Growth stocks fall out of favor with investors
      o The portfolio's investments do not have the growth potential originally expected

By investing primarily in the securities of financial services issuers, the portfolio has the risks associated with concentrating its investments in the industries that comprise the financial services sector. Issuers in which the portfolio invests are likely to:

      o Be subject to extensive and changing government regulation which may adversely affect their revenues and earnings and the businesses in which they engage

      o Experience intense competition for market share and global consolidation, which can adversely affect profitability, as traditional distinctions between financial services and markets are eliminated

      o Be extremely sensitive to changes in interest rates. The profitability of these issuers is heavily dependent upon the cost of raising capital. Volatile or sharply rising interest rates can significantly increase their cost of capital and reduce profitability

      o Be dependent upon the financial condition of borrowers. Adverse economic conditions may increase the likelihood of default by borrowers

Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the portfolio invests a significant portion of its non-U.S. investments in one region. These risks may include:

      o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices

      o Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's investments at times, in amounts and at prices it considers reasonable

      o Adverse effect of currency exchange rates or controls on the value of the portfolio's investments

      o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession

      o Economic, political and social developments that may adversely affect the securities markets

      o Withholding and other non-U.S. taxes may decrease the portfolio's return

To the extent that the portfolio invests in small- and mid-size companies, it will also have the risks associated with investing in these companies. Compared to large companies, smaller companies, and the market for their equity securities, are likely to:

      o Be more sensitive to changes in the economy, earnings results and investor expectations

      o Have more limited product lines and capital resources

      o Experience sharper swings in market values

      o Be harder to sell at the times and prices Pioneer thinks appropriate

The portfolio's past performance

Since the portfolio is newly organized, it does not disclose any performance information. The portfolio's performance will vary from year to year. Past performance does not necessarily indicate how a portfolio will perform in the future. As a shareowner, you may lose or make money on your investment.

Fees and expenses
These are the fees and expenses, based on estimated expenses for the portfolio's current fiscal year, you may pay if you invest in the portfolio. These fees and expenses do not include any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher. You should consult your insurance company's separate account prospectus or disclosure document for more information.

Annual portfolio operating expenses
paid from the assets of the portfolio
as a percentage of average daily net assets     Class I
-------------------------------------------------------
 Management Fee                                   0.75%
-------------------------------------------------------
 Distribution and Service (12b-1) Fee             None
-------------------------------------------------------
 Other Expenses                                   1.52%
-------------------------------------------------------
 Total Operating Expenses                         2.27%
-------------------------------------------------------
 Fee Waiver and Expense Limitation1              (1.02)%
-------------------------------------------------------
Net Expenses(1)                                   1.25%
-------------------------------------------------------

(1) The expenses in the table above reflect the expense limitation in effect through December 31, 2001 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares. Pioneer may subsequently recover reimbursed expenses from the portfolio if the portfolio's expense ratio is less than the expense limitation.

Example
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the portfolio's operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

               Number of years you own your shares
               ----------------------------------------
                    1                           3
-------------------------------------------------------
Class I          $127                        $611
-------------------------------------------------------

Other investment strategies and related risks
As discussed, the portfolio invests primarily in equity securities of financial services companies.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Investments other than equity securities of financial services companies
The portfolio may invest up to 35% of its total assets (at the time of purchase) in the equity securities of companies, other than financial services companies, expected to benefit from the design, development or sale of products or services used for or in connection with financial services.

The portfolio may invest up to 35% of its total assets (at the time of purchase) in debt securities of U.S. or non-U.S. corporate and government issuers. Generally the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets (at the time of purchase) in below investment grade debt securities. Although investing in debt securities is not a principal investment strategy of the portfolio, the portfolio invests in debt securities when Pioneer believes they are consistent with the portfolio's investment objective, to diversify the portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Management

Portfolio manager

Day-to-day management of the portfolio is the responsibility of a team of portfolio managers and analysts supervised by Theresa A. Hamacher, chief investment officer of Pioneer. Ms. Hamacher joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser. This team provides research for the portfolio and other Pioneer mutual funds with similar objectives or styles. The team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Pavlos M. Alexandrakis, a senior vice president of Pioneer, is responsible for monitoring the portfolio and implementing the team's decisions. Mr. Alexandrakis joined Pioneer in 1998 and has been an investment professional since 1984. Prior to joining Pioneer, Mr. Alexandrakis was a portfolio manager at Salomon Smith Barney from 1995 to 1998.

Management fee

The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.75% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.

Distributions

The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

Basic information about Pioneer Global Health Care VCT Portfolio

[Start Sidebar]
Health care issuers

Health care issuers include companies with at least 50% of their revenues generated by the design, production or sale of products or services used for or in connection with health care or medicine. These companies may include, among others, pharmaceutical, biomedical, biotechnological, health care services and medical device companies.
[End Sidebar]

Investment objective
Capital growth.

Principal investment stategies
Normally, the portfolio invests at least 65% of its total assets in equity securities of U.S. and non-U.S. health care issuers. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights and preferred stocks. The portfolio also may purchase forward foreign currency exchange contracts in connection with its investments.

The portfolio's holdings are likely to include the securities of issuers such as pharmaceutical, biomedical, biotechnology, health care service and medical device companies. These companies are typically involved in:
      o Medical, pharmaceutical or biotechnological research and development
      o Ownership or operation of health care facilities, franchises or practices
      o The design, production or selling of medical, dental and optical products

The portfolio allocates its assets among securities of U.S. and non-U.S. issuers. The portfolio invests in securities of issuers located in developing and emerging economies. At least 65% of the portfolio's assets (at the time of purchase) are allocated among securities of issuers located in at least three countries, one of which may be the United States.

The portfolio may invest in companies without regard to their market capitalizations, including large-capitalization companies with established track records and less established mid- or small-capitalization companies.

The portfolio uses a "growth" style of management and seeks to invest in companies with above average potential for earnings and revenue growth. To select growth stocks, Pioneer, the portfolio's investment adviser, employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers and economic sector analysis, not on market-timing strategies. Factors Pioneer looks for in selecting investments include:
      o A sustainable competitive advantage such as a brand name, customer base, proprietary technology or economies of scale
      o Issuer has strong fundamentals relative to its competitors, such as increasing or sustainable demand for its health care products or services
      o Favorable expected returns relative to perceived risk

Pioneer generally sells a portfolio security when Pioneer believes that the issuer no longer offers the potential for above average earnings and revenue growth. Pioneer makes that determination based upon the same criteria it uses to select portfolio securities.

Principal risks of investing in the portfolio
Even though the portfolio seeks capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:
      o The stock market goes down (this risk may be greater in the short term)
      o Growth stocks fall out of favor with investors
      o The portfolio's investments do not have the growth potential originally expected

By investing primarily in the securities of health care issuers, the portfolio has the risks associated with concentrating its investments in the industries that comprise the health care sector. Issuers in which the portfolio invests are likely to:

      o Be subject to intense competition, which may result in slim or negative profit margins as the companies compete for market share, and extremely volatile stock prices

      o Be dependent upon technological innovation to obtain market advantages over competitors

      o Be subject to government regulation such as control of reimbursement rates and approval of products or services

      o Experience rapid obsolescence or patent expirations

Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the portfolio invests a significant portion of its non-U.S. investments in one region. These risks may include:

      o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices

      o Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's investments at times, in amounts and at prices it considers reasonable

      o Adverse effect of currency exchange rates or controls on the value of the portfolio's investments

      o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession

      o Economic, political and social developments may adversely affect the securities markets

      o Withholding and other non-U.S. taxes may decrease the portfolio's return

To the extent that the portfolio invests in small- and mid-size companies, it will also have the risks associated with investing in these companies. Compared to large companies, smaller companies, and the market for their equity securities, are likely to:

      o Be more sensitive to changes in the economy, earnings results and investor expectations

      o Have more limited product lines and capital resources

      o Experience sharper swings in market values

      o Be harder to sell at the times and prices Pioneer thinks appropriate

The portfolio is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified portfolio. Being non-diversified may magnify the portfolio's losses from adverse events affecting a particular issuer.

The portfolio's past performance

Since the portfolio is newly organized, it does not disclose any performance information. The portfolio's performance will vary from year to year. Past performance does not necessarily indicate how a portfolio will perform in the future. As a shareowner, you may lose or make money on your investment.

Fees and expenses

These are the fees and expenses, based on estimated expenses for the portfolio's current fiscal year, you may pay if you invest in the portfolio. These fees and expenses do not include any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher. You should consult your insurance company's separate account prospectus or disclosure document for more information.

Annual portfolio operating expenses
paid from the assets of the portfolio
as a percentage of average daily net assets     Class I
-------------------------------------------------------
 Management Fee                                   0.75%
-------------------------------------------------------
 Distribution and Service (12b-1) Fee             None
-------------------------------------------------------
 Other Expenses                                   1.52%
-------------------------------------------------------
 Total Operating Expenses                         2.27%
-------------------------------------------------------
 Fee Waiver and Expense Limitation1              (1.02)%
-------------------------------------------------------
Net Expenses(1)                                   1.25%
-------------------------------------------------------

(1) The expenses in the table above reflect the expense limitation in effect through December 31, 2001 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares. Pioneer may subsequently recover reimbursed expenses from the portfolio if the portfolio's expense ratio is less than the expense limitation.

Example

This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the portfolio's operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                   Number of years you own your shares
                   ------------------------------------
                          1                       3
-------------------------------------------------------
Class I               $127                     $611
-------------------------------------------------------

Other investment strategies and related risks

As discussed, the portfolio invests primarily in equity securities of health care companies.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Investments other than equity securities of health care companies

The portfolio may invest up to 35% of its total assets (at the time of purchase) in equity securities of companies (other than health care companies) expected to benefit from the design, production or sale of products or services used for or in connection with health care or medicine.

The portfolio may invest up to 35% of its total assets (at the time of purchase) in debt securities of U.S. or non-U.S. corporate and government issuers. Generally the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets (at the time of purchase) in below investment grade debt securities. Although investing in debt securities is not a principal investment strategy of the portfolio, the portfolio invests in debt securities when Pioneer believes they are consistent with the portfolio's investment objective or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Management

Portfolio manager

Day-to-day management of the portfolio is the responsibility of a team of portfolio managers and analysts supervised by Theresa A. Hamacher, chief investment officer of Pioneer. Ms. Hamacher joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser. This team provides research for the portfolio and other Pioneer mutual funds with similar objectives or styles. The team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Pavlos M. Alexandrakis, a senior vice president of Pioneer, is responsible for monitoring the portfolio and implementing the team's decisions. Mr. Alexandrakis joined Pioneer in 1998 and has been an investment professional since 1984. Prior to joining Pioneer, Mr. Alexandrakis was a portfolio manager at Salomon Smith Barney from 1995 to 1998.

Management fee

The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.75% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.

Distributions

The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

Basic information about Pioneer Global Telecoms VCT Portfolio

[Start Sidebar]
Telecommunications companies

Telecommunications companies are companies that derive at least 50% of their revenues from providing research, development, manufacture or sale of communications equipment, products and services.
[End Sidebar]

Investment objective
Capital growth.

Principal investment strategies
Normally, the portfolio invests at least 65% of its total assets in equity securities of U.S. and non-U.S. companies in the telecommunications industry. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights and preferred stocks. The portfolio also may purchase forward foreign currency exchange contracts in connection with its investments.

The portfolio's holdings are likely to include the securities of issuers engaged in the research, development, manufacture or sale of communications equipment and associated products and services such as:
      o Fiber optics, semiconductors and data transmission
      o Traditional long-distance and local telephone operations
      o Wireless and mobile communications networks, operations and services
      o Local and wide area network operations
      o Satellite, microwave and cable television operations
      o Broadcasting

The portfolio allocates its assets among securities of U.S. and non-U.S. issuers. The portfolio may invest in securities of issuers located in developing and emerging economies. At least 65% of the portfolio's assets (at the time of purchase) are allocated among securities of issuers located in at least three countries, one of which may be the United States.

The portfolio may invest in companies without regard to their market capitalizations, including large-capitalization companies with established track records and less established mid- or small-capitalization companies.

The portfolio uses a "growth" style of management and seeks to invest in companies with above average potential for earnings and revenue growth. To select growth stocks, Pioneer, the portfolio's investment adviser, employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers and economic sector analysis, not on market-timing strategies. Factors Pioneer looks for in selecting investments include:
      o A sustainable competitive advantage such as a brand name, customer base, proprietary technology or economies of scale
      o Issuer has strong fundamentals relative to its competitors, such as increasing or sustainable demand for its telecommunications equipment or services
      o Favorable expected returns relative to perceived risk

Pioneer generally sells a portfolio security when Pioneer believes that the issuer no longer offers the potential for above average earnings and revenue growth. Pioneer makes that determination based upon the same criteria it uses to select portfolio securities.

Principal risks of investing in the portfolio
Even though the portfolio seeks capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:
      o The stock market goes down (this risk may be greater in the short term)
      o Growth stocks fall out of favor with investors
      o The portfolio's investments do not have the growth potential originally expected

By investing primarily in the securities of telecommunications issuers, the portfolio has the risks associated with concentrating its investments in industries that are part of the telecommunications sector, which includes the communications, broadcasting and communications equipment industries. Issuers in which the portfolio invests are likely to be:

      o Subject to intense competition, which may result in slim or negative profit margins as the companies compete for market share, and extremely volatile stock prices

      o Dependent upon technological innovation to obtain market advantages over competitors

      o Subject to substantial government regulation controlling the types of services they can offer and the rates that they can charge for such services

Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the portfolio invests a significant portion of its non-U.S. investments in one region. These risks may include:

      o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices

      o Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's investments at times, in amounts and at prices it considers reasonable

      o Adverse effect of currency exchange rates or controls on the value of the portfolio's investments

      o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession

      o Economic, political and social developments may adversely affect the securities markets

      o Withholding and other non-U.S. taxes may decrease the portfolio's return

To the extent that the portfolio invests in small- and mid-size companies, it will also have the risks associated with investing in these companies. Compared to large companies, smaller companies, and the market for their equity securities, are likely to:

      o Be more sensitive to changes in the economy, earnings results and investor expectations

      o Have more limited product lines and capital resources

      o Experience sharper swings in market values

      o Be harder to sell at the times and prices Pioneer thinks appropriate

The portfolio is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified portfolio. Being non-diversified may magnify the portfolio's losses from adverse events affecting a particular issuer.

The portfolio's past performance

Since the portfolio is newly organized, it does not disclose any performance information. The portfolio's performance will vary from year to year. Past performance does not necessarily indicate how a portfolio will perform in the future. As a shareowner, you may lose or make money on your investment.

Fees and expenses

These are the fees and expenses, based on estimated expenses for the portfolio's current fiscal year, you may pay if you invest in the portfolio. These fees and expenses do not include any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher. You should consult your insurance company's separate account prospectus or disclosure document for more information.

Annual portfolio operating expenses
paid from the assets of the portfolio
as a percentage of average daily net assets     Class I
-------------------------------------------------------
 Management Fee                                   0.75%
-------------------------------------------------------
 Distribution and Service (12b-1) Fee             None
-------------------------------------------------------
 Other Expenses                                   1.52%
-------------------------------------------------------
 Total Operating Expenses                         2.27%
-------------------------------------------------------
 Fee Waiver and Expense Limitation1              (1.02)%
-------------------------------------------------------
Net Expenses(1)                                   1.25%
-------------------------------------------------------

(1) The expenses in the table above reflect the expense limitation in effect through December 31, 2001 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares. Pioneer may subsequently recover reimbursed expenses from the portfolio if the portfolio's expense ratio is less than the expense limitation.

Example

This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the portfolio's operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                 Number of years you own your shares
                    1                             3
-------------------------------------------------------
Class I          $127                          $611
-------------------------------------------------------

Other investment strategies and related risks

As discussed, the portfolio invests primarily in equity securities of telecommunications companies.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Investments other than equity securities of telecommunications companies

The portfolio may invest up to 35% of its total assets (at the time of purchase) in equity securities of companies (other than telecommunications companies) expected to benefit from the development, advancement or use of communications equipment, products or services.

The portfolio may invest up to 35% of its total assets (at the time of purchase) in debt securities of U.S. or non-U.S. corporate and government issuers. Generally the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets (at the time of purchase) in below investment grade debt securities. Although investing in debt securities is not a principal investment strategy of the portfolio, the portfolio invests in debt securities when Pioneer believes they are consistent with the portfolio's investment objective or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Management

Portfolio manager

Day-to-day management of the portfolio is the responsibility of a team of portfolio managers and analysts supervised by Theresa A. Hamacher, chief investment officer of Pioneer. Ms. Hamacher joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser. This team provides research for the portfolio and other Pioneer mutual funds with similar objectives or styles. The team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Pavlos M. Alexandrakis, a senior vice president of Pioneer, is responsible for monitoring the portfolio and implementing the team's decisions. Mr. Alexandrakis joined Pioneer in 1998 and has been an investment professional since 1984. Prior to joining Pioneer, Mr. Alexandrakis was a portfolio manager at Salomon Smith Barney from 1995 to 1998.

Management fee

The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.75% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.

Distributions

The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

Basic information about Pioneer Growth Shares VCT Portfolio

Investment objective

Appreciation of capital.

Principal investment strategies


The portfolio invests primarily in equity securities of U.S. companies. Equity securities include common stocks and other equity instruments, such as convertible debt, warrants, rights, interests in real estate investment trusts (REITs) and preferred stocks.


The portfolio uses a "growth" style of management and seeks to invest in companies with above average potential for earnings and revenue growth. To select growth stocks, Pioneer, the portfolio's investment adviser, employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include:

      o Market leadership in a company's primary products and services

      o Companies expected to benefit from long-term trends in the economy and society

      o Issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry

      o A sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale


Pioneer generally sells a portfolio security when it believes that the issuer no longer offers the potential for above average earnings and revenue growth. Pioneer makes that determination based upon the same criteria it uses to select portfolio securities.


Principal risks of investing in the portfolio

Even though the portfolio seeks capital appreciation, you could lose money on your investment or not make as much as if you invested elsewhere if:

      o The stock market goes down (this risk may be greater in the short term)

      o Growth stocks fall out of favor with investors

      o The portfolio's investments do not have the growth potential originally expected

Although the portfolio is diversified, its performance may be more closely tied to the market values of a smaller number of stocks, and the portfolio's performance could be more volatile than the performance of more diversified funds.

The portfolio's past performance

The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.

--------------------------------------------------------------------------------

Portfolio performance


The chart shows the performance of the portfolio's Class I shares for each full calendar year since the portfolio's inception on October 31, 1997. The chart does not reflect any fees and expenses with respect to a Variable Contract. Such fees and expenses will reduce your return.

The highest calendar quarterly return was 22.24% (9/30/98 to 12/31/98). The lowest calendar quarterly return was -11.77% (6/30/98 to 9/30/98).


[Start Bar Chart]

Annual return Class I shares
(Year ended December 31)

 '98     '99      '00
32.60    7.93    -7.88

[End Bar Chart]

--------------------------------------------------------------------------------


Comparison with the Standard & Poor's
500 Index

The table shows the average annual total returns of the portfolio's Class I shares over time and compares these returns to the returns of the Standard & Poor's 500 Index. This index is a widely recognized measure of the performance of 500 widely held common stocks. Unlike the portfolio, the index is not managed and does not incur expenses. The table assumes:


o The sale of the shares at the end
  of the period

o Reinvestment of all dividends and
  distributions


Average annual total return (%)
(for periods ended December 31, 2000)
----------------------------------------------------
                                  Since    Inception
                    1 Year    Inception         Date
----------------------------------------------------
Class I              -7.88         9.89     10/31/97
----------------------------------------------------
S&P 500 Index        -9.11        13.79           --
----------------------------------------------------

Fees and expenses
These are the fees and expenses, based on the portfolio's latest fiscal year, you may pay if you invest in the portfolio. These fees and expenses do not include any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher. You should consult your insurance company's separate account prospectus or disclosure document for more information.

Annual portfolio operating expenses
paid from the assets of the portfolio
as a percentage of average daily net assets   Class I
-----------------------------------------------------
 Management Fee                                 0.70%
-----------------------------------------------------
 Distribution and Service (12b-1) Fee           None
-----------------------------------------------------
 Other Expenses                                 0.03%
-----------------------------------------------------
Total Operating Expenses                        0.73%
-----------------------------------------------------

Example
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                Number of years you own your shares
               --------------------------------------
                 1           3           5         10
-----------------------------------------------------
Class I        $75        $233        $406       $906
-----------------------------------------------------

Other investment strategies and related risks
As discussed, the portfolio invests primarily in equity securities of U.S. companies.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

More on principal investments

The portfolio may invest up to 25% of its total assets (at the time of purchase) in real estate investment trusts. Real estate investment trusts are pooled investment vehicles that invest primarily in real estate or real estate related loans. Investing in real estate investment trusts involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by real estate investment trusts in which it invests.

Investments other than U.S. equity securities
The portfolio may invest up to 25% of its total assets (at the time of purchase) in equity and debt securities of non-U.S. issuers. The portfolio will not invest more than 5% of its total assets (at the time of purchase) in the securities of emerging markets issuers. Investing in non-U.S. issuers may involve unique risks compared to investing in the securities of U.S. issuers. These risks may include:
      o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
      o Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's investments at times, in amounts and at prices it considers reasonable
      o Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
      o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
      o Economic, political and social developments may adversely affect the securities markets
      o Withholding and other non-U.S. taxes may decrease the portfolio's return

The portfolio may invest the balance of its assets in debt securities of U.S. corporate and government issuers. Generally, the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets (at the time of purchase) in lower quality debt securities including below investment grade convertible debt securities. The portfolio invests in debt securities when Pioneer believes they are consistent with the portfolio's investment objective, to diversify the portfolio or for greater liquidity.


Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.


Management

Portfolio manager


Since November 13, 2000, day-to-day management of the portfolio is the responsibility of a team of portfolio managers and analysts supervised by Theresa A. Hamacher, chief investment officer of Pioneer. This team provides research for the portfolio and other Pioneer mutual funds with similar objectives or styles. The team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Ms. Hamacher joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser. The analysts on the team are responsible for stock selection. Eric J. Weigel, a senior vice president of Pioneer, is responsible for monitoring the portfolio and implementing the team's decisions. Mr. Weigel joined Pioneer in 1998 and has been an investment professional since 1989. Prior to joining Pioneer, Mr. Weigel was head of global asset allocation and portfolio manager at Chancellor LGT Asset Management from 1994 to 1997.


Management fee


The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.70% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.


Distributions


The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

Financial highlights

The financial highlights table helps you understand the portfolio's financial performance since inception. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that you would have earned on an investment in the portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report is included in the portfolio's annual report along with the portfolio's financial statements. The annual report is available upon request.

Pioneer Growth Shares VCT Portfolio


Class I shares

                                                                                                   October 31,
                                                           For the years ended December 31         1997 through
                                                     ---------------------------------------       December 31,
                                                       2000            1999            1998            1997
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  21.92        $  20.34        $ 15.34          $15.00
                                                     ----------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                        $  (0.03)       $  (0.02)       $  0.00(a)       $ 0.01
 Net realized and unrealized gain (loss) on
  investments                                           (1.91)           1.64           5.00            0.33
                                                     ----------------------------------------------------------
  Net increase (decrease) from investment
  operations                                         $  (1.94)       $   1.62        $  5.00          $ 0.34
Distributions to shareholders:
 Net investment income                                     --           (0.01)         (0.00)(a)          --
 Net realized gain                                      (1.59)          (0.03)            --              --
                                                     ----------------------------------------------------------
  Net increase (decrease) in net asset value         $  (3.53)       $   1.58        $  5.00          $ 0.34
                                                     ----------------------------------------------------------
Net asset value, end of period                       $  18.39        $  21.92        $ 20.34          $15.34
                                                     ==========================================================
Total return*                                           (7.88)%          7.93%         32.60%           2.27%
Ratios/Supplemental Data
Ratio of net expenses to average net assets+             0.73%           0.76%          0.88%           1.25%**
Ratio of net investment income (loss) to average
 net assets+                                            (0.11)%         (0.08)%         0.08%           0.60%**
Portfolio turnover rate                                    95%             47%            28%             16%**
Net assets, end of period (in thousands)             $105,855        $162,730        $85,670          $4,646
Ratio assuming no waiver of management fees
 and assumption of expenses by Pioneer and
 no reduction for fees paid indirectly:
 Net expenses                                            0.73%           0.76%          0.92%           6.57%**
 Net investment income (loss)                           (0.11)%         (0.08)%         0.04%          (4.72)%**
Ratio assuming waiver of management fees and
 assumption of expenses by Pioneer and
 reduction for fees paid indirectly:
 Net expenses                                            0.73%           0.76%          0.88%           1.25%**
 Net investment income (loss)                           (0.11)%         (0.08)%         0.08%           0.60%**

--------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**  Annualized.

+   Ratios assuming no reduction for fees paid indirectly.

Basic information about Pioneer High Yield VCT Portfolio

[Start Sidebar]
Below investment grade debt securities

A debt security is below investment grade if it is rated BB or lower by Standard & Poor's Ratings Group or the equivalent rating by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer.
[End Sidebar]

Investment objective
Maximize total return through a combination of income and capital appreciation.

Principal investment strategies

Normally, the portfolio invests at least 65% of its total assets (at the time of purchase) in below investment grade (high yield) debt securities and preferred stocks. These high yield securities may be convertible into the equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

The portfolio's investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The portfolio invests in securities with a broad range of maturities.


Pioneer, the portfolio's investment adviser, uses a value approach to select the portfolio's investments. Using this investment style, Pioneer seeks securities selling at reasonable prices or substantial discounts to their underlying values and then holds these securities for their incremental yields or until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer also considers a security's potential to provide income. In assessing the appropriate maturity, rating and sector weighting of the portfolio's investments, Pioneer considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation, Federal Reserve monetary policy and the relative value of the U.S. dollar compared to other currencies. Pioneer adjusts sector weighting to reflect its outlook of the market for high yield securities rather than using a fixed sector allocation. In making these portfolio decisions, Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research.

The portfolio may invest in investment grade and below investment grade convertible bonds and preferred stock that are convertible into the equity securities of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed income securities, the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stock in an issuer's capital structure and consequently entail less risk than the issuer's common stock.

Principal risks of investing in the portfolio
Even though the portfolio seeks to maximize total return, you could lose money on your investment or not make as much as if you invested elsewhere if:
      o Interest rates go up, causing the value of debt securities in the portfolio to decline
      o The issuer of a security owned by the portfolio defaults on its obligation to pay principal and/or interest or has its credit rating downgraded
      o During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This is known as call or prepayment risk
      o During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk

      o Pioneer's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect

      o A downturn in equity markets causes the price of convertible securities to drop even when the prices of below investment grade bonds otherwise would not go down

Investment in high yield securities involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, your investment in the portfolio is subject to the following specific risks:

      o Increased price sensitivity to changing interest rates and deteriorating economic environment

      o Greater risk of loss due to default or declining credit quality

      o Adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments

      o A negative perception of the high yield market develops, depressing the price and liquidity of high yield securities. This negative perception could last for a significant period of time

The portfolio is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified portfolio. Being non-diversified may magnify the portfolio's losses from adverse events affecting a particular issuer.


The portfolio's past performance


Since the portfolio is newly organized, it does not disclose any performance information. The portfolio's performance will vary from year to year. Past performance does not necessarily indicate how a portfolio will perform in the future. As a shareowner, you may lose or make money on your investment.

Fees and expenses
These are the fees and expenses, based on the portfolio's latest fiscal year, you may pay if you invest in the portfolio. These fees and expenses do not include any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher. You should consult your insurance company's separate account prospectus or disclosure document for more information.

Annual portfolio operating expenses
paid from the assets of the portfolio
as a percentage of average daily net assets     Class I
-------------------------------------------------------
 Management Fee                                  0.65%
-------------------------------------------------------
 Distribution and Service (12b-1) Fee            None
-------------------------------------------------------
 Other Expenses                                   1.70%
-------------------------------------------------------
 Total Operating Expenses                         2.35%
-------------------------------------------------------
 Fee Waiver and Expense Limitation(1)            (1.10)%
-------------------------------------------------------
Net Expenses(1)                                   1.25%
-------------------------------------------------------

(1) The expenses in the table above reflect the expense limitation in effect through December 31, 2001 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares.

Example
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the portfolio's operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                 Number of years you own your shares
               ----------------------------------------
                  1         3           5          10
-------------------------------------------------------
Class I        $127      $628      $1,155      $2,602
-------------------------------------------------------

Other investment strategies and related risks
As discussed, the portfolio invests primarily in below investment grade debt securities and preferred stocks to maximize total return.


This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

More on principal investments
The portfolio may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities may be issued by private issuers or by agencies of the U.S. government and represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

To the extent the portfolio invests significantly in asset-backed and mortgage-related securities, its exposure to prepayment and extension risks may be greater than if it invested in other fixed income securities.

Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgage or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only mortgage-backed securities generally increase in value if interest rates decline, but are also subject to the risk of prepayment. Interest only instruments generally increase in value in a rising interest rate environment when fewer of the underlying mortgages are prepaid.

The portfolio may invest in mortgage derivatives and structured securities. Because these securities have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

Investments other than high yield or debt securities


Consistent with its objective, the portfolio may invest in equity securities, including common stocks, depositary receipts, warrants, rights and other equity interests. Equity securities represent an ownership interest in an issuer, rank junior in a company's capital structure to debt securities and consequently may entail greater risk of loss than fixed income securities. Although equity securities may not pay dividends, the portfolio invests in equity securities when Pioneer believes they offer the potential for capital appreciation.


Investments in non-U.S. securities


The portfolio may invest in securities of Canadian issuers to the same extent as securities of U.S. issuers. The portfolio may invest up to up to 15% of its total assets (at the time of purchase) in securities of non-U.S. issuers, including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets. Investing in Canadian and non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent the portfolio invests in issuers in emerging markets or focuses its non-U.S. investments in one region. These risks may include:

      o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices

      o Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's investments at times, in amounts and at prices it considers reasonable

      o Adverse effect of currency exchange rates or controls on the value of the portfolio's investments

      o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession

      o Economic, political and social developments may adversely affect the securities markets


      o Withholding and other non-U.S. taxes may decrease the portfolio's return.

Management

Portfolio manager


Day-to-day management of the portfolio is the responsibility of a team of fixed income portfolio managers and analysts supervised by Kenneth J. Taubes. The team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Taubes is responsible for overseeing Pioneer's U.S. and global fixed income team. He joined Pioneer as a senior vice president in September 1998 and has been an investment professional since 1986. Prior to joining Pioneer, Mr. Taubes had served since 1991 as a senior vice president and senior portfolio manager for several Putnam Investments institutional accounts and mutual funds.

Mr. Taubes and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.

Management fee

The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.65% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.

Distributions


The portfolio declares a dividend daily. The dividend consists of substantially all of the portfolio's net income. Investors begin to earn dividends on the first business day following receipt of payment for shares and continue to earn dividends up to and including the date of sale. Dividends are normally paid on the last business day of each month. The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

Financial highlights

The financial highlights table helps you understand the portfolio's financial performance since inception. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that you would have earned on an investment in the portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report is included in the portfolio's annual report along with the portfolio's financial statements. The annual report is available upon request.

Pioneer High Yield VCT Portfolio(a)

Class I shares

                                                                   May 1, 2000
                                                                     through
                                                                December 31, 2000
                                                               ------------------
Net asset value, beginning of period                               $ 10.00
                                                                   ------
Increase (decrease) from investment operations:
 Net investment income (loss)                                      $  0.61
 Net realized and unrealized gain (loss) on investments              (0.18)
                                                                   -------
  Net increase (decrease) from investment operations               $  0.43
Distributions to shareholders:
 Net investment income                                               (0.61)
                                                                   -------
  Net increase (decrease) in net asset value                       $ (0.18)
                                                                   -------
Net asset value, end of period                                     $  9.82
                                                                   =======
Total return*                                                         4.12%
Ratios/Supplemental Data
Ratio of net expenses to average net assets                           1.25%**
Ratio of net investment income (loss) to average net assets           9.18%**
Portfolio turnover rate                                                 33%**
Net assets, end of period (in thousands)                           $ 6,849
Ratio assuming no waiver of management fees and assumption of expenses by Pioneer:
 Net expenses                                                         2.35%**
 Net investment income (loss)                                         8.08%**

--------------------------------------------------------------------------------

(a) Shares of Pioneer High Yield VCT Portfolio were first publicly offered on May 1, 2000.

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.

**  Annualized.

Basic information about Pioneer International Growth VCT Portfolio

[Start Sidebar]
International investing

The portfolio invests in the securities of non-U.S. issuers. Non-U.S. issuers are issuers that are organized and have their principal offices outside the United States.
[End Sidebar]

Investment objective
Long-term capital growth.

Principal investment strategies

The portfolio invests primarily in equity securities of non-U.S. issuers. Normally, the portfolio invests at least 80% of its total assets in these securities. These issuers may be located in both developed and emerging markets. Generally, the portfolio's investments in any country are limited to 25% or less of its total assets (at the time of purchase). However, the portfolio may invest more than 25% of its assets in issuers organized in Japan or the United Kingdom or in securities quoted or denominated in the currencies of those countries. Equity securities include common stocks and other equity instruments, such as preferred stocks, depositary receipts, convertible debt, warrants and rights. The portfolio also may purchase forward foreign currency exchange contracts in connection with its investments.

Pioneer, the portfolio's investment adviser, uses a value approach to select the portfolio's investments. Using this investment style, Pioneer seeks securities selling at reasonable prices or substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings and revenue growth, employing a bottom-up analytical style. In making that assessment, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include:
      o Favorable expected returns relative to perceived risk
      o Low market valuations relative to earnings forecast, book value, cash flow and sales
      o Turnaround potential for companies that have been through difficult periods
      o Issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry
      o Management with demonstrated ability and commitment to the company
      o Low debt levels relative to equity

Principal risks of investing in the portfolio
Even though the portfolio seeks long-term capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:
      o The non-U.S. stock markets go down or perform poorly relative to U.S. stock markets (this risk may be greater in the short term)
      o Securities of non-U.S. issuers or value stocks fall out of favor with investors
      o The market continues to undervalue the securities in the portfolio or the securities in the portfolio turn out not to be undervalued

Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Some of these risks do not apply to the larger, more developed markets. These risks are more pronounced to the extent the portfolio invests in issuers in countries with emerging markets or if the portfolio invests significantly in one country. These risks may include:
      o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
      o Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's investments at times, in amounts and at prices it considers reasonable

      o Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
      o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
      o Economic, political or social developments may adversely affect the securities markets
      o Withholding and other non-U.S. taxes may decrease the portfolio's return

The portfolio's past performance

The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.

--------------------------------------------------------------------------------

Portfolio performance

The chart shows the performance of the portfolio's Class I shares for each full calendar year since the portfolio's inception on March 1, 1995. The chart does not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return.


The highest calendar quarterly return was 28.92% (9/30/99 to 12/31/99). The lowest calendar quarterly return was -21.44% (6/30/98 to 9/30/98).


[Start Bar Chart]

Annual return Class I shares
(Year ended December 31)

 '96    '97      '98      '99      '00
8.54    4.87    -3.32    44.38    -22.50

[End Bar Chart]

--------------------------------------------------------------------------------


Comparison with the Morgan Stanley
Capital International (MSCI) All Country
(AC) World Free ex USA Index

The table shows the average annual total returns of the portfolio's Class I shares over time and compares these returns to the returns of the MSCI AC World Free ex USA Index. This index is a widely recognized capitalization-weighted index of stocks traded in securities markets outside of the U.S. Unlike the portfolio, the index is not managed and does not incur expenses. The table assumes:


o The sale of the shares at the end of the period

o Reinvestment of all dividends and distributions


Average annual total return (%)
(for periods ended December 31, 2000)
-----------------------------------------------------------
                                           Since  Inception
                   1 Year   5 Years   Inception        Date
-----------------------------------------------------------
Class I            -22.50      4.25        5.40      3/1/95
-----------------------------------------------------------
MSCI AC World
Free ex USA
-----------------------------------------------------------
Index              -15.09      6.73        7.53          --
-----------------------------------------------------------

Fees and expenses

These are the fees and expenses, based on the portfolio's latest fiscal year, you may pay if you invest in the portfolio. These fees and expenses do not include any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher. You should consult your insurance company's separate account prospectus or disclosure document for more information.

Annual portfolio operating expenses
paid from the assets of the portfolio
as a percentage of average daily net assets   Class I
-----------------------------------------------------
 Management Fee                                 1.00%
-----------------------------------------------------
 Distribution and Service (12b-1) Fee            None
-----------------------------------------------------
 Other Expenses                                 0.25%
-----------------------------------------------------
Total Operating Expenses                        1.25%
-----------------------------------------------------

Example

This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                 Number of years you own your shares
                -------------------------------------
                  1          3          5          10
-----------------------------------------------------
Class I        $127       $397       $686      $1,511
-----------------------------------------------------

Other investment strategies and related risks


As discussed, the portfolio invests primarily in non-U.S. equity securities to seek long-term capital growth.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Investments other than equity securities


The portfolio may invest up to 20% of its total assets (at the time of purchase) in debt securities. The debt securities may be issued by U.S. or non-U.S. corporate and government issuers. Generally the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets (at the time of purchase) in below investment grade convertible debt securities. The portfolio invests in debt securities when Pioneer believes they are consistent with the portfolio's investment objective, to diversify the portfolio or for greater liquidity.


Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Economic Monetary Union (EMU)

On January 1, 1999, 11 European countries adopted a single currency--the Euro. The conversion to the Euro is being phased in over a three-year period. During this time, valuation, systems and other operational problems may occur in connection with the portfolio's investments quoted in the Euro. For participating countries, EMU will mean sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions will remain in the hands of each participating country but will be subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate to maintain price stability within the Euro zone.


EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of European markets.

Portfolio turnover


The portfolio's annual portfolio turnover rate has exceeded 100%. A high portfolio turnover rate may result in high transaction costs that are borne by the portfolio and its shareholders. See "Financial highlights" for actual turnover rates.


Management

Portfolio manager


Day-to-day management of the portfolio is the responsibility of Pavlos M. Alexandrakis. Mr. Alexandrakis and the research team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Alexandrakis is a senior vice president of Pioneer. He joined Pioneer in 1998 and has been an investment professional since 1984. Prior to joining Pioneer, Mr. Alexandrakis was a portfolio manager at Salomon Smith Barney from 1995 to 1998.


Mr. Alexandrakis is supported by a team of portfolio managers and analysts who specialize in international securities. This team provides research for the portfolio and other Pioneer mutual funds with similar investment objectives or styles. Mr. Alexandrakis and his team operate under the supervision of Theresa
A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.

Management fee


The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 1.00% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.


Distributions


The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

Financial highlights


The financial highlights table helps you understand the portfolio's financial performance for the past five years. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that you would have earned on an investment in the portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report is included in the portfolio's annual report along with the portfolio's financial statements. The annual report is available upon request.

Pioneer International Growth VCT Portfolio

Class I shares

                                                                      For the year ended December 31
                                                   -----------------------------------------------------------------
                                                     2000           1999          1998          1997           1996
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 15.38        $ 10.79       $  12.23      $ 11.83        $ 10.93
                                                   -----------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                      $  0.01        $  0.07       $   0.09      $  0.06        $  0.05
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                       (3.45)         4.67           (0.45)        0.53           0.88
                                                   -----------------------------------------------------------------
  Net increase (decrease)
   from investment operations                      $ (3.44)       $  4.74       $  (0.36)     $  0.59        $  0.93
Distributions to shareholders:
 Net investment income                               (0.11)         (0.15)         (0.19)       (0.03)            --
 Net realized gain                                      --             --          (0.89)       (0.16)         (0.03)
                                                   -----------------------------------------------------------------
  Net increase (decrease) in net asset value       $ (3.55)       $  4.59       $  (1.44)     $  0.40        $  0.90
                                                   -----------------------------------------------------------------
Net asset value, end of period                     $ 11.83        $ 15.38       $  10.79      $ 12.23        $ 11.83
                                                   =================================================================
Total return*                                       (22.50)%        44.38%         (3.32)%       4.87%          8.54%
Ratios/Supplemental Data
Ratio of net expenses to average net assets+          1.25%          1.22%          1.44%        1.49%          1.52%
Ratio of net investment income (loss)
 to average net assets+                               0.10%          0.01%          1.00%        0.78%          0.78%
Portfolio turnover rate                                 55%            90%           113%         133%           115%
Net assets, end of period (in thousands)           $48,380        $69,192       $ 51,525      $49,412        $24,770
Ratios assuming no waiver of management fees
 and assumption of expenses by Pioneer and
 no reduction for fees paid indirectly:
 Net expenses                                         1.25%          1.22%          1.47%        1.71%          3.04%
 Net investment income (loss)                         0.10%          0.01%          0.97%        0.56%         (0.74)%
Ratios assuming waiver of management fees and
 assumption of expenses by Pioneer and
 reduction for fees paid indirectly:
 Net expenses                                         1.25%          1.22%          1.43%        1.48%          1.50%
 Net investment income (loss)                         0.10%          0.01%          1.01%        0.79%          0.80%

--------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

+ Ratios assuming no reduction for fees paid indirectly.

Basic information about Pioneer Mid-Cap Value VCT Portfolio

[Start Sidebar]
Market value

A company's market value or capitalization is calculated by multiplying the number of its outstanding shares by the current market price of a share. [End Sidebar]

Investment objective

Capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

Principal investment strategies

Normally, the portfolio invests at least 80% of its total assets in equity securities. The portfolio focuses its investments in equity securities of mid-size companies, that is, companies with market values within the range of market values of companies included in Standard & Poor's MidCap 400 Index. Normally, the portfolio invests at least 65% of its total assets in the securities of mid-size companies. On January 31, 2001, the market value of companies in the index varied from approximately $98 million to over $10 billion. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights, interests in real estate investment trusts (REITs) and preferred stocks.

Pioneer, the portfolio's investment adviser, uses a value approach to select the portfolio's investments. Using this investment style, Pioneer seeks securities selling at substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include:
      o Favorable expected returns relative to perceived risk
      o Management with demonstrated ability and commitment to the company
      o Low market valuations relative to earnings forecast, book value, cash flow and sales
      o Turnaround potential for companies that have been through difficult periods
      o Estimated private market value in excess of current stock price. Private market value is the price an independent investor would pay to own the entire company
      o Issuer's industry has strong fundamentals such as increasing or sustainable demand and barriers to entry

Principal risks of investing in the portfolio
Even though the portfolio seeks capital appreciation, you could lose money on your investment or not make as much as if you invested elsewhere if:
      o The stock market goes down (this risk may be greater in the short term)
      o Mid-size or value stocks fall out of favor with investors
      o The portfolio's assets remain undervalued or do not have the potential value originally expected

The portfolio also has risks associated with investing in mid-size companies. Compared to large companies, mid-size companies, and the market for their equity securities, are likely to:
      o Be more sensitive to changes in earnings results and investor expectations
      o Have more limited product lines and capital resources
      o Experience sharper swings in market values
      o Be harder to sell at the times and prices Pioneer thinks appropriate
      o Offer greater potential for gain and loss

The portfolio's past performance

The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.

--------------------------------------------------------------------------------

Portfolio performance

The chart shows the performance of the portfolio's Class I shares for each full calendar year since the portfolio's inception on March 1, 1995. The chart does not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return.


The highest calendar quarterly return was 14.00% (3/31/99 to 6/30/99). The lowest calendar quarterly return was -20.94% (6/30/98 to 9/30/98).


[Start Bar Chart]

Annual return Class I shares
(Year ended December 31)

 '96      '97      '98      '99      '00
15.03    24.69    -4.02    13.13    18.00

[End Bar Chart]

--------------------------------------------------------------------------------

Comparison with the Standard & Poor's
500 Index

The table shows the average annual total returns of the portfolio's Class I shares over time and compares these returns to the returns of the Standard & Poor's 500 Index. This index is a widely recognized measure of the performance of 500 widely held common stocks. Unlike the portfolio, the index is not managed and does not incur expenses. The table assumes:


o The sale of the shares at the end
  of the period

o Reinvestment of all dividends and distributions


Average annual total return (%)
(for periods ended December 31, 2000)
-----------------------------------------------------------
                                          Since  Inception
                  1 Year    5 Years   Inception       Date
-----------------------------------------------------------
Class I            18.00      12.94       14.03     3/1/95
-----------------------------------------------------------
S&P 500 Index      -9.11      18.28       20.32         --
-----------------------------------------------------------

Fees and expenses
These are the fees and expenses, based on the portfolio's latest fiscal year, you may pay if you invest in the portfolio. These fees and expenses do not include any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher. You should consult your insurance company's separate account prospectus or disclosure document for more information.

Annual portfolio operating expenses
paid from the assets of the portfolio
as a percentage of average daily net assets   Class I
-----------------------------------------------------
 Management Fee                                 0.65%
-----------------------------------------------------
 Distribution and Service (12b-1) Fee           None
-----------------------------------------------------
 Other Expenses                                 0.12%
-----------------------------------------------------
Total Operating Expenses                        0.77%
-----------------------------------------------------

Example
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

               Number of years you own your shares
-----------------------------------------------------
                 1         3          5         10
-----------------------------------------------------
Class I       $79       $246       $428       $954
-----------------------------------------------------

Other investment strategies and related risks
As discussed, the portfolio invests primarily in equity securities of mid-cap companies.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

More on principal investments
The portfolio may invest up to 25% of its total assets (at the time of purchase) in real estate investment trusts. Real estate investment trusts are pooled investment vehicles that invest primarily in real estate or real estate related loans. Investing in real estate investment trusts involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by real estate investment trusts in which it invests.

Investments other than U.S. equity securities
The portfolio may invest up to 25% of its total assets (at the time of purchase) in equity and debt securities of non-U.S. issuers. The portfolio will not invest more than 5% of its total assets (at the time of purchase) in the securities of emerging markets issuers. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks may include:

      o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
      o Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's investments at times, in amounts and at prices it considers reasonable
      o Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
      o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
      o Economic, political and social developments may adversely affect the securities markets
      o Withholding and other non-U.S. taxes may decrease the portfolio's return

The portfolio may invest up to 20% of its total assets (at the time of purchase) in debt securities of corporate and government issuers. Generally the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets (at the time of purchase) in below investment grade convertible debt securities. The portfolio invests in debt securities when Pioneer believes they are consistent with the portfolio's investment objective, to diversify the portfolio or for greater liquidity.


Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Management

Portfolio manager


Day-to-day management of the portfolio is the responsibility of J. Rodman Wright, a vice president of Pioneer. Mr. Wright and the research team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Wright joined Pioneer in 1994 as an analyst, was the portfolio's assistant portfolio manager from 1996 to 1997 and has been an investment professional since 1988.


Mr. Wright is supported by a team of portfolio managers and analysts who specialize in U.S. equity securities. This team provides research for the portfolio and other Pioneer mutual funds with similar investment objectives or styles. Mr. Wright and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.

Management fee

The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.65% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.

Distributions


The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

Financial highlights


The financial highlights table helps you understand the portfolio's financial performance for the past five years. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that you would have earned on an investment in the portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report is included in the portfolio's annual report along with the portfolio's financial statements. The annual report is available upon request.


Pioneer Mid-Cap Value VCT Portfolio


Class I shares

                                                                      For the year ended December 31
                                                   --------------------------------------------------------------------
                                                     2000           1999           1998           1997           1996
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  16.26       $  14.49       $  16.15       $  13.05      $ 11.57
                                                   ------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                      $   0.13       $   0.13       $   0.12       $   0.12      $  0.03
 Net realized and unrealized gain (loss)
  on investments                                       2.62           1.77          (0.65)         3.09          1.71
                                                   ------------------------------------------------------------------
  Net increase (decrease)
   from investment operations                      $   2.75       $   1.90       $  (0.53)      $   3.21      $  1.74
Distributions to shareholders:
 Net investment income                                (0.13)         (0.13)         (0.10)            --        (0.03)
 Net realized gain                                    (1.09)            --          (1.03)         (0.11)       (0.23)
                                                   ------------------------------------------------------------------
  Net increase (decrease) in net asset value       $   1.53       $   1.77       $  (1.66)      $   3.10      $  1.48
                                                   ------------------------------------------------------------------
Net asset value, end of period                     $  17.79       $  16.26       $  14.49       $  16.15      $ 13.05
                                                   ==================================================================
Total return*                                         18.00%         13.13%         (4.02)%        24.69%       15.03%
Ratios/Supplemental Data
Ratio of net expenses to average net assets+           0.77%          0.76%          0.74%          0.80%        0.93%
Ratio of net investment income (loss)
 to average net assets+                                0.63%          0.77%          0.90%          1.02%        0.37%
Portfolio turnover rate                                  85%            91%            81%            50%          41%
Net assets, end of period (in thousands)           $111,466       $120,526       $113,359       $105,476      $48,572
Ratio assuming no waiver of management fees
 and assumption of expenses by Pioneer and
 no reduction for fees paid indirectly:
 Net expenses                                          0.77%          0.76%          0.74%          0.80%        0.95%
 Net investment income (loss)                          0.63%          0.77%          0.90%          1.02%        0.35%
Ratio assuming waiver of management fees and
 assumption of expenses by Pioneer and
 reduction for fees paid indirectly:
 Net expenses                                          0.77%          0.76%          0.74%          0.79%        0.92%
 Net investment income (loss)                          0.63%          0.77%          0.90%          1.03%        0.38%

--------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

+ Ratios assuming no reduction for fees paid indirectly.

Basic information about Pioneer Money Market VCT Portfolio

[Start Sidebar]

--------------------------------------

Money market securities

Money market securities include:

o Securities issued or guaranteed by the U.S. government, its agencies or instrumentalities
o Corporate debt securities
o Bank obligations
o Commercial paper
o Repurchase agreements

--------------------------------------

[End Sidebar]

Investment objective

Current income consistent with preservation of capital and providing liquidity.

Principal investment strategies

The portfolio seeks to maintain a constant net asset value of $1.00 per share by investing in high quality money market securities. The portfolio may invest more than 25% of its assets in U.S. government securities and bank obligations.


The portfolio invests in U.S. government obligations and securities rated (at the time of purchase) in one of the two highest rating categories for short-term debt by a nationally recognized securities rating organization or determined by Pioneer to be of equivalent credit quality. If rating organizations differ in the rating assigned to a security, the portfolio will only treat the security as having the higher rating if at least two rating organizations assigned that rating.


The portfolio invests exclusively in securities with a maximum remaining maturity of 397 days from the date of settlement of the purchase and maintains a dollar-weighted average portfolio maturity of 90 days or less. The portfolio's investments may have fixed, floating or variable interest rates.

In selecting the portfolio's investments, Pioneer complies with the rating, maturity and diversification requirements applicable to money market funds. Within those limits, Pioneer's assessment of broad economic factors that are expected to affect economic activity and interest rates influences its securities selection. Pioneer also employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations.

Principal risks of investing in the portfolio

Although the portfolio seeks to maintain a $1 share price, you could lose money on your investment or the portfolio could fail to generate high current income if:

      o Interest rates rise go up causing the value of the portfolio's investments to decline

      o The issuer of a security owned by the portfolio defaults on its obligation to pay principal and/or interest or has its credit rating downgraded

      o Pioneer's judgment about the credit quality, attractiveness or relative value of a particular security proves to be incorrect

--------------------------------------------------------------------------------

 An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

--------------------------------------------------------------------------------

The portfolio's past performance

The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.

--------------------------------------------------------------------------------

Portfolio performance

The chart shows the performance of the portfolio's Class I shares for each full calendar year since the portfolio's inception on March 1, 1995. The chart does not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return.


The highest calendar quarterly return was 1.47% (9/30/00 to 12/31/00). The lowest calendar quarterly return was 0.95% (12/31/98 to 3/31/99).


[Start Bar Chart]

Annual return Class I shares
(Year ended December 31)

 '96     '9      '98     '99     '00
4.51    4.64    4.68    4.38    5.71

[End Bar Chart]

--------------------------------------------------------------------------------

Comparison with 90-day Treasury Bills


The table shows the average annual total returns of the portfolio's Class I shares over time and compares these returns to the returns of the 90-day Treasury bill. The table also provides the portfolio's 7-day yield for the period December 22 to December 29, 2000. Please contact Pioneer at 1-800-225-6292 to obtain the portfolio's current 7-day yield. The table assumes:


o The sale of the shares at the end of the period

o Reinvestment of all dividends and
  distributions


Average annual total return (%)
(for periods ended December 31, 2000)
--------------------------------------------------------------------
                                        Since   Inception     7-day
                 1 Year   5 Years   Inception        Date     Yield
--------------------------------------------------------------------
Class I            5.71      4.78        4.84      3/1/95      4.99
90-day
--------------------------------------------------------------------
Treasury bill      5.99      5.18        5.23          --        --
--------------------------------------------------------------------

Fees and expenses
These are the fees and expenses, based on the portfolio's latest fiscal year, you may pay if you invest in the portfolio. These fees and expenses do not include any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher. You should consult your insurance company's separate account prospectus or disclosure document for more information.

Annual portfolio operating expenses
paid from the assets of the portfolio
as a percentage of average daily net assets   Class I
-----------------------------------------------------
 Management Fee                                 0.50%
-----------------------------------------------------
 Distribution and Service (12b-1) Fee           None
-----------------------------------------------------
 Other Expenses                                 0.26%
-----------------------------------------------------
Total Operating Expenses                        0.76%
-----------------------------------------------------

Example
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

               Number of years you own your shares
              ---------------------------------------
                 1         3          5         10
-----------------------------------------------------
Class I       $78       $243       $422       $942
-----------------------------------------------------

Management

Portfolio manager

Day-to-day management of the portfolio is the responsibility of a team of fixed income portfolio managers and analysts supervised by Kenneth J. Taubes. Mr. Taubes is responsible for overseeing Pioneer's U.S. and global fixed income team. The team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Taubes joined Pioneer as a senior vice president in September 1998 and has been an investment professional since 1986. Prior to joining Pioneer, Mr. Taubes had served since 1991 as a senior vice president and senior portfolio manager for several Putnam Investments institutional accounts and mutual funds.

Mr. Taubes and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.

Management fee

The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.50% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.

Distributions

The portfolio declares a dividend daily. The dividend consists of substantially all of the portfolio's net income. Investors begin to earn dividends on the first business day following receipt of payment for shares and continue to earn dividends up to and including the date of sale. Dividends are normally paid on the last business day of each month. The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

Financial highlights


The financial highlights table helps you understand the portfolio's financial performance for the past five years. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that you would have earned on an investment in the portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report is included in the portfolio's annual report along with the portfolio's financial statements. The annual report is available upon request.


Pioneer Money Market VCT Portfolio


Class I shares

                                                                    For the year ended December 31
                                                   ----------------------------------------------------------------
                                                    2000           1999          1998          1997          1996
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  1.00       $  1.00        $  1.00       $  1.00       $  1.00
                                                   ----------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                      $  0.06       $  0.04        $  0.05       $  0.05       $  0.04
                                                   ----------------------------------------------------------------
Distributions to shareholders:
 Net investment income                               (0.06)        (0.04)         (0.05)        (0.05)        (0.04)
                                                   ----------------------------------------------------------------
Net asset value, end of period                     $  1.00       $  1.00        $  1.00       $  1.00       $  1.00
                                                   ================================================================
Total return*                                         5.71%         4.38%          4.68%         4.64%         4.51%
Ratios/Supplemental Data
Ratio of net expenses to average net assets+          0.76%         0.79%          0.92%         1.00%         0.97%
Ratio of net investment income (loss)
 to average net assets+                               5.58%         4.34%          4.55%         4.55%         4.43%
Net assets, end of period (in thousands)           $36,979       $37,347        $21,497       $13,739       $11,744
Ratios assuming no waiver of management fees
 and assumption of expenses by Pioneer and
 no reduction for fees paid indirectly:
 Net expenses                                         0.76%         0.79%          0.97%         1.17%         1.29%
 Net investment income (loss)                         5.58%         4.34%          4.50%         4.38%         4.11%
Ratios assuming waiver of management fees and
 assumption of expenses by Pioneer and
 reduction for fees paid indirectly:
 Net expenses                                         0.75%         0.78%          0.92%         0.99%         0.96%
 Net investment income (loss)                         5.59%         4.35%          4.55%         4.56%         4.44%

--------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

+ Ratios assuming no reduction for fees paid indirectly.

Basic information about Pioneer Fund VCT Portfolio

Investment objective

Reasonable income and capital growth.

Principal investment strategies


The portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights, interests in real estate investment trusts (REITs) and preferred stocks. Although the portfolio focuses on securities that have paid dividends in the preceding 12 months, it may purchase or hold securities that do not provide income if the portfolio expects them to increase in value.


Pioneer, the portfolio's investment adviser, uses a value approach to select the portfolio's investments. Using this investment style, Pioneer seeks securities selling at reasonable prices or substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer also considers a security's potential to provide a reasonable amount of income. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include:

      - Favorable expected returns relative to perceived risk

      - Above average potential for earnings and revenue growth

      - Low market valuations relative to earnings forecast, book value, cash flow and sales

      - A sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale

Principal risks of investing in the portfolio

Even though the portfolio seeks reasonable income and capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:

      - The stock market goes down (this risk may be greater in the short term)

      - Value stocks fall out of favor with investors

      - The portfolio's assets remain undervalued or do not have the potential value originally expected

      - Stocks selected for income do not achieve the same return as securities selected for capital growth

The portfolio's past performance

The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.

--------------------------------------------------------------------------------

Portfolio performance

The chart shows the performance of the portfolio's Class I shares for each full calendar year since the portfolio's inception on October 31, 1997. The chart does not reflect any fees and expenses with respect to a Variable Contract. Such fees and expenses will reduce your return.


The highest calendar quarterly return was 21.04% (9/30/98 to 12/31/98). The lowest calendar quarterly return was -8.19% (6/30/98 to 9/30/98).


[Start Bar Chart]

Annual return Class I shares
(Year ended December 31)

 '98      '99      '00
26.12    15.91    1.22

[End Bar Chart]

--------------------------------------------------------------------------------

Comparison with the Standard & Poor's
500 Index

The table shows the average annual total returns of the portfolio's Class I shares over time and compares these returns to the returns of the Standard & Poor's 500 Index. This index is a widely recognized measure of the performance of 500 widely held common stocks. Unlike the portfolio, the index is not managed and does not incur expenses. The table assumes:


o The sale of the shares at the end
  of the period

o Reinvestment of all dividends and
  distributions


Average annual total return (%)
(for periods ended December 31, 2000)
-----------------------------------------------
                              Since   Inception
                 1 Year   Inception        Date
-----------------------------------------------
Class I            1.22       15.06    10/31/97
-----------------------------------------------
S&P 500 Index     -9.11       13.79          --
-----------------------------------------------

Fees and expenses
These are the fees and expenses, based on the portfolio's latest fiscal year, you may pay if you invest in the portfolio. These fees and expenses do not include any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher. You should consult your insurance company's separate account prospectus or disclosure document for more information.

Annual portfolio operating expenses
paid from the assets of the portfolio
as a percentage of average daily net assets   Class I
-----------------------------------------------------
 Management Fee                                 0.65%
-----------------------------------------------------
 Distribution and Service (12b-1) Fee           None
-----------------------------------------------------
 Other Expenses                                 0.04%
-----------------------------------------------------
Total Operating Expenses                        0.69%
-----------------------------------------------------

Example
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                 Number of years you own your shares
              ---------------------------------------
                 1         3          5         10
-----------------------------------------------------
Class I       $70       $221       $384       $859
-----------------------------------------------------

Other investment strategies and related risks
As discussed, the portfolio invests primarily in equity securities of U.S. companies to seek reasonable income and capital growth.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

More on principal investments
The portfolio may invest up to 25% of its total assets (at the time of purchase) in real estate investment trusts. Real estate investment trusts are pooled investment vehicles that invest primarily in real estate or real estate related loans. Investing in real estate investment trusts involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by real estate investment trusts in which it invests.

Investments other than U.S. equity securities

The portfolio may invest up to 10% of its total assets (at the time of purchase) in equity securities of non-U.S. corporate issuers and debt securities of non-U.S. corporate and government issuers. The portfolio will not invest more than 5% of its total assets (at the time of purchase) in the securities of emerging markets issuers. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers.

The portfolio may invest the balance of its assets in debt securities of U.S. corporate and government issuers. Generally the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets (at the time of purchase) in lower quality debt securities including below investment grade convertible debt securities. The portfolio invests in debt securities when Pioneer believes that they are consistent with the portfolio's investment objective, to diversify the portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.


Management

Portfolio manager


Day-to-day management of the portfolio has been the responsibility of John A. Carey since the portfolio's inception. Mr. Carey and the research team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.


Mr. Carey is a senior vice president of Pioneer. He joined Pioneer in 1979 as an analyst.


Mr. Carey is supported by a team of portfolio managers and analysts who specialize in U.S. equity securities. This team provides research for the portfolio and other Pioneer mutual funds with similar investment objectives or styles. Mr. Carey and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.


Management fee


The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.65% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.


Distributions


The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income quarterly during March, June, September and December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

Financial highlights

The financial highlights table helps you understand the portfolio's financial performance since inception. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that you would have earned on an investment in the portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report is included in the portfolio's annual report along with the portfolio's financial statements. The annual report is available upon request.

Pioneer Fund VCT Portfolio


Class I shares

                                                                                                October 31,
                                                        For the year ended December 31        1997 through
                                                      2000           1999           1998    December 31, 1997
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  22.70       $  19.76       $ 15.80         $15.00
                                                    ---------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                       $   0.18       $   0.16       $  0.15         $ 0.01
 Net realized and unrealized gain (loss) on
  investments                                           0.10           2.97          3.96           0.80
                                                    ---------------------------------------------------------
  Net increase (decrease) from investment
   operations                                       $   0.28       $   3.13       $  4.11         $ 0.81
Distributions to shareholders:
 Net investment income                                 (0.18)         (0.17)        (0.15)         (0.01)
 Net realized gain                                     (0.13)         (0.02)           --             --
                                                    ---------------------------------------------------------
  Net increase (decrease) in net asset value        $  (0.03)      $   2.94       $  3.96         $ 0.80
                                                    ---------------------------------------------------------
Net asset value, end of period                      $  22.67       $  22.70       $ 19.76         $15.80
                                                    =========================================================
Total return*                                           1.22%         15.91%        26.12%          5.43%
Ratios/Supplemental Data
Ratio of net expenses to average net assets+            0.69%          0.70%         0.86%          1.25%**
Ratio of net investment income (loss) to average
 net assets+                                            0.78%          0.82%         0.97%          1.07%**
Portfolio turnover rate                                   37%             8%            4%            --
Net assets, end of period (in thousands)            $222,107       $204,927       $89,860         $4,493
Ratios assuming no waiver of management fees
 and assumption of expenses by Pioneer and
 no reduction for fees paid indirectly:
 Net expenses                                           0.69%          0.70%         0.87%          5.30%**
 Net investment income (loss)                           0.78%          0.82%         0.96%         (2.98)%**
Ratios assuming waiver of management fees and
 assumption of expenses by Pioneer and
 reduction for fees paid indirectly:
 Net expenses                                           0.69%          0.70%         0.86%          1.25%**
 Net investment income (loss)                           0.78%          0.82%         0.97%          1.07%**

--------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**  Annualized.

+   Ratios assuming no reduction for fees paid indirectly.

Basic information about Pioneer Real Estate Growth VCT Portfolio

[Start Sidebar]

Real estate industry issuer
A real estate industry issuer is one that derives at least 50% of its gross revenues or net profits from either
o the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate; or
o products or services related to the real estate industry like building supplies or mortgage servicing.
[End Sidebar]

Investment objectives
Long-term growth of capital. Current income is a secondary objective.

Principal investment strategies

The portfolio invests primarily in equity securities of real estate investment trusts (REITs) and other real estate industry issuers. Normally, the portfolio invests at least 75% of its total assets in these securities. Equity securities include common stock and other equity instruments, such as convertible debt, warrants, rights, interests in REITs and preferred stocks.

REITs are pooled investment vehicles that primarily invest in income producing real estate or real estate related loans or interests. Some REITs invest directly in real estate and derive their income from the collection of rents and capital gains on the sale of properties. Other REITs invest primarily in mortgages secured by real estate and derive their income from collection of interest.

The portfolio uses a "growth at a reasonable price" style of management. Using this investment style, Pioneer, the portfolio's investment adviser, seeks to invest in companies with above average potential for earnings and revenue growth that are also trading at attractive market valuations. To select stocks, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-strategy. Factors Pioneer looks for in selecting investments include:
      o Favorable expected returns relative to perceived risk
      o Increasing cash flow or favorable prospects for cash flow growth
      o Low market valuations relative to earnings forecast, net asset value and cash flow
      o Favorable prospects for dividend growth

Principal risks of investing in the portfolio
Even though the portfolio seeks long-term growth of capital, you could lose money on your investment or not make as much as if you invested elsewhere if:
      o The stock market goes down (this risk may be greater in the short term)

      o REITs and other real estate industry securities fall out of favor with investors
      o The portfolio's investments do not have the growth potential originally expected

The portfolio also has risks associated with the real estate industry. Although the portfolio does not invest directly in real estate, it does invest in REITs and other equity securities of real estate industry issuers and concentrates its investments in the real estate industry. These risks include:
      o The U.S. or a local real estate market declines due to adverse economic conditions, overbuilding and high vacancy rates, reduced or regulated rents or other causes
      o Interest rates go up. Rising interest rates can adversely affect the availability and cost of financing for property acquisitions and other purposes and reduce the value of a REIT's fixed income investments

      o The values of properties owned by a REIT or the prospects of other real estate industry issuers may be hurt by property tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters or increased operating expenses
      o A REIT owned by the portfolio is, or is perceived by the market to be, poorly managed

Investing in REITs involves certain unique risks. REITs are dependent on management skills, are not diversified and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for certain tax and regulatory exemptions. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be more volatile than securities of larger issuers. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests.

The portfolio is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified portfolio. Being non-diversified may magnify the portfolio's losses from adverse events affecting a particular issuer.

The portfolio's past performance

The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.

--------------------------------------------------------------------------------

Portfolio performance

The chart shows the performance of the portfolio's Class I shares for each full calendar year since the portfolio's inception on March 31, 1995. The chart does not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return.


The highest calendar quarterly return was 17.17% (9/30/96 to 12/31/96). The lowest calendar quarterly return was -13.43% (6/30/98 to 9/30/98).


[Start Bar Chart]

Annual return Class I shares
(Year ended December 31)

 '96      '97      '98       '99     '00
35.73    21.16    -18.74    -4.17    29.51

[End Bar Chart]

--------------------------------------------------------------------------------

Comparison with the Standard & Poor's
500 Index and the Wilshire Real Estate
Securities Index

The table shows the average annual total returns of the portfolio's Class I shares over time and compares these returns to the returns of the Standard & Poor's 500 Index and the Wilshire Real Estate Securities Index. The Standard & Poor's 500 index is a widely recognized measure of the performance of 500 widely held common stocks. The Wilshire Real Estate Securities Index is a market-capitalization weighted measure of the performance of REITs and real estate operating companies. Unlike the portfolio, these indices are not managed and do not incur expenses. The table assumes:


o The sale of the shares at the end of the period

o Reinvestment of all dividends and
  distributions


Average annual total return (%)
(for periods ended December 31, 2000)
--------------------------------------------------------------
                                              Since  Inception
                       1 Year    5 Years   Inception      Date
Class I                 29.51      10.65       12.01   3/31/95
--------------------------------------------------------------
S&P 500 Index           -9.11      18.28       20.32        --
--------------------------------------------------------------
Wilshire Real
Estate Securities
Index                   30.74      11.37       12.21        --
--------------------------------------------------------------

Fees and expenses
These are the fees and expenses, based on the portfolio's latest fiscal year, you may pay if you invest in the portfolio. These fees and expenses do not include any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher. You should consult your insurance company's separate account prospectus or disclosure document for more information.

Annual portfolio operating expenses
paid from the assets of the portfolio
as a percentage of average daily net assets   Class I
-----------------------------------------------------
 Management Fee                                 0.80%
-----------------------------------------------------
 Distribution and Service (12b-1) Fee           None
-----------------------------------------------------
 Other Expenses                                 0.30%
-----------------------------------------------------
Total Operating Expenses                        1.10%
-----------------------------------------------------

Example
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                 Number of years you own your shares
               --------------------------------------
                  1          3          5          10
-----------------------------------------------------
Class I        $112       $350       $606      $1,340
-----------------------------------------------------

Other investment strategies and related risks
As discussed, the portfolio primarily invests in the equity securities of REITs and other real estate industry issuers to seek long-term growth of capital.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Investments other than equity securities of REITs and other real estate industry issuers

The portfolio may invest up to 25% of its total assets (at the time of purchase) in debt securities of real estate industry issuers, mortgage-backed securities and short-term investments. Generally the portfolio may acquire debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets (at the time of purchase) in below investment grade debt securities. The portfolio invests in debt securities when Pioneer believes they are consistent with the portfolio's investment objectives or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Mortgage-backed securities may be issued by private issuers or by agencies of the U.S. government and represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Certain mortgage-backed securities may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgage or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only mortgage-backed securities generally increase in value if interest rates decline, but are also subject to the risk of prepayment. Interest only instruments generally increase in value in a rising interest rate environment when fewer of the underlying mortgages are prepaid.

The portfolio may invest in mortgage derivatives and structured securities. Because these securities have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.


The portfolio may invest up to 10% of its total assets (at the time of purchase) in securities of non-U.S. issuers provided that the purchase of Canadian securities are not subject to the non-U.S. issuer limitation. The portfolio will not invest more than 5% of its total assets (at the time of purchase) in the securities of emerging markets issuers. Investing in Canadian and non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers.

Management

Portfolio manager


Since July 17, 2000, day-to-day management of the portfolio is the responsibility of Jeffrey P. Caira. Mr. Caira may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Caira joined Pioneer in July 2000 as a vice president and analyst and has been an investment professional since 1998 with a real estate background since 1983. Prior to joining Pioneer, Mr. Caira was a vice president and senior equity analyst for Ferris, Baker Watts Incorporated until 2000 and a vice president and senior equity research analyst for Tucker Anthony from 1998 to 2000. Prior to 1998, he was a project director for Winn Development Company.

Mr. Caira is supervised by Theresa A. Hamacher, chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.


Management fee


The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.80% of the portfolio's average daily net assets. This fee is normally computed daily and paid monthly.


Distributions


The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income quarterly during March, June, September and December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

Financial highlights


The financial highlights table helps you understand the portfolio's financial performance for the past five years. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that you would have earned on an investment in the portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report is included in the portfolio's annual report along with the portfolio's financial statements. The annual report is available upon request.


Pioneer Real Estate Growth VCT Portfolio


Class I shares

                                                                     For the year ended December 31
                                                   ---------------------------------------------------------------
                                                     2000          1999          1998         1997          1996
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 11.73       $ 13.07       $ 16.90      $ 14.46       $  11.23
                                                   ---------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                      $  0.71       $  0.66       $  0.60      $  0.47       $   0.54
 Net realized and unrealized gain (loss)
  on investments                                     2.67          (1.20)        (3.72)        2.54           3.34
                                                   ---------------------------------------------------------------
  Net increase (decrease)
   from investment operations                      $  3.38       $ (0.54)      $ (3.12)     $  3.01       $   3.88
Distributions to shareholders:
 Net investment income                               (0.59)        (0.60)        (0.56)       (0.45)         (0.53)
 Net realized gain                                      --         (0.12)        (0.15)       (0.12)         (0.12)
 Tax return of capital                               (0.10)        (0.08)           --           --             --
                                                   ---------------------------------------------------------------
  Net increase (decrease) in net asset value       $  2.69       $ (1.34)      $ (3.83)     $  2.44       $   3.23
                                                   ---------------------------------------------------------------
Net asset value, end of period                     $ 14.42       $ 11.73       $ 13.07      $ 16.90       $  14.46
                                                   ===============================================================
Total return*                                        29.51%        (4.17)%      (18.74)%      21.16%         35.73%
Ratios/Supplemental Data
Ratio of net expenses to average net assets+          1.10%         1.15%         1.19%        1.25%          1.34%
Ratio of net investment income (loss)
 to average net assets+                               5.02%         5.07%         4.06%        3.16%          4.63%
Portfolio turnover rate                                 31%           54%           18%          28%            41%
Net assets, end of period (in thousands)           $32,982       $28,318       $35,579      $42,187       $ 11,115
Ratios assuming no waiver of management fees
 and assumption of expenses by Pioneer and
 no reduction for fees paid indirectly:
 Net expenses                                         1.10%         1.30%         1.20%        1.37%          3.35%
 Net investment income (loss)                         5.02%         4.92%         4.05%        3.04%          2.62%
Ratios assuming waiver of management fees and
 assumption of expenses by Pioneer and
 reduction for fees paid indirectly:
 Net expenses                                         1.10%         1.14%         1.19%        1.24%          1.24%
 Net investment income (loss)                         5.02%         5.08%         4.06%        3.17%          4.73%

--------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+ Ratios assuming no reduction for fees paid indirectly.

Basic information about Pioneer Science & Technology VCT Portfolio

Investment objective

Capital growth.

Principal investment strategies

Normally, the portfolio invests at least 65% of its total assets (at the time of purchase) in equity securities of issuers Pioneer expects to benefit from the development, advancement or use of science or technology. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights and preferred stocks.

The portfolio has the flexibility to invest in any issuer or industry that Pioneer believes will benefit from the development, advancement or use of science or technology. The portfolio's holdings are likely to include securities of issuers from industries directly related to technological and scientific development such as:
      o computer hardware or software, including related products, components and networking systems
      o internet and related services
      o telecommunications
      o media and information services
      o medical services, healthcare and biotechnology

The portfolio's holdings may include securities of issuers from industries outside the technology and science industries if Pioneer believes such issuers may benefit from the use of scientific or technological discoveries and developments.

The portfolio may invest in large-capitalization companies with established track records or less established mid- or small-capitalization companies.

The portfolio may invest in equity securities of U.S. and non-U.S. issuers. The portfolio will not invest more than 5% of its total assets (at the time of purchase) in the securities of emerging markets issuers.

The portfolio uses a "growth" style of management and seeks to invest in companies with above average potential for earnings and revenue growth. To select growth stocks, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers and economic sector analysis, not on market-timing strategies. Factors Pioneer looks for in selecting investments include:
      o Issuer has strong fundamentals relative to its industry, such as increasing or sustainable demand for technological change
      o Issuers in countries expected to have economic and market environments that will support the development, advancement or use of science and technology
      o Market leadership in a company's primary products and services
      o Favorable expected returns relative to perceived risk
      o A sustainable competitive advantage such as a brand name, customer base, proprietary technology or economies of scale
      o Estimated private market value in excess of current stock price. Private market value is the price an independent investor would pay to own the entire company

Pioneer generally sells a portfolio security when Pioneer believes that the issuer no longer offers the potential for above average earnings and revenue growth. Pioneer makes that determination based upon the same criteria it uses to select portfolio securities.

Principal risks of investing in the portfolio
Even though the portfolio seeks capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:
      o The stock market goes down (this risk may be greater in the short term)
      o Growth or science and technology stocks fall out of favor with investors
      o The portfolio's investments do not have the growth potential originally expected

The portfolio also has the risks associated with its focus on investing in securities of issuers in the rapidly changing fields of science or technology. Compared to issuers in more developed market sectors, issuers that focus on science and technology, and the market for their equity securities, may:


      - Experience unusually high price volatility, both in terms of gains and losses and, as a result, have the potential for wide variations in performance due to the special risks associated with these stocks

      - Market products or services that at first appear promising but that do not prove commercially successful or that become obsolete more quickly than anticipated

      - Be adversely affected by developing government regulation and policies


An investment in the portfolio may also involve a high degree of risk to the extent that the portfolio invests in non-U.S. issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the portfolio invests in issuers in emerging markets or focuses its non-U.S. investments in one region. These risks may include:

      - Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices


      - Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's investments at times, in amounts and at prices it considers reasonable


      - Adverse effect of currency exchange rates or controls on the value of the portfolio's investments


      - The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession

      - Economic, political and social developments may adversely affect the securities markets


      - Withholding and other non-U.S. taxes may decrease the portfolio's return


To the extent that the portfolio invests in small- and mid-size companies, it will also have the risks associated with investing in these companies. Compared to large companies, smaller companies, and the market for their equity securities, are likely to:


      - Be more sensitive to changes in the economy, earnings results and investor expectations

      - Have more limited product lines and capital resources

      - Experience sharper swings in market values

      - Be harder to sell at the times and prices Pioneer thinks appropriate


The portfolio is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified portfolio. Being non-diversified may magnify the portfolio's losses from adverse events affecting a particular issuer.

The portfolio's past performance


Since the portfolio is newly organized, it does not disclose any performance information. The portfolio's performance will vary from year to year. Past performance does not necessarily indicate how a portfolio will perform in the future. As a shareowner, you may lose or make money on your investment.

Fees and expenses

These are the fees and expenses, based on the portfolio's latest fiscal year, you may pay if you invest in the portfolio. These fees and expenses do not include any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher. You should consult your insurance company's separate account prospectus or disclosure document for more information.

Annual portfolio operating expenses
paid from the assets of the portfolio
as a percentage of average daily net assets     Class I
-------------------------------------------------------
 Management Fee                                   0.75%
-------------------------------------------------------
 Distribution and Service (12b-1) Fee             None
-------------------------------------------------------
 Other Expenses                                   1.36%
-------------------------------------------------------
 Total Operating Expenses                         2.11%
-------------------------------------------------------
 Fee Waiver and Expense Limitation(1)            (0.86)%
-------------------------------------------------------
Net Expenses(1)                                   1.25%
-------------------------------------------------------

(1) The expenses in the table above reflect the expense limitation in effect through December 31, 2001 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares.

Example

This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the portfolio's operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                 Number of years you own your shares
               ----------------------------------------
                  1          3           5         10
-------------------------------------------------------
Class I        $127       $578      $1,055      $2,373
-------------------------------------------------------

Other investment strategies and related risks

As discussed, the portfolio invests primarily in equity securities of issuers expected to benefit from the development, advancement or use of science and technology.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).


Debt securities


The portfolio may invest the balance of its assets in debt securities of U.S. corporate and governmental issuers. Generally, the portfolio may acquire debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets (at the time of purchase) in lower quality debt securities including below investment grade convertible debt securities. The portfolio invests in debt securities when Pioneer believes that they are consistent with the portfolio's investment objective or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve a greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic instability, than higher quality debt securities.


Management

Portfolio manager


Day-to-day management of the portfolio is the responsibility of co-managers Thomas A. Crowley (lead manager), Kenneth G. Fuller and Robert C. Junkin. The co-managers and the research team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Crowley is a vice president of Pioneer. He joined Pioneer in 1996 as an analyst. Prior to joining Pioneer, Mr. Crowley was an electrical engineer for GTE from 1989 to 1996. Mr. Fuller is a senior vice president of Pioneer. He joined Pioneer in October 1999 and has been an investment professional since 1975. Prior to joining Pioneer, Mr. Fuller was a principal and analyst at Manley Fuller Asset Management from 1994 to 1999. Mr. Junkin, a vice president of Pioneer, joined Pioneer in 1997 as an analyst and has been an investment professional since 1993. Prior to joining Pioneer, Mr. Junkin was a vice president and analyst at ABN AMRO from 1995 to 1996.

Mr. Crowley, Mr. Fuller and Mr. Junkin are supported by a team of portfolio managers and analysts focusing on the securities of issuers Pioneer expects to benefit from the development, advancement and use of science or technology. This team manages and provides research for the portfolio and other Pioneer mutual funds with similar investment objectives or styles.

Mr. Crowley, Mr. Fuller and Mr. Junkin and their team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.


Management fee


The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.75% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.


Distributions


The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

Financial highlights

The financial highlights table helps you understand the portfolio's financial performance since inception. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that you would have earned on an investment in the portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report is included in the portfolio's annual report along with the portfolio's financial statements. The annual report is available upon request.

Pioneer Science & Technology VCT Portfolio(a)
Class I shares

                                                                 May 1, 2000
                                                                   through
                                                              December 31, 2000
-------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 10.00
                                                                   ------
Increase (decrease) from investment operations:
 Net investment income (loss)                                      $ (0.04)
 Net realized and unrealized gain (loss) on investments              (2.48)
                                                                   -------
  Net increase (decrease) from investment operations               $ (2.52)
  Net increase (decrease) in net asset value                       $ (2.52)
                                                                   -------
Net asset value, end of period                                     $  7.48
                                                                   =======
Total return*                                                       (25.20)%
Ratios/Supplemental Data
Ratio of net expenses to average net assets                           1.25%**
Ratio of net investment income (loss) to average net assets          (0.84)%**
Portfolio turnover rate                                                 73%**
Net assets, end of period (in thousands)                           $ 7,845
Ratio assuming no waiver of management fees and assumption of expenses by Pioneer:
 Net expenses                                                         2.11%**
 Net investment income (loss)                                        (1.70)%**

--------------------------------------------------------------------------------

(a) Shares of Pioneer Science & Technology Portfolio were first publicly offered on May 1, 2000.

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.

** Annualized.

Basic information about Pioneer Small Company VCT Portfolio

[Start Sidebar]

Market value

A company's market value or capitalization is calculated by multiplying the number of its outstanding shares by the current market price of a share. [End Sidebar]


Investment objective
Capital growth.

Principal investment strategies

The portfolio invests primarily in equity securities of small companies, that is, companies with market capitalizations of less than $1 billion at the time of purchases. Normally, the portfolio invests at least 65% of its total assets in these securities. The portfolio may continue to hold securities of any company if its market value exceeds $1 billion. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights, interests in real estate investment trusts (REITs) and preferred stocks.

Pioneer, the portfolio's investment adviser, uses a value approach to select the portfolio's investments. Using this investment style, Pioneer seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include:
      o Favorable expected returns relative to perceived risk
      o Management with demonstrated ability and commitment to the company
      o Estimated private market value in excess of current stock price. Private market value is the price an independent investor would pay to own the entire company
      o Turnaround potential for companies that have been through difficult periods
      o Low market valuations relative to earnings forecast, book value, cash flow and sales

Principal risks of investing in the portfolio
Even though the portfolio seeks capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:
      o The stock market goes down (this risk may be greater in the short term)
      o Small company or value stocks fall out of favor with investors
      o The portfolio's assets remain undervalued or do not have the potential value originally expected

The portfolio also has risks associated with investing in small companies. Compared to large companies, small companies, and the market for their equity securities, are likely to:
      o Be more sensitive to changes in the economy, earnings results and investor expectations
      o Have more limited product lines and capital resources
      o Experience sharper swings in market values
      o Be harder to sell at the times and prices Pioneer thinks appropriate
      o Offer greater potential for gain and loss

The portfolio's past performance

Since the portfolio is newly organized, it does not disclose any performance information. The portfolio's performance will vary from year to year. Past performance does not necessarily indicate how a portfolio will perform in the future. As a shareowner, you may lose or make money on your investment.

Fees and expenses

These are the fees and expenses, based on estimated expenses the portfolio's current fiscal year, you may pay if you invest in the portfolio. These fees and expenses do not include any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher. You should consult your insurance company's separate account prospectus or disclosure document for more information.

Annual portfolio operating expenses
paid from the assets of the portfolio
as a percentage of average daily net assets     Class I
-------------------------------------------------------
 Management Fee                                   0.75%
-------------------------------------------------------
 Distribution and Service (12b-1) Fee             None
-------------------------------------------------------
 Other Expenses                                   0.60%
-------------------------------------------------------
 Total Operating Expenses                         1.35%
-------------------------------------------------------
 Fee Waiver and Expense Limitation(1)            (0.10)%
-------------------------------------------------------
Net Expenses(1)                                   1.25%
-------------------------------------------------------

(1) The expenses in the table above reflect the expense limitation in effect through December 31, 2001 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares. Pioneer may subsequently recover reimbursed expenses from the portfolio if the portfolio's expense ratio is less than the expense limitation.

Example

This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the portfolio's operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                  Number of years you own your shares
                 --------------------------------------
                    1                          3
-------------------------------------------------------
Class I          $127                       $418
-------------------------------------------------------

Other investment strategies and related risks

As discussed, the portfolio invests primarily in equity securities of small companies.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

More on principal investments
The portfolio may invest up to 25% of its total assets (at the time of purchase) in real estate investment trusts. Real estate investment trusts are pooled investment vehicles that invest primarily in real estate or real estate related loans. Investing in real estate investment trusts involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by real estate investment trusts in which it invests.

Investments other than U.S. equity securities
The portfolio may invest up to 25% of its total assets (at the time of purchase) in equity and debt securities of non-U.S. corporate issuers and debt securities of non-U.S. government issuers. The portfolio will not invest more than 5% of its total assets (at the time of purchase) in the securities of emerging markets issuers. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks may include:
      o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
      o Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's investments at times, in amounts and at prices it considers reasonable
      o Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
      o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
      o Economic, political and social developments may adversely affect the securities markets
      o Withholding and other non-U.S. taxes may decrease the portfolio's return

The portfolio may invest up to 35% of its total assets (at the time of purchase) in debt securities of corporate and government issuers. Generally the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets (at the time of purchase) in below investment grade convertible debt securities. The portfolio invests in debt securities when Pioneer believes they are consistent with the portfolio's investment objective, to diversify the portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Management

Portfolio manager
Day-to-day management of the portfolio is the responsibility of a team of portfolio managers and analysts supervised by Kenneth G. Fuller, Pioneer's small- and micro-cap team leader. This team manages and provides research for the portfolio and other Pioneer mutual funds with similar investment objectives or styles. The team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Fuller is a senior vice president of Pioneer. He joined Pioneer in October 1999 and has been an investment professional since 1975. Prior to joining Pioneer, Mr. Fuller was a principal and analyst at Manley Fuller Asset Management from 1994 to 1999. Mr. Fuller and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.

Management fee
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.75% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.

Distributions

The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

Basic information about Pioneer Strategic Income VCT Portfolio

[Start Sidebar]
Below investment grade debt securities

A debt security is below investment grade if it is rated BB or lower by Standard & Poor's Ratings Group or the equivalent rating by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer.
[End Sidebar]

Investment objective
A high level of current income.

Principal investment strategies

Normally, the portfolio invests at least 80% of its total assets in debt securities. The portfolio has the flexibility to invest in a broad range of issuers and segments of the debt securities market. Pioneer, the portfolio's investment adviser, allocates the portfolio's investments among the following three segments of the debt markets:
      o Below investment grade (high yield) securities of U.S. and non-U.S. issuers
      o Investment grade securities of U.S. issuers
      o Investment grade securities of non-U.S. issuers

Pioneer's allocations among these segments of the debt markets depend upon its outlook for economic, interest rate and political trends.

The portfolio invests primarily in:
      o Debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or non-U.S. governmental entities
      o Debt securities of U.S. and non-U.S. corporate issuers
      o Mortgage-backed and asset-backed securities

The portfolio's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The portfolio invests in securities with a broad range of maturities.

Depending upon Pioneer's allocation among market segments, up to 70% of the portfolio's total assets may be in debt securities rated below investment grade at the time of purchase or determined to be of equivalent quality by Pioneer. Up to 20% of the portfolio's total assets (at the time of purchase) may be invested in debt securities rated below CCC by Standard & Poor's Ratings Group or the equivalent by another nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Depending upon Pioneer's allocation among market segments, up to 85% of the portfolio's total assets may be in debt securities of non-U.S. corporate and governmental issuers, including debt securities of corporate and governmental issuers in emerging markets. Non-U.S. investments include securities issued by non-U.S. governments, banks or corporations and certain supranational organizations, such as the World Bank and the European Union.

Pioneer considers both broad economic factors and issuer specific factors in selecting a portfolio designed to achieve the portfolio's investment objective. In assessing the appropriate maturity, rating, sector and country weightings of the portfolio, Pioneer considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation, Federal Reserve monetary policy and the relative value of the U.S. dollar compared to other currencies. Once Pioneer determines the preferable portfolio characteristics, Pioneer selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issues), liquidity and rating, sector and issuer diversification. Pioneer also employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, to assess an issuer's credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management ability. In making these portfolio decisions, Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research.

Principal risks of investing in the portfolio

Even though the portfolio seeks a high level of current income, you could lose money on your investment, or the portfolio could fail to generate current income, if:

      o Interest rates go up, causing the value of the portfolio's investments to decline

      o The issuer of a security owned by the portfolio defaults on its obligation to pay principal and/or interest or has its credit rating downgraded

      o During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This is known as call or prepayment risk

      o During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk

      o Pioneer's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect

To the extent the portfolio invests significantly in asset-backed and mortgage-related securities, its exposure to prepayment and extension risks may be greater than if it invested in other fixed income securities.

Investment in high yield securities involves substantial risk of loss.


These securities are considered speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, your investment in the portfolio is subject to the following specific risks:


      o Increased price sensitivity to changing interest rates and deteriorating economic environment

      o Greater risk of loss due to default or declining credit quality

      o Adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments

      o A negative perception of the high yield market develops, depressing the price and liquidity of high yield securities. This negative perception could last for a significant period of time


Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Some of these risks do not apply to larger, more developed markets. These risks are more pronounced to the extent the portfolio invests in issuers in countries with emerging markets or if the portfolio invests significantly in one country. These risks may include:

      o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices

      o Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's investments at times, in amounts and at prices it considers reasonable

      o Adverse effect of currency exchange rates or controls on the value of the portfolio's investments

      o The economies of non-U.S. countries may grow at a slower rates than expected or may experience a downturn or recession

      o Economic, political and social developments may adversely affect the securities markets

      o Non-U.S. governmental obligations involve the risk of debt moratorium, repudiation or renegotiation and the portfolio may be unable to enforce its rights against the issuers

The portfolio's past performance

The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance will vary from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.


--------------------------------------------------------------------------------


Portfolio performance
The chart shows the performance of the portfolio's Class I shares for each full calendar year since the portfolio's inception on July 29, 1999. The chart does not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return.

The highest calendar quarterly return was 2.03% (9/30/00 to 12/31/00) The lowest calendar quarterly return was -0.12% (12/31/99 to 3/31/00)


[Start Bar Chart]

Annual return Class I shares
(Year ended December 31)

'00
4.51

[End Bar Chart]

--------------------------------------------------------------------------------

Comparison with Lehman Brothers
Aggregate Bond Index

The table shows the average annual total returns of the portfolio's Class I shares over time and compares these returns to the returns of the Lehman Brothers Aggregate Bond Index. This index is a widely recognized market value-weighted index composed of the Lehman Brothers Government/Credit, Mortgage-Backed, Asset-Backed and Commercial Mortgage-Based Securities indices. Unlike the portfolio, the index is not managed and does not incur expenses. The table assumes:

o The sale of the shares at the end of the period

o Reinvestment of all dividends and distributions

Average annual total return (%)
(for periods ended December 31, 2000)
-----------------------------------------------------
                                     Since  Inception
                        1 Year   Inception       Date
-----------------------------------------------------
Class I                   4.51        3.64    7/29/99
-----------------------------------------------------
Lehman Brothers
Aggregate Bond Index     11.63        8.82         --
-----------------------------------------------------

Fees and expenses
These are the fees and expenses, based on the portfolio's latest fiscal year, you may pay if you invest in the portfolio. These fees and expenses do not include any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher. You should consult your insurance company's separate account prospectus or disclosure document for more information.

Annual portfolio operating expenses
paid from the assets of the portfolio
as a percentage of average daily net assets     Class I
-------------------------------------------------------
 Management Fee                                   0.65%
-------------------------------------------------------
 Distribution and Service (12b-1) Fee             None
-------------------------------------------------------
 Other Expenses                                   2.32%
-------------------------------------------------------
 Total Operating Expenses                         2.97%
-------------------------------------------------------
 Fee Waiver and Expense Limitation(1)            (1.72)%
-------------------------------------------------------
Net Expenses(1)                                   1.25%
-------------------------------------------------------

(1) The expenses in the table above reflect the expense limitation in effect through December 31, 2001 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares.

Example
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the portfolio's operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                 Number of years you own your shares
               ----------------------------------------
                  1         3           5          10
-------------------------------------------------------
Class I        $127      $756      $1,411      $3,167
-------------------------------------------------------

Other investment strategies and related risks
As discussed, the portfolio invests primarily in a broad range of debt securities to achieve a high level of current income.

This section and "Common portfolio investment policies" describes additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Investments other than debt securities

The portfolio may invest up to 20% of its total assets (at the time of purchase) in equity securities, including common stocks, preferred stocks, rights, warrants, convertible debt securities and depositary receipts. Equity securities represent an ownership interest in an issuer, rank junior in a company's capital structure to debt securities and consequently may entail greater risk of loss than debt securities. Although equity securities may not pay dividends or contribute to achieving the portfolio's investment objective, the portfolio invests in equity securities when Pioneer believes they offer the potential for capital gains or to diversify the portfolio.

The portfolio may enter into mortgage dollar roll transactions to earn additional income. In these transactions, the portfolio sells a U.S. agency mortgage-backed security and simultaneously agrees to repurchase at a future date another U.S. agency mortgage-backed security with the same interest rate and maturity date, but generally backed by a different pool of mortgages. The portfolio loses the right to receive interest and principal payments on the security it sold. However, the portfolio benefits from the interest earned on investing the proceeds of the sale and may receive a fee or a lower repurchase price. The benefits from these transactions depend upon Pioneer's ability to forecast mortgage prepayment patterns on different mortgage pools. The portfolio may lose money if, during the period between the time it agrees to the forward purchase of the mortgage securities and the settlement date, these securities decline in value due to market conditions or prepayments on the underlying mortgages.

Additional information about debt securities


The portfolio's investments in U.S. government securities may include U.S. Treasury bills, notes and bonds as well as obligations of U.S. agencies, instrumentalities and sponsored entities. Obligations of these entities may be supported by the full faith and credit of the U.S., such as the Government National Mortgage Association, by the right of the issuer to borrow from the U.S. Treasury, such as the Federal Home Loan Banks, by the discretionary authority of the U.S. to purchase the issuer's securities, like the Federal National Mortgage Association, or only by the credit of the issuer, such as the Tennessee Valley Authority.

The portfolio may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities may be issued by private issuers or by agencies of the U.S. government and represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgage or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only mortgage-backed securities generally increase in value if interest rates decline, but are also subject to the risk of prepayment. Interest only instruments generally increase in value in a rising interest rate environment when fewer of the underlying mortgages are prepaid.


The portfolio may invest in mortgage derivatives and structured securities. Because these securities have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.


For purposes of the portfolio's credit quality policies, if a security receives different ratings from nationally recognized securities rating organizations, the portfolio will use the highest rating assigned to that security. If a rating organization downgrades the quality rating assigned to one or more of the portfolio's investments, Pioneer will consider what actions, if any, are appropriate including selling the downgraded security or purchasing additional investment grade securities as soon as it is prudent to do so.

Management


Portfolio manager


Day-to-day management of the portfolio is the responsibility of a team of fixed income portfolio managers and analysts supervised by Kenneth J. Taubes. The team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Taubes is responsible for overseeing Pioneer's U.S. and global fixed income team. He joined Pioneer as a senior vice president in September 1998 and has been an investment professional since 1986. Prior to joining Pioneer, Mr. Taubes had served since 1991 as a senior vice president and senior portfolio manager for several Putnam Investments institutional accounts and mutual funds.


Mr. Taubes and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment adviser at another investment adviser.


Management fee


The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.65% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.

Distributions


The portfolio declares a dividend daily. The dividend consists of substantially all of the portfolio's net income. Investors begin to earn dividends on the first business day following receipt of payment for shares and continue to earn dividends up to and including the date of sale. Dividends are normally paid on the last business day of each month. The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.


Financial highlights


The financial highlights table helps you understand the portfolio's financial performance since inception. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that you would have earned on an investment in the portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report is included in the portfolio's annual report along with the portfolio's financial statements. The annual report is available upon request.


Pioneer Strategic Income VCT Portfolio


Class I shares

                                                                       For the              July 29,
                                                                      year ended          1999 through
                                                                  December 31, 2000     December 31, 1999
                                                                 -------------------   ------------------
Net asset value, beginning of period                                   $ 9.75                 $ 0.00
                                                                       -----                  -----
Increase (decrease) from investment operations:
 Net investment income (loss)                                          $ 0.73                 $ 0.28
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions                                     (0.32)                 (0.21)
                                                                       ------                 ------
Net increase (decrease) from investment operations                     $ 0.41                 $ 0.07
Distributions to shareholders:
 Net investment income                                                  (0.73)                 (0.28)
 Tax return of capital                                                     --                  (0.04)
                                                                       ------                 ------
Net increase (decrease) in net asset value                             $(0.32)                $(0.25)
                                                                       ------                 ------
Net asset value, end of period                                         $ 9.43                 $ 9.75
                                                                       ======                 ======
Total return*                                                            4.51%                  0.70%
Ratios/Supplemental Data
Ratio of net expenses to average net assets+                             1.30%                  1.54%**
Ratio of net investment income (loss) to average net assets+             7.53%                  6.46%**
Portfolio turnover rate                                                    54%                    49%**
Net assets, end of period (in thousands)                               $3,265                 $1,244
Ratios assuming no waiver of management fees and assumption of expenses by Pioneer and no reduction for fees paid indirectly:
 Net expenses                                                            2.97%                  8.68%**
 Net investment income (loss)                                            5.86%                 (0.68)%**
Ratios assuming waiver of management fees and assumption of
 expenses by Pioneer and reduction for fees paid indirectly:
 Net expenses                                                            1.25%                  1.25%**
 Net investment income (loss)                                            7.58%                  6.75%**

--------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

**  Annualized.

+   Ratios assuming no reduction for fees paid indirectly.

Basic information about Pioneer Swiss Franc Bond VCT Portfolio

Investment objective
To approximate the performance of the Swiss franc relative to the U.S. dollar while earning a reasonable level of income.

Principal investment strategies
Normally, the portfolio invests at least 65% of its total assets in 1) government and corporate debt securities that are denominated in Swiss francs and 2) combinations of forward foreign currency exchange contracts and debt securities that are not denominated in Swiss francs. These combinations are designed to link the value of the investment in the non-Swiss franc security to the performance of the Swiss franc. The portfolio normally will not invest more than 25% of its total assets in such combination transactions.

The portfolio may invest up to 35% of its total assets in investment grade commercial paper, bank obligations and money market instruments which may be denominated in Swiss francs or other currencies. Normally, at least 50% of the portfolio's investments will be denominated in Swiss francs.

The portfolio's average weighted maturity normally will not exceed three years. However, the average weighted maturity may be as long as five years if Pioneer determines that a longer maturity is appropriate to respond to existing or expected market conditions.

Pioneer, the portfolio's investment adviser, considers both broad economic and issuer specific factors in selecting a portfolio designed to achieve the portfolio's investment objective. In assessing the appropriate maturity and sector weighting for the portfolio, Pioneer considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation, Federal Reserve monetary policy and the relative value of the U.S. dollar compared to other currencies. Once Pioneer determines the preferable portfolio characteristics, Pioneer selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issues), liquidity, sector and issuer diversification. Pioneer also employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, to assess an issuer's credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management ability. In making these portfolio decisions, Pioneer relies on the knowledge, experience and judgment of its own staff who have access to a wide variety of research.

Principal risks of investing in the portfolio
Even though the portfolio seeks to approximate the performance of the Swiss franc relative to the U.S. dollar while earning a reasonable level of income, you could lose money on your investment or the portfolio could fail to generate current income if:
      o Interest rates go up causing the value of the portfolio's investments to decline
      o The issuer of a debt security owned by the portfolio defaults on its obligation to pay principal and/or interest or has its credit rating downgraded
      o During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This is known as call or prepayment risk
      o During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk
      o Pioneer's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect

Investing primarily in Swiss issuers may involve unique risks compared to the securities of U.S. issuers. These risks may include:
      o The U.S. dollar may appreciate against the Swiss franc or Switzerland may impose restrictions on currency conversion or trading. The portfolio is particularly susceptible to this risk since Pioneer does not actively manage the currency exchange rate risk of the portfolio's investments
      o The Swiss market is smaller and may be less liquid and more volatile than the U.S. market
      o The Swiss economy may grow at a slower rate than expected or suffer a downturn or recession

      o Economic, political or social developments may adversely affect the Swiss securities market
      o Economic Monetary Union (EMU) and the introduction of a single European currency may increase the volatility of European markets
      o Withholding and other non-U.S. taxes may decrease the portfolio's return

The portfolio's past performance

The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.

--------------------------------------------------------------------------------

Portfolio performance

The chart shows the performance of the portfolio's Class I shares for each full calendar year since the portfolio's inception on November 1, 1995. The chart does not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return.


The highest calendar quarterly return was 11.12% (6/30/98 to 9/30/98). The lowest calendar quarterly return was -6.13% (12/31/98 to 3/31/99).


[Start Bar Chart]

Annual return Class I shares
(Year ended December 31)

  '96      '97     '98      '99      '00
-10.88    -6.92    9.48    -13.59    0.18

[End Bar Chart]

--------------------------------------------------------------------------------

Comparison with the Merrill Lynch
Global Bond Index


The table shows the average annual total returns of the portfolio's Class I shares over time and compares these returns to the returns of the Merrill Lynch Global Bond Index. This index is a measure of approximately 3,000 global government securities and Eurobonds. Unlike the portfolio, the index is not managed and does not incur expenses. The table assumes:

o The sale of the shares at the end of the period

o Reinvestment of all dividends and
  distributions


Average annual total return (%)
(for periods ended December 31, 2000)
------------------------------------------------------
                                      Since  Inception
              1 Year   5 Years    Inception       Date
Class I         0.18     -4.69        -4.46    11/1/95
------------------------------------------------------
ML Global
Bond Index      5.00      4.16         4.32         --
------------------------------------------------------

Fees and expenses
These are the fees and expenses, based on the portfolio's latest fiscal year, you may pay if you invest in the portfolio. These fees and expenses do not include any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher. You should consult your insurance company's separate account prospectus or disclosure document for more information.

Annual portfolio operating expenses
paid from the assets of the portfolio
as a percentage of average daily net assets   Class I
------------------------------------------------------
 Management Fee                                 0.65%
------------------------------------------------------
 Distribution and Service (12b-1) Fee           None
------------------------------------------------------
 Other Expenses                                 0.27%
------------------------------------------------------
Total Operating Expenses                        0.92%
------------------------------------------------------

Example
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                Number of years you own your shares
               ---------------------------------------
                 1          3          5           10
------------------------------------------------------
Class I        $94       $293       $509       $1,131
------------------------------------------------------


Management

Portfolio manager

Day-to-day management of the portfolio has been the responsibility of Salvatore
P. Pramas since the portfolio's inception. Mr. Pramas and the research team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Pramas, a vice president of Pioneer, joined Pioneer in 1994 as a global fixed income portfolio manager.

Mr. Pramas is supported by a team of portfolio managers and analysts who specialize in fixed income securities. This team provides research for the portfolio and other Pioneer mutual funds with similar investment objectives or styles. Mr. Pramas and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.

Management fee

The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.65% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.

Distributions

The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income semiannually in June and December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

Financial highlights


The financial highlights table helps you understand the portfolio's financial performance for the past five years. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that you would have earned on an investment in the portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report is included in the portfolio's annual report along with the portfolio's financial statements. The annual report is available upon request.


Pioneer Swiss Franc Bond VCT Portfolio


Class I shares

                                                                     For the year ended December 31
                                                   ----------------------------------------------------------------
                                                     2000         1999           1998          1997           1996
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 11.35       $ 13.22        $ 12.50       $ 13.42       $ 15.06
                                                   ----------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                      $  0.34       $  0.38        $  0.36       $  0.30       $  0.14
 Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                       (0.32)        (2.18)         0.82          (1.22)        (1.78)
                                                   ----------------------------------------------------------------
  Net increase (decrease)
   from investment operations                      $  0.02       $ (1.80)       $  1.18       $ (0.92)      $ (1.64)
Distributions to shareholders:
 Net investment income                                  --            --          (0.46)           --            --
 Tax return of capital                                  --       $ (0.07)            --            --            --
                                                   ----------------------------------------------------------------
  Net increase (decrease) in net asset value       $  0.02       $ (1.87)       $  0.72       $ (0.92)      $ (1.64)
                                                   ----------------------------------------------------------------
Net asset value, end of period                     $ 11.37       $ 11.35        $ 13.22       $ 12.50       $ 13.42
                                                   ================================================================
Total return*                                         0.18%       (13.59)%         9.48%        (6.92)%      (10.88)%
Ratios/Supplemental Data
Ratio of net expenses to average net assets+          0.92%         0.88%          0.91%         1.23%         1.20%
Ratio of net investment income (loss)
 to average net assets+                               3.10%         3.33%          3.41%         3.22%         3.37%
Portfolio turnover rate                                  7%           12%            29%           17%           39%
Net assets, end of period (in thousands)           $36,012       $43,668        $41,174       $22,088       $13,079
Ratios assuming no waiver of management fees
 and assumption of expenses by Pioneer and
 no reduction for fees paid indirectly:
 Net expenses                                         0.92%         0.88%          0.91%         1.25%         2.58%
 Net investment income (loss)                         3.10%         3.33%          3.41%         3.20%         1.99%
Ratios assuming waiver of management fees
 and assumption of expenses by Pioneer and
 reduction for fees paid indirectly:
 Net expenses                                         0.92%         0.87%          0.90%         1.22%         1.15%
 Net investment income (loss)                         3.10%         3.34%          3.42%         3.23%         3.42%

--------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

+ Ratios assuming no reduction for fees paid indirectly.

Common portfolio investment policies

Some policies of the portfolios are stated as a percentage of assets. These percentages are applied at the time of purchase of a security and subsequently may be exceeded because of changes in the value of a portfolio's investments. If a rating organization downgrades the quality rating assigned to one or more of the portfolio's investments, Pioneer will consider what actions, if any, are appropriate including selling the downgraded security or purchasing additional securities as soon as it is prudent to do so.

Temporary investments

Normally, each portfolio invests substantially all of its assets to meet its investment objective. The portfolios may invest the remainder of their assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, a portfolio may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the portfolio may not be able to achieve its investment objective. Each portfolio intends to adopt a defensive strategy only when Pioneer believes securities in which the portfolio normally invests have extraordinary risks due to political or economic factors.


Short-term trading
The portfolios usually do not trade for short-term profits. Each portfolio will sell an investment, however, even if it has only been held for a short time, if it no longer meets the portfolio's investment criteria. If a portfolio does a lot of trading, it may incur additional operating expenses, which would reduce performance.

Derivatives

Each portfolio (other than Money Market portfolio) may use futures, options, forward foreign currency exchange contracts (if applicable) and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The portfolios do not use derivatives as a primary investment technique and generally limit their use to hedging. However, each portfolio may use derivatives for a variety of non-principal purposes, including:
      o As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates
      o As a substitute for purchasing or selling securities
      o To increase the portfolio's return as a non-hedging strategy that may be considered speculative

Even a small investment in derivatives can have a significant impact on the portfolio's exposure to stock market values, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the portfolio's other investments, the portfolio may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

Management

Pioneer, the portfolios' investment adviser, selects each portfolio's investments and oversees the portfolios' operations.

Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2000, assets under management were $103 billion worldwide, including over $21 billion in assets under management by Pioneer.

The investment adviser

Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

Pioneer has filed for an order from the Securities and Exchange Commission that would permit Pioneer, subject to the approval of a portfolio's Board of Trustees, to hire and terminate a subadviser for the portfolio or to materially modify an existing subadvisory contract for the portfolio without shareholder approval. Pioneer retains the ultimate responsibility to oversee and recommend the hiring, termination and replacement of any subadviser. Currently, Pioneer does not intend to use a subadviser in connection with any portfolio (other than the Balanced portfolio), but if the order is granted, the Balanced, Europe Select, Global Financials, Global Health Care, Global Telecoms and Small Company portfolios will be able to do so in the future with the approval of the portfolios' trustees.

Distributions and taxes

You should read the prospectus for your insurance company's Variable Contract for a discussion of the tax status of a Variable Contract, including the tax consequences of withdrawals or other payments. You should keep all statements you receive from the insurance company or the portfolios to assist in your personal recordkeeping. Class I shares of the portfolios are held by life insurance company separate accounts that fund Variable Contracts or by certain qualified pension and retirement plans (Qualified Plans). Under the Internal Revenue Code, a portfolio's dividends and distributions to those accounts of net short-term capital gain in excess of net long-term capital loss are generally treated as ordinary income; distributions to those accounts of net long-term capital gain in excess of net short-term capital loss are generally treated as long-term capital gain. Dividends and capital gain distributions are treated as received by the insurance company rather than the owner of the qualified Variable Contract. Insurance companies should consult their own tax advisers regarding the tax treatment of dividends or capital gain distributions they receive from any portfolio.

Each portfolio is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year, as a regulated investment company under Subchapter M of the Code. Each portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, each portfolio will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition to the above, each portfolio also follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of Variable Contracts. More specific information on these diversification requirements is contained in the insurance company's separate account prospectus and in the portfolios' SAI.

Shareholder information

Net asset values

Each portfolio's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. Each portfolio calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

Each portfolio generally values its portfolio securities based on market prices or quotations. When market prices are not available or are considered by Pioneer to be unreliable, the portfolio may use an asset's fair value. Fair value is determined in accordance with procedures approved by the portfolios' trustees. International securities markets may be open on days when the U.S. markets are closed. For this reason, the values of any international securities owned by a portfolio could change on a day when insurance companies or Qualified Plans cannot buy or sell shares of the portfolio.

[Start Sidebar]

------------------------

Share price


The net asset value per
share calculated on the
day of a transaction.


------------------------

[End Sidebar]


Money Market portfolio's investments and the other portfolios' short-term investments are valued on the basis of amortized cost. This means of valuation assumes a steady rate of amortization of any premium and discount from the date of purchase until maturity.

Investments in shares of the portfolios

[Start Sidebar]

----------------------------

Since you may not directly
purchase shares of the
portfolios, you should
read the prospectus for
your insurance
company's Variable
Contract to learn how to
purchase a Variable
Contract based on the
portfolios.

----------------------------

[End Sidebar]


Each portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding Variable Contracts and to Qualified Plans. Shares of the portfolios are sold at net asset value. Variable Contracts may or may not allow you to allocate your investments in the Variable Contracts to all the portfolios described in this prospectus. Investments in each portfolio are expressed in terms of the full and fractional shares of the portfolio purchased. Investments in a portfolio are credited to an insurance company's separate account immediately upon acceptance of the investment by the portfolio. Investments will be processed at the next net asset value calculated after an order is received and accepted by a portfolio. The offering of shares of any portfolio may be suspended for a period of time and each portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Pioneer's opinion, they are of a size or frequency that would disrupt the management of a portfolio.

The interests of Variable Contracts and Qualified Plans investing in the portfolios could conflict due to differences of tax treatment and other considerations. The portfolios currently do not foresee any disadvantages to investors arising out of the fact that each portfolio may offer its shares to insurance company separate accounts that serve as the investment mediums for their Variable Contracts or that each portfolio may offer its shares to Qualified Plans. Nevertheless, the portfolios' trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts or Qualified Plans might be required to withdraw their investments in one or more portfolios and shares of another portfolio may be substituted. This might force a portfolio to sell securities at disadvantageous prices. In addition, the trustees may refuse to sell shares of any portfolio to any separate account or Qualified Plan or may suspend or terminate the offering of shares of any portfolio if such action is required by law or regulatory authority or is in the best interests of the shareholders of the portfolio.


Selling


Shares of a portfolio may be sold on any business day. Portfolio shares are sold at net asset value next determined after receipt by the portfolio of a redemption request in good order from the insurance company as described in the prospectus of the insurance company's Variable Contract. Sale proceeds will normally be forwarded by bank wire to the selling insurance company on the next business day after receipt of the sales instructions by a portfolio but in no event later than 7 days following receipt of instructions. Each portfolio may suspend transactions in shares or postpone payment dates when trading on the New York Stock Exchange is closed or restricted, when an emergency exists that makes it impracticable for the portfolio to sell or value its investments or with the permission of the Securities and Exchange Commission.

Pioneer Variable Contracts Trust

Class I Shares


You can obtain more free information about the portfolios by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.


Shareowner reports

Annual and semiannual reports to shareowners provide information about the portfolios' investments. The annual report discusses market conditions and investment strategies that significantly affected each portfolio's performance during its last fiscal year.

Statement of additional information


The statement of additional information provides more detailed information about each portfolio. It is incorporated by reference into this prospectus.

You can also review each portfolio's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information. The commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.


(Investment Company Act file no. 811-08786)



















Pioneer Funds Distributor, Inc.
60 State Street
Boston, MA 02109

www.pioneerfunds.com


                                                                    1204-00-0401
                                              (C)Pioneer Funds Distributor, Inc.

Pioneer High Yield VCT Portfolio
A portfolio of Pioneer Variable Contracts Trust
Class II Shares Prospectus
May 1, 2001

Introduction

Pioneer Variable Contracts Trust is an open-end management investment company that currently consists of twenty distinct portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio. Class II shares of the Pioneer High Yield VCT Portfolio are offered through this prospectus. Shares of the portfolios are offered primarily to insurance companies to fund the benefits under variable annuity and variable life insurance contracts (Variable Contracts) issued by their companies. You may obtain certain tax benefits by purchasing a Variable Contract.

Each portfolio has its own distinct investment objective and policies. In striving to meet its objective, each portfolio will face the challenges of changing business, economic and market conditions. Each portfolio offers different levels of potential return and risks. These risks are discussed in the description of each portfolio.

No single portfolio constitutes a complete investment plan. Each portfolio's share price, yield and total return will fluctuate and an investment in a portfolio may be worth more or less than the original cost when shares are redeemed.

Each portfolio complies with various insurance regulations. Please read your insurance company's separate account prospectus for more specific information relating to insurance regulations and instructions on how to invest among the portfolios through a Variable Contract.

Portfolio

Strategic focus

High Yield invests in below investment grade debt securities and preferred stocks to maximize total return.

Contents

Basic information about the portfolio ........................................ 1

Common portfolio investment policies ......................................... 6

Management ................................................................... 6

Distributions and taxes ...................................................... 7

Shareholder information ...................................................... 7

An investment in a portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Neither the Securities and Exchange Commission nor any state securities agency has approved the portfolios' shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a crime.

Basic information about Pioneer High Yield VCT Portfolio

Investment objective

Maximize total return through a combination of income and capital appreciation.

Principal investment strategies

Normally, the portfolio invests at least 65% of its total assets (at the time of purchase) in below investment grade (high yield) debt securities and preferred stocks. These high yield securities may be convertible into the equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

The portfolio's investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The portfolio invests in securities with a broad range of maturities.

Pioneer, the portfolio's investment adviser, uses a value approach to select the portfolio's investments. Using this investment style, Pioneer seeks securities selling at reasonable prices or substantial discounts to their underlying values and then holds these securities for their incremental yields or until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer also considers a security's potential to provide income. In assessing the appropriate maturity, rating and sector weighting of the portfolio's investments, Pioneer considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation, Federal Reserve monetary policy and the relative value of the U.S. dollar compared to other currencies. Pioneer adjusts sector weighting to reflect its outlook of the market for high yield securities rather than using a fixed sector allocation. In making these portfolio decisions, Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research.

The portfolio may invest in investment grade and below investment grade convertible bonds and preferred stock that are convertible into the equity securities of the issuer. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. As with all fixed income securities, the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stock in an issuer's capital structure and consequently entail less risk than the issuer's common stock.

--------------------------------------------------------------------------------
[GRAPHIC]

Below investment grade debt securities

A debt security is below investment grade if it is rated BB or lower by Standard & Poor's Ratings Group or the equivalent rating by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer.
--------------------------------------------------------------------------------

Principal risks of investing in the portfolio

Even though the portfolio seeks to maximize total return, you could lose money on your investment or not make as much as if you invested elsewhere if:

      o Interest rates go up, causing the value of debt securities in the portfolio to decline

      o The issuer of a security owned by the portfolio defaults on its obligation to pay principal and/or interest or has its credit rating downgraded

      o During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This is known as call or prepayment risk

      o During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk

      o Pioneer's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect

      o A downturn in equity markets causes the price of convertible securities to drop even when the prices of below investment grade bonds otherwise would not go down

Investment in high yield securities involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, your investment in the portfolio is subject to the following specific risks:

      o Increased price sensitivity to changing interest rates and deteriorating economic environment

      o     Greater risk of loss due to default or declining credit quality

      o Adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments

      o A negative perception of the high yield market develops, depressing the price and liquidity of high yield securities. This negative perception could last for a significant period of time

The portfolio is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified portfolio. Being non-diversified may magnify the portfolio's losses from adverse events affecting a particular issuer.

The portfolio's past performance

Since the portfolio is newly organized, it does not disclose any performance information. The portfolio's performance will vary from year to year. Past performance does not necessarily indicate how a portfolio will perform in the future. As a shareowner, you may lose or make money on your investment.

Fees and expenses

These are the fees and expenses, based on estimated expenses for the portfolio's current fiscal year, you may pay if you invest in the portfolio. These fees and expenses do not include any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher. You should consult your insurance company's separate account prospectus or disclosure document for more information.

Annual portfolio operating expenses
paid from the assets of the portfolio
as a percentage of average daily net assets                             Class II
--------------------------------------------------------------------------------
  Management Fee                                                          0.65%
--------------------------------------------------------------------------------
  Distribution and Service (12b-1) Fee                                    0.25%
--------------------------------------------------------------------------------
  Other Expenses                                                          1.20%
--------------------------------------------------------------------------------
  Total Operating Expenses                                                2.10%
--------------------------------------------------------------------------------
  Fee Waiver and Expense Limitation(1)                                   (0.60)%
--------------------------------------------------------------------------------
Net Expenses(1)                                                           1.50%
--------------------------------------------------------------------------------

(1) The expenses in the table above reflect the expense limitation in effect through December 31, 2001 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.

Example

This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the portfolio's operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                     Number of years you own your shares
                           -----------------------------------------------------
                                              1                 3
--------------------------------------------------------------------------------
Class II                                    $153              $600
--------------------------------------------------------------------------------

Other investment strategies and related risks

As discussed, the portfolio invests primarily in below investment grade debt securities and preferred stocks to maximize total return.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

More on principal investments

The portfolio may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities may be issued by private issuers or by agencies of the U.S. government and represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

To the extent the portfolio invests significantly in asset-backed and mortgage-related securities, its exposure to prepayment and extension risks may be greater than if it invested in other fixed income securities.

Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgage or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only mortgage-backed securities generally increase in value if interest rates decline, but are also subject to the risk of prepayment. Interest only instruments generally increase in value in a rising interest rate environment when fewer of the underlying mortgages are prepaid.

The portfolio may invest in mortgage derivatives and structured securities. Because these securities have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

Investments other than high yield or debt securities

Consistent with its objective, the portfolio may invest in equity securities, including common stocks, depositary receipts, warrants, rights and other equity interests. Equity securities represent an ownership interest in an issuer, rank junior in a company's capital structure to debt securities and consequently may entail greater risk of loss than fixed income securities. Although equity securities may not pay dividends, the portfolio invests in equity securities when Pioneer believes they offer the potential for capital appreciation.

Investments in non-U.S. securities

The portfolio may invest in securities of Canadian issuers to the same extent as securities of U.S. issuers. The portfolio may invest up to up to 15% of its total assets (at the time of purchase) in securities of non-U.S. issuers, including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets. Investing in Canadian and non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent the portfolio invests in issuers in emerging markets or focuses its non-U.S. investments in one region. These risks may include:

      o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices

      o Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's investments at times, in amounts and at prices it considers reasonable

      o Adverse effect of currency exchange rates or controls on the value of the portfolio's investments

      o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession

      o Economic, political and social developments may adversely affect the securities markets

      o Withholding and other non-U.S. taxes may decrease the portfolio's return.

Management

Portfolio manager

Day-to-day management of the portfolio is the responsibility of a team of fixed income portfolio managers and analysts supervised by Kenneth J. Taubes. The team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Taubes is responsible for overseeing Pioneer's U.S. and global fixed income team. He joined Pioneer as a senior vice president in September 1998 and has been an investment professional since 1986. Prior to joining Pioneer, Mr. Taubes had served since 1991 as a senior vice president and senior portfolio manager for several Putnam Investments institutional accounts and mutual funds.

Mr. Taubes and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.

Management fee

The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.65% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.

Distributions

The portfolio declares a dividend daily. The dividend consists of substantially all of the portfolio's net income. Investors begin to earn dividends on the first business day following receipt of payment for shares and continue to earn dividends up to and including the date of sale. Dividends are normally paid on the last business day of each month. The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

Financial highlights

Class II shares are a new class of shares; financial highlights are not currently available for Class II shares. Arthur Andersen LLP's report on the portfolio's audited financial statements as of December 31, 2000, for Class I shares appears in the portfolio's annual report which is incorporated by reference into the SAI. The annual report includes more information about the portfolio's performance and is available upon request.

Common portfolio investment policies

Some policies of the portfolios are stated as a percentage of assets. These percentages are applied at the time of purchase of a security and subsequently may be exceeded because of changes in the value of a portfolio's investments. If a rating organization downgrades the quality rating assigned to one or more of the portfolio's investments, Pioneer will consider what actions, if any, are appropriate including selling the downgraded security or purchasing additional securities as soon as it is prudent to do so.

Temporary investments

Normally, each portfolio invests substantially all of its assets to meet its investment objective. Each portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, a portfolio may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the portfolio may not be able to achieve its investment objective. Each portfolio intends to adopt a defensive strategy only when Pioneer believes securities in which the portfolio normally invests have extraordinary risks due to political or economic factors.

Short-term trading

The portfolios usually do not trade for short-term profits. Each portfolio will sell an investment, however, even if it has only been held for a short time, if it no longer meets the portfolio's investment criteria. If a portfolio does a lot of trading, it may incur additional operating expenses, which would reduce performance.

Derivatives

Each portfolio may use futures, options, forward foreign currency exchange contracts (if applicable) and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The portfolios do not use derivatives as a primary investment technique and generally limit their use to hedging. However, each portfolio may use derivatives for a variety of non-principal purposes, including:

      o As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates

      o     As a substitute for purchasing or selling securities

      o To increase the portfolio's return as a non-hedging strategy that may be considered speculative

Even a small investment in derivatives can have a significant impact on the portfolio's exposure to stock market values, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the portfolio's other investments, the portfolio may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

Management

Pioneer, the portfolios' investment adviser, selects each portfolio's investments and oversees the portfolios' operations.

Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2000, assets under management were $103 billion worldwide, including over $21 billion in assets under management by Pioneer.

The investment adviser

Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

Distribution plan

The portfolios have adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, each portfolio pays to Pioneer Funds Distributor, Inc. a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Because these fees are an ongoing expense, over time they increase the cost of an investment and the shares may cost more than shares that are subject to other types of sales charges.

Distributions and taxes

You should read the prospectus for your insurance company's Variable Contract for a discussion of the tax status of a Variable Contract, including the tax consequences of withdrawals or other payments. You should keep all statements you receive from the insurance company or the portfolios to assist in your personal recordkeeping. Class II shares of the portfolios are held by life insurance company separate accounts that fund Variable Contracts or by certain qualified pension and retirement plans (Qualified Plans). Under the Internal Revenue Code, a portfolio's dividends and distributions to those accounts of net short-term capital gain in excess of net long-term capital loss are generally treated as ordinary income; distributions to those accounts of net long-term capital gain in excess of net short-term capital loss are generally treated as long-term capital gain. Dividends and capital gain distributions are treated as received by the insurance company rather than the owner of the qualified Variable Contract. Insurance companies should consult their own tax advisers regarding the tax treatment of dividends or capital gain distributions they receive from any portfolio.

Each portfolio is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year, as a regulated investment company under Subchapter M of the Code. Each portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, each portfolio will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition to the above, each portfolio also follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of Variable Contracts. More specific information on these diversification requirements is contained in the insurance company's separate account prospectus and in the portfolios' SAI.

Shareholder information

Net asset values

Each portfolio's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. Each portfolio calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

Each portfolio generally values its portfolio securities based on market prices or quotations. When market prices are not available or are considered by Pioneer to be unreliable, the portfolio may use an asset's fair value. Fair value is determined in accordance with procedures approved by the portfolios' trustees. International securities markets may be open on days when the U.S. markets are closed. For this reason, the values of any international securities owned by a portfolio could change on a day when insurance companies or Qualified Plans cannot buy or sell shares of the portfolio.

Each portfolio's short-term investments are valued on the basis of amortized cost. This means of valuation assumes a steady rate of amortization of any premium and discount from the date of purchase until maturity.

--------------------------------------------------------------------------------
Share price

The net asset value per share calculated on the day of a transaction.
--------------------------------------------------------------------------------

Investments in shares of the portfolios

Each portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding Variable Contracts and to Qualified Plans. Shares of the portfolios are sold at net asset value. Variable Contracts may or may not allow you to allocate your investments in the Variable Contracts to all the portfolios described in this prospectus. Investments in each portfolio are expressed in terms of the full and fractional shares of the portfolio purchased. Investments in a portfolio are credited to an insurance company's separate account immediately upon acceptance of the investment by the portfolio. Investments will be processed at the next net asset value calculated after an order is received and accepted by a portfolio. The offering of shares of any portfolio may be suspended for a period of time and each portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Pioneer's opinion, they are of a size or frequency that would disrupt the management of a portfolio.

--------------------------------------------------------------------------------
Since you may not directly purchase shares of the portfolios, you should read the prospectus for your insurance company's Variable Contract to learn how to purchase a Variable Contract based on the portfolios.
--------------------------------------------------------------------------------

The interests of Variable Contracts and Qualified Plans investing in the portfolios could conflict due to differences of tax treatment and other considerations. The portfolios currently do not foresee any disadvantages to investors arising out of the fact that each portfolio may offer its shares to insurance company separate accounts that serve as the investment mediums for their Variable Contracts or that each portfolio may offer its shares to Qualified Plans. Nevertheless, the portfolios' trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts or Qualified Plans might be required to withdraw their investments in one or more portfolios and shares of another portfolio may be substituted. This might force a portfolio to sell securities at disadvantageous prices. In addition, the trustees may refuse to sell shares of any portfolio to any separate account or Qualified Plan or may suspend or terminate the offering of shares of any portfolio if such action is required by law or regulatory authority or is in the best interests of the shareholders of the portfolio.

Selling

Shares of a portfolio may be sold on any business day. Portfolio shares are sold at net asset value next determined after receipt by the portfolio of a redemption request in good order from the insurance company as described in the prospectus of the insurance company's Variable Contract. Sale proceeds will normally be forwarded by bank wire to the selling insurance company on the next business day after receipt of the sales instructions by a portfolio but in no event later than 7 days following receipt of instructions. Each portfolio may suspend transactions in shares or postpone payment dates when trading on the New York Stock Exchange is closed or restricted, when an emergency exists that makes it impracticable for the portfolio to sell or value its investments or with the permission of the Securities and Exchange Commission.

                                      Notes

Pioneer Variable Contracts Trust

Class II Shares

You can obtain more free information about the portfolios by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.

Shareowner reports

Annual and semiannual reports to shareowners provide information about the portfolios' investments. The annual report discusses market conditions and investment strategies that significantly affected each portfolio's performance during its last fiscal year.

Statement of additional information

The statement of additional information provides more detailed information about each portfolio. It is incorporated by reference into this prospectus.

You can also review each portfolio's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

(Investment Company Act file no. 811-08786)


Pioneer Funds Distributor, Inc.
60 State Street
Boston, MA 02109

www.pioneerfunds.com

                                                                    1249-00-0401
                                              (C)Pioneer Funds Distributor, Inc.

Pioneer Real Estate Growth VCT Portfolio

A portfolio of Pioneer Variable Contracts Trust

Class II Shares Prospectus

May 1, 2001

Introduction


Pioneer Variable Contracts Trust is an open-end management investment company that currently consists of twenty distinct portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio. Class II shares of the Pioneer Real Estate Growth VCT Portfolio are offered through this prospectus. Shares of the portfolios are offered primarily to insurance companies to fund the benefits under variable annuity and variable life insurance contracts (Variable Contracts) issued by their companies. You may obtain certain tax benefits by purchasing a Variable Contract.


Each portfolio has its own distinct investment objective and policies. In striving to meet its objective, each portfolio will face the challenges of changing business, economic and market conditions. Each portfolio offers different levels of potential return and risks. These risks are discussed in the description of each portfolio.

No single portfolio constitutes a complete investment plan. Each portfolio's share price, yield and total return will fluctuate and an investment in a portfolio may be worth more or less than the original cost when shares are redeemed.

Each portfolio complies with various insurance regulations. Please read your insurance company's separate account prospectus for more specific information relating to insurance regulations and instructions on how to invest among the portfolios through a Variable Contract.

Portfolio

Strategic focus

Real Estate Growth invests primarily in REITs and other real estate industry companies for long-term growth of capital. Current income is the portfolio's secondary investment objective.


Contents

Basic information about the portfolio .........  1

Common portfolio investment policies ..........  6

Management ....................................  6

Distributions and taxes .......................  7

Shareholder information .......................  7


An investment in a portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Neither the Securities and Exchange Commission nor any state securities agency has approved the portfolios' shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a crime.

Basic information about Pioneer Real Estate Growth VCT Portfolio

[Start Sidebar]
--------------------------------------------------------------------------------
Real estate industry
issuer

A real estate industry issuer is one that derives at least 50% of its gross revenues or net profits from either
- the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate; or
- products or services related to the real estate industry like building supplies or mortgage servicing.
--------------------------------------------------------------------------------
[End Sidebar]

Investment objectives
Long-term growth of capital. Current income is a secondary objective.

Principal investment strategies

The portfolio invests primarily in equity securities of real estate investment trusts (REITs) and other real estate industry issuers. Normally, the portfolio invests at least 75% of its total assets in these securities. Equity securities include common stock and other equity instruments, such as convertible debt, warrants, rights, interests in REITs and preferred stocks.

REITs are pooled investment vehicles that primarily invest in income producing real estate or real estate related loans or interests. Some REITs invest directly in real estate and derive their income from the collection of rents and capital gains on the sale of properties. Other REITs invest primarily in mortgages secured by real estate and derive their income from collection of interest.

The portfolio uses a "growth at a reasonable price" style of management. Using this investment style, Pioneer, the portfolio's investment adviser, seeks to invest in companies with above average potential for earnings and revenue growth that are also trading at attractive market valuations. To select stocks, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include:
      o Favorable expected returns relative to perceived risk
      o Increasing cash flow or favorable prospects for cash flow growth
      o Low market valuations relative to earnings forecast, net asset value and cash flow
      o Favorable prospects for dividend growth

Principal risks of investing in the portfolio
Even though the portfolio seeks long-term growth of capital, you could lose money on your investment or not make as much as if you invested elsewhere if:
      o The stock market goes down (this risk may be greater in the short term)

      o REITs and other real estate industry issuers fall out of favor with investors
      o The portfolio's investments do not have the growth potential originally expected

The portfolio also has risks associated with the real estate industry. Although the portfolio does not invest directly in real estate, it does invest in REITs and other equity securities of real estate industry issuers and concentrates its investments in the real estate industry. These risks include:
      o The U.S. or a local real estate market declines due to adverse economic conditions, overbuilding and high vacancy rates, reduced or regulated rents or other causes
      o Interest rates go up. Rising interest rates can adversely affect the availability and cost of financing for property acquisitions and other purposes and reduce the value of a REIT's fixed income investments

      o The values of properties owned by a REIT or the prospects of other real estate industry issuers may be hurt by property tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters or increased operating expenses
      o A REIT owned by the portfolio is, or is perceived by the market to be, poorly managed

Investing in REITs involves certain unique risks. REITs are dependent on management skills, are not diversified and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for certain tax and regulatory exemptions. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be more volatile than securities of larger issuers. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests.

The portfolio is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified portfolio. Being non-diversified may magnify the portfolio's losses from adverse events affecting a particular issuer.

The portfolio's past performance
The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.

--------------------------------------------------------------------------------
Portfolio performance
The chart shows the performance of the portfolio's Class I shares for each full calendar year since the portfolio's inception on March 31, 1995. The chart does not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expenses and Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.


The highest calendar quarterly return was 17.17% (9/30/96 to 12/31/96). The lowest calendar quarterly return was -13.43% (6/30/98 to 9/30/98).

[Start Bar Chart]
Annual return Class I shares
(Year ended December 31)

 '96      '97       '98      '99      '00
35.73    21.16    -18.74    -4.17    29.51

[End Bar Chart]
--------------------------------------------------------------------------------

Comparison with the Standard & Poor's 500 Index and the Wilshire Real Estate Securities Index

The table shows the average annual total returns of the portfolio's Class I shares over time and compares these returns to the returns of the Standard & Poor's 500 Index and the Wilshire Real Estate Securities Index. The Standard & Poor's 500 Index is a widely recognized measure of the performance of 500 widely held common stocks. The Wilshire Real Estate Securities Index is a market-capitalization weighted measure of the performance of REITs and real estate operating companies. Unlike the portfolio, these indices are not managed and do not incur expenses. The performance of Class II shares will be lower than the performance of Class I shares as explained above. The table assumes:

o The sale of the shares at the end of the period
o Reinvestment of all dividends and distributions

Average annual total return (%)
(for periods ended December 31, 2000)
----------------------------------------------------
                                              Since  Inception
                      1 Year      5 Year  Inception       Date
--------------------------------------------------------------
Class I                29.51       10.65      12.01    3/31/95
--------------------------------------------------------------
S&P 500 Index          -9.11       18.28      20.32         --
--------------------------------------------------------------
Wilshire Real
Estate Securities
Index                  30.74       11.37      12.21         --
--------------------------------------------------------------

Fees and expenses
These are the fees and expenses, based on the portfolio's latest fiscal year, you may pay if you invest in the portfolio. These fees and expenses do not include any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher. You should consult your insurance company's separate account prospectus or disclosure document for more information.

Annual portfolio operating expenses
paid from the assets of the portfolio
as a percentage of average daily net assets    Class II
-------------------------------------------------------
 Management Fee                                   0.80%
-------------------------------------------------------
 Distribution and Service (12b-1) Fee             0.25%
-------------------------------------------------------
 Other Expenses                                   0.30%
-------------------------------------------------------
Total Annual Operating Expenses                   1.35%
-------------------------------------------------------

Example
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                  Number of years you own your shares
                ---------------------------------------
                  1         3         5          10
-------------------------------------------------------
Class II        $95      $296      $515      $1,143
-------------------------------------------------------

Other investment strategies and related risks
As discussed, the portfolio primarily invests in the equity securities of REITs and other real estate industry issuers to seek long-term growth of capital.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).


Investments other than equity securities of REITs and other real estate industry issuers

The portfolio may invest up to 25% of its total assets (at the time of purchase) in debt securities of real estate industry issuers, mortgage-backed securities and short-term investments. Generally the portfolio may acquire debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets (at the time of purchase) in below investment grade debt securities. The portfolio invests in debt securities when Pioneer believes they are consistent with the portfolio's investment objectives or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Mortgage-backed securities may be issued by private issuers or by agencies of the U.S. government and represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Certain mortgage-backed securities may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgages or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only mortgage-backed securities generally increase in value if interest rates decline, but are also subject to the risk of prepayment. Interest only instruments generally increase in value in a rising interest rate environment when fewer of the underlying mortgages are prepaid.


The portfolio may invest in mortgage derivatives and structured securities. Because these securities have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.


The portfolio may invest up to 10% of its total assets (at the time of purchase) in securities of non-U.S. issuers provided that the purchase of Canadian securities are not subject to the non-U.S. issuer limitation. The portfolio will not invest more than 5% of its total assets (at the time of purchase) in the securities of emerging markets issuers. Investing in Canadian and non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers.

Management


Portfolio manager

Since July 17, 2000, day-to-day management of the portfolio is the responsibility of Jeffrey P. Caira. Mr. Caira may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Caira joined Pioneer in July 2000 as a vice president and analyst and has been an investment professional since 1998 with a real estate background since 1983. Prior to joining Pioneer, Mr. Caira was a vice president and senior equity analyst for Ferris, Baker Watts Incorporated until 2000 and a vice president and senior equity research analyst for Tucker Anthony from 1998 to 2000. Prior to 1998, he was a project director for Winn Development Company.

Mr. Caira is supervised by Theresa A. Hamacher, chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.


Management fee


The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.80% of the portfolio's average daily net assets. This fee is normally computed daily and paid monthly.


Distributions


The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income quarterly during March, June, September and December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

Financial highlights


The financial highlights table helps you understand the portfolio's financial performance since inception. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that you would have earned on an investment in the portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report is included in the portfolio's annual report along with the portfolio's financial statements. The annual report is available upon request.

Pioneer Real Estate Growth VCT Portfolio(a)
Class II shares

                                                                  August 1, 2000
                                                                      through
                                                                 December 31, 2000
                                                                ------------------
Net asset value, beginning of period                                 $14.55
                                                                     -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                        $ 0.32
 Net realized and unrealized gain (loss) on investments               (0.28)
                                                                     -------
  Net increase (decrease) from investment operations                 $ 0.04
Distributions to shareholders:
 Net investment income                                                (0.09)
                                                                     -------
  Net realized gain                                                      --
Tax return of capital                                                 (0.10)
Net increase (decrease) in net asset value                           $(0.15)
                                                                     -------
Net asset value, end of period                                       $14.40
                                                                     =======
Total return*                                                          1.32%
Ratios/Supplemental Data
Ratio of net expenses to average net assets+                           1.63%**
Ratio of net investment income (loss) to average net assets+           7.54%**
Portfolio turnover rate                                                  31%
Net assets, end of period (in thousands)                             $1,770
Ratio assuming no waiver of management fees and assumption of expenses by Pioneer and no reduction for fees paid indirectly:
 Net expenses                                                          1.63%**
 Net investment income (loss)                                          7.54%**
Ratios assuming waiver of management fees and assumption of
 expenses by Pioneer and reduction for fees paid indirectly:
 Net expenses                                                          1.62%**
 Net investment income (loss)                                          7.53**

--------------------------------------------------------------------------------

(a) Class II shares were first publicly offered on August 1, 2000.

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.

**  Annualized.

+   Ratios assuming no reduction for fees paid indirectly.

Common portfolio investment policies

Some policies of the portfolios are stated as a percentage of assets. These percentages are applied at the time of purchase of a security and subsequently may be exceeded because of changes in the value of a portfolio's investments. If a rating organization downgrades the quality rating assigned to one or more of the portfolio's investments, Pioneer will consider what actions, if any, are appropriate including selling the downgraded security or purchasing additional securities as soon as it is prudent to do so.

Temporary investments

Normally, each portfolio invests substantially all of its assets to meet its investment objective. Each portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, a portfolio may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the portfolio may not be able to achieve its investment objective. Each portfolio intends to adopt a defensive strategy only when Pioneer believes the securities in which the portfolio normally invests have extraordinary risks due to political or economic factors.

Short-term trading
The portfolios usually do not trade for short-term profits. Each portfolio will sell an investment, however, even if it has only been held for a short time, if it no longer meets the portfolio's investment criteria. If a portfolio does a lot of trading, it may incur additional operating expenses, which would reduce performance.

Derivatives

Each portfolio may use futures, options, forward foreign currency exchange contracts (if applicable) and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The portfolios do not use derivatives as a primary investment technique and generally limit their use to hedging. However, each portfolio may use derivatives for a variety of non-principal purposes, including:
      o As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates
      o As a substitute for purchasing or selling securities
      o To increase the portfolio's return as a non-hedging strategy that may be considered speculative

Even a small investment in derivatives can have a significant impact on the portfolio's exposure to stock market values, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the portfolio's other investments, the portfolio may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

Management

Pioneer, the portfolios' investment adviser, selects each portfolio's investments and oversees the portfolios' operations.
Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2000, assets under management were $103 billion worldwide, including over $21 billion in assets under management by Pioneer.

The investment adviser

Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

Distribution plan

The portfolios have adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, each portfolio pays to Pioneer Funds Distributor, Inc. a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Because these fees are an ongoing expense, over time they increase the cost of an investment and the shares may cost more than shares that are subject to other types of sales charges.

Distributions and taxes

You should read the prospectus for your insurance company's Variable Contract for a discussion of the tax status of a Variable Contract, including the tax consequences of withdrawals or other payments. You should keep all statements you receive from the insurance company or the portfolios to assist in your personal recordkeeping. Class II shares of the portfolios are held by life insurance company separate accounts that fund Variable Contracts or by certain qualified pension and retirement plans (Qualified Plans). Under the Internal Revenue Code, a portfolio's dividends and distributions to those accounts of net short-term capital gain in excess of net long-term capital loss are generally treated as ordinary income; distributions to those accounts of net long-term capital gain in excess of net short-term capital loss are generally treated as long-term capital gain. Dividends and capital gain distributions are treated as received by the insurance company rather than the owner of the qualified Variable Contract. Insurance companies should consult their own tax advisers regarding the tax treatment of dividends or capital gain distributions they receive from any portfolio.

Each portfolio is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year, as a regulated investment company under Subchapter M of the Code. Each portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, each portfolio will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition to the above, each portfolio also follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of Variable Contracts. More specific information on these diversification requirements is contained in the insurance company's separate account prospectus and in the portfolios' SAI.

Shareholder information

Net asset values

Each portfolio's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. Each portfolio calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

Each portfolio generally values its portfolio securities based on market prices or quotations. When market prices are not available or are considered by Pioneer to be unreliable, the portfolio may use an asset's fair value. Fair value is determined in accordance with procedures approved by the portfolios' trustees. International securities markets may be open on days when the U.S. markets are closed. For this reason, the values of any international securities owned by a portfolio could change on a day when insurance companies or Qualified Plans cannot buy or sell shares of the portfolio.

[Start Sidebar]

-----------------------

Share price


The net asset value per
share calculated on the
day of a transaction.


-----------------------

[End Sidebar]


Each portfolio's short-term investments are valued on the basis of amortized cost. This means of valuation assumes a steady rate of amortization of any premium and discount from the date of purchase until maturity.

Investments in shares of the portfolios

[Start Sidebar]

----------------------------

Since you may not
directly purchase
shares of the portfolios,
you should read the
prospectus for your
insurance company's
Variable Contract to
learn how to purchase
a Variable Contract
based on the portfolios.

----------------------------

[End Sidebar]


Each portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding Variable Contracts and to Qualified Plans. Shares of the portfolios are sold at net asset value. Variable Contracts may or may not allow you to allocate your investments in the Variable Contracts to all the portfolios described in this prospectus. Investments in each portfolio are expressed in terms of the full and fractional shares of the portfolio purchased. Investments in a portfolio are credited to an insurance company's separate account immediately upon acceptance of the investment by the portfolio. Investments will be processed at the next net asset value calculated after an order is received and accepted by a portfolio. The offering of shares of any portfolio may be suspended for a period of time and each portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Pioneer's opinion, they are of a size or frequency that would disrupt the management of a portfolio.

The interests of Variable Contracts and Qualified Plans investing in the portfolios could conflict due to differences of tax treatment and other considerations. The portfolios currently do not foresee any disadvantages to investors arising out of the fact that each portfolio may offer its shares to insurance company separate accounts that serve as the investment mediums for their Variable Contracts or that each portfolio may offer its shares to Qualified Plans. Nevertheless, the portfolios' trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts or Qualified Plans might be required to withdraw their investments in one or more portfolios and shares of another portfolio may be substituted. This might force a portfolio to sell securities at disadvantageous prices. In addition, the trustees may refuse to sell shares of any portfolio to any separate account or Qualified Plan or may suspend or terminate the offering of shares of any portfolio if such action is required by law or regulatory authority or is in the best interests of the shareholders of the portfolio.


Selling


Shares of a portfolio may be sold on any business day. Portfolio shares are sold at net asset value next determined after receipt by the portfolio of a redemption request in good order from the insurance company as described in the prospectus of the insurance company's Variable Contract. Sale proceeds will normally be forwarded by bank wire to the selling insurance company on the next business day after receipt of the sales instructions by a portfolio but in no event later than 7 days following receipt of instructions. Each portfolio may suspend transactions in shares or postpone payment dates when trading on the New York Stock Exchange is closed or restricted, when an emergency exists that makes it impracticable for the portfolio to sell or value its investments or with the permission of the Securities and Exchange Commission.

                                     Notes

Pioneer Variable Contracts Trust

Class II Shares


You can obtain more free information about the portfolios by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.


Shareowner reports

Annual and semiannual reports to shareowners provide information about the portfolios' investments. The annual report discusses market conditions and investment strategies that significantly affected each portfolio's performance during its last fiscal year.

Statement of additional information

The statement of additional information provides more detailed information about the portfolio. It is incorporated by reference into this prospectus.


You can also review each portfolio's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.


(Investment Company Act file no. 811-08786)



















Pioneer Funds Distributor, Inc.
60 State Street
Boston, MA 02109

www.pioneerfunds.com


                                                                    1252-00-0401
                                              (C)Pioneer Funds Distributor, Inc.

Pioneer Mid-Cap Value VCT Portfolio
Pioneer Real Estate Growth VCT Portfolio

Portfolios of Pioneer Variable Contracts Trust

Class I Shares Prospectus

May 1, 2001

Introduction


Pioneer Variable Contracts Trust is an open-end management investment company that currently consists of twenty distinct portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio. Class I shares of the Pioneer Mid-Cap Value VCT and Pioneer Real Estate Growth VCT Portfolios are offered through this prospectus. Shares of the portfolios are offered primarily to insurance companies to fund the benefits under variable annuity and variable life insurance contracts (Variable Contracts) issued by their companies. You may obtain certain tax benefits by purchasing a Variable Contract.


Each portfolio has its own distinct investment objective and policies. In striving to meet its objective, each portfolio will face the challenges of changing business, economic and market conditions. Each portfolio offers different levels of potential return and risks. These risks are discussed in the description of each portfolio.

No single portfolio constitutes a complete investment plan. Each portfolio's share price yield and total return will fluctuate and an investment in a portfolio may be worth more or less than the original cost when shares are redeemed.

Each portfolio complies with various insurance regulations. Please read your insurance company's separate account prospectus for more specific information relating to insurance regulations and instructions on how to invest among the portfolios through a Variable Contract.

Portfolios

Strategic focus

Mid-Cap Value invests in a diversified portfolio of common stocks for capital appreciation.

Real Estate Growth invests primarily in REITs and other real estate industry companies for long-term growth of capital. Current income is the portfolio's secondary investment objective.


Contents

Basic information about the portfolios .........  1

Common portfolio investment policies ........... 11

Management ..................................... 11

Distributions and taxes ........................ 12

Shareholder information ........................ 12


An investment in a portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Neither the Securities and Exchange Commission nor any state securities agency has approved the portfolios' shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a crime.

Basic information about Pioneer Mid-Cap Value VCT Portfolio

[Start Sidebar]
--------------------------------------------------------------------------------
Market value

A company's market value or capitalization is calculated by multiplying the number of its outstanding shares by the current market price of a share.
--------------------------------------------------------------------------------
[End Sidebar]

Investment objective

Capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

Principal investment strategies

Normally, the portfolio invests at least 80% of its total assets in equity securities. The portfolio focuses its investments in equity securities of mid-size companies, that is, companies with market values within the range of market values of companies included in Standard & Poor's MidCap 400 Index. Normally, the portfolio invests at least 65% of its total assets in the securities of mid-size companies. On January 31, 2001, the market value of companies in the index varied from approximately $98 million to over $10 billion. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights, interests in real estate investment trusts (REITs) and preferred stocks.

Pioneer, the portfolio's investment adviser, uses a value approach to select the portfolio's investments. Using this investment style, Pioneer seeks securities selling at substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include:
      o Favorable expected returns relative to perceived risk
      o Management with demonstrated ability and commitment to the company
      o Low market valuations relative to earnings forecast, book value, cash flow and sales
      o Turnaround potential for companies that have been through difficult periods
      o Estimated private market value in excess of current stock price. Private market value is the price an independent investor would pay to own the entire company
      o Issuer's industry has strong fundamentals such as increasing or sustainable demand and barriers to entry

Principal risks of investing in the portfolio
Even though the portfolio seeks capital appreciation, you could lose money on your investment or not make as much as if you invested elsewhere if:
      o The stock market goes down (this risk may be greater in the short term)
      o Mid-size or value stocks fall out of favor with investors
      o The portfolio's assets remain undervalued or do not have the potential value originally expected


The portfolio also has risks associated with investing in mid-size companies. Compared to large companies, mid-size companies, and the market for their equity securities, are likely to:
      o Be more sensitive to changes in earnings results and investor expectations
      o Have more limited product lines and capital resources
      o Experience sharper swings in market values
      o Be harder to sell at the times and prices Pioneer thinks appropriate
      o Offer greater potential for gain and loss

The portfolio's past performance

The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.


--------------------------------------------------------------------------------

Portfolio performance

The chart shows the performance of the portfolio's Class I shares for each full calendar year since the portfolio's inception on March 1, 1995. The chart does not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return.


The highest calendar quarterly return was 14.00% (3/31/99 to 6/30/99). The lowest calendar quarterly return was -20.94% (6/30/98 to 9/30/98).


[Start Bar Chart]

Annual return Class I shares
(Year ended December 31)

 '96      '97      '98      '99      '00
15.03    24.69    -4.02    13.13    18.00

[End Bar Chart]

--------------------------------------------------------------------------------


Comparison with the Standard & Poor's
500 Index

The table shows the average annual total returns of the portfolio's Class I shares over time and compares these returns to the returns of the Standard & Poor's 500 Index. This index is a widely recognized measure of the performance of 500 widely held common stocks. Unlike the portfolio, the index is not managed and does not incur expenses. The table assumes:


o The sale of the shares at the end of the period

o Reinvestment of all dividends and distributions


Average annual total return (%)
(for periods ended December 31, 2000)
-----------------------------------------------------
                                                Since    Inception
                     1 Year      5 Years    Inception         Date
------------------------------------------------------------------
Class I               18.00        12.94        14.03       3/1/95
------------------------------------------------------------------
S&P 500 Index         -9.11        18.28        20.32           --
------------------------------------------------------------------

Fees and expenses
These are the fees and expenses, based on the portfolio's latest fiscal year, you may pay if you invest in the portfolio. These fees and expenses do not include any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher. You should consult your insurance company's separate account prospectus or disclosure document for more information.

Annual portfolio operating expenses
paid from the assets of the portfolio
as a percentage of average daily net assets        Class I
----------------------------------------------------------
 Management Fee                                      0.65%
----------------------------------------------------------
 Distribution and Service (12b-1) Fee                 None
----------------------------------------------------------
 Other Expenses                                      0.12%
----------------------------------------------------------
Total Annual Operating Expenses                      0.77%
----------------------------------------------------------

Example
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                    Number of years you own your shares
               -------------------------------------------
                 1            3            5           10
----------------------------------------------------------
Class I        $79         $246         $428         $954
----------------------------------------------------------

Other investment strategies and related risks
As discussed, the portfolio invests primarily in equity securities of mid-cap companies.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

More on principal investments
The portfolio may invest up to 25% of its total assets (at the time of purchase) in real estate investment trusts. Real estate investment trusts are pooled investment vehicles that invest primarily in real estate or real estate related loans. Investing in real estate investment trusts involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by real estate investments trusts in which it invests.

Investments other than U.S. equity securities
The portfolio may invest up to 25% of its total assets (at the time of purchase) in equity and debt securities of non-U.S. issuers. The portfolio will not invest more than 5% of its total assets (at the time of purchase) in the securities of emerging markets issuers. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks may include:

      o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
      o Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's investments at times, in amounts and at prices it considers reasonable
      o Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
      o The economies of non-U.S. countries may grow at slower rates that expected or may experience a downturn or recession
      o Economic, political and social developments may adversely affect the securities markets
      o Withholding and other non-U.S. taxes may decrease the portfolio's return.

The portfolio may invest up to 20% of its total assets (at the time of purchase) in debt securities of corporate and government issuers. Generally the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets (at the time of purchase) in below investment grade convertible debt securities. The portfolio invests in debt securities when Pioneer believes they are consistent with the portfolio's investment objective, to diversify the portfolio or for greater liquidity.


Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Management

Portfolio manager


Day-to-day management of the portfolio is the responsibility of J. Rodman Wright, a vice president of Pioneer. Mr. Wright and the research team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Wright joined Pioneer in 1994 as an analyst, was the portfolio's assistant portfolio manager from 1996 to 1997 and has been an investment professional since 1988.


Mr. Wright is supported by a team of portfolio managers and analysts who specialize in U.S. equity securities. This team provides research for the portfolio and other Pioneer mutual funds with similar investment objectives or styles. Mr. Wright and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.

Management fee

The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.65% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.

Distributions


The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

Financial highlights


The financial highlights table helps you understand the portfolio's financial performance for the past five years. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that you would have earned on an investment in the portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report is included in the portfolio's annual report along with the portfolio's financial statements. The annual report is available upon request.


Pioneer Mid-Cap Value VCT Portfolio


Class I shares

                                                                    For the year ended December 31
                                                   ----------------------------------------------------------------
                                                     2000          1999           1998          1997          1996
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 16.26       $ 14.49       $  16.15      $  13.05       $ 11.57
                                                   ----------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                      $  0.13       $  0.13       $   0.12      $   0.12       $  0.03
 Net realized and unrealized gain (loss)
  on investments                                      2.62          1.77          (0.65)         3.09          1.71
                                                   ----------------------------------------------------------------
  Net increase (decrease)
   from investment operations                      $  2.75       $  1.90       $  (0.53)     $   3.21       $  1.74
Distributions to shareholders:
 Net investment income                               (0.13)        (0.13)         (0.10)           --         (0.03)
 Net realized gain                                   (1.09)           --          (1.03)        (0.11)        (0.23)
                                                   ----------------------------------------------------------------
  Net increase (decrease) in net asset value       $  1.53       $  1.77       $  (1.66)     $   3.10       $  1.48
                                                   ----------------------------------------------------------------
Net asset value, end of period                     $ 17.79       $ 16.26       $  14.49      $  16.15       $ 13.05
                                                   ================================================================
Total return*                                        18.00%        13.13%         (4.02)%       24.69%        15.03%
Ratios/Supplemental Data
Ratio of net expenses to average net assets+          0.77%         0.76%          0.74%         0.80%         0.93%
Ratio of net investment income (loss)
 to average net assets+                               0.63%         0.77%          0.90%         1.02%         0.37%
Portfolio turnover rate                                 85%           91%            81%           50%           41%
Net assets, end of period (in thousands)           $111,466      $120,526      $113,359      $105,476       $48,572
Ratio assuming no waiver of management fees
 and assumption of expenses by Pioneer and
 no reduction for fees paid indirectly:
 Net expenses                                         0.77%         0.76%          0.74%         0.80%         0.95%
 Net investment income (loss)                         0.63%         0.77%          0.90%         1.02%         0.35%
Ratio assuming waiver of management fees and
 assumption of expenses by Pioneer and
 reduction for fees paid indirectly:
 Net expenses                                         0.77%         0.76%          0.74%         0.79%         0.92%
 Net investment income (loss)                         0.63%         0.77%          0.90%         1.03%         0.38%

--------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

+ Ratios assuming no reduction for fees paid indirectly.

Basic information about Pioneer Real Estate Growth VCT Portfolio

[Start Sidebar]

--------------------------------------------------------------------------------
Real estate industry issuer

A real estate industry issuer is one that derives at least 50% of its gross revenues or net profits from either
o the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate; or
o products or services related to the real estate industry like building supplies or mortgage servicing.
----------------------------------------------------------------------------
[End Sidebar]

Investment objectives
Long-term growth of capital. Current income is a secondary objective.

Principal investment strategies

The portfolio invests primarily in equity securities of real estate investment trusts (REITs) and other real estate industry issuers. Normally, the portfolio invests at least 75% of its total assets in these securities. Equity securities include common stock and other equity instruments, such as convertible debt, warrants, rights, interests in REITs and preferred stocks.

REITs are pooled investment vehicles that primarily invest in income producing real estate or real estate related loans or interests. Some REITs invest directly in real estate and derive their income from the collection of rents and capital gains on the sale of properties. Other REITs invest primarily in mortgages secured by real estate and derive their income from collection of interest.

The portfolio uses a "growth at a reasonable price" style of management. Using this investment style, Pioneer, the portfolio's investment adviser, seeks to invest in companies with above average potential for earnings and revenue growth that are also trading at attractive market valuations. To select stocks, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategy. Factors Pioneer looks for in selecting investments include:
      o Favorable expected returns relative to perceived risk
      o Increasing cash flow or favorable prospects for cash flow growth
      o Low market valuations relative to earnings forecast, net asset value and cash flow
      o Favorable prospects for dividend growth

Principal risks of investing in the portfolio
Even though the portfolio seeks long-term growth of capital, you could lose money on your investment or not make as much as if you invested elsewhere if:
      o The stock market goes down (this risk may be greater in the short term)

      o REITs and other real estate industry issuers fall out of favor with investors
      o The portfolio's investments do not have the growth potential originally expected

The portfolio also has risks associated with the real estate industry. Although the portfolio does not invest directly in real estate, it does invest in REITs and other equity securities of real estate industry issuers and concentrates its investments in the real estate industry. These risks include:
      o The U.S. or a local real estate market declines due to adverse economic conditions, overbuilding and high vacancy rates, reduced or regulated rents or other causes
      o Interest rates go up. Rising interest rates can adversely affect the availability and cost of financing for property acquisitions and other purposes and reduce the value of a REIT's fixed income investments

      o The values of properties owned by a REIT or the prospects of other real estate industry issuers may be hurt by property tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters or increased operating expenses
      o A REIT owned by the portfolio is, or is perceived by the market to be, poorly managed

Investing in REITs involves certain unique risks. REITs are dependent on management skills, are not diversified and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for certain tax and regulatory exemptions. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be more volatile than securities of larger issuers. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests.

The portfolio is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified portfolio. Being non-diversified may magnify the portfolio's losses from adverse events affecting a particular issuer.

The portfolio's past performance

The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.

--------------------------------------------------------------------------------

Portfolio performance

The chart shows the performance of the portfolio's Class I shares for each full calendar year since the portfolio's inception on March 31, 1995. The chart does not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return.


The highest calendar quarterly return was 17.17% (9/30/96 to 12/31/96). The lowest calendar quarterly return was -13.43% (6/30/98 to 9/30/98).


[Start Bar Chart]

Annual return Class I shares
(Year ended December 31)

 '96      '97       '98      '99      '00
35.73    21.16    -18.74    -4.17    29.51

[End Bar Chart]

--------------------------------------------------------------------------------

Comparison with the Standard & Poor's
500 Index and the Wilshire Real Estate
Securities Index

The table shows the average annual total returns of the portfolio's Class I shares over time and compares these returns to the returns of the Standard & Poor's 500 Index and the Wilshire Real Estate Securities Index. The Standard & Poor's 500 Index is a widely recognized measure of the performance of 500 widely held common stocks. The Wilshire Real Estate Securities Index is a market- capitalization weighted measure of the performance of REITs and real estate operating companies. Unlike the portfolio, these indices are not managed and do not incur expenses. The table assumes:


o The sale of the shares at the end of the period

o Reinvestment of all dividends and
  distributions


Average annual total return (%)
(for periods ended December 31, 2000)
------------------------------------------------------------
                                                      Since    Inception
                           1 Year      5 Years    Inception         Date
------------------------------------------------------------------------
Class I                     29.51        10.65        12.01      3/31/95
------------------------------------------------------------------------
S&P 500 Index               -9.11        18.28        20.32           --
------------------------------------------------------------------------
Wilshire Real Estate
------------------------------------------------------------------------
Securities Index            30.74        11.37        12.21           --
------------------------------------------------------------------------

Fees and expenses

These are the fees and expenses, based on the portfolio's latest fiscal year, you may pay if you invest in the portfolio. These fees and expenses do not include any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher. You should consult your insurance company's separate account prospectus or disclosure document for more information.

Annual portfolio operating expenses
paid from the assets of the portfolio
as a percentage of average daily net assets        Class I
----------------------------------------------------------
 Management Fee                                      0.80%
----------------------------------------------------------
 Distribution and Service (12b-1) Fee                 None
----------------------------------------------------------
 Other Expenses                                      0.30%
----------------------------------------------------------
Total Annual Operating Expenses                      1.10%
----------------------------------------------------------

Example
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                   Number of years you own your shares
              --------------------------------------------
                 1           3           5            10
----------------------------------------------------------
Class I       $112        $350        $606        $1,340
----------------------------------------------------------

Other investment strategies and related risks
As discussed, the portfolio primarily invests in the equity securities of REITs and other real estate industry issuers to seek long-term growth of capital.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).


Investments other than equity securities of REITs and other real estate industry issuers

The portfolio may invest up to 25% of its total assets (at the time of purchase) in debt securities of real estate industry issuers, mortgage-backed securities and short-term investments. Generally the portfolio may acquire debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets (at the time of purchase) in below investment grade debt securities. The portfolio invests in debt securities when Pioneer believes they are consistent with the portfolio's investment objectives or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Mortgage-backed securities may be issued by private issuers or by agencies of the U.S. government and represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Certain mortgage-backed securities may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgages or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only mortgage-backed securities generally increase in value if interest rates decline, but are also subject to the risk of prepayment. Interest only instruments generally increase in value in a rising interest rate environment when fewer of the underlying mortgages are prepaid.


The portfolio may invest in mortgage derivatives and structured securities. Because these securities have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.


The portfolio may invest up to 10% of its total assets (at the time of purchase) in securities of non-U.S. issuers provided that the purchase of Canadian securities are not subject to the non-U.S. issuer limitation. The portfolio will not invest more than 5% of its total assets (at the time of purchase) in the securities of emerging markets issuers. Investing in Canadian and non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers.

Management

Portfolio manager


Since July 17, 2000, day-to-day management of the portfolio is the responsibility of Jeffrey P. Caira. Mr. Caira may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Caira joined Pioneer in July 2000 as a vice president and analyst and has been an investment professional since 1998 with a real estate background since 1983. Prior to joining Pioneer, Mr. Caira was a vice president and senior equity analyst for Ferris, Baker Watts Incorporated until 2000 and a vice president and senior equity research analyst for Tucker Anthony from 1998 to 2000. Prior to 1998, he was a project director for Winn Development Company.

Mr. Caira is supervised by Theresa A. Hamacher, chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.


Management fee


The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.80% of the portfolio's average daily net assets. This fee is normally computed daily and paid monthly.


Distributions


The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income quarterly during March, June, September and December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

Financial highlights


The financial highlights table helps you understand the portfolio's financial performance since for the past five years. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that you would have earned on an investment in the portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report is included in the portfolio's annual report along with the portfolio's financial statements. The annual report is available upon request.


Pioneer Real Estate Growth VCT Portfolio


Class I shares

                                                                  For the year ended December 31
                                                   -------------------------------------------------------------
                                                     2000         1999          1998          1997         1996
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 11.73      $ 13.07       $ 16.90       $ 14.46      $ 11.23
                                                   -------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                      $  0.71      $  0.66       $  0.60       $  0.47      $  0.54
 Net realized and unrealized gain (loss)
  on investments                                      2.67        (1.20)        (3.72)         2.54         3.34
                                                   -------------------------------------------------------------
  Net increase (decrease)
   from investment operations                      $  3.38      $ (0.54)      $ (3.12)      $  3.01      $  3.88
Distributions to shareholders:
 Net investment income                               (0.59)       (0.60)        (0.56)        (0.45)       (0.53)
 Net realized gain                                      --        (0.12)        (0.15)        (0.12)       (0.12)
 Tax return of capital                               (0.10)       (0.08)           --            --           --
                                                   -------------------------------------------------------------
  Net increase (decrease) in net asset value       $  2.69      $ (1.34)      $ (3.83)      $  2.44      $  3.23
                                                   -------------------------------------------------------------
Net asset value, end of period                     $ 14.42      $ 11.73       $ 13.07       $ 16.90      $ 14.46
                                                   =============================================================
Total return*                                        29.51%       (4.17)%      (18.74)%       21.16%       35.73%
Ratios/Supplemental Data
Ratio of net expenses to average net assets+          1.10%        1.15%         1.19%         1.25%        1.34%
Ratio of net investment income (loss)
 to average net assets+                               5.02%        5.07%         4.06%         3.16%        4.63%
Portfolio turnover rate                                 31%          54%           18%           28%          41%
Net assets, end of period (in thousands)           $32,982      $28,318       $35,579       $42,187      $11,115
Ratios assuming no waiver of management fees
 and assumption of expenses by Pioneer and
 no reduction for fees paid indirectly:
 Net expenses                                         1.10%        1.30%         1.20%         1.37%        3.35%
 Net investment income (loss)                         5.02%        4.92%         4.05%         3.04%        2.62%
Ratios assuming waiver of management fees and
 assumption of expenses by Pioneer and
 reduction for fees paid indirectly:
 Net expenses                                         1.10%        1.14%         1.19%         1.24%        1.24%
 Net investment income (loss)                         5.02%        5.08%         4.06%         3.17%        4.73%

--------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

+ Ratios assuming no reduction for fees paid indirectly.

Common portfolio investment policies

Some policies of the portfolios are stated as a percentage of assets. These percentages are applied at the time of purchase of a security and subsequently may be exceeded because of changes in the value of a portfolio's investments. If a rating organization downgrades the quality rating assigned to one or more of the portfolio's investments, Pioneer will consider what actions, if any, are appropriate including selling the downgraded security or purchasing additional securities as soon as it is prudent to do so.


Temporary investments


Normally, each portfolio invests substantially all of its assets to meet its investment objective. Each portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, a portfolio may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the portfolio may not be able to achieve its investment objective. Each portfolio intends to adopt a defensive strategy only when Pioneer believes securities in which the portfolio normally invests have extraordinary risks due to political or economic factors.


Short-term trading

The portfolios usually do not trade for short-term profits. Each portfolio will sell an investment, however, even if it has only been held for a short time, if it no longer meets the portfolio's investment criteria. If a portfolio does a lot of trading, it may incur additional operating expenses, which would reduce performance.

Derivatives


Each portfolio may use futures, options, forward foreign currency exchange contracts (if applicable) and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The portfolios do not use derivatives as a primary investment technique and generally limit their use to hedging. However, each portfolio may use derivatives for a variety of non-principal purposes, including:


      o As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates

      o As a substitute for purchasing or selling securities

      o To increase the portfolio's return as a non-hedging strategy that may be considered speculative

Even a small investment in derivatives can have a significant impact on the portfolio's exposure to stock market values, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the portfolio's other investments, the portfolio may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

Management

Pioneer, the portfolios' investment adviser, selects each portfolio's investments and oversees the portfolios' operations.


Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2000, assets under management were $103 billion worldwide, including over $21 billion in assets under management by Pioneer.

The investment adviser

Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

Distributions and taxes

You should read the prospectus for your insurance company's Variable Contract for a discussion of the tax status of a Variable Contract, including the tax consequences of withdrawals or other payments. You should keep all statements you receive from the insurance company or the portfolios to assist in your personal recordkeeping. Class I shares of the portfolios are held by life insurance company separate accounts that fund Variable Contracts or by certain qualified pension and retirement plans (Qualified Plans). Under the Internal Revenue Code, a portfolio's dividends and distributions to those accounts of net short-term capital gain in excess of net long-term capital loss are generally treated as ordinary income; distributions to those accounts of net long-term capital gain in excess of net short-term capital loss are generally treated as long-term capital gain. Dividends and capital gain distributions are treated as received by the insurance company rather than the owner of the qualified Variable Contract. Insurance companies should consult their own tax advisers regarding the tax treatment of dividends or capital gain distributions they receive from any portfolio.

Each portfolio is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year, as a regulated investment company under Subchapter M of the Code. Each portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, each portfolio will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition to the above, each portfolio also follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of Variable Contracts. More specific information on these diversification requirements is contained in the insurance company's separate account prospectus and in the portfolios' SAI.

Shareholder information

Net asset values

Each portfolio's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. Each portfolio calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

[Start Sidebar]


------------------------

Share price

The net asset value per
share calculated on the
day of a transaction.

------------------------


[End Sidebar]

Each portfolio generally values its portfolio securities based on market prices or quotations. When market prices are not available or are considered by Pioneer to be unreliable, the portfolio may use an asset's fair value. Fair value is determined in accordance with procedures approved by the portfolios' trustees. International securities markets may be open on days when the U.S. markets are closed. For this reason, the values of any international securities owned by a portfolio could change on a day when insurance companies or Qualified Plans cannot buy or sell shares of the portfolio.


Each portfolio's short-term investments are valued on the basis of amortized cost. This means of valuation assumes a steady rate of amortization of any premium and discount from the date of purchase until maturity.

Investments in shares of the portfolios

[Start Sidebar]

----------------------------

Since you may not directly
purchase shares of the
portfolios, you should
read the prospectus for
your insurance
Contract to learn how to
purchase a Variable
Contract based on the
portfolios.

----------------------------

[End Sidebar]


Each portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding Variable Contracts and to Qualified Plans. Shares of the portfolios are sold at net asset value. Variable Contracts may or may not allow you to allocate your investments in the Variable Contracts to all the portfolios described in this prospectus. Investments in each portfolio are expressed in terms of the full and fractional shares of the portfolio purchased. Investments in a portfolio are credited to an insurance company's separate account immediately upon acceptance of the investment by the portfolio. Investments will be processed at the next net asset value calculated after an order is received and accepted by a portfolio. The offering of shares of any portfolio may be suspended for a period of time and company's Variable each portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Pioneer's opinion, they are of a size or frequency that would disrupt the management of a portfolio.

The interests of Variable Contracts and Qualified Plans investing in the portfolios could conflict due to differences of tax treatment and other considerations. The portfolios currently do not foresee any disadvantages to investors arising out of the fact that each portfolio may offer its shares to insurance company separate accounts that serve as the investment mediums for their Variable Contracts or that each portfolio may offer its shares to Qualified Plans. Nevertheless, the portfolios' trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts or Qualified Plans might be required to withdraw their investments in one or more portfolios and shares of another portfolio may be substituted. This might force a portfolio to sell securities at disadvantageous prices. In addition, the trustees may refuse to sell shares of any portfolio to any separate account or Qualified Plan or may suspend or terminate the offering of shares of any portfolio if such action is required by law or regulatory authority or is in the best interests of the shareholders of the portfolio.


Selling


Shares of a portfolio may be sold on any business day. Portfolio shares are sold at net asset value next determined after receipt by the portfolio of a redemption request in good order from the insurance company as described in the prospectus of the insurance company's Variable Contract. Sale proceeds will normally be forwarded by bank wire to the selling insurance company on the next business day after receipt of the sales instructions by a portfolio but in no event later than 7 days following receipt of instructions. Each portfolio may suspend transactions in shares or postpone payment dates when trading on the New York Stock Exchange is closed or restricted, when an emergency exists that makes it impracticable for the portfolio to sell or value its investments or with the permission of the Securities and Exchange Commission.

Pioneer Variable Contracts Trust

Class I Shares


You can obtain more free information about the portfolios by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.


Shareowner reports

Annual and semiannual reports to shareowners provide information about the portfolios' investments. The annual report discusses market conditions and investment strategies that significantly affected each portfolio's performance during its last fiscal year.

Statement of additional information


The statement of additional information provides more detailed information about each portfolio. It is incorporated by reference into this prospectus.

You can also review each portfolio's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information. The commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.


(Investment Company Act file no. 811-08786)













Pioneer Funds Distributor, Inc.
60 State Street
Boston, MA 02109

www.pioneerfunds.com


                                                                    1253-00-0401
                                              (C)Pioneer Funds Distributor, Inc.

Pioneer Fund VCT Portfolio

A portfolio of Pioneer Variable Contracts Trust

Class II Shares Prospectus

May 1, 2001

Introduction

Pioneer Variable Contracts Trust is an open-end management investment company that currently consists of twenty distinct portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio. Class II shares of the Pioneer Fund VCT Portfolio are offered through this prospectus. Shares of the portfolios are offered primarily to insurance companies to fund the benefits under variable annuity and variable life insurance contracts (Variable Contracts) issued by their companies. You may obtain certain tax benefits by purchasing a Variable Contract.



Each portfolio has its own distinct investment objective and policies. In striving to meet its objective, each portfolio will face the challenges of changing business, economic and market conditions. Each portfolio offers different levels of potential return and risks. These risks are discussed in the description of each portfolio.


No single portfolio constitutes a complete investment plan. Each portfolio's share price, yield and total return will fluctuate and an investment in a portfolio may be worth more or less than the original cost when shares are redeemed.


Each portfolio complies with various insurance regulations. Please read your insurance company's separate account prospectus for more specific information relating to insurance regulations and instructions on how to invest among the portfolios through a Variable Contract.


Portfolio


Strategic focus

Pioneer Fund invests in a broad list of carefully selected, reasonably priced securities for reasonable income and growth.


Contents
Basic information about the portfolio ......... 1
Common portfolio investment policies .......... 6
Management .................................... 6
Distributions and taxes ....................... 7
Shareholder information ....................... 7


An investment in a portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Neither the Securities and Exchange Commission nor any state securities agency has approved the portfolios' shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a crime.

Basic information about Pioneer Fund VCT Portfolio

Investment objective
Reasonable income and capital growth.


Principal investment strategies

The portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights, interests in real estate investment trusts (REITs) and preferred stocks. Although the portfolio focuses on securities that have paid dividends in the preceding 12 months, it may purchase or hold securities that do not provide income if the portfolio expects them to increase in value.



Pioneer, the portfolio's investment adviser, uses a value approach to select the portfolio's investments. Using this investment style, Pioneer seeks securities selling at reasonable prices or substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer also considers a security's potential to provide a reasonable amount of income. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include:

      - Favorable expected returns relative to perceived risk
      - Above average potential for earnings and revenue growth
      - Low market valuations relative to earnings forecast, book value, cash flow and sales
      - A sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale


Principal risks of investing in the portfolio

Even though the portfolio seeks reasonable income and capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:

      - The stock market goes down (this risk may be greater in the short term)
      - Value stocks fall out of favor with investors
      - The portfolio's assets remain undervalued or do not have the potential value originally expected
      - Stocks selected for income do not achieve the same return as securities selected for capital growth

The portfolio's past performance

The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.


The portfolio's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.


--------------------------------------------------------------------------------

Portfolio performance

The chart shows the performance of the portfolio's Class I shares for each full calendar year since the portfolio's inception on October 31, 1997. The chart does not reflect any fees and expenses with respect to a Variable Contract. Such fees and expenses will reduce your return. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expenses. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.



The highest calendar quarterly return was 21.71% (9/30/98 to 12/31/98). The lowest calendar quarterly return was -11.70% (6/30/98 to 9/30/98).



Annual return Class I shares
(Year ended December 31)

1998      26.12%
1999      15.91%
2000       1.22%


--------------------------------------------------------------------------------

Comparison with the Standard & Poor's
500 Index



The table shows the average annual total returns of the portfolio's Class I shares over time and compares these returns to the returns of the Standard & Poor's 500 Index. This index is a widely recognized measure of the performance of 500 widely held common stocks. Unlike the portfolio, the index is not managed and does not incur expenses. The performance of Class II shares will be lower than the performance of Class I shares as explained above. The table assumes:

- The sale of the shares at the end
  of the period
- Reinvestment of all dividends and
  distributions



Average annual total return (%)
(for periods ended December 31, 2000)

-----------------------------------------------
                               Since  Inception
                  1 Year   Inception       Date
-----------------------------------------------
Class I            1.22       15.06    10/31/97
-----------------------------------------------
S&P 500 Index     -9.11       13.79          --
-----------------------------------------------

Fees and expenses

These are the fees and expenses, based on the portfolio's latest fiscal year, you may pay if you invest in the portfolio. These fees and expenses do not include any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher. You should consult your insurance company's separate account prospectus or disclosure document for more information.

Annual portfolio operating expenses
paid from the assets of the portfolio
as a percentage of average daily net assets      Class II
---------------------------------------------------------
 Management Fee                                  0.65%
---------------------------------------------------------
 Distribution and Service (12b-1) Fee            0.25%
---------------------------------------------------------
 Other Expenses                                  0.03%
---------------------------------------------------------
Total Annual Operating Expenses                  0.93%
---------------------------------------------------------


Example
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


              Number of years you own your shares
              -----------------------------------
                1         3         5          10
---------------------------------------------------------
Class II      $95      $296      $515      $1,143
---------------------------------------------------------

Other investment strategies and related risks
As discussed, the portfolio invests primarily in equity securities of U.S. companies to seek reasonable income and capital growth.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

More on principal investments
The portfolio may invest up to 25% of its total assets (at the time of purchase) in real estate investment trusts. Real estate investment trusts are pooled investment vehicles that invest primarily in real estate or real estate related loans. Investing in real estate investment trusts involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by real estate investment trusts in which it invests.

Investments other than U.S. equity securities

The portfolio may invest up to 10% of its total assets (at the time of purchase) in equity securities of non-U.S. corporate issuers and debt securities of non-U.S. corporate and government issuers. The portfolio will not invest more than 5% of its total assets (at the time of purchase) in the securities of emerging markets issuers. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers.

The portfolio may invest the balance of its assets in debt securities of U.S. corporate and government issuers. Generally the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets (at the time of purchase) in lower quality debt securities including below investment grade convertible debt securities. The portfolio invests in debt securities when Pioneer believes that they are consistent with the portfolio's investment objective, to diversify the portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.



Management


Portfolio manager

Day-to-day management of the portfolio has been the responsibility of John A. Carey since the portfolio's inception. Mr. Carey and the research team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.


Mr. Carey is a senior vice president of Pioneer. He joined Pioneer in 1979 as an analyst.


Mr. Carey is supported by a team of portfolio managers and analysts who specialize in U.S. equity securities. This team provides research for the portfolio and other Pioneer mutual funds with similar investment objectives or styles. Mr. Carey and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.



Management fee

The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.65% of the portfolio's average daily net assets.



Distributions

The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income quarterly during March, June, September and December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

Financial highlights

The financial highlights table helps you understand the portfolio's financial performance since inception. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that you would have earned on an investment in the portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report is included in the portfolio's annual report along with the portfolio's financial statements. The annual report is available upon request.


Pioneer Fund VCT Portfolio(a)
Class II shares



                                                                   May 1, 2000
                                                                     through
                                                                December 31, 2000
                                                               ------------------
Net asset value, beginning of period                               $22.70
                                                                   -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                      $ 0.12
 Net realized and unrealized gain (loss) on investments              0.13
                                                                   -------
  Net increase (decrease) from investment operations               $ 0.25
Distributions to shareholders:
 Net investment income                                              (0.17)
 Net realized gain                                                  (0.13)
                                                                   -------
  Net increase (decrease) in net asset value                       $(0.05)
                                                                   -------
Net asset value, end of period                                     $22.65
                                                                   =======
Total return*                                                       (1.61)%
Ratios/Supplemental Data
Ratio of net expenses to average net assets+                         0.93%**
Ratio of net investment income (loss) to average net assets+         0.47%**
Portfolio turnover rate                                                37%**
Net assets, end of period (in thousands)                           $2,894
Ratio assuming waiver of management fees and assumption of
 expenses by Pioneer and reduction for fees paid indirectly:
 Net expenses                                                        0.93%**
 Net investment income (loss)                                        0.47%**



--------------------------------------------------------------------------------
(a) Class II shares were first publicly offered on May 1, 2000.

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
** Annualized.
+  Ratios assuming no reduction for fees paid indirectly.

Common portfolio investment policies


Some policies of the portfolios are stated as a percentage of assets. These percentages are applied at the time of purchase of a security and subsequently may be exceeded because of changes in the value of a portfolio's investments. If a rating organization downgrades the quality rating assigned to one or more of the portfolio's investments, Pioneer will consider what actions, if any, are appropriate including selling the downgraded security or purchasing additional securities as soon as it is prudent to do so.



Temporary investments

Normally, each portfolio invests substantially all of its assets to meet its investment objective. Each portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, a portfolio may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the portfolio may not be able to achieve its investment objective. Each portfolio intends to adopt a defensive strategy only when Pioneer believes securities in which the portfolio normally invests have extraordinary risks due to political or economic factors.




Short-term trading
The portfolios usually do not trade for short-term profits. Each portfolio will sell an investment, however, even if it has only been held for a short time, if it no longer meets the portfolio's investment criteria. If a portfolio does a lot of trading, it may incur additional operating expenses, which would reduce performance.


Derivatives

Each portfolio may use futures, options, forward foreign currency exchange contracts (if applicable) and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The portfolios do not use derivatives as a primary investment technique and generally limit their use to hedging. However, each portfolio may use derivatives for a variety of non-principal purposes, including:



      - As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates
      - As a substitute for purchasing or selling securities
      - To increase the portfolio's return as a non-hedging strategy that may be considered speculative

Even a small investment in derivatives can have a significant impact on the portfolio's exposure to stock market values, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the portfolio's other investments, the portfolio may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.



Management

Pioneer, the portfolios' investment adviser, selects each portfolio's investments and oversees the portfolios' operations.

Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2000, assets under management were $103 billion worldwide, including over $21 billion in assets under management by Pioneer.



The investment adviser

Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

Distribution plan

The portfolios have adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, each portfolio pays to Pioneer Funds Distributor, Inc. a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Because these fees are an ongoing expense, over time they increase the cost of an investment and the shares may cost more than shares that are subject to other types of sales charges.

Distributions and taxes
You should read the prospectus for your insurance company's Variable Contract for a discussion of the tax status of a Variable Contract, including the tax consequences of withdrawals or other payments. You should keep all statements you receive from the insurance company or the portfolios to assist in your personal recordkeeping. Class II shares of the portfolios are held by life insurance company separate accounts that fund Variable Contracts or by certain qualified pension and retirement plans (Qualified Plans). Under the Internal Revenue Code, a portfolio's dividends and distributions to those accounts of net short-term capital gain in excess of net long-term capital loss are generally treated as ordinary income; distributions to those accounts of net long-term capital gain in excess of net short-term capital loss are generally treated as long-term capital gain. Dividends and capital gain distributions are treated as received by the insurance company rather than the owner of the qualified Variable Contract. Insurance companies should consult their own tax advisers regarding the tax treatment of dividends or capital gain distributions they receive from any portfolio.

Each portfolio is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year, as a regulated investment company under Subchapter M of the Code. Each portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, each portfolio will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition to the above, each portfolio also follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of Variable Contracts. More specific information on these diversification requirements is contained in the insurance company's separate account prospectus and in the portfolios' SAI.

Shareholder information

Net asset values
Each portfolio's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. Each portfolio calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

--------------------------
Share price

 The net asset value per share calculated on the day of a transaction.
--------------------------

Each portfolio generally values its portfolio securities based on market prices or quotations. When market prices are not available or are considered by Pioneer to be unreliable, the portfolio may use an asset's fair value. Fair value is determined in accordance with procedures approved by the portfolios' trustees. International securities markets may be open on days when the U.S. markets are closed. For this reason, the values of any international securities owned by a portfolio could change on a day when insurance companies or Qualified Plans cannot buy or sell shares of the portfolio.

Each portfolio's short-term investments are valued on the basis of amortized cost. This means of valuation assumes a steady rate of amortization of any premium and discount from the date of purchase until maturity.

Investments in shares of the portfolios



Each portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding Variable Contracts and to Qualified Plans. Shares of the portfolios are sold at net asset value. Variable Contracts may or may not allow you to allocate your investments in the Variable Contracts to all the portfolios described in this prospectus. Investments in each portfolio are expressed in terms of the full and fractional shares of the portfolio purchased. Investments in a portfolio are credited to an insurance company's separate account immediately upon acceptance of the investment by the portfolio. Investments will be processed at the next net asset value calculated after an order is received and accepted by a portfolio. The offering of shares of any portfolio may be suspended for a period of time and each portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Pioneer's opinion, they are of a size or frequency that would disrupt the management of a portfolio.



------------------------------
  Since you may not directly
  purchase shares of the
  portfolios, you should
  read the prospectus for
  your insurance
  company's Variable
  Contract to learn how to
  purchase a Variable
  Contract based on
  the portfolios.
------------------------------



The interests of Variable Contracts and Qualified Plans investing in the portfolios could conflict due to differences of tax treatment and other considerations. The portfolios currently do not foresee any disadvantages to investors arising out of the fact that each portfolio may offer its shares to insurance company separate accounts that serve as the investment mediums for their Variable Contracts or that each portfolio may offer its shares to Qualified Plans. Nevertheless, the portfolios' trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts or Qualified Plans might be required to withdraw their investments in one or more portfolios and shares of another portfolio may be substituted. This might force a portfolio to sell securities at disadvantageous prices. In addition, the trustees may refuse to sell shares of any portfolio to any separate account or Qualified Plan or may suspend or terminate the offering of shares of any portfolio if such action is required by law or regulatory authority or is in the best interests of the shareholders of the portfolio.



Selling

Shares of a portfolio may be sold on any business day. Portfolio shares are sold at net asset value next determined after receipt by the portfolio of a redemption request in good order from the insurance company as described in the prospectus of the insurance company's Variable Contract. Sale proceeds will normally be forwarded by bank wire to the selling insurance company on the next business day after receipt of the sales instructions by a portfolio but in no event later than 7 days following receipt of instructions. Each portfolio may suspend transactions in shares or postpone payment dates when trading on the New York Stock Exchange is closed or restricted, when an emergency exists that makes it impracticable for the portfolio to sell or value its investments or with the permission of the Securities and Exchange Commission.

                                     Notes

Pioneer Variable Contracts Trust

Class II Shares

You can obtain more free information about the portfolios by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.



Shareowner reports

Annual and semiannual reports to shareowners provide information about the portfolios' investments. The annual report discusses market conditions and investment strategies that significantly affected each portfolio's performance during its last fiscal year.


Statement of additional information

The statement of additional information provides more detailed information about the portfolio. It is incorporated by reference into this prospectus.


You can also review each portfolio's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.


(Investment Company Act file no. 811-08786)








Pioneer Funds Distributor, Inc.
60 State Street
Boston, MA 02109


www.pioneerfunds.com



                                                                    1251-00-0401
                                              (C)Pioneer Funds Distributor, Inc.

Pioneer Mid-Cap Value VCT Portfolio

A portfolio of Pioneer Variable Contracts Trust

Class II Shares Prospectus

May 1, 2001

Introduction

Pioneer Variable Contracts Trust is an open-end management investment company that currently consists of twenty distinct portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio. Class II shares of the Pioneer Mid-Cap Value VCT Portfolio are offered through this prospectus. Shares of the portfolios are offered primarily to insurance companies to fund the benefits under variable annuity and variable life insurance contracts (Variable Contracts) issued by their companies. You may obtain certain tax benefits by purchasing a Variable Contract.



Each portfolio has its own distinct investment objective and policies. In striving to meet its objective, each portfolio will face the challenges of changing business, economic and market conditions. Each portfolio offers different levels of potential return and risks. These risks are discussed in the description of each portfolio.


No single portfolio constitutes a complete investment plan. Each portfolio's share price, yield and total return will fluctuate and an investment in a portfolio may be worth more or less than the original cost when shares are redeemed.


Each portfolio complies with various insurance regulations. Please read your insurance company's separate account prospectus for more specific information relating to insurance regulations and instructions on how to invest among the portfolios through a Variable Contract.

Portfolios


Strategic focus

Mid-Cap Value invests in a diversified portfolio of common stocks for capital appreciation.


Contents
Basic information about the portfolio ......... 1
Common portfolio investment policies .......... 6
Management .................................... 6
Distributions and taxes ....................... 7
Shareholder information ....................... 7


An investment in a portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Neither the Securities and Exchange Commission nor any state securities agency has approved the portfolios' shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a crime.

Basic information about Pioneer Mid-Cap Value VCT Portfolio

Investment objective

Capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.


Principal investment strategies



Normally, the portfolio invests at least 80% of its total assets in equity securities. The portfolio focuses its investments in equity securities of mid-size companies, that is, companies with market values within the range of market values of companies included in Standard & Poor's MidCap 400 Index. Normally, the portfolio invests at least 65% of its total assets in the securities of mid-size companies. On January 31, 2001, the market value of companies in the index varied from approximately $98 million to over $10 billion. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights, interests in real estate investment trusts (REITs) and preferred stocks.


-----------------------------------
  Market value

  A company's market value or
  capitalization is calculated by
  multiplying the number of its
  outstanding shares by the
  current market price of a
  share.
-----------------------------------


Pioneer, the portfolio's investment adviser, uses a value approach to select the portfolio's investments. Using this investment style, Pioneer seeks securities selling at substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include:

      - Favorable expected returns relative to perceived risk
      - Management with demonstrated ability and commitment to the company
      - Low market valuations relative to earnings forecast, book value, cash flow and sales
      - Turnaround potential for companies that have been through difficult periods
      - Estimated private market value in excess of current stock price. Private market value is the price an independent investor would pay to own the entire company

      - Issuer's industry has strong fundamentals such as increasing or sustainable demand and barriers to entry.



Principal risks of investing in the portfolio

Even though the portfolio seeks capital appreciation, you could lose money on your investment or not make as much as if you invested elsewhere if:
      - The stock market goes down (this risk may be greater in the short term)

      - Mid-size or value stocks fall out of favor with investors
      - The portfolio's assets remain undervalued or do not have the potential value originally expected

The portfolio also has risks associated with investing in mid-size companies. Compared to large companies, mid-size companies, and the market for their equity securities, are likely to:

      - Be more sensitive to changes in earnings results and investor expectations
      - Have more limited product lines and capital resources
      - Experience sharper swings in market values
      - Be harder to sell at the times and prices Pioneer thinks appropriate
      - Offer greater potential for gain and loss

The portfolio's past performance

The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.


The portfolio's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.




--------------------------------------------------------------------------------

Portfolio performance

The chart shows the performance of the portfolio's Class I shares for each full calendar year since the portfolio's inception on March 1, 1995. The chart does not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expenses. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.



The highest calendar quarterly return was 14.00% (3/31/99 to 6/30/99). The lowest calendar quarterly return was -20.94% (6/30/98 to 9/30/98).



Annual return Class I shares
(Year ended December 31)

1996      15.03%
1997      24.69%
1998      -4.02%
1999      13.13%
2000      18.00%



--------------------------------------------------------------------------------

Comparison with the Standard & Poor's
500 Index



The table shows the average annual total returns of the portfolio's Class I shares over time and compares these returns to the returns of the Standard & Poor's 500 Index. This index is a widely recognized measure of the performance of 500 widely held common stocks. Unlike the portfolio, the index is not managed and does not incur expenses. The performance of Class II shares will be lower than the performance of Class I shares as explained above. The table assumes:

- The sale of the shares at the end
  of the period
- Reinvestment of all dividends and distributions



Average annual total return (%)
(for periods ended December 31, 2000)

-----------------------------------------------------------
                                           Since  Inception
                    1 Year   5 Years   Inception       Date
-----------------------------------------------------------
Class I            18.00      12.94      14.03     3/1/95
-----------------------------------------------------------
S&P 500 Index       -9.11     18.28      20.32         --
-----------------------------------------------------------

Fees and expenses
These are the fees and expenses, based on the portfolio's latest fiscal year, you may pay if you invest in the portfolio. These fees and expenses do not include any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher. You should consult your insurance company's separate account prospectus or disclosure document for more information.

Annual portfolio operating expenses
paid from the assets of the portfolio
as a percentage of average daily net assets     Class II
-----------------------------------------------------------
 Management Fee                                 0.65%
-----------------------------------------------------------
 Distribution and Service (12b-1) Fee           0.25%
-----------------------------------------------------------
 Other Expenses                                 0.11%
-----------------------------------------------------------
Total Annual Operating Expenses                 1.01%
-----------------------------------------------------------

Example
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

               Number of years you own your shares
               -----------------------------------
                 1         3         5          10
--------------------------------------------------
Class II      $103      $322      $558      $1,236
--------------------------------------------------

Other investment strategies and related risks
As discussed, the portfolio invests primarily in equity securities of mid-cap companies.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

More on principal investments
The portfolio may invest up to 25% of its total assets (at the time of purchase) in real estate investment trusts. Real estate investment trusts are pooled investment vehicles that invest primarily in real estate or real estate related loans. Investing in real estate investment trusts involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by real estate investment trusts in which it invests.

Investments other than U.S. equity securities
The portfolio may invest up to 25% of its total assets (at the time of purchase) in equity and debt securities of non-U.S. issuers. The portfolio will not invest more than 5% of its total assets (at the time of purchase) in the securities of emerging markets issuers. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks may include:

      - Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
      - Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's investments at times, in amounts and at prices it considers reasonable
      - Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
      - The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
      - Economic, political and social developments may adversely affect the securities markets
      - Withholding and other non-U.S. taxes may decrease the portfolio's return

The portfolio may invest up to 20% of its total assets (at the time of purchase) in debt securities of corporate and government issuers. Generally the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets (at the time of purchase) in below investment grade convertible debt securities. The portfolio invests in debt securities when Pioneer believes they are consistent with the portfolio's investment objective, to diversify the portfolio or for greater liquidity.



Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.


Management


Portfolio manager

Day-to-day management of the portfolio is the responsibility of J. Rodman Wright, a vice president of Pioneer. Mr. Wright and the research team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.


Mr. Wright joined Pioneer in 1994 as an analyst, was the portfolio's assistant portfolio manager from 1996 to 1997 and has been an investment professional since 1988.



Mr. Wright is supported by a team of portfolio managers and analysts who specialize in U.S. equity securities. This team provides research for the portfolio and other Pioneer mutual funds with similar investment objectives or styles. Mr. Wright and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.


Management fee

The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.65% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.



Distributions

The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

Financial highlights


The financial highlights table helps you understand the portfolio's financial performance since inception. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that you would have earned on an investment in the portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report is included in the portfolio's annual report along with the portfolio's financial statements. The annual report is available upon request.


Pioneer Mid-Cap Value VCT Portfolio(a)
Class II shares



                                                                   May 1, 2000
                                                                     through
                                                                December 31, 2000
                                                               ------------------
Net asset value, beginning of period                               $16.89
                                                                   -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                      $ 0.07
 Net realized and unrealized gain (loss) on investments              2.01
                                                                   -------
  Net increase (decrease) from investment operations               $ 2.08
Distributions to shareholders:
 Net investment income                                              (0.13)
 Net realized gain                                                  (1.09)
                                                                   -------
  Net increase (decrease) in net asset value                       $ 0.86
                                                                   -------
Net asset value, end of period                                     $17.75
                                                                   =======
Total return*                                                       13.35%
Ratios/Supplemental Data
Ratio of net expenses to average net assets                          1.01%**
Ratio of net investment income (loss) to average net assets          0.37%**
Portfolio turnover rate                                                85%**
Net assets, end of period (in thousands)                           $1,943
Ratio assuming no waiver of management fees and assumption of expenses by Pioneer and reduction for fees paid indirectly:
 Net expenses                                                          1.01%**
 Net investment income (loss)                                          0.37%**
Ratio assuming waiver of management fees and assumption of
 expenses by Pioneer and reduction for fees paid indirectly:
 Net expenses                                                          1.01%**
 Net investment income (loss)                                          0.37%**



--------------------------------------------------------------------------------
(a) Class II shares were first publicly offered on May 1, 2000.

* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
** Annualized.

Common portfolio investment policies


Some policies of the portfolios are stated as a percentage of assets. These percentages are applied at the time of purchase of a security and subsequently may be exceeded because of changes in the value of a portfolio's investments. If a rating organization downgrades the quality rating assigned to one or more of the portfolio's investments, Pioneer will consider what actions, if any, are appropriate including selling the downgraded security or purchasing additional securities as soon as it is prudent to do so.



Temporary investments

Normally, each portfolio invests substantially all of its assets to meet its investment objective. Each portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, a portfolio may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the portfolio may not be able to achieve its investment objective. Each portfolio intends to adopt a defensive strategy only when Pioneer believes securities in which the portfolio normally invests have extraordinary risks due to political or economic factors.




Short-term trading

The portfolios usually do not trade for short-term profits. Each portfolio will sell an investment, however, even if it has only been held for a short time, if it no longer meets the portfolio's investment criteria. If a portfolio does a lot of trading, it may incur additional operating expenses, which would reduce performance.


Derivatives

Each portfolio may use futures, options, forward foreign currency exchange contracts (if applicable) and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The portfolios do not use derivatives as a primary investment technique and generally limit their use to hedging. However, each portfolio may use derivatives for a variety of non-principal purposes, including:



      - As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates
      - As a substitute for purchasing or selling securities
      - To increase the portfolio's return as a non-hedging strategy that may be considered speculative

Even a small investment in derivatives can have a significant impact on the portfolio's exposure to stock market values, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the portfolio's other investments, the portfolio may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.



Management

Pioneer, the portfolios' investment adviser, selects each portfolio's investments and oversees the portfolios' operations.

Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2000, assets under management were $103 billion worldwide, including over $21 billion in assets under management by Pioneer.



The investment adviser

Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

Distribution plan

The portfolios have adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, each portfolio pays to Pioneer Funds Distributor, Inc. a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Because these fees are an ongoing expense, over time they increase the cost of an investment and the shares may cost more than shares that are not subject to other types of sales charges.

Distributions and taxes

You should read the prospectus for your insurance company's Variable Contract for a discussion of the tax status of a Variable Contract, including the tax consequences of withdrawals or other payments. You should keep all statements you receive from the insurance company or the portfolios to assist in your personal recordkeeping. Class II shares of the portfolios are held by life insurance company separate accounts that fund Variable Contracts or by certain qualified pension and retirement plans (Qualified Plans). Under the Internal Revenue Code, a portfolio's dividends and distributions to those accounts of net short-term capital gain in excess of net long-term capital loss are generally treated as ordinary income; distributions to those accounts of net long-term capital gain in excess of net short-term capital loss are generally treated as long-term capital gain. Dividends and capital gain distributions are treated as received by the insurance company rather than the owner of the qualified Variable Contract. Insurance companies should consult their own tax advisers regarding the tax treatment of dividends or capital gain distributions they receive from any portfolio.

Each portfolio is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year, as a regulated investment company under Subchapter M of the Code. Each portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, each portfolio will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition to the above, each portfolio also follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of Variable Contracts. More specific information on these diversification requirements is contained in the insurance company's separate account prospectus and in the portfolios' SAI.

Shareholder information

Net asset values

Each portfolio's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. Each portfolio calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

Each portfolio generally values its portfolio securities based on market prices or quotations. When market prices are not available or are considered by Pioneer to be unreliable, the portfolio may use an asset's fair value. Fair value is determined in accordance with procedures approved by the portfolios' trustees. International securities markets may be open on days when the U.S. markets are closed. For this reason, the values of any international securities owned by a portfolio could change on a day when insurance companies or Qualified Plans cannot buy or sell shares of the portfolio.


--------------------------
Share price


 The net asset value per share calculated on the day of a transaction.
--------------------------

Each portfolio's short-term investments are valued on the basis of amortized cost. This means of valuation assumes a steady rate of amortization of any premium and discount from the date of purchase until maturity.

 Investments in shares of the portfolios



Each portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding Variable Contracts and to Qualified Plans. Shares of the portfolios are sold at net asset value. Variable Contracts may or may not allow you to allocate your investments in the Variable Contracts to all the portfolios described in this prospectus. Investments in each portfolio are expressed in terms of the full and fractional shares of the portfolio purchased. Investments in a portfolio are credited to an insurance company's separate account immediately upon acceptance of the investment by the portfolio. Investments will be processed at the next net asset value calculated after an order is received and accepted by a portfolio. The offering of shares of any portfolio may be suspended for a period of time and each portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Pioneer's opinion, they are of a size or frequency that would disrupt the management of a portfolio.


------------------------------
  Since you may not directly
  purchase shares of the
  portfolios, you should
  read the prospectus for
  your insurance
  company's Variable
  Contract to learn how to
  purchase a Variable
  Contract based on
  the portfolios.
------------------------------




The interests of Variable Contracts and Qualified Plans investing in the portfolios could conflict due to differences of tax treatment and other considerations. The portfolios currently do not foresee any disadvantages to investors arising out of the fact that each portfolio may offer its shares to insurance company separate accounts that serve as the investment mediums for their Variable Contracts or that each portfolio may offer its shares to Qualified Plans. Nevertheless, the portfolios' trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts or Qualified Plans might be required to withdraw their investments in one or more portfolios and shares of another portfolio may be substituted. This might force a portfolio to sell securities at disadvantageous prices. In addition, the trustees may refuse to sell shares of any portfolio to any separate account or Qualified Plan or may suspend or terminate the offering of shares of any portfolio if such action is required by law or regulatory authority or is in the best interests of the shareholders of the portfolio.



Selling

Shares of a portfolio may be sold on any business day. Portfolio shares are sold at net asset value next determined after receipt by the portfolio of a redemption request in good order from the insurance company as described in the prospectus of the insurance company's Variable Contract. Sale proceeds will normally be forwarded by bank wire to the selling insurance company on the next business day after receipt of the sales instructions by a portfolio but in no event later than 7 days following receipt of instructions. Each portfolio may suspend transactions in shares or postpone payment dates when trading on the New York Stock Exchange is closed or restricted, when an emergency exists that makes it impracticable for the portfolio to sell or value its investments or with the permission of the Securities and Exchange Commission.

                                     Notes

Pioneer Variable Contracts Trust

Class II Shares

You can obtain more free information about the portfolios by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.



Shareowner reports

Annual and semiannual reports to shareowners provide information about the portfolios' investments. The annual report discusses market conditions and investment strategies that significantly affected each portfolio's performance during its last fiscal year.


Statement of additional information

The statement of additional information provides more detailed information about the portfolio. It is incorporated by reference into this prospectus.



You can also review each portfolio's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.



(Investment Company Act file no. 811-08786)













Pioneer Funds Distributor, Inc.
60 State Street
Boston, MA 02109


www.pioneerfunds.com




                                                                    1250-00-0401
                                              (C)Pioneer Funds Distributor, Inc.

Pioneer Equity-Income VCT Portfolio

A portfolio of Pioneer Variable Contracts Trust

Class II Shares Prospectus

May 1, 2001

Introduction

Pioneer Variable Contracts Trust is an open-end management investment company that currently consists of twenty distinct portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio. Class II shares of the Pioneer Equity-Income VCT Portfolio are offered through this prospectus. Shares of the portfolios are offered primarily to insurance companies to fund the benefits under variable annuity and variable life insurance contracts (Variable Contracts) issued by their companies. You may obtain certain tax benefits by purchasing a Variable Contract.



Each portfolio has its own distinct investment objective and policies. In striving to meet its objective, each portfolio will face the challenges of changing business, economic and market conditions. Each portfolio offers different levels of potential return and risks. These risks are discussed in the description of each portfolio.


No single portfolio constitutes a complete investment plan. Each portfolio's share price, yield and total return will fluctuate and an investment in a portfolio may be worth more or less than the original cost when shares are redeemed.


Each portfolio complies with various insurance regulations. Please read your insurance company's separate account prospectus for more specific information relating to insurance regulations and instructions on how to invest among the portfolios through a Variable Contract.

Portfolio


Strategic focus


Equity-Income invests in a portfolio of income producing equity securities of U.S. corporations for current income and long-term capital growth.


Contents
Basic information about the portfolio .........  1
Common portfolio investment policies ..........  6
Management ....................................  6
Distributions and taxes .......................  7
Shareholder information .......................  7


An investment in a portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Neither the Securities and Exchange Commission nor any state securities agency has approved the portfolios' shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a crime.

Basic information about Pioneer Equity-Income VCT Portfolio

Investment objective

Current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.


Principal investment strategies

The portfolio invests primarily in income producing equity securities of U.S. issuers. The income producing equity securities in which the portfolio may invest include common stocks, preferred stocks and interests in real estate investment trusts (REITs). Normally, the portfolio invests at least 80% of its total assets in income producing equity securities. The remainder of the portfolio may be invested in debt securities, most of which are expected to be convertible into common stocks.


Pioneer, the portfolio's investment adviser, uses a value approach to select the portfolio's investments. Using this investment style, Pioneer seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. Pioneer also considers a security's potential to provide a reasonable amount of income. In making these assessments, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include:



      - Favorable expected returns relative to perceived risk
      - Management with demonstrated ability and commitment to the company
      - Low market valuations relative to earnings forecast, book value, cash flow and sales

      - Good prospects for dividend growth



Principal risks of investing in the portfolio

Even though the portfolio seeks current income and long-term growth of capital, you could lose money on your investment or not make as much as if you invested elsewhere if:


      - The stock market goes down (this risk may be greater in the short term)
      - Value stocks fall out of favor with investors
      - The portfolio's assets remain undervalued or do not have the potential value originally expected
      - Stocks selected for income do not achieve the same return as securities selected for capital appreciation
      - Interest rates or inflation increases

The portfolio's past performance

The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance will vary from year to year.



The portfolio's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.


--------------------------------------------------------------------------------

Portfolio performance

The chart shows the performance of the portfolio's Class II shares for each full calendar year since the class' inception on September 14, 1999. The chart does not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return.


The highest calendar quarterly return was 7.35% (6/30/00 to 9/30/00). The lowest calendar quarterly return was -4.12% (12/31/99 to 3/31/00).


Annual return Class II shares
(Year ended December 31)

14.49



--------------------------------------------------------------------------------

Comparison with the Standard & Poor's
500 Index



The table shows the average annual total returns of the portfolio's Class II shares over time and compares these returns to the returns of the Standard & Poor's 500 Index. This index is a widely recognized measure of the performance of 500 widely held common stocks. Unlike the portfolio, the index is not managed and does not incur expenses. The table assumes:

- The sale of the shares at the end
  of the period
- Reinvestment of all dividends and
  distributions



Average annual total return (%)
(for periods ended December 31, 2000)
----------------------------------------------------
                                    Since  Inception
                       1 Year   Inception       Date
----------------------------------------------------
Class II              14.49        9.56    9/14/99
----------------------------------------------------
Standard & Poor's
500 Index              -9.11        --          --
----------------------------------------------------

Fees and expenses
These are the fees and expenses, based on the portfolio's latest fiscal year, you may pay if you invest in the portfolio. These fees and expenses do not include any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher. You should consult your insurance company's separate account prospectus or disclosure document for more information.

Annual portfolio operating expenses
paid from the assets of the portfolio
as a percentage of average daily net assets      Class II
---------------------------------------------------------
  Management Fee                                 0.65%
---------------------------------------------------------
  Distribution and Service (12b-1) Fee           0.25%
---------------------------------------------------------
  Other Expenses                                 0.06%
---------------------------------------------------------
Total Annual Operating Expenses                  0.96%
---------------------------------------------------------

Example
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

---------------------------------------------------------
              Number of years you own your shares
                1         3         5          10
---------------------------------------------------------
Class II      $98      $306      $531      $1,178
---------------------------------------------------------

Other investment strategies and related risks
As discussed, the portfolio primarily invests in income producing equity securities of U.S. corporations to seek current income and long-term capital growth.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

More on principal investments

The portfolio may invest up to 25% of its total assets (at the time of purchase) in real estate investment trusts. Real estate investment trusts are pooled investment vehicles that invest primarily in real estate or real estate related loans. Investing in real estate investment trusts involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by real estate investment trusts in which it invests.

Investments other than U.S. equity securities

The portion of the portfolio's assets not invested in equity securities may be invested in debt securities of corporate and government issuers. Most of the debt securities the portfolio acquires are expected to be securities convertible into common stocks. Generally, the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 10% of its net assets (at the time of purchase) in below investment grade debt securities, including convertible debt securities. The portfolio invests in debt securities when Pioneer believes they are consistent with the portfolio's investment objective, to diversify the portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.



Management


Portfolio manager

Day-to-day management of the portfolio has been the responsibility of John A. Carey since the portfolio's inception. Mr. Carey and the research team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.


Mr. Carey is a senior vice president of Pioneer. He joined Pioneer in 1979 as an analyst.



Mr. Carey is supported by a team of portfolio managers and analysts who specialize in U.S. equity securities. This team provides research for the portfolio and other Pioneer mutual funds with similar investment objectives or styles. Mr. Carey and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.


Management fee

The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.65% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.


Distributions

The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income quarterly during March, June, September and December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

Financial highlights

The financial highlights table helps you understand the portfolio's financial performance since inception. Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that you would have earned on an investment in the portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report is included in the portfolio's annual report along with the portfolio's financial statements. The annual report is available upon request.




Pioneer Equity-Income VCT Portfolio
Class II shares



                                                                        For the year       September 14, 1999
                                                                           ended                through
                                                                     December 31, 2000     December 31, 1999
                                                                    -------------------   -------------------
Net asset value, beginning of period ............................         $20.82                $21.29
                                                                          -------               ------
Increase (decrease) from investment operations:
 Net investment income (loss) ...................................         $ 0.29                $ 0.08
 Net realized and unrealized gain (loss) on investments .........           2.45                 (0.43)
                                                                          -------               -------
 Net increase (decrease) from investment operations .............         $ 2.74                $(0.35)
Distributions to shareholders:
 Net investment income ..........................................          (0.45)                (0.12)
 Net realized gain ..............................................          (1.74)                   --
                                                                          -------               -------
  Net increase (decrease) in net asset value ....................         $ 5.55                $(0.47)
                                                                          -------               -------
 Net asset value, end of period .................................         $21.37                $20.82
                                                                          =======               =======
Total return* ...................................................          14.49%                (1.65%)
Ratios/Supplemental Data
Ratio of net expenses to average net assets .....................           0.96%                 0.96%**
Ratio of net investment income (loss) to average net assets                 1.99%                 1.90%*
Portfolio turnover rate .........................................             13%                   23%**
Net assets, end of period (in thousands) ........................         $8,456                $  178
Ratios assuming reduction for fees paid indirectly:
 Net expenses ...................................................           0.96%                 0.96%**
 Net investment income (loss) ...................................           1.99%                 1.90%**


--------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

** Annualized.

Common portfolio investment policies

Some policies of the portfolios are stated as a percentage of assets. These percentages are applied at the time of purchase of a security and subsequently may be exceeded because of changes in the value of a portfolio's investments. If a rating organization downgrades the quality rating assigned to one or more of the portfolio's investments, Pioneer will consider what actions, if any, are appropriate including selling the downgraded security or purchasing additional securities as soon as it is prudent to do so.



Temporary investments

Normally, each portfolio invests substantially all of its assets to meet its investment objective. Each portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, a portfolio may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the portfolio may not be able to achieve its investment objective. Each portfolio intends to adopt a defensive strategy only when Pioneer believes securities in which the portfolio normally invests have extraordinary risks due to political or economic factors.




Short-term trading

The portfolios usually do not trade for short-term profits. Each portfolio will sell an investment, however, even if it has only been held for a short time, if it no longer meets the portfolio's investment criteria. If a portfolio does a lot of trading, it may incur additional operating expenses, which would reduce performance.


Derivatives

Each portfolio may use futures, options, forward foreign currency exchange contracts (if applicable) and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The portfolios do not use derivatives as a primary investment technique and generally limit their use to hedging. However, each portfolio may use derivatives for a variety of non-principal purposes, including:



      - As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates
      - As a substitute for purchasing or selling securities
      - To increase the portfolio's return as a non-hedging strategy that may be considered speculative

Even a small investment in derivatives can have a significant impact on the portfolio's exposure to stock market values, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the portfolio's other investments, the portfolio may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.



Management

Pioneer, the portfolios' investment adviser, selects each portfolio's investments and oversees the portfolios' operations.

Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2000, assets under management were $103 billion worldwide, including over $21 billion in assets under management by Pioneer.



The investment adviser

Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

Distribution plan

The portfolios have adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, each portfolio pays to Pioneer Funds Distributor, Inc. a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Because these fees are an ongoing expense, over time they increase the cost of an investment and the shares may cost more than shares that are subject to other types of sales charges.

Distributions and taxes
You should read the prospectus for your insurance company's Variable Contract for a discussion of the tax status of a Variable Contract, including the tax consequences of withdrawals or other payments. You should keep all statements you receive from the insurance company or the portfolios to assist in your personal recordkeeping. Class II shares of the portfolios are held by life insurance company separate accounts that fund Variable Contracts or by certain qualified pension and retirement plans (Qualified Plans). Under the Internal Revenue Code, a portfolio's dividends and distributions to those accounts of net short-term capital gain in excess of net long-term capital loss are generally treated as ordinary income; distributions to those accounts of net long-term capital gain in excess of net short-term capital loss are generally treated as long-term capital gain. Dividends and capital gain distributions are treated as received by the insurance company rather than the owner of the qualified Variable Contract. Insurance companies should consult their own tax advisers regarding the tax treatment of dividends or capital gain distributions they receive from any portfolio.

Each portfolio is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year, as a regulated investment company under Subchapter M of the Code. Each portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, each portfolio will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition to the above, each portfolio also follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of Variable Contracts. More specific information on these diversification requirements is contained in the insurance company's separate account prospectus and in the portfolios' SAI.

Shareholder information

Net asset values
Each portfolio's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. Each portfolio calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

--------------------------
Share price

 The net asset value per share calculated on the day of a transaction.
--------------------------

Each portfolio generally values its portfolio securities based on market prices or quotations. When market prices are not available or are considered by Pioneer to be unreliable, the portfolio may use an asset's fair value. Fair value is determined in accordance with procedures approved by the portfolios' trustees. International securities markets may be open on days when the U.S. markets are closed. For this reason, the values of any international securities owned by a portfolio could change on a day when insurance companies or Qualified Plans cannot buy or sell shares of the portfolio.


Each portfolio's short-term investments are valued on the basis of amortized cost. This means of valuation assumes a steady rate of amortization of any premium and discount from the date of purchase until maturity.

Investments in shares of the portfolios



Each portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding Variable Contracts and to Qualified Plans. Shares of the portfolios are sold at net asset value. Variable Contracts may or may not allow you to allocate your investments in the Variable Contracts to all the portfolios described in this prospectus. Investments in each portfolio are expressed in terms of the full and fractional shares of the portfolio purchased. Investments in a portfolio are credited to an insurance company's separate account immediately upon acceptance of the investment by the portfolio. Investments will be processed at the next net asset value calculated after an order is received and accepted by a portfolio. The offering of shares of any portfolio may be suspended for a period of time and each portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Pioneer's opinion, they are of a size or frequency that would disrupt the management of a portfolio.



------------------------------
  Since you may not directly
  purchase shares of the
  portfolios, you should
  read the prospectus for
  your insurance
  company's Variable
  Contract to learn how to
  purchase a Variable
  Contract based on
  the portfolios.
------------------------------



The interests of Variable Contracts and Qualified Plans investing in the portfolios could conflict due to differences of tax treatment and other considerations. The portfolios currently do not foresee any disadvantages to investors arising out of the fact that each portfolio may offer its shares to insurance company separate accounts that serve as the investment mediums for their Variable Contracts or that each portfolio may offer its shares to Qualified Plans. Nevertheless, the portfolios' trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts or Qualified Plans might be required to withdraw their investments in one or more portfolios and shares of another portfolio may be substituted. This might force a portfolio to sell securities at disadvantageous prices. In addition, the trustees may refuse to sell shares of any portfolio to any separate account or Qualified Plan or may suspend or terminate the offering of shares of any portfolio if such action is required by law or regulatory authority or is in the best interests of the shareholders of the portfolio.



Selling


Shares of a portfolio may be sold on any business day. Portfolio shares are sold at net asset value next determined after receipt by the portfolio of a redemption request in good order from the insurance company as described in the prospectus of the insurance company's Variable Contract. Sale proceeds will normally be forwarded by bank wire to the selling insurance company on the next business day after receipt of the sales instructions by a portfolio but in no event later than 7 days following receipt of instructions. Each portfolio may suspend transactions in shares or postpone payment dates when trading on the New York Stock Exchange is closed or restricted, when an emergency exists that makes it impracticable for the portfolio to sell or value its investments or with the permission of the Securities and Exchange Commission.

                                     Notes

Pioneer Variable Contracts Trust

Class II Shares


You can obtain more free information about the portfolios by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.



Shareowner reports

Annual and semiannual reports to shareowners provide information about the portfolios' investments. The annual report discusses market conditions and investment strategies that significantly affected each portfolio's performance during its last fiscal year.


Statement of additional information
The statement of additional information provides more detailed information about the portfolio. It is incorporated by reference into this prospectus.



You can also review each portfolio's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.



(Investment Company Act file no. 811-08786)







Pioneer Funds Distributor, Inc.
60 State Street
Boston, MA 02109


www.pioneerfunds.com



                                                                    1254-00-0401
                                              (C)Pioneer Funds Distributor, Inc.

Pioneer Growth Shares VCT Portfolio
A portfolio of Pioneer Variable Contracts Trust
Class II Shares Prospectus
May 1, 2001

Introduction

Pioneer Variable Contracts Trust is an open-end management investment company that currently consists of twenty distinct portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio. Class II shares of the Pioneer Growth Shares VCT Portfolio are offered through this prospectus. Shares of the portfolios are offered primarily to insurance companies to fund the benefits under variable annuity and variable life insurance contracts (Variable Contracts) issued by their companies. You may obtain certain tax benefits by purchasing a Variable Contract.


Each portfolio has its own distinct investment objective and policies. In striving to meet its objective, each portfolio will face the challenges of changing business, economic and market conditions. Each portfolio offers different levels of potential return and risks. These risks are discussed in the description of each portfolio.

No single portfolio constitutes a complete investment plan. Each portfolio's share price, yield and total return will fluctuate and an investment in a portfolio may be worth more or less than the original cost when shares are redeemed.

Each portfolio complies with various insurance regulations. Please read your insurance company's separate account prospectus for more specific information relating to insurance regulations and instructions on how to invest among the portfolios through a Variable Contract.


Portfolio


Strategic focus

Growth Shares invests in equity securities for appreciation of capital.

Contents

Basic information about the portfolio ........................................ 1


Common portfolio investment policies ......................................... 6

Management ................................................................... 6

Distributions and taxes ...................................................... 7

Shareholder information ...................................................... 7


An investment in a portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Neither the Securities and Exchange Commission nor any state securities agency has approved the portfolios' shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a crime.

Basic information about Pioneer Growth Shares VCT Portfolio

Investment objective

Appreciation of capital.

Principal investment strategies


The portfolio invests primarily in equity securities of U.S. companies. Equity securities include common stocks and other equity instruments, such as convertible debt, warrants, rights, interests in real estate investment trusts (REITs) and preferred stocks.


The portfolio uses a "growth" style of management and seeks to invest in companies with above average potential for earnings and revenue growth. To select growth stocks, Pioneer, the portfolio's investment adviser, employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include:

      o     Market leadership in a company's primary products and services

      o Companies expected to benefit from long-term trends in the economy and society

      o Issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry

      o A sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale


Pioneer generally sells a portfolio security when it believes that the issuer no longer offers the potential for above average earnings and revenue growth. Pioneer makes that determination based upon the same criteria it uses to select portfolio securities.


Principal risks of investing in the portfolio

Even though the portfolio seeks capital appreciation, you could lose money on your investment or not make as much as if you invested elsewhere if:

      o The stock market goes down (this risk may be greater in the short term)

      o     Growth stocks fall out of favor with investors

      o The portfolio's investments do not have the growth potential originally expected

Although the portfolio is diversified, its performance may be more closely tied to the market values of a smaller number of stocks, and the portfolio's performance could be more volatile than the performance of more diversified funds.

The portfolio's past performance

The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.

--------------------------------------------------------------------------------
Portfolio performance


The chart shows the performance of the portfolio's Class I shares for each full calendar year since the portfolio's inception on October 31, 1997. The chart does not reflect any fees and expenses with respect to a Variable Contract. Such fees and expenses will reduce your return. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expenses. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

The highest calendar quarterly return was 22.24% (9/30/98 to 12/31/98). The lowest calendar quarterly return was -11.77% (6/30/98 to 9/30/98).


Annual return Class I shares
(Year ended December 31)

[The following table was depicted as a bar chart in the printed material.]

1998      32.60

1999       7.93

2000      -7.88

--------------------------------------------------------------------------------


Comparison with the Standard & Poor's 500 Index

The table shows the average annual total returns of the portfolio's Class I shares over time and compares these returns to the returns of the Standard & Poor's 500 Index. This index is a widely recognized measure of the performance of 500 widely held common stocks. Unlike the portfolio, the index is not managed and does not incur expenses. The performance of Class II shares will be lower than the performance of Class I shares as explained above. The table assumes:


o     The sale of the shares at the end of the period

o     Reinvestment of all dividends and distributions


Average annual total return (%)
(for periods ended December 31, 2000)
--------------------------------------------------------------------------------
                                                            Since      Inception
                                           1 Year       Inception           Date
--------------------------------------------------------------------------------
Class I                                     -7.88            9.89       10/31/97
--------------------------------------------------------------------------------
S&P 500 Index                               -9.11           13.79             --
--------------------------------------------------------------------------------

Fees and expenses

These are the fees and expenses, based on the portfolio's latest fiscal year, you may pay if you invest in the portfolio. These fees and expenses do not include any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher. You should consult your insurance company's separate account prospectus or disclosure document for more information.

Annual portfolio operating expenses
paid from the assets of the portfolio
as a percentage of average daily net assets                             Class II
--------------------------------------------------------------------------------
  Management Fee                                                           0.70%
--------------------------------------------------------------------------------
  Distribution and Service (12b-1) Fee                                     0.25%
--------------------------------------------------------------------------------
  Other Expenses                                                           0.08%
--------------------------------------------------------------------------------
Total Operating Expenses                                                   1.03%
--------------------------------------------------------------------------------

Example

This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                        Number of years you own your shares
                                  ----------------------------------------------
                                     1             3             5            10
--------------------------------------------------------------------------------
Class II                          $105          $328          $569        $1,259
--------------------------------------------------------------------------------

Other investment strategies and related risks

As discussed, the portfolio invests primarily in equity securities of U.S. companies.


This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

More on principal investments


The portfolio may invest up to 25% of its total assets (at the time of purchase) in real estate investment trusts. Real estate investment trusts are pooled investment vehicles that invest primarily in real estate or real estate related loans. Investing in real estate investment trusts involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by real estate investment trusts in which it invests.

Investments other than U.S. equity securities
The portfolio may invest up to 25% of its total assets (at the time of purchase) in equity and debt securities of non-U.S. issuers. The portfolio will not invest more than 5% of its total assets (at the time of purchase) in the securities of emerging markets issuers. Investing in non-U.S. issuers may involve unique risks compared to investing in the securities of U.S. issuers. These risks may include:
      o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
      o Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's investments at times, in amounts and at prices it considers reasonable
      o Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
      o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
      o Economic, political and social developments may adversely affect the securities markets
      o Withholding and other non-U.S. taxes may decrease the portfolio's return

The portfolio may invest the balance of its assets in debt securities of U.S. corporate and government issuers. Generally, the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets (at the time of purchase) in lower quality debt securities including below investment grade convertible debt securities. The portfolio invests in debt securities when Pioneer believes they are consistent with the portfolio's investment objective, to diversify the portfolio or for greater liquidity.


Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Management

Portfolio manager

Since November 13, 2000, day-to-day management of the portfolio is the responsibility of a team of portfolio managers and analysts supervised by Theresa A. Hamacher, chief investment officer of Pioneer. This team provides research for the portfolio and other Pioneer mutual funds with similar objectives or styles. The team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Ms. Hamacher joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser. The analysts on the team are responsible for stock selection. Eric J. Weigel, a senior vice president of Pioneer, is responsible for monitoring the portfolio and implementing the team's decisions. Mr. Weigel joined Pioneer in 1998 and has been an investment professional since 1989. Prior to joining Pioneer, Mr. Weigel was head of global asset allocation and portfolio manager at Chancellor LGT Asset Management from 1994 to 1997.

Management fee

The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.70% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.

Distributions

The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

Financial highlights


The financial highlights table helps you understand the portfolio's financial performance since inception.

Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that you would have earned on an investment in the portfolio (assuming reinvestment of all dividends and distributions).

This information has been audited by Arthur Andersen LLP, whose report is included in the portfolio's annual report along with the portfolio's financial statements. The annual report is available upon request.

Pioneer Growth Shares VCT Portfolio(a)
Class II shares

                                                                                           May 1,
                                                                                        2000 through
                                                                                        December 31,
                                                                                            2000
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                       $21.68
                                                                                           ------
Increase (decrease) from investment operations:
      Net investment income (loss)                                                         $(0.03)
      Net realized and unrealized gain (loss) on investments                                (1.23)
                                                                                           ------
      Net increase (decrease) from investment operations                                   $(1.26)
Distributions to shareholders:
      Net realized gain                                                                     (1.92)
                                                                                           ------
Net increase (decrease) in net asset value                                                 $(3.18)
                                                                                           ------
Net asset value, end of period                                                             $18.50
                                                                                           ======
Total return*                                                                               (6.36)%
Ratios/Supplemental Data
Ratio of net expenses to average net assets+                                                 1.03%**
Ratio of net investment income (loss) to average net assets+                                (0.33)%**
Portfolio turnover rate                                                                        95%
Net assets, end of period (in thousands)                                                   $  203
Ratios assuming no waiver of management fees and assumption of expenses by Pioneer and no reduction for fees paid indirectly:
      Net expenses                                                                           1.03%**
      Net investment income (loss)                                                          (0.33)%**
----------------------------------------------------------------------------------------------------

(a)   Class II shares were first publicly offered on May 1, 2000.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**    Annualized.
+     Ratios assuming no reduction for fees paid indirectly.

Common portfolio investment policies


Some policies of the portfolios are stated as a percentage of assets. These percentages are applied at the time of purchase of a security and subsequently may be exceeded because of changes in the value of a portfolio's investments. If a rating organization downgrades the quality rating assigned to one or more of the portfolio's investments, Pioneer will consider what actions, if any, are appropriate including selling the downgraded security or purchasing additional securities as soon as it is prudent to do so.


Temporary investments


Normally, each portfolio invests substantially all of its assets to meet its investment objective. Each portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, a portfolio may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the portfolio may not be able to achieve its investment objective. Each portfolio intends to adopt a defensive strategy only when Pioneer believes securities in which the portfolio normally invests have extraordinary risks due to political or economic factors.


Short-term trading

The portfolios usually do not trade for short-term profits. Each portfolio will sell an investment, however, even if it has only been held for a short time, if it no longer meets the portfolio's investment criteria. If a portfolio does a lot of trading, it may incur additional operating expenses, which would reduce performance.

Derivatives


Each portfolio may use futures, options, forward foreign currency exchange contracts (if applicable) and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The portfolios do not use derivatives as a primary investment technique and generally limit their use to hedging. However, each portfolio may use derivatives for a variety of non-principal purposes, including:


      o As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates

      o     As a substitute for purchasing or selling securities

      o To increase the portfolio's return as a non-hedging strategy that may be considered speculative

Even a small investment in derivatives can have a significant impact on the portfolio's exposure to stock market values, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the portfolio's other investments, the portfolio may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

Management

Pioneer, the portfolios' investment adviser, selects each portfolio's investments and oversees the portfolios' operations.


Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2000, assets under management were $103 billion worldwide, including over $21 billion in assets under management by Pioneer.

The investment adviser

Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

Distribution plan


The portfolios have adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, each portfolio pays to Pioneer Funds Distributor, Inc. a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Because these fees are an ongoing expense, over time they increase the cost of an investment and the shares may cost more than shares that are subject to other types of sales charges.


Distributions and taxes

You should read the prospectus for your insurance company's Variable Contract for a discussion of the tax status of a Variable Contract, including the tax consequences of withdrawals or other payments. You should keep all statements you receive from the insurance company or the portfolios to assist in your personal recordkeeping. Class II shares of the portfolios are held by life insurance company separate accounts that fund Variable Contracts or by certain qualified pension and retirement plans (Qualified Plans). Under the Internal Revenue Code, a portfolio's dividends and distributions to those accounts of net short-term capital gain in excess of net long-term capital loss are generally treated as ordinary income; distributions to those accounts of net long-term capital gain in excess of net short-term capital loss are generally treated as long-term capital gain. Dividends and capital gain distributions are treated as received by the insurance company rather than the owner of the qualified Variable Contract. Insurance companies should consult their own tax advisers regarding the tax treatment of dividends or capital gain distributions they receive from any portfolio.

Each portfolio is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year, as a regulated investment company under Subchapter M of the Code. Each portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, each portfolio will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition to the above, each portfolio also follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of Variable Contracts. More specific information on these diversification requirements is contained in the insurance company's separate account prospectus and in the portfolios' SAI.

Shareholder information

Net asset values

Each portfolio's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. Each portfolio calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

Each portfolio generally values its portfolio securities based on market prices or quotations. When market prices are not available or are considered by Pioneer to be unreliable, the portfolio may use an asset's fair value. Fair value is determined in accordance with procedures approved by the portfolios' trustees. International securities markets may be open on days when the U.S. markets are closed. For this reason, the values of any international securities owned by a portfolio could change on a day when insurance companies or Qualified Plans cannot buy or sell shares of the portfolio.


Each portfolio's short-term investments are valued on the basis of amortized cost. This means of valuation assumes a steady rate of amortization of any premium and discount from the date of purchase until maturity.


--------------------------------------------------------------------------------
Share price


The net asset value per share calculated on the day of a transaction.

--------------------------------------------------------------------------------

Investments in shares of the portfolios


Each portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding Variable Contracts and to Qualified Plans. Shares of the portfolios are sold at net asset value. Variable Contracts may or may not allow you to allocate your investments in the Variable Contracts to all the portfolios described in this prospectus. Investments in each portfolio are expressed in terms of the full and fractional shares of the portfolio purchased. Investments in a portfolio are credited to an insurance company's separate account immediately upon acceptance of the investment by the portfolio. Investments will be processed at the next net asset value calculated after an order is received and accepted by a portfolio. The offering of shares of any portfolio may be suspended for a period of time and each portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Pioneer's opinion, they are of a size or frequency that would disrupt the management of a portfolio.


--------------------------------------------------------------------------------
Since you may not directly purchase shares of the portfolios, you should read the prospectus for your insurance company's Variable Contract to learn how to purchase a Variable Contract based on the portfolios.
--------------------------------------------------------------------------------


The interests of Variable Contracts and Qualified Plans investing in the portfolios could conflict due to differences of tax treatment and other considerations. The portfolios currently do not foresee any disadvantages to investors arising out of the fact that each portfolio may offer its shares to insurance company separate accounts that serve as the investment mediums for their Variable Contracts or that each portfolio may offer its shares to Qualified Plans. Nevertheless, the portfolios' trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts or Qualified Plans might be required to withdraw their investments in one or more portfolios and shares of another portfolio may be substituted. This might force a portfolio to sell securities at disadvantageous prices. In addition, the trustees may refuse to sell shares of any portfolio to any separate account or Qualified Plan or may suspend or terminate the offering of shares of any portfolio if such action is required by law or regulatory authority or is in the best interests of the shareholders of the portfolio.


Selling


Shares of a portfolio may be sold on any business day. Portfolio shares are sold at net asset value next determined after receipt by the portfolio of a redemption request in good order from the insurance company as described in the prospectus of the insurance company's Variable Contract. Sale proceeds will normally be forwarded by bank wire to the selling insurance company on the next business day after receipt of the sales instructions by a portfolio but in no event later than 7 days following receipt of instructions. Each portfolio may suspend transactions in shares or postpone payment dates when trading on the New York Stock Exchange is closed or restricted, when an emergency exists that makes it impracticable for the portfolio to sell or value its investments or with the permission of the Securities and Exchange Commission.

                                     Notes

                                     Notes

Pioneer Variable Contracts Trust

Class II Shares

You can obtain more free information about the portfolios by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.

Shareowner reports

Annual and semiannual reports to shareowners provide information about the portfolios' investments. The annual report discusses market conditions and investment strategies that significantly affected each portfolio's performance during its last fiscal year.

Statement of additional information

The statement of additional information provides more detailed information about each portfolio. It is incorporated by reference into this prospectus.

You can also review each portfolio's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

(Investment Company Act file no. 811-08786)

Pioneer Funds Distributor, Inc.
60 State Street
Boston, MA 02109

www.pioneerfunds.com


                                                                    1257-00-0401
                                              (C)Pioneer Funds Distributor, Inc.

Pioneer Emerging Markets VCT Portfolio
A portfolio of Pioneer Variable Contracts Trust
Class II Shares Prospectus
May 1, 2001

Introduction


Pioneer Variable Contracts Trust is an open-end management investment company that currently consists of twenty distinct portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio. Class II shares of the Pioneer Emerging Markets VCT Portfolio are offered through this prospectus. Shares of the portfolios are offered primarily to insurance companies to fund the benefits under variable annuity and variable life insurance contracts (Variable Contracts) issued by their companies. You may obtain certain tax benefits by purchasing a Variable Contract.


Each portfolio has its own distinct investment objective and policies. In striving to meet its objective, each portfolio will face the challenges of changing business, economic and market conditions. Each portfolio offers different levels of potential return and risks. These risks are discussed in the description of each portfolio.

No single portfolio constitutes a complete investment plan. Each portfolio's share price, yield and total return will fluctuate and an investment in a portfolio may be worth more or less than the original cost when shares are redeemed.

Each portfolio complies with various insurance regulations. Please read your insurance company's separate account prospectus for more specific information relating to insurance regulations and instructions on how to invest among the portfolios through a Variable Contract.

Portfolio

Strategic focus

Emerging Markets invests in emerging market issuers for long-term growth of capital.

Contents

Basic information about the portfolio ........................................ 1


Common portfolio investment policies ......................................... 8

Management ................................................................... 8

Distributions and taxes ...................................................... 9

Shareholder information ...................................................... 9


An investment in a portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Neither the Securities and Exchange Commission nor any state securities agency has approved the portfolios' shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a crime.

Basic information about Pioneer Emerging Markets VCT Portfolio

Investment objective
Long-term growth of capital.

--------------------------------------------------------------------------------
[GRAPHIC]
Emerging market issuers

An emerging market issuer:
o     Is organized under the laws of an emerging market country;
o     Has a principal office in an emerging market country; or
o Derives at least 50% of its gross revenues or profits from goods or services produced in emerging markets or sales made in emerging markets.
--------------------------------------------------------------------------------

Principal investment strategies
The portfolio invests primarily in securities of emerging market issuers. Although the portfolio invests in both equity and debt securities, it normally emphasizes equity securities in its portfolio. Normally, the portfolio invests at least 65% of its total assets in the securities of emerging market corporate and government issuers.

The portfolio invests in at least six emerging markets. The portfolio considers any market that is not developed to be an emerging market. The portfolio does not allocate more than 25% of its total assets (at the time of purchase) to any one country but can invest more than 25% of its total assets in a particular region.


The portfolio's equity investments include common stocks, preferred stocks, depositary receipts, convertible debt securities, warrants, rights and other equity interests. The portfolio also may purchase forward foreign currency exchange contracts in connection with its investments.

Pioneer, the portfolio's investment adviser, uses a value approach to select the portfolio's investments. Using this investment style, Pioneer seeks securities selling at reasonable prices or substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for long-term revenue, earnings and cash flow growth. Pioneer employs qualitative analysis, quantitative techniques, due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. In addition to analyzing specific securities, Pioneer determines the relative attractiveness of investing in different emerging markets. In assessing the investment potential of each country, Pioneer considers economic growth prospects, monetary conditions, political risks, currency risk, capital flows and other factors.

Factors Pioneer looks for in selecting investments include:
      o Issuers in countries expected to have economic and market environments that will be positive
      o Favorable expected returns relative to perceived risk
      o Companies expected to benefit from long-term trends in the economy
      o Low market valuations relative to expected earnings, assets, cash flow and revenues

      o Turnaround potential for companies that have been through difficult periods
      o Management with demonstrated ability and commitment to the company
      o Issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry

Principal risks of investing in the portfolio
An investment in the portfolio involves a substantial degree of risk. Even though the portfolio seeks long-term capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:
      o Stock markets of emerging market countries go down or perform poorly relative to other stock markets (this risk may be greater in the short term)
      o Securities of emerging market issuers or value stocks fall out of favor with investors
      o The portfolio's assets remain undervalued or do not have the potential value originally expected

Investing in emerging market issuers involves unique risks compared to investing in securities of issuers in the U.S. and other developed countries. These risks are more pronounced to the extent the portfolio invests in issuers in the lesser developed emerging markets or in one region. These risks may include:
      o Less information about emerging market issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices

      o Many emerging markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's investments at times, in amounts and at prices it considers reasonable

      o Adverse effect of currency exchange rates or controls on the value of the portfolio's investments

      o The economies of emerging market countries may grow at slower rates than expected or may experience a downturn or recession

      o Economic, political and social developments may adversely affect the securities markets


      o Emerging market countries may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation

      o The portfolio could experience a loss from settlement and custody practices in some emerging markets

      o Withholding and other non-U.S. taxes may decrease the portfolio's return

The portfolio's past performance

The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.

Portfolio performance


The chart shows the performance of the portfolio's Class I shares for each full calendar year since the portfolio's inception on October 30, 1998. The chart does not reflect any fees and expenses with respect to a Variable Contract. Such fees and expenses will reduce your return. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expenses. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

The highest calendar quarterly return was 52.07% (9/30/99 to 12/31/99). The lowest calendar quarterly return was -18.09% (3/31/00 to 6/30/00).


Annual return Class I shares
(Year ended December 31)

[The following table was depicted as a bar chart in the printed material.]

1999       78.74

2000      -34.20

--------------------------------------------------------------------------------


Comparison with the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index

The table shows the average annual total returns of the portfolio's Class I shares over time and compares these returns to the returns of the MSCI Emerging Markets Free Index. This index is a widely recognized measure of the performance of emerging market stocks. Unlike the portfolio, the index is not managed and does not incur expenses. The performance of Class II shares will be lower than the performance of Class I shares as explained above. The table assumes:


o     The sale of the shares at the end of the period

o     Reinvestment of all dividends and distributions


Average annual total return (%)
(for periods ended December 31, 2000)
--------------------------------------------------------------------------------
                                                           Since       Inception
                                           1 Year      Inception            Date
--------------------------------------------------------------------------------
Class I                                    -34.20          10.16        10/30/98
--------------------------------------------------------------------------------
MSCI Emerging
Markets Free
Index                                      -30.61          10.13              --
--------------------------------------------------------------------------------

Fees and expenses

These are the fees and expenses, based on the portfolio's latest fiscal year, you may pay if you invest in the portfolio. These fees and expenses do not include any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher. You should consult your insurance company's separate account prospectus or disclosure document for more information.

Annual portfolio operating expenses
paid from the assets of the portfolio
as a percentage of average daily net assets                             Class II
--------------------------------------------------------------------------------
  Management Fee                                                          1.15%
--------------------------------------------------------------------------------
  Distribution and Service (12b-1) Fee                                    0.25%
--------------------------------------------------------------------------------
  Other Expenses                                                          3.07%
--------------------------------------------------------------------------------
  Total Operating Expenses                                                4.47%
--------------------------------------------------------------------------------
  Fee Waiver and Expense Limitation(1)                                   (2.38)%
--------------------------------------------------------------------------------
Net Expenses(1)                                                           2.09%
--------------------------------------------------------------------------------

(1) The expenses in the table above reflect the expense limitation in effect through December 31, 2001 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.75% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.

Example

This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the portfolio's operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                  Number of years you own your shares
                       ---------------------------------------------------------
                                         1                  3
--------------------------------------------------------------------------------
Class II                               $137               $428
--------------------------------------------------------------------------------


Other investment strategies and related risks

As discussed, the portfolio invests primarily in securities of emerging market issuers to seek long-term growth of capital.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Investments other than equity securities of emerging market issuers

The portfolio may invest up to 35% of its total assets (at the time of purchase) in equity and debt securities of corporate or government issuers in any developed country (other than the U.S.) and short-term debt securities for cash management purposes. Short-term investments normally include high-quality commercial paper, certificates of deposit and other bank-related investments, U.S. and non-U.S. government obligations and repurchase agreements.

The portfolio may also invest in Brady bonds, which are restructured debt of governmental issuers of emerging market countries. The portfolio may invest in debt securities of any quality or maturity. The portfolio may not invest more than 10% of its net assets in debt securities rated below investment grade or in unrated securities of comparable quality. The portfolio invests in debt securities when Pioneer believes they are consistent with the portfolio's investment objective, to diversify the portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Portfolio turnover

The portfolio's annual portfolio turnover rate has exceeded 100%. A high portfolio turnover rate may result in high transaction costs that are borne by the portfolio and its shareholders. See "Financial highlights" for actual turnover rates.

Management

Portfolio manager

Day-to-day management of the portfolio is the responsibility of Mark Madden, a senior vice president of Pioneer. Mr. Madden and the research team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Madden joined Pioneer in 1990 as an equity analyst, has managed the portfolio since its inception and has been an investment professional since 1984.

Mr. Madden is supported by a team of portfolio managers and analysts who specialize in international equity securities. This team provides research for the portfolio and other Pioneer mutual funds with similar investment objectives or styles. Mr. Madden and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.

Management fee

The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 1.15% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.

Distributions

The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

Financial highlights

The financial highlights table helps you understand the portfolio's financial performance since inception.

Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate that you would have earned on an investment in the portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report is included in the portfolio's annual report along with the portfolio's financial statements. The annual report is available upon request.

Pioneer Emerging Markets VCT Portfolio(a)
Class II shares

                                                                                    May 1,
                                                                                 2000 through
                                                                                 December 31,
                                                                                     2000
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $18.02
                                                                                    ------

Increase (decrease) from investment operations:
      Net investment income (loss)                                                  $(0.02)
      Net realized and unrealized gain (loss) on investments and foreign
            currency transactions                                                    (5.59)
                                                                                    ------
      Net increase (decrease) from investment operations                            $(5.61)
Distributions to shareholders:
      Net realized gain                                                              (0.33)
                                                                                    ------
Net increase (decrease) in net asset value                                          $(5.94)
                                                                                    ------
Net asset value, end of period                                                      $12.08
                                                                                    ======
Total return*                                                                       (31.65)%
Ratios/Supplemental Data
Ratio of net expenses to average net assets+                                          2.11%**
Ratio of net investment income (loss) to average net assets+                         (0.73)%**
Portfolio turnover rate                                                                156%
Net assets, end of period (in thousands)                                            $5,819
Ratios assuming no waiver of management fees and assumption of expenses by Pioneer and no reduction for fees paid indirectly:
      Net expenses                                                                    4.47%**
      Net investment income (loss)                                                   (3.09)%**
Ratios assuming waiver of management fees and assumption of
      expenses by Pioneer and reduction for fees paid indirectly:
      Net expenses                                                                    2.09%**
      Net investment income (loss)                                                   (0.71)%**
---------------------------------------------------------------------------------------------

(a)   Class II shares were first publicly offered on May 1, 2000.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**    Annualized.
+     Ratios assuming no reduction for fees paid indirectly.

Common portfolio investment policies

Some policies of the portfolios are stated as a percentage of assets. These percentages are applied at the time of purchase of a security and subsequently may be exceeded because of changes in the value of a portfolio's investments. If a rating organization downgrades the quality rating assigned to one or more of the portfolio's investments, Pioneer will consider what actions, if any, are appropriate including selling the downgraded security or purchasing additional securities as soon as it is prudent to do so.

Temporary investments

Normally, each portfolio invests substantially all of its assets to meet its investment objective. Each portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, a portfolio may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the portfolio may not be able to achieve its investment objective. Each portfolio intends to adopt a defensive strategy only when Pioneer believes securities in which the portfolio normally invests have extraordinary risks due to political or economic factors.

Short-term trading

The portfolios usually do not trade for short-term profits. Each portfolio will sell an investment, however, even if it has only been held for a short time, if it no longer meets the portfolio's investment criteria. If a portfolio does a lot of trading, it may incur additional operating expenses, which would reduce performance.

Derivatives

Each portfolio may use futures, options, forward foreign currency exchange contracts (if applicable) and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The portfolios do not use derivatives as a primary investment technique and generally limit their use to hedging. However, each portfolio may use derivatives for a variety of non-principal purposes, including:

      o As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates

      o     As a substitute for purchasing or selling securities

      o To increase the portfolio's return as a non-hedging strategy that may be considered speculative

Even a small investment in derivatives can have a significant impact on the portfolio's exposure to stock market values, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the portfolio's other investments, the portfolio may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

Management

Pioneer, the portfolios' investment adviser, selects each portfolio's investments and oversees the portfolios' operations.

Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2000, assets under management were $103 billion worldwide, including over $21 billion in assets under management by Pioneer.

The investment adviser

U.S. Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

Distribution plan

The portfolios have adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, each portfolio pays to Pioneer Funds Distributor, Inc. a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Because these fees are an ongoing expense, over time they increase the cost of an investment and the shares may cost more than shares that are subject to other types of sales charges.

Distributions and taxes

You should read the prospectus for your insurance company's Variable Contract for a discussion of the tax status of a Variable Contract, including the tax consequences of withdrawals or other payments. You should keep all statements you receive from the insurance company or the portfolios to assist in your personal recordkeeping. Class II shares of the portfolios are held by life insurance company separate accounts that fund Variable Contracts or by certain qualified pension and retirement plans (Qualified Plans). Under the Internal Revenue Code, a portfolio's dividends and distributions to those accounts of net short-term capital gain in excess of net long-term capital loss are generally treated as ordinary income; distributions to those accounts of net long-term capital gain in excess of net short-term capital loss are generally treated as long-term capital gain. Dividends and capital gain distributions are treated as received by the insurance company rather than the owner of the qualified Variable Contract. Insurance companies should consult their own tax advisers regarding the tax treatment of dividends or capital gain distributions they receive from any portfolio.

Each portfolio is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year, as a regulated investment company under Subchapter M of the Code. Each portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, each portfolio will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition to the above, each portfolio also follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of Variable Contracts. More specific information on these diversification requirements is contained in the insurance company's separate account prospectus and in the portfolios' SAI.

Shareholder information

Net asset values

Each portfolio's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. Each portfolio calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

Each portfolio generally values its portfolio securities based on market prices or quotations. When market prices are not available or are considered by Pioneer to be unreliable, the portfolio may use an asset's fair value. Fair value is determined in accordance with procedures approved by the portfolios' trustees. International securities markets may be open on days when the U.S. markets are closed. For this reason, the values of any international securities owned by a portfolio could change on a day when insurance companies or Qualified Plans cannot buy or sell shares of the portfolio.

Each portfolio's short-term investments are valued on the basis of amortized cost. This means of valuation assumes a steady rate of amortization of any premium and discount from the date of purchase until maturity.

--------------------------------------------------------------------------------
Share price


The net asset value per share calculated on the day of a transaction.

--------------------------------------------------------------------------------

Investments in shares of the portfolios

Each portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding Variable Contracts and to Qualified Plans. Shares of the portfolios are sold at net asset value. Variable Contracts may or may not allow you to allocate your investments in the Variable Contracts to all the portfolios described in this prospectus. Investments in each portfolio are expressed in terms of the full and fractional shares of the portfolio purchased. Investments in a portfolio are credited to an insurance company's separate account immediately upon acceptance of the investment by the portfolio. Investments will be processed at the next net asset value calculated after an order is received and accepted by a portfolio. The offering of shares of any portfolio may be suspended for a period of time and each portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Pioneer's opinion, they are of a size or frequency that would disrupt the management of a portfolio.

--------------------------------------------------------------------------------
Since you may not directly purchase shares of the portfolios, you should read the prospectus for your insurance company's Variable Contract to learn how to purchase a Variable Contract based on the portfolios.
--------------------------------------------------------------------------------

The interests of Variable Contracts and Qualified Plans investing in the portfolios could conflict due to differences of tax treatment and other considerations. The portfolios currently do not foresee any disadvantages to investors arising out of the fact that each portfolio may offer its shares to insurance company separate accounts that serve as the investment mediums for their Variable Contracts or that each portfolio may offer its shares to Qualified Plans. Nevertheless, the portfolios' trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts or Qualified Plans might be required to withdraw their investments in one or more portfolios and shares of another portfolio may be substituted. This might force a portfolio to sell securities at disadvantageous prices. In addition, the trustees may refuse to sell shares of any portfolio to any separate account or Qualified Plan or may suspend or terminate the offering of shares of any portfolio if such action is required by law or regulatory authority or is in the best interests of the shareholders of the portfolio.

Selling

Shares of a portfolio may be sold on any business day. Portfolio shares are sold at net asset value next determined after receipt by the portfolio of a redemption request in good order from the insurance company as described in the prospectus of the insurance company's Variable Contract. Sale proceeds will normally be forwarded by bank wire to the selling insurance company on the next business day after receipt of the sales instructions by a portfolio but in no event later than 7 days following receipt of instructions. Each portfolio may suspend transactions in shares or postpone payment dates when trading on the New York Stock Exchange is closed or restricted, when an emergency exists that makes it impracticable for the portfolio to sell or value its investments or with the permission of the Securities and Exchange Commission.

                                      Notes

                                      Notes

Pioneer Variable Contracts Trust

Class II Shares

You can obtain more free information about the portfolios by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.

Shareowner reports

Annual and semiannual reports to shareowners provide information about the portfolios' investments. The annual report discusses market conditions and investment strategies that significantly affected each portfolio's performance during its last fiscal year.

Statement of additional information

The statement of additional information provides more detailed information about each portfolio. It is incorporated by reference into this prospectus.

You can also review each portfolio's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

(Investment Company Act file no. 811-08786)

--------------------------------------------------------------------------------

Pioneer Funds Distributor, Inc.
60 State Street
Boston, MA 02109

www.pioneerfunds.com


                                                                    1255-00-0401
                                              (C)Pioneer Funds Distributor, Inc.

Pioneer Europe VCT Portfolio
A portfolio of Pioneer Variable Contracts Trust
Class II Shares Prospectus
May 1, 2001


Introduction


Pioneer Variable Contracts Trust is an open-end management investment company that currently consists of twenty distinct portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio. Class II shares of the Pioneer Europe VCT Portfolio are offered through this prospectus. Shares of the portfolios are offered primarily to insurance companies to fund the benefits under variable annuity and variable life insurance contracts (Variable Contracts) issued by their companies. You may obtain certain tax benefits by purchasing a Variable Contract.


Each portfolio has its own distinct investment objective and policies. In striving to meet its objective, each portfolio will face the challenges of changing business, economic and market conditions. Each portfolio offers different levels of potential return and risks. These risks are discussed in the description of each portfolio.

No single portfolio constitutes a complete investment plan. Each portfolio's share price, yield and total return will fluctuate and an investment in a portfolio may be worth more or less than the original cost when shares are redeemed.

Each portfolio complies with various insurance regulations. Please read your insurance company's separate account prospectus for more specific information relating to insurance regulations and instructions on how to invest among the portfolios through a Variable Contract.

Portfolio

Strategic focus

Europe invests in European issuers for long-term growth of capital.

Contents

Basic information about the portfolio ........................................ 1

Common portfolio investment policies ......................................... 6

Management ................................................................... 6

Distributions and taxes ...................................................... 7

Shareholder information ...................................................... 7

An investment in a portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Neither the Securities and Exchange Commission nor any state securities agency has approved the portfolios' shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a crime.

Basic information about Pioneer Europe VCT Portfolio

Investment objective
Long-term growth of capital.

--------------------------------------------------------------------------------
[GRAPHIC]
European issuers

A European issuer:
o     Is organized and has a principal business office in a European country;

o     Derives at least 50% of its total revenue from business transacted in
      Europe; or
o     Has equity securities that trade principally on a stock exchange in
      Europe.
--------------------------------------------------------------------------------
Principal investment strategies

The portfolio invests primarily in equity securities of European issuers. For purposes of the portfolio's investment policies, equity investments include common stocks and securities with common stock characteristics such as preferred stocks, rights, depositary receipts, warrants and debt securities convertible into common stock. Normally, the portfolio invests at least 80% of its total assets in equity securities of European issuers. The portfolio also may purchase forward foreign currency exchange contracts in connection with its investments.

The portfolio uses a "growth at a reasonable price" style of management. The portfolio seeks to invest in companies with above average potential for earnings and revenue growth that are also trading at attractive market valuations. To select stocks, Pioneer, the portfolio's investment adviser, employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. Pioneer relies on the knowledge, experience and judgment of its own staff who have access to a wide variety of research. Factors Pioneer looks for in selecting investments include:
      o     Favorable expected returns relative to perceived risk
      o Low market valuations relative to earnings forecast, book value, cash flow and sales
      o Issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry
      o     Increasing earnings forecast

Pioneer generally sells a portfolio security when Pioneer believes that the issuer no longer offers the potential for above average earnings and revenue growth. Pioneer makes that determination based upon the same criteria it uses to select portfolio securities.

Principal risks of investing in the portfolio
Even though the portfolio seeks long-term capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:
      o European stock markets go down or perform poorly relative to U.S. markets (this risk may be greater in the short term)
      o Securities of European issuers or growth stocks fall out of favor with investors
      o The portfolio's investments do not have the growth potential originally expected

Investing in developed European issuers involves unique risks compared to investing in securities of U.S. issuers. These risks may include:

      o Less information about some European issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
      o Many European markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's investments at times, in amounts and at prices it considers reasonable
      o Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
      o The economies of European countries may grow at slower rates than expected or may experience a downturn or recession
      o Economic Monetary Union (EMU) and the introduction of a single European currency may increase the volatility of European markets

The portfolio's past performance

The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.

Portfolio performance


The chart shows the performance of the portfolio's Class I shares for each full calendar year since the portfolio's inception on October 30, 1998. The chart does not reflect any fees and expenses with respect to a Variable Contract. Such fees and expenses will reduce your return. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expenses. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

The highest calendar quarterly return was 28.88% (9/30/99 to 12/31/99). The lowest calendar quarterly return was -12.00 (3/31/00 to 6/30/00).


Annual return Class I shares
(Year ended December 31)

[The following table was depicted as a bar chart in the printed material.]

1999       28.47

2000      -18.46

--------------------------------------------------------------------------------


Comparison with the Morgan Stanley Capital International (MSCI) Europe Index

The table shows the average annual total returns of the portfolio's Class I shares over time and compares these returns to the returns of the MSCI Europe Index. This index is a widely recognized capitalization-weighted index of stocks traded in 15 individual European countries. Unlike the portfolio, the index is not managed and does not incur expenses. The performance of Class II shares will be lower than the performance of Class I shares as explained above. The table assumes:


o     The sale of the shares at the end of the period

o     Reinvestment of all dividends and distributions


Average annual total return (%)
(for periods ended December 31, 2000)
--------------------------------------------------------------------------------
                                                              Since    Inception
                                                1 Year    Inception         Date
--------------------------------------------------------------------------------
Class I                                         -18.46         4.94     10/30/98
--------------------------------------------------------------------------------
MSCI Europe Index                                -8.39         7.39           --
--------------------------------------------------------------------------------

Fees and expenses

These are the fees and expenses, based on estimated expenses for the portfolio's current fiscal year, you may pay if you invest in the portfolio. These fees and expenses do not include any fees or sales charges imposed by a Variable Contract for which the portfolio is an investment option. If they were included, your costs would be higher. You should consult your insurance company's separate account prospectus or disclosure document for more information.

Annual portfolio operating expenses
paid from the assets of the portfolio
as a percentage of average daily net assets                             Class II
--------------------------------------------------------------------------------
  Management Fee                                                          1.00%
--------------------------------------------------------------------------------
  Distribution and Service (12b-1) Fee                                    0.25%
--------------------------------------------------------------------------------
  Other Expenses                                                          0.55%
--------------------------------------------------------------------------------
  Total Operating Expenses                                                1.80%
--------------------------------------------------------------------------------
  Fee Waiver and Expense Limitation(1)                                   (0.10)%
--------------------------------------------------------------------------------
Net Expenses(1)                                                           1.70%
--------------------------------------------------------------------------------

(1) The expenses in the table above reflect the expense limitation in effect through December 31, 2001 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.50% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.

Example

This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the portfolio's operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

                        Number of years you own your shares
--------------------------------------------------------------------------------
                                 1                3
--------------------------------------------------------------------------------
Class II                      $173             $557
--------------------------------------------------------------------------------


Other investment strategies and related risks

As discussed, the portfolio invests primarily in equity securities of European issuers to seek long-term capital growth.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

Investment in other European issuers

The portfolio invests primarily in issuers domiciled in developed European countries. However, the portfolio may invest up to 10% of its total assets (at the time of purchase) in securities of European issuers domiciled in Eastern European nations or emerging European markets.

The risks relating to investment in developed European issuers described above are more pronounced to the extent the portfolio invests in issuers in Eastern European nations or emerging European markets. Additional risks include:


      o Economic, political and social developments may adversely affect the securities markets


      o Withholding and other non-U.S. taxes may decrease the portfolio's return


Economic Monetary Union (EMU)

On January 1, 1999, 11 European countries adopted a single currency--the Euro. The conversion to the Euro is being phased in over a three-year period. During this time, valuation, systems and other operational problems may occur in connection with the portfolio's investments quoted in the Euro. For participating countries, EMU will mean sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions will remain in the hands of each participating country but will be subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate to maintain price stability within the Euro zone.


EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of European markets.

Investments other than in equity securities


The portfolio may invest up to 20% of its total assets (at the time of purchase) in debt securities of corporate and government issuers with less than 12 months to maturity. Generally the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets (at the time of purchase) in below investment grade convertible debt securities. The portfolio invests in debt securities when Pioneer believes that they are consistent with the portfolio's investment objective, to diversify the portfolio or for greater liquidity.


Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Management

Portfolio manager


Since December 1, 2000, day-to-day management of the portfolio is the responsibility of a team of portfolio managers and analysts supervised by Theresa A. Hamacher, chief investment officer of Pioneer. Ms. Hamacher joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser. This team provides research for the portfolio and other Pioneer mutual funds with similar objectives or styles. The team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Ms. Hamacher, assisted by Michael P. Bradshaw, is responsible for monitoring the portfolio and implementing the team's decisions. Mr. Bradshaw, a vice president of Pioneer, joined Pioneer in 1997 and has been an investment professional since 1994. Prior to joining Pioneer, Mr. Bradshaw was a research associate for CIBC Wood Gundy Securities, Inc. from 1995 to 1997.


Management fee


The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 1.00% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.


Distributions


The portfolio generally makes any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.


Financial highlights


Class II shares are a new class of shares; financial highlights are not currently available for Class II shares. Arthur Andersen LLP's report on the portfolio's audited financial statements as of December 31, 2000, for Class I shares appears in the portfolio's annual report which is incorporated by reference into the SAI. The annual report includes more information about the portfolio's performance and is available upon request.

Common portfolio investment policies


Some policies of the portfolios are stated as a percentage of assets. These percentages are applied at the time of purchase of a security and subsequently may be exceeded because of changes in the value of a portfolio's investments. If a rating organization downgrades the quality rating assigned to one or more of the portfolio's investments, Pioneer will consider what actions, if any, are appropriate including selling the downgraded security or purchasing additional securities as soon as it is prudent to do so.


Temporary investments


Normally, each portfolio invests substantially all of its assets to meet its investment objective. Each portfolio may invest the remainder of its assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, a portfolio may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the portfolio may not be able to achieve its investment objective. Each portfolio intends to adopt a defensive strategy only when Pioneer believes securities in which the portfolio normally invests have extraordinary risks due to political or economic factors.


Short-term trading

The portfolios usually do not trade for short-term profits. Each portfolio will sell an investment, however, even if it has only been held for a short time, if it no longer meets the portfolio's investment criteria. If a portfolio does a lot of trading, it may incur additional operating expenses, which would reduce performance.

Derivatives


Each portfolio may use futures, options, forward foreign currency exchange contracts (if applicable) and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The portfolios do not use derivatives as a primary investment technique and generally limit their use to hedging. However, each portfolio may use derivatives for a variety of non-principal purposes, including:


      o As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates

      o     As a substitute for purchasing or selling securities

      o To increase the portfolio's return as a non-hedging strategy that may be considered speculative

Even a small investment in derivatives can have a significant impact on the portfolio's exposure to stock market values, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the portfolio's other investments, the portfolio may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

Management

Pioneer, the portfolios' investment adviser, selects each portfolio's investments and oversees the portfolios' operations.


Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2000, assets under management were $103 billion worldwide, including over $21 billion in assets under management by Pioneer.

The investment adviser

Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

Distribution plan


The portfolios have adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, each portfolio pays to Pioneer Funds Distributor, Inc. a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Because these fees are an ongoing expense, over time they increase the cost of an investment and the shares may cost more than shares that are subject to other types of sales charges.


Distributions and taxes


You should read the prospectus for your insurance company's Variable Contract for a discussion of the tax status of a Variable Contract, including the tax consequences of withdrawals or other payments. You should keep all statements you receive from the insurance company or the portfolios to assist in your personal recordkeeping. Class II shares of the portfolios are held by life insurance company separate accounts that fund Variable Contracts or by certain qualified pension and retirement plans (Qualified Plans). Under the Internal Revenue Code, a portfolio's dividends and distributions to those accounts of net short-term capital gain in excess of net long-term capital loss are generally treated as ordinary income; distributions to those accounts of net long-term capital gain in excess of net short-term capital loss are generally treated as long-term capital gain. Dividends and capital gain distributions are treated as received by the insurance company rather than the owner of the qualified Variable Contract. Insurance companies should consult their own tax advisers regarding the tax treatment of dividends or capital gain distributions they receive from any portfolio.


Each portfolio is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year, as a regulated investment company under Subchapter M of the Code. Each portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, each portfolio will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition to the above, each portfolio also follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of Variable Contracts. More specific information on these diversification requirements is contained in the insurance company's separate account prospectus and in the portfolios' SAI.

Shareholder information

Net asset values

Each portfolio's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. Each portfolio calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

Each portfolio generally values its portfolio securities based on market prices or quotations. When market prices are not available or are considered by Pioneer to be unreliable, the portfolio may use an asset's fair value. Fair value is determined in accordance with procedures approved by the portfolios' trustees. International securities markets may be open on days when the U.S. markets are closed. For this reason, the values of any international securities owned by a portfolio could change on a day when insurance companies or Qualified Plans cannot buy or sell shares of the portfolio.

--------------------------------------------------------------------------------
Share price


The net asset value per share calculated on the day of a transaction.

--------------------------------------------------------------------------------


Each portfolio's short-term investments are valued on the basis of amortized cost. This means of valuation assumes a steady rate of amortization of any premium and discount from the date of purchase until maturity.

Investments in shares of the portfolios


Each portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding Variable Contracts and to Qualified Plans. Shares of the portfolios are sold at net asset value. Variable Contracts may or may not allow you to allocate your investments in the Variable Contracts to all the portfolios described in this prospectus. Investments in each portfolio are expressed in terms of the full and fractional shares of the portfolio purchased. Investments in a portfolio are credited to an insurance company's separate account immediately upon acceptance of the investment by the portfolio. Investments will be processed at the next net asset value calculated after an order is received and accepted by a portfolio. The offering of shares of any portfolio may be suspended for a period of time and each portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Pioneer's opinion, they are of a size or frequency that would disrupt the management of a portfolio.


--------------------------------------------------------------------------------
Since you may not directly purchase shares of the portfolios, you should read the prospectus for your insurance company's Variable Contract to learn how to purchase a Variable Contract based on the portfolios.
--------------------------------------------------------------------------------


The interests of Variable Contracts and Qualified Plans investing in the portfolios could conflict due to differences of tax treatment and other considerations. The portfolios currently do not foresee any disadvantages to investors arising out of the fact that each portfolio may offer its shares to insurance company separate accounts that serve as the investment mediums for their Variable Contracts or that each portfolio may offer its shares to Qualified Plans. Nevertheless, the portfolios' trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts or Qualified Plans might be required to withdraw their investments in one or more portfolios and shares of another portfolio may be substituted. This might force a portfolio to sell securities at disadvantageous prices. In addition, the trustees may refuse to sell shares of any portfolio to any separate account or Qualified Plan or may suspend or terminate the offering of shares of any portfolio if such action is required by law or regulatory authority or is in the best interests of the shareholders of the portfolio.


Selling


Shares of a portfolio may be sold on any business day. Portfolio shares are sold at net asset value next determined after receipt by the portfolio of a redemption request in good order from the insurance company as described in the prospectus of the insurance company's Variable Contract. Sale proceeds will normally be forwarded by bank wire to the selling insurance company on the next business day after receipt of the sales instructions by a portfolio but in no event later than 7 days following receipt of instructions. Each portfolio may suspend transactions in shares or postpone payment dates when trading on the New York Stock Exchange is closed or restricted, when an emergency exists that makes it impracticable for the portfolio to sell or value its investments or with the permission of the Securities and Exchange Commission.

                                      Notes

                                      Notes

Pioneer Variable Contracts Trust

Class II Shares


You can obtain more free information about the portfolios by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.


Shareowner reports

Annual and semiannual reports to shareowners provide information about the portfolios' investments. The annual report discusses market conditions and investment strategies that significantly affected each portfolio's performance during its last fiscal year.

Statement of additional information

The statement of additional information provides more detailed information about the portfolios. It is incorporated by reference into this prospectus.

You can also review each portfolio's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

(Investment Company Act file no. 811-08786)


Pioneer Funds Distributor, Inc.
60 State Street
Boston, MA 02109

www.pioneerfunds.com


                                                                    1256-00-0401
                                              (C)Pioneer Funds Distributor, Inc.

PIONEER VARIABLE CONTRACTS TRUST
CLASS II SHARES PROSPECTUS

MAY 1, 2001


INTRODUCTION

Pioneer Variable Contracts Trust is an open-end management investment company that currently consists of twenty distinct portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio. Class II shares of the Pioneer Europe Select VCT Portfolio, Pioneer Global Financials VCT Portfolio, Pioneer Global Health Care VCT Portfolio, Pioneer Global Telecoms VCT Portfolio, Pioneer International Growth VCT Portfolio, Pioneer Science & Technology VCT Portfolio, Pioneer Strategic Income VCT Portfolio and Pioneer Small Company VCT Portfolio are offered through this prospectus. Shares of the portfolios are offered primarily to insurance companies to fund the benefits under variable annuity and variable life insurance contracts (Variable Contracts) issued by their companies. You may obtain certain tax benefits by purchasing a Variable Contract.

Each portfolio has its own distinct investment objective and policies. In striving to meet its objective, each portfolio will face the challenges of changing business, economic and market conditions. Each portfolio offers different levels of potential return and risks. These risks are discussed in the description of each portfolio.

No single portfolio constitutes a complete investment plan. Each portfolio's share price, yield and total return will fluctuate and an investment in a portfolio may be worth more or less than the original cost when shares are redeemed.

Each portfolio complies with various insurance regulations. Please read your insurance company's separate account prospectus for more specific information relating to insurance regulations and instructions on how to invest among the portfolios through a Variable Contract.

CONTENTS
Basic information about the portfolios .........
Common portfolio investment policies ...........
Management .....................................
Distributions and taxes ........................
Shareholder information ........................

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES AGENCY HAS APPROVED THE PORTFOLIOS' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIME.

PORTFOLIOS

STRATEGIC FOCUS
BALANCED invests for capital growth and current income by actively managing investments in a diversified portfolio of common stocks and bonds.


EUROPE SELECT invests for capital growth through a portfolio of mid- to large-cap securities consisting primarily of equity securities of European issuers.

GLOBAL FINANCIALS invests for capital growth through a concentrated portfolio of securities consisting primarily of equity securities of financial services companies.

GLOBAL HEALTH CARE invests for capital growth through a concentrated portfolio of securities consisting primarily of equity securities of health care companies.

GLOBAL TELECOMS invests for capital growth through a concentrated portfolio of securities consisting primarily of equity securities of telecommunications companies.

INTERNATIONAL GROWTH invests primarily in non-U.S. equity securities for long-term growth of capital.

SCIENCE & TECHNOLOGY invests for capital growth in common stock and other equity securities of companies expected to benefit from the development, advancement or use of science or technology.


SMALL COMPANY invests for capital growth through a diversified portfolio consisting primarily of common stocks of small companies.

STRATEGIC INCOME invests in debt securities for a high level of current income.

An investment in a portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

BASIC INFORMATION ABOUT PIONEER BALANCED VCT PORTFOLIO



INVESTMENT OBJECTIVES
Capital growth and current income by actively managing investments in a diversified portfolio of equity securities and bonds.

PRINCIPAL INVESTMENT STRATEGIES
The portfolio's equity investments include common stocks, interests in real estate investment trusts (REITs), and securities with common stock characteristics, such as convertible bonds and preferred stocks. The portfolio's investments in debt securities include U.S. government securities, corporate debt securities, mortgage- and asset-backed securities and commercial paper. Debt securities in which the portfolio invests may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features.

The portfolio may use derivatives, particularly stock index futures, to seek to achieve its investment objective. A derivative is a security or instrument whose value is determined by reference to the value or change in value of one or more securities, currencies, indices or other financial instruments. For example, the portfolio may use stock index futures as a substitute for investing a portion of its assets directly in equity securities or to adjust the allocation of the portfolio's assets between equity and debt securities. The portfolio may also use derivatives as a hedge against adverse changes in stock market prices, interest rates or currency exchange rates, as a substitute for purchasing or selling securities or to increase the portfolio's return.

Pioneer, the portfolio's investment adviser, has engaged The Prudential Investment Corporation ("Prudential") to act as the portfolio's subadviser. The subadviser, under Pioneer's supervision, uses a quantitative investment approach that seeks to determine, based upon certain objective economic and market factors, an expected rate of return on the equity and fixed income markets and to allocate the portfolio's investments according to that projected outlook. In selecting equity securities for the portfolio, the subadviser uses quantitative analysis to structure a portfolio it believes has the potential to exceed the return of the Standard & Poor's 500 Index, but which it believes has risk characteristics similar to the index. In selecting debt securities for the portfolio, the subadviser uses a similar quantitative approach benchmarked to the Lehman Brothers Aggregate Bond Index. Quantitative analysis entails the use of econometric and mathematical models to analyze a wide variety of economic, market and company specific factors to predict a security's potential return.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Even though the portfolio seeks capital growth and current income, you could lose money on your investment or not make as much as if you invested elsewhere if:
|X| The stock market goes down (this risk may be greater in the short term) |X| The portfolio's equity investments do not have the growth potential originally expected
|X| Stocks selected for income do not achieve the same return as securities selected for capital growth

The portfolio also has risks associated with investing in bonds. The portfolio could underperform other investments if:
|X| Interest rates go up causing the value of the portfolio's investments to decline
|X| The issuer of a debt security owned by the portfolio defaults on its
    obligation to pay principal or interest or has its credit rating downgraded |X| During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This is known as call or prepayment risk
|X| During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk.
|X| The subadviser's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect

The portfolio's use of futures and other derivatives carries risks. Even a small investment in derivatives can have a significant impact on the portfolio's exposure to stock market values, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the portfolio's other investments, the portfolio may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value. The use of futures and other derivatives for non-hedging purposes may be considered speculative.

[text box]
ASSET ALLOCATION

The subadviser allocates the portfolio's assets between equity and debt securities using quantitative analysis and techniques. Normally, equity securities represent 45% to 75% of the portfolio's assets.
[end text box]

THE PORTFOLIO'S PAST PERFORMANCE
The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance varies from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may make or lose money on your investment. The portfolio retained Prudential as its subadviser effective May 1, 2001. Prior to that time, Pioneer managed the portfolio's investments directly.
-----------------------------------------------------------------------
PORTFOLIO PERFORMANCE
The chart shows the performance of the portfolio's Class I shares for each full calendar year since the portfolio's inception on March 1, 1995. The chart does not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return. Although Class II shares invest in the same portfolio investments as Class I shares, Class II shares would have the same investment results except for the difference in class expenses. Class II shares are subject to a 0.25% distribution fee, which Class I shares do not pay. Consequently, the performance of Class II shares will be lower.

THE HIGHEST CALENDAR QUARTERLY RETURN WAS 10.05% (3/31/97 TO 6/30/97). THE LOWEST CALENDAR QUARTERLY RETURN WAS -6.32% (6/30/98 TO 9/30/98).

ANNUAL RETURN CLASS I SHARES
(Year ended December 31)

'96          14.26
'97          17.62
'98           2.64
'99           2.53
'00           5.45
-----------------------------------------------------------------------
COMPARISON WITH THE STANDARD & POOR'S 500 INDEX, THE LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX AND THE LEHMAN BROTHERS AGGREGATE BOND INDEX The table shows the average annual total returns of the portfolio's Class I shares over time and compares these returns to the returns of the Standard & Poor's 500 Index, the Lehman Brothers Government/Credit Bond Index and the Lehman Brothers Aggregate Bond Index. The Standard & Poor's 500 Index is a widely recognized measure of the performance of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lehman Brothers Government/Credit Bond Index is a composite index of the U.S. bond market. The Lehman Brothers Aggregate Bond Index is a widely recognized market value-weighted index composed of the Lehman Brothers Government/Credit, Mortgage-Backed, Asset-Backed and Commercial Mortgage-Based Securities indices. Pioneer believes that the Lehman Brothers Aggregate Bond Index is more representative of the issues in the portfolio than the Lehman Brothers Government/Credit Bond Index and will not provide the Government/Credit Bond Index in the future. Unlike the portfolio, the indices are not managed and do not incur expenses. The performance of Class II shares will be lower than the performance of Class I shares as explained above. The table assumes:
|X| The sale of the shares at the end of the period
|X| Reinvestment of all dividends and distributions

AVERAGE ANNUAL TOTAL RETURN (%)
(for periods ended December 31, 2000)
---------------------------------------------------------------------
                                                 SINCE      INCEPTION
                    1 YEAR      5 YEARS      INCEPTION           DATE
---------------------------------------------------------------------
Class I               5.45         8.32          10.61         3/1/95
---------------------------------------------------------------------
S&P 500 Index        -9.11        18.28          20.32             --
---------------------------------------------------------------------
LB Govt/Credit
Bond Index           11.85         6.24           7.76             --
---------------------------------------------------------------------
LB Aggregate
Bond Index           11.63         6.46           7.82             --
---------------------------------------------------------------------


FEES AND EXPENSES
These are the fees and expenses, based on estimated expenses for the portfolio's current fiscal year, you may pay if you invest in the portfolio. THESE FEES AND EXPENSES DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY A VARIABLE CONTRACT FOR WHICH THE PORTFOLIO IS AN INVESTMENT OPTION. IF THEY WERE INCLUDED, YOUR COSTS WOULD BE HIGHER. You should consult your insurance company's separate account prospectus or disclosure document for more information.

ANNUAL PORTFOLIO OPERATING EXPENSES
paid from the assets of the portfolio
as a percentage of average daily net assets   CLASS II
------------------------------------------------------

   Management Fee                                0.65%

   Distribution and Service (12b-1) Fee          0.25%

   Other Expenses                                0.17%

Total Operating Expenses                         1.07%
------------------------------------------------------

EXAMPLE
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

          NUMBER OF YEARS YOU OWN YOUR SHARES
          -----------------------------------
                1        3        5        10
---------------------------------------------
Class II     $109     $340     $590    $1,306
---------------------------------------------

OTHER INVESTMENT POLICIES AND RELATED RISKS
As discussed, the portfolio primarily invests in equity securities and bonds to seek capital growth and current income.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

MORE ON PRINCIPAL INVESTMENTS
The portfolio may invest up to 25% of its total assets (at the time of purchase) in real estate investment trusts. Real estate investment trusts are pooled investment vehicles that invest primarily in real estate or real estate related loans. Investing in real estate investment trusts involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by real estate investment trusts in which it invests.

The portfolio may invest in U.S. government securities. U.S. government securities include obligations: directly issued by or supported by the full faith and credit of the U.S. government, like Treasury bills, notes and bonds and Government National Mortgage Association certificates; supported by the right of the issuer to borrow from the U.S. Treasury, like those of the Federal Home Loan Banks; supported by the discretionary authority of the U.S. government to purchase the agency's securities, like those of the Federal National Mortgage Association; or supported only by the credit of the issuer itself, like the Tennessee Valley Authority.

The portfolio may invest in mortgage-backed and asset-backed securities. Mortgage-related securities may be issued by private companies or by agencies of the U.S. government and represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgage or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only mortgage backed securities generally increase in value if interest rates decline, but are also subject to the risk of prepayment. Interest only instruments generally increase in value in a rising interest rate environment when fewer of the underlying mortgages are prepaid.

For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

If a rating organization downgrades the quality rating assigned to one or more of the portfolio's investments, the subadviser will consider what actions, if any, are appropriate including selling the downgraded security or purchasing additional investment grade securities as soon as it is prudent to do so.

INVESTMENTS IN LOWER RATED DEBT SECURITIES
Up to 10% of the portfolio's net assets (at the time of purchase) may be invested in debt securities rated below investment grade. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by the subadviser. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

INVESTMENTS OTHER THAN U.S. EQUITY SECURITIES
The portfolio may invest up to 25% of its total assets (at the time of purchase) in securities of non-U.S. issuers. The portfolio will not invest more than 5% of its total assets (at the time of purchase) in the securities of emerging markets issuers. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks include:
|X| Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
|X| Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, the subadviser may not be able to sell the portfolio's investments at times, in amounts and at prices it considers reasonable
|X| Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
|X| The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
|X| Economic, political and social developments may adversely affect the securities markets
|X| Withholding and other non-U.S. taxes may decrease the portfolio's return

MANAGEMENT

INVESTMENT ADVISER
Pioneer, the portfolio's investment adviser, oversees the portfolio's operations and supervises Prudential, the portfolio's subadviser, who is responsible for the day-to-day management of the portfolio.

INVESTMENT SUBADVISER
Prudential, the portfolio's subadviser, is a wholly owned subsidiary of The Prudential Insurance Company of America and has served as an investment adviser to investment companies since 1984. As of December 31, 2000, Prudential's assets under management were over $300 billion. Prudential's main office is at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102.

PORTFOLIO MANAGER
Since May 1, 2001, day-to-day management of the portfolio is the responsibility of co-managers James Scott and Mark Stumpp. Mr. Scott is a Senior Managing Director of Prudential Quantitative Management, a unit of Prudential Investments, and has managed balanced and equity portfolios for Prudential's pension plans and several institutional clients since 1987. Mr. Stumpp is a Senior Managing Director of Prudential Investments and has managed investment portfolios since 1995.

MANAGEMENT FEE
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.65% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly. Pioneer, and not the portfolio, pays a portion of the fee it receives from the portfolio to Prudential as compensation for Prudential's subadvisory services to the portfolio.

DISTRIBUTIONS
The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income quarterly during March, June, September and December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

FINANCIAL HIGHLIGHTS
Class II shares are a new class of shares; financial highlights are not currently available for Class II shares. Arthur Andersen LLP's report on the portfolio's audited financial statements as of December 31, 2000, for Class I shares appears in the portfolio's annual report which is incorporated by reference into the SAI. The annual report includes more information about the portfolio's performance and is available upon request.

BASIC INFORMATION ABOUT PIONEER EUROPE SELECT VCT PORTFOLIO


INVESTMENT OBJECTIVE
Capital growth.

PRINCIPAL INVESTMENT STRATEGIES
Normally, the portfolio invests at least 80% of its total assets in the equity securities of European issuers. The portfolio's principal focus will be on European companies that exhibit strong growth characteristics and are considered to be leaders in their sector or industry. The portfolio generally focuses on mid- and large-capitalization European companies. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights and preferred stocks. The portfolio also may purchase forward foreign currency exchange contracts in connection with its investments.

The portfolio uses a "growth" style of management and seeks to invest in companies with above average potential for earnings and revenue growth. To select growth stocks, Pioneer, the portfolio's investment adviser, employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers and economic sector analysis, not on market-timing strategies. Factors Pioneer looks for in selecting investments include:
|X| Market leadership in a company's primary products or services
|X| Issuer has strong growth characteristics relative to its competitors
|X| Favorable expected returns relative to perceived risk

Pioneer generally sells a portfolio security when Pioneer believes that the issuer no longer offers the potential for above average earnings and revenue growth. Pioneer makes that determination based upon the same criteria it uses to select portfolio securities.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Even though the portfolio seeks capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:
|X| European stock markets go down or perform poorly relative to U.S. markets
    (this risk may be greater in the short term)
|X| Securities of European issuers or growth stocks fall out of favor with investors
|X| Mid- to large-capitalization stocks fall out of favor with investors
|X| The portfolio's investments do not have the growth potential originally expected

Investing in developed European issuers involves unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the portfolio invests a significant portion of its investments in one European region. These risks may include:
|X| Less information about some European issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
|X| Many European markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's investments at times, in amounts and at prices it considers reasonable
|X| Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
|X| The economies of European countries may grow at slower rates than expected or may experience a downturn or recession
|X| Economic Monetary Union (EMU) and the single European currency may increase the volatility of European markets

The portfolio is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified portfolio. Being non-diversified may magnify the portfolio's losses from adverse events affecting a particular issuer.

[text box]
EUROPEAN ISSUERS
A European issuer:
|X| Is organized and has a principal business office in a European country; |X| Derives at least 50% of its total revenue from business transacted in Europe; or |X| Has equity securities that trade principally on a stock exchange in Europe. [end text box]

THE PORTFOLIO'S PAST PERFORMANCE
Since the portfolio is newly organized, it does not disclose any performance information. The portfolio's performance will vary from year to year. Past performance does not necessarily indicate how a portfolio will perform in the future. As a shareowner, you may lose or make money on your investment.

FEES AND EXPENSES
These are the fees and expenses, based on estimated expenses for the portfolio's current fiscal year, you may pay if you invest in the portfolio. THESE FEES AND EXPENSES DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY A VARIABLE CONTRACT FOR WHICH THE PORTFOLIO IS AN INVESTMENT OPTION. IF THEY WERE INCLUDED, YOUR COSTS WOULD BE HIGHER. You should consult your insurance company's separate account prospectus or disclosure document for more information.

ANNUAL PORTFOLIO OPERATING EXPENSES
paid from the assets of the portfolio
as a percentage of average daily net assets   CLASS II
------------------------------------------------------

   Management Fee                                1.00%
   Distribution and Service (12b-1) Fee          0.25%
   Other Expenses                                1.52%
   Total Operating Expenses                      2.77%

   Fee Waiver and Expense Limitation(1)         (1.02)%
Net Expenses(1)                                  1.75%
------------------------------------------------------

(1) The expenses in the table above reflect the expense limitation in effect through December 31, 2001 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.50% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. Pioneer may subsequently recover reimbursed expenses from the portfolio if the portfolio's expense ratio is less than the expense limitation.

EXAMPLE
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the portfolio's operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

          NUMBER OF YEARS YOU OWN YOUR SHARES
          -----------------------------------
                                   1        3
---------------------------------------------
Class II                        $178     $763
---------------------------------------------

OTHER INVESTMENT STRATEGIES AND RELATED RISKS
As discussed, the portfolio invests primarily in equity securities of European issuers.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

INVESTMENT IN DEVELOPING EUROPEAN ISSUERS
The portfolio invests primarily in securities of issuers domiciled in developed European countries. However, the portfolio may invest up to 20% of its total assets (at the time of purchase) in securities of European issuers domiciled in Eastern European nations or emerging European markets.

The risks relating to investment in securities of developed European issuers described above are more pronounced to the extent the portfolio invests in securities of issuers in Eastern European nations or emerging European markets. Additional risks include:
|X| Economic, political and social developments may adversely affect the securities markets
|X| Withholding and other foreign taxes may decrease the portfolio's return

ECONOMIC MONETARY UNION (EMU)
On January 1, 1999, 11 European countries adopted a single currency - the Euro. The conversion to the Euro is being phased in over a three-year period. During this time, valuation, systems and other operational problems may occur in connection with the portfolio's investments quoted in the Euro. For participating countries, EMU will mean sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions will remain in the hands of each participating country but will be subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate to maintain price stability within the Euro zone.

EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of European markets.

INVESTMENTS OTHER THAN EQUITY SECURITIES
The portfolio may invest up to 20% of its total assets (at the time of purchase) in debt securities of U.S. or non-U.S. corporate and government issuers. Generally the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets (at the time of purchase) in below investment grade debt securities. Although investing in debt securities is not a principal investment strategy of the portfolio, the portfolio invests in debt securities when Pioneer believes they are consistent with the portfolio's investment objective or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

MANAGEMENT

PORTFOLIO MANAGER
Day-to-day management of the portfolio is the responsibility of a team of portfolio managers and analysts supervised by Theresa A. Hamacher, chief investment officer of Pioneer. Ms. Hamacher joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser. This team provides research for the portfolio and other Pioneer mutual funds with similar objectives or styles. The team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Ms. Hamacher, assisted by Michael P. Bradshaw, is responsible for monitoring the portfolio and implementing the team's decisions. Mr. Bradshaw, a vice president of Pioneer, joined Pioneer in 1997 and has been an investment professional since 1994. Prior to joining Pioneer, Mr. Bradshaw was a research associate for CIBC Wood Gundy Securities, Inc. from 1995 to 1997.

MANAGEMENT FEE
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 1.00% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.

DISTRIBUTIONS
The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

BASIC INFORMATION ABOUT PIONEER GLOBAL FINANCIALS VCT PORTFOLIO


INVESTMENT OBJECTIVE
Capital growth.

PRINCIPAL INVESTMENT STRATEGIES
Normally, the portfolio invests at least 65% of its total assets in equity securities of U.S. and non-U.S. financial services companies. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights and preferred stocks. The portfolio also may purchase forward foreign currency exchange contracts in connection with its investments.

The portfolio's holdings are likely to include the securities of issuers such as banks, insurance companies, real estate-related firms, finance companies, investment advisory companies, investment banking and brokerage firms, financial holding companies and other financial service providers.

The portfolio allocates its assets among securities of U.S. and non-U.S. issuers. The portfolio may invest in securities of issuers located in developing and emerging economies. At least 65% of the portfolio's assets (at time of purchase) are allocated among securities of issuers located in at least three countries, one of which may be the United States.

The portfolio may invest in companies without regard to their market capitalization, including large-capitalization companies with established track records and in less established mid- or small-capitalization companies.

The portfolio uses a "growth" style of management and seeks to invest in companies with above average potential for earnings and revenue growth. To select growth stocks, Pioneer, the portfolio's investment adviser, employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers and economic sector analysis, not on market-timing strategies. Factors Pioneer looks for in selecting investments include:
|X| A sustainable competitive advantage such as a brand name, customer base or economies of scale
|X| Issuer has strong fundamentals relative to its competitors, such as increasing or sustainable demand for its financial services or products
|X| Favorable expected returns relative to perceived risk

Pioneer generally sells a portfolio security when Pioneer believes that the issuer no longer offers the potential for above average earnings and revenue growth. Pioneer makes that determination based upon the same criteria it uses to select portfolio securities.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Even though the portfolio seeks capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:
|X| The stock market goes down (this risk may be greater in the short term) |X| Growth stocks fall out of favor with investors
|X| The portfolio's investments do not have the growth potential originally expected

By investing primarily in the securities of financial services issuers, the portfolio has the risks associated with concentrating its investments in the industries that comprise the financial services sector. Issuers in which the portfolio invests are likely to:
|X| Be subject to extensive and changing government regulation which may adversely affect their revenues and earnings and the businesses in which they engage
|X| Experience intense competition for market share and global consolidation, which can adversely affect profitability, as traditional distinctions between financial services and markets are eliminated
|X| Be extremely sensitive to changes in interest rates. The profitability of these issuers is heavily dependent upon the cost of raising capital. Volatile or sharply rising interest rates can significantly increase their cost of capital and reduce profitability
|X| Be dependent upon the financial condition of borrowers. Adverse economic conditions may increase the likelihood of default by borrowers

Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the portfolio invests a significant portion of its non-U.S. investments in one region. These risks may include:
|X| Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
|X| Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's investments at times, in amounts and at prices it considers reasonable
|X| Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
|X| The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
|X| Economic, political and social developments may adversely affect the securities markets
|X| Withholding and other non-U.S. taxes may decrease the portfolio's return

To the extent that the portfolio invests in small- and mid-size companies, it will also have the risks associated with investing in these companies. Compared to large companies, smaller companies, and the market for their equity securities, are likely to:
|X| Be more sensitive to changes in the economy, earnings results and investor expectations
|X| Have more limited product lines and capital resources
|X| Experience sharper swings in market values
|X| Be harder to sell at the times and prices Pioneer thinks appropriate

[text box]
FINANCIAL SERVICES COMPANIES
Financial services companies are companies that derive at least 50% of their revenues from providing services such as banking, finance, insurance, investment advisory, investment banking, brokerage, real estate related or other financial services.
[end text box]

THE PORTFOLIO'S PAST PERFORMANCE
Since the portfolio is newly organized, it does not disclose any performance information. The portfolio's performance will vary from year to year. Past performance does not necessarily indicate how a portfolio will perform in the future. As a shareowner, you may lose or make money on your investment.


FEES AND EXPENSES
These are the fees and expenses, based on estimated expenses for the portfolio's current fiscal year, you may pay if you invest in the portfolio. THESE FEES AND EXPENSES DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY A VARIABLE CONTRACT FOR WHICH THE PORTFOLIO IS AN INVESTMENT OPTION. IF THEY WERE INCLUDED, YOUR COSTS WOULD BE HIGHER. You should consult your insurance company's separate account prospectus or disclosure document for more information.

ANNUAL PORTFOLIO OPERATING EXPENSES
paid from the assets of the portfolio
as a percentage of average daily net assets   CLASS II
------------------------------------------------------
   Management Fee                                0.75%
   Distribution and Service (12b-1) Fee          0.25%
   Other Expenses                                1.52%
   Total Operating Expenses                      2.52%

   Fee Waiver and Expense Limitation(1)         (1.02)%
Net Expenses(1)                                  1.50%
------------------------------------------------------

(1) The expenses in the table above reflect the expense limitation in effect through December 31, 2001 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. Pioneer may subsequently recover reimbursed expenses from the portfolio if the portfolio's expense ratio is less than the expense limitation.

EXAMPLE
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the portfolio's operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

          NUMBER OF YEARS YOU OWN YOUR SHARES
          -----------------------------------
                                   1        3
---------------------------------------------
Class II                        $153     $687
---------------------------------------------

OTHER INVESTMENT STRATEGIES AND RELATED RISKS
As discussed, the portfolio invests primarily in equity securities of financial services companies.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

INVESTMENTS OTHER THAN EQUITY SECURITIES OF FINANCIAL SERVICES COMPANIES
The portfolio may invest up to 35% of its total assets (at the time of purchase) in the equity securities of companies, other than financial services companies, expected to benefit from the design, development or sale of products or services used for or in connection with financial services.

The portfolio may invest up to 35% of its total assets (at the time of purchase) in debt securities of U.S. or non-U.S. corporate and government issuers. Generally the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets (at the time of purchase) in below investment grade debt securities. Although investing in debt securities is not a principal investment strategy of the portfolio, the portfolio invests in debt securities when Pioneer believes they are consistent with the portfolio's investment objective, to diversify the portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

MANAGEMENT

PORTFOLIO MANAGER
Day-to-day management of the portfolio is the responsibility of a team of portfolio managers and analysts supervised by Theresa A. Hamacher, chief investment officer of Pioneer. Ms. Hamacher joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser. This team provides research for the portfolio and other Pioneer mutual funds with similar objectives or styles. The team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Pavlos M. Alexandrakis, a senior vice president of Pioneer, is responsible for monitoring the portfolio and implementing the team's decisions. Mr. Alexandrakis joined Pioneer in 1998 and has been an investment professional since 1984. Prior to joining Pioneer, Mr. Alexandrakis was a portfolio manager at Salomon Smith Barney from 1995 to 1998.

MANAGEMENT FEE
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.75% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.

DISTRIBUTIONS
The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

BASIC INFORMATION ABOUT PIONEER GLOBAL HEALTH CARE VCT PORTFOLIO


INVESTMENT OBJECTIVE
Capital growth.

PRINCIPAL INVESTMENT STRATEGIES
Normally, the portfolio invests at least 65% of its total assets in equity securities of U.S. and non-U.S. health care issuers. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights and preferred stocks. The portfolio also may purchase forward foreign currency exchange contracts in connection with its investments.

The portfolio's holdings are likely to include the securities of issuers such as pharmaceutical, biomedical, biotechnology, health care service and medical device companies. These companies are typically involved in:
|X| Medical, pharmaceutical or biotechnological research and development
|X| Ownership or operation of health care facilities, franchises or practices |X| The design, production or selling of medical, dental and optical products

The portfolio allocates its assets among securities of U.S. and non-U.S. issuers. The portfolio invests in securities of issuers located in developing and emerging economies. At least 65% of the portfolio's assets (at the time of purchase) are allocated among securities of issuers located in at least three countries, one of which may be the United States.

The portfolio may invest in companies without regard to their market capitalizations, including large-capitalization companies with established track records and less established mid- or small-capitalization companies.

The portfolio uses a "growth" style of management and seeks to invest in companies with above average potential for earnings and revenue growth. To select growth stocks, Pioneer, the portfolio's investment adviser, employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers and economic sector analysis, not on market-timing strategies. Factors Pioneer looks for in selecting investments include:
|X| A sustainable competitive advantage such as a brand name, customer base, proprietary technology or economies of scale
|X| Issuer has strong fundamentals relative to its competitors, such as
    increasing or sustainable demand for its health care products or services |X| Favorable expected returns relative to perceived risk

Pioneer generally sells a portfolio security when Pioneer believes that the issuer no longer offers the potential for above average earnings and revenue growth. Pioneer makes that determination based upon the same criteria it uses to select portfolio securities.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Even though the portfolio seeks capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:
|X| The stock market goes down (this risk may be greater in the short term) |X| Growth stocks fall out of favor with investors
|X| The portfolio's investments do not have the growth potential originally expected

By investing primarily in the securities of health care issuers, the portfolio has the risks associated with concentrating its investments in the industries that comprise the health care sector. Issuers in which the portfolio invests are likely to:
|X| Be subject to intense competition, which may result in slim or negative profit margins as the companies compete for market share, and extremely volatile stock prices
|X| Be dependent upon technological innovation to obtain market advantages over competitors
|X| Be subject to government regulation such as control of reimbursement rates and approval of products or services
|X| Experience rapid obsolescence or patent expirations

Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the portfolio invests a significant portion of its non-U.S. investments in one region. These risks may include:
|X| Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
|X| Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's investments at times, in amounts and at prices it considers reasonable
|X| Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
|X| The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
|X| Economic, political and social developments may adversely affect the securities markets
|X| Withholding and other non-U.S. taxes may decrease the portfolio's return

To the extent that the portfolio invests in small- and mid-size companies, it will also have the risks associated with investing in these companies. Compared to large companies, smaller companies, and the market for their equity securities, are likely to:
|X| Be more sensitive to changes in the economy, earnings results and investor expectations
|X| Have more limited product lines and capital resources
|X| Experience sharper swings in market values
|X| Be harder to sell at the times and prices Pioneer thinks appropriate

The portfolio is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified portfolio. Being non-diversified may magnify the portfolio's losses from adverse events affecting a particular issuer.

[text box]
HEALTH CARE ISSUERS
Health care issuers include companies with at least 50% of their revenues generated by the design, production or sale of products or services used for or in connection with health care or medicine. These companies may include, among others, pharmaceutical, biomedical, biotechnological, health care services and medical device companies.
[end text box]

THE PORTFOLIO'S PAST PERFORMANCE
Since the portfolio is newly organized, it does not disclose any performance information. The portfolio's performance will vary from year to year. Past performance does not necessarily indicate how a portfolio will perform in the future. As a shareowner, you may lose or make money on your investment.

FEES AND EXPENSES
These are the fees and expenses, based on estimated expenses for the portfolio's current fiscal year, you may pay if you invest in the portfolio. THESE FEES AND EXPENSES DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY A VARIABLE CONTRACT FOR WHICH THE PORTFOLIO IS AN INVESTMENT OPTION. IF THEY WERE INCLUDED, YOUR COSTS WOULD BE HIGHER. You should consult your insurance company's separate account prospectus or disclosure document for more information.

ANNUAL PORTFOLIO OPERATING EXPENSES
paid from the assets of the portfolio
as a percentage of average daily net assets   CLASS II
------------------------------------------------------
   Management Fee                                0.75%
   Distribution and Service (12b-1) Fee          0.25%
   Other Expenses                                1.52%
   Total Operating Expenses                      2.52%

   Fee Waiver and Expense Limitation(1)         (1.02)%
Net Expenses(1)                                  1.50%
------------------------------------------------------

(1) The expenses in the table above reflect the expense limitation in effect through December 31, 2001 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. Pioneer may subsequently recover reimbursed expenses from the portfolio if the portfolio's expense ratio is less than the expense limitation.

EXAMPLE
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the portfolio's operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

          NUMBER OF YEARS YOU OWN YOUR SHARES
          -----------------------------------
                                   1        3
---------------------------------------------
Class II                        $153     $687
---------------------------------------------

OTHER INVESTMENT STRATEGIES AND RELATED RISKS
As discussed, the portfolio invests primarily in equity securities of health care companies.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

INVESTMENTS OTHER THAN EQUITY SECURITIES OF HEALTH CARE COMPANIES
The portfolio may invest up to 35% of its total assets (at the time of purchase) in equity securities of companies (other than health care companies) expected to benefit from the design, production or sale of products or services used for or in connection with health care or medicine.

The portfolio may invest up to 35% of its total assets (at the time of purchase) in debt securities of U.S. or non-U.S. corporate and government issuers. Generally the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets (at the time of purchase) in below investment grade debt securities. Although investing in debt securities is not a principal investment strategy of the portfolio, the portfolio invests in debt securities when Pioneer believes they are consistent with the portfolio's investment objective or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

MANAGEMENT

PORTFOLIO MANAGER
Day-to-day management of the portfolio is the responsibility of a team of portfolio managers and analysts supervised by Theresa A. Hamacher, chief investment officer of Pioneer. Ms. Hamacher joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser. This team provides research for the portfolio and other Pioneer mutual funds with similar objectives or styles. The team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Pavlos M. Alexandrakis, a senior vice president of Pioneer, is responsible for monitoring the portfolio and implementing the team's decisions. Mr. Alexandrakis joined Pioneer in 1998 and has been an investment professional since 1984. Prior to joining Pioneer, Mr. Alexandrakis was a portfolio manager at Salomon Smith Barney from 1995 to 1998.

MANAGEMENT FEE
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.75% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.

DISTRIBUTIONS
The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

BASIC INFORMATION ABOUT PIONEER GLOBAL TELECOMS VCT PORTFOLIO


INVESTMENT OBJECTIVE
Capital growth.

PRINCIPAL INVESTMENT STRATEGIES
Normally, the portfolio invests at least 65% of its total assets in equity securities of U.S. and non-U.S. companies in the telecommunications industry. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights and preferred stocks. The portfolio also may purchase forward foreign currency exchange contracts in connection with its investments.

The portfolio's holdings are likely to include the securities of issuers engaged in the research, development, manufacture or sale of communications equipment and associated products and services such as:
|X| Fiber optics, semiconductors and data transmission
|X| Traditional long-distance and local telephone operations
|X| Wireless and mobile communications networks, operations and services
|X| Local and wide area network operations
|X| Satellite, microwave and cable television operations
|X| Broadcasting

The portfolio allocates its assets among securities of U.S. and non-U.S. issuers. The portfolio may invest in securities of issuers located in developing and emerging economies. At least 65% of the portfolio's assets (at the time of purchase) are allocated among securities of issuers located in at least three countries, one of which may be the United States.

The portfolio may invest in companies without regard to their market capitalizations, including large-capitalization companies with established track records and less established mid- or small-capitalization companies.

The portfolio uses a "growth" style of management and seeks to invest in companies with above average potential for earnings and revenue growth. To select growth stocks, Pioneer, the portfolio's investment adviser, employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer relies on the knowledge, experience and judgment of its staff and the staff of its affiliates who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers and economic sector analysis, not on market-timing strategies. Factors Pioneer looks for in selecting investments include:
|X| A sustainable competitive advantage such as a brand name, customer base, proprietary technology or economies of scale
|X| Issuer has strong fundamentals relative to its competitors, such as increasing or sustainable demand for its telecommunications equipment or services
|X| Favorable expected returns relative to perceived risk

Pioneer generally sells a portfolio security when Pioneer believes that the issuer no longer offers the potential for above average earnings and revenue growth. Pioneer makes that determination based upon the same criteria it uses to select portfolio securities.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Even though the portfolio seeks capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:
|X| The stock market goes down (this risk may be greater in the short term) |X| Growth stocks fall out of favor with investors
|X| The portfolio's investments do not have the growth potential originally expected

By investing primarily in the securities of telecommunications issuers, the portfolio has the risks associated with concentrating its investments in industries that are part of the telecommunications sector, which includes the communications, broadcasting and communications equipment industries. Issuers in which the portfolio invests are likely to be:
|X| Subject to intense competition, which may result in slim or negative profit margins as the companies compete for market share, and extremely volatile stock prices
|X| Dependent upon technological innovation to obtain market advantages over competitors
|X| Subject to substantial government regulation controlling the types of services they can offer and the rates that they can charge for such services

Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the portfolio invests a significant portion of its non-U.S. investments in one region. These risks may include:
|X| Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
|X| Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's investments at times, in amounts and at prices it considers reasonable
|X| Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
|X| The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
|X| Economic, political and social developments may adversely affect the securities markets
|X| Withholding and other non-U.S. taxes may decrease the portfolio's return

To the extent that the portfolio invests in small- and mid-size companies, it will also have the risks associated with investing in these companies. Compared to large companies, smaller companies, and the market for their equity securities, are likely to:
|X| Be more sensitive to changes in the economy, earnings results and investor expectations
|X| Have more limited product lines and capital resources
|X| Experience sharper swings in market values
|X| Be harder to sell at the times and prices Pioneer thinks appropriate

The portfolio is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified portfolio. Being non-diversified may magnify the portfolio's losses from adverse events affecting a particular issuer.

[text box]
TELECOMMUNICATIONS COMPANIES
Telecommunications companies are companies that derive at least 50% of their revenues from providing research, development, manufacture or sale of communications equipment, products and services.
[end text box]

THE PORTFOLIO'S PAST PERFORMANCE
Since the portfolio is newly organized, it does not disclose any performance information. The portfolio's performance will vary from year to year. Past performance does not necessarily indicate how a portfolio will perform in the future. As a shareowner, you may lose or make money on your investment.

FEES AND EXPENSES
These are the fees and expenses, based on estimated expenses for the portfolio's current fiscal year, you may pay if you invest in the portfolio. THESE FEES AND EXPENSES DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY A VARIABLE CONTRACT FOR WHICH THE PORTFOLIO IS AN INVESTMENT OPTION. IF THEY WERE INCLUDED, YOUR COSTS WOULD BE HIGHER. You should consult your insurance company's separate account prospectus or disclosure document for more information.

ANNUAL PORTFOLIO OPERATING EXPENSES
paid from the assets of the portfolio
as a percentage of average daily net assets   CLASS II
------------------------------------------------------
   Management Fee                                0.75%
   Distribution and Service (12b-1) Fee          0.25%
   Other Expenses                                1.52%
   Total Operating Expenses                      2.52%

   Fee Waiver and Expense Limitation(1)         (1.02)%
Net Expenses(1)                                  1.50%
------------------------------------------------------

(1) The expenses in the table above reflect the expense limitation in effect through December 31, 2001 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. Pioneer may subsequently recover reimbursed expenses from the portfolio if the portfolio's expense ratio is less than the expense limitation.

EXAMPLE
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the portfolio's operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

          NUMBER OF YEARS YOU OWN YOUR SHARES
          -----------------------------------
                                   1        3
---------------------------------------------
Class II                        $153     $687
---------------------------------------------

OTHER INVESTMENT STRATEGIES AND RELATED RISKS
As discussed, the portfolio invests primarily in equity securities of telecommunications companies.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

INVESTMENTS OTHER THAN EQUITY SECURITIES OF TELECOMMUNICATIONS COMPANIES
The portfolio may invest up to 35% of its total assets (at the time of purchase) in equity securities of companies (other than telecommunications companies) expected to benefit from the development, advancement or use of communications equipment, products or services.

The portfolio may invest up to 35% of its total assets (at the time of purchase) in debt securities of U.S. or non-U.S. corporate and government issuers. Generally the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets (at the time of purchase) in below investment grade debt securities. Although investing in debt securities is not a principal investment strategy of the portfolio, the portfolio invests in debt securities when Pioneer believes they are consistent with the portfolio's investment objective or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

MANAGEMENT

PORTFOLIO MANAGER
Day-to-day management of the portfolio is the responsibility of a team of portfolio managers and analysts supervised by Theresa A. Hamacher, chief investment officer of Pioneer. Ms. Hamacher joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser. This team provides research for the portfolio and other Pioneer mutual funds with similar objectives or styles. The team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Pavlos M. Alexandrakis, a senior vice president of Pioneer, is responsible for monitoring the portfolio and implementing the team's decisions. Mr. Alexandrakis joined Pioneer in 1998 and has been an investment professional since 1984. Prior to joining Pioneer, Mr. Alexandrakis was a portfolio manager at Salomon Smith Barney from 1995 to 1998.

MANAGEMENT FEE
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.75% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.

DISTRIBUTIONS
The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

BASIC INFORMATION ABOUT INTERNATIONAL GROWTH VCT PORTFOLIO


INVESTMENT OBJECTIVE Long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES
The portfolio invests primarily in equity securities of non-U.S. issuers. Normally, the portfolio invests at least 80% of its total assets in these securities. These issuers may be located in both developed and emerging markets. Generally, the portfolio's investments in any country are limited to 25% or less of its total assets (at the time of purchase). However, the portfolio may invest more than 25% of its assets in issuers organized in Japan or the United Kingdom or in securities quoted or denominated in the currencies of those countries. Equity securities include common stocks and other equity instruments, such as preferred stocks, depositary receipts, convertible debt, warrants and rights. The portfolio also may purchase forward foreign currency exchange contracts in connection with its investments.

Pioneer, the portfolio's investment adviser, uses a value approach to select the portfolio's investments. Using this investment style, Pioneer seeks securities selling at reasonable prices or substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings and revenue growth, employing a bottom-up analytical style. In making that assessment, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include:
|X| Favorable expected returns relative to perceived risk
|X| Low market valuations relative to earnings forecast, book value, cash flow and sales
|X| Turnaround potential for companies that have been through difficult periods |X| Issuer's industry has strong fundamentals, such as increasing or sustainable demand and barriers to entry
|X| Management with demonstrated ability and commitment to the company
|X| Low debt levels relative to equity

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Even though the portfolio seeks long-term capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:
|X| The non-U.S. stock markets go down or perform poorly relative to U.S. stock markets (this risk may be greater in the short term)
|X| Securities of non-U.S. issuers or value stocks fall out of favor with investors
|X| The market continues to undervalue the securities in the portfolio or the securities in the portfolio turn out not to be undervalued

Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Some of these risks do not apply to the larger, more developed markets. These risks are more pronounced to the extent the portfolio invests in issuers in countries with emerging markets or if the portfolio invests significantly in one country. These risks may include:
|X| Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
|X| Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's investments at times, in amounts and at prices it considers reasonable
|X| Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
|X| The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
|X| Economic, political or social developments may adversely affect the securities markets
|X| Withholding and other non-U.S. taxes may decrease the portfolio's return

[text box]
INTERNATIONAL INVESTING

The portfolio invests in the securities of non-U.S. issuers. Non-U.S. issuers are issuers that are organized and have their principal offices outside the United States.
[end text box]

THE PORTFOLIO'S PAST PERFORMANCE
The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance will vary from year to year.

The portfolio's past performance does not necessarily indicate how it will perform in the future. As a shareowner, you may lose or make money on your investment.

----------------------------------------------------------------------

PORTFOLIO PERFORMANCE
The chart shows the performance of the portfolio's Class I shares for each full calendar year since the portfolio's inception on March 1, 1995. The chart does not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return.

THE HIGHEST CALENDAR QUARTERLY RETURN WAS 28.92% (9/30/99 TO 12/31/99). THE LOWEST CALENDAR QUARTERLY RETURN WAS -21.44% (6/30/98 TO 9/30/98).

ANNUAL RETURN CLASS I SHARES
(Year ended December 31)

'96       8.54
'97       4.87
'98      -3.32
'99      44.38
'00     -22.50
-----------------------------------------------------------------------

COMPARISON WITH THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY (AC) WORLD FREE EX USA INDEX The table shows the average annual total returns of the portfolio's Class I shares over time and compares these returns to the returns of the MSCI AC World Free ex USA Index. This index is a widely recognized capitalization-weighted index of stocks traded in securities markets outside of the U.S. Unlike the portfolio, the index is not managed and does not incur expenses. The table assumes:
|X| The sale of the shares at the end of the period
|X| Reinvestment of all dividends and distributions

AVERAGE ANNUAL TOTAL RETURN (%)
(for periods ended December 31, 2000)
-----------------------------------------------------------------------
                                                   SINCE      INCEPTION
                      1 YEAR      5 YEARS      INCEPTION           DATE
-----------------------------------------------------------------------
Class I               -22.50        4.25          5.40           3/1/95
-----------------------------------------------------------------------
MSCI AC World Free ex
USA Index             -15.09        6.73          7.53               --
-----------------------------------------------------------------------

FEES AND EXPENSES
These are the fees and expenses, based on estimated expenses for the portfolio's current fiscal year, you may pay if you invest in the portfolio. THESE FEES AND EXPENSES DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY A VARIABLE CONTRACT FOR WHICH THE PORTFOLIO IS AN INVESTMENT OPTION. IF THEY WERE INCLUDED, YOUR COSTS WOULD BE HIGHER. You should consult your insurance company's separate account prospectus or disclosure document for more information.

ANNUAL PORTFOLIO OPERATING EXPENSES
paid from the assets of the portfolio
as a percentage of average daily net assets   CLASS II
------------------------------------------------------
   Management Fee                                1.00%
   Distribution and Service (12b-1) Fee          0.25%
   Other Expenses                                0.25%
Total Operating Expenses                         1.50%
------------------------------------------------------

EXAMPLE
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

          NUMBER OF YEARS YOU OWN YOUR SHARES
          -----------------------------------
                1        3
---------------------------------------------
Class II      $153     $474
_____________________________________________

OTHER INVESTMENT STRATEGIES AND RELATED RISKS
As discussed, the portfolio invests primarily in non-U.S. equity securities to seek long-term capital growth.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

INVESTMENTS OTHER THAN EQUITY SECURITIES
The portfolio may invest up to 20% of its total assets (at the time of purchase) in debt securities. The debt securities may be issued by U.S. or non-U.S. corporate and government issuers. Generally the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets (at the time of purchase) in below investment grade convertible debt securities. The portfolio invests in debt securities when Pioneer believes they are consistent with the portfolio's investment objective, to diversify the portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

ECONOMIC MONETARY UNION (EMU)
On January 1, 1999, 11 European countries adopted a single currency--the Euro. The conversion to the Euro is being phased in over a three-year period. During this time, valuation, systems and other operational problems may occur in connection with the portfolio's investments quoted in the Euro. For participating countries, EMU will mean sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions will remain in the hands of each participating country but will be subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate to maintain price stability within the Euro zone.

EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of European markets.

PORTFOLIO TURNOVER
The portfolio's annual portfolio turnover rate has exceeded 100%. A high portfolio turnover rate may result in high transaction costs that are borne by the portfolio and its shareholders. See "Financial highlights" for actual turnover rates.

MANAGEMENT

PORTFOLIO MANAGER
Day-to-day management of the portfolio is the responsibility of Pavlos M. Alexandrakis. Mr. Alexandrakis and the research team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Alexandrakis is a senior vice president of Pioneer. He joined Pioneer in 1998 and has been an investment professional since 1984. Prior to joining Pioneer, Mr. Alexandrakis was a portfolio manager at Salomon Smith Barney from 1995 to 1998.

Mr. Alexandrakis is supported by a team of portfolio managers and analysts who specialize in international securities. This team provides research for the portfolio and other Pioneer mutual funds with similar investment objectives or styles. Mr. Alexandrakis and his team operate under the supervision of Theresa
A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.

MANAGEMENT FEE
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 1.00% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.

DISTRIBUTIONS
The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

FINANCIAL HIGHLIGHTS
Class II shares are a new class of shares; financial highlights are not currently available for Class II shares. Arthur Andersen LLP's report on the portfolio's audited financial statements as of December 31, 2000, for Class I shares appears in the portfolio's annual report which is incorporated by reference into the SAI. The annual report includes more information about the portfolio's performance and is available upon request.

BASIC INFORMATION ABOUT PIONEER SCIENCE & TECHNOLOGY VCT PORTFOLIO



INVESTMENT OBJECTIVE
Capital growth.

PRINCIPAL INVESTMENT STRATEGIES
Normally, the portfolio invests at least 65% of its total assets (at the time of purchase) in equity securities of issuers Pioneer expects to benefit from the development, advancement or use of science or technology. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights and preferred stocks.

The portfolio has the flexibility to invest in any issuer or industry that Pioneer believes will benefit from the development, advancement or use of science or technology. The portfolio's holdings are likely to include securities of issuers from industries directly related to technological and scientific development such as:
|X| computer hardware or software, including related products, components and networking systems
|X| internet and related services
|X| telecommunications
|X| media and information services
|X| medical services, healthcare and biotechnology

The portfolio's holdings may include securities of issuers from industries outside the technology and science industries if Pioneer believes such issuers may benefit from the use of scientific or technological discoveries and developments.

The portfolio may invest in large-capitalization companies with established track records or less established mid- or small-capitalization companies.

The portfolio may invest in equity securities of U.S. and non-U.S. issuers. The portfolio will not invest more than 5% of its total assets (at the time of purchase) in the securities of emerging markets issuers.

The portfolio uses a "growth" style of management and seeks to invest in companies with above average potential for earnings and revenue growth. To select growth stocks, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers and economic sector analysis, not on market-timing strategies. Factors Pioneer looks for in selecting investments include:
|X| Issuer has strong fundamentals relative to its industry, such as increasing or sustainable demand for technological change
|X| Issuers in countries expected to have economic and market environments that
    will support the development, advancement or use of science and technology |X| Market leadership in a company's primary products and services
|X| Favorable expected returns relative to perceived risk
|X| A sustainable competitive advantage such as a brand name, customer base, proprietary technology or economies of scale
|X| Estimated private market value in excess of current stock price. Private market value is the price an independent investor would pay to own the entire company

Pioneer generally sells a portfolio security when Pioneer believes that the issuer no longer offers the potential for above average earnings and revenue growth. Pioneer makes that determination based upon the same criteria it uses to select portfolio securities.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Even though the portfolio seeks capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:
|X| The stock market goes down (this risk may be greater in the short term) |X| Growth or science and technology stocks fall out of favor with investors |X| The portfolio's investments do not have the growth potential originally expected


The portfolio also has the risks associated with its focus on investing in securities of issuers in the rapidly changing fields of science or technology. Compared to issuers in more developed market sectors, issuers that focus on science and technology, and the market for their equity securities, may:
|X| Experience unusually high price volatility, both in terms of gains and losses and, as a result, have the potential for wide variations in performance due to the special risks associated with these stocks
|X| Market products or services that at first appear promising but that do not prove commercially successful or that become obsolete more quickly than anticipated
|X|  Be adversely affected by developing government regulation and policies

AN INVESTMENT IN THE PORTFOLIO MAY ALSO INVOLVE A HIGH DEGREE OF RISK TO
THE EXTENT THAT THE PORTFOLIO INVESTS IN NON-U.S. ISSUERS. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced to the extent that the portfolio invests in issuers in emerging markets or focuses its non-U.S. investments in one region. These risks may include:
|X| Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
|X| Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's investments at times, in amounts and at prices it considers reasonable
|X| Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
|X| The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
|X| Economic, political and social developments may adversely affect the securities markets
|X| Withholding and other non-U.S. taxes may decrease the portfolio's return

To the extent that the portfolio invests in small- and mid-size companies, it will also have the risks associated with investing in these companies. Compared to large companies, smaller companies, and the market for their equity securities, are likely to:
|X| Be more sensitive to changes in the economy, earnings results and investor expectations
|X| Have more limited product lines and capital resources
|X| Experience sharper swings in market values
|X| Be harder to sell at the times and prices Pioneer thinks appropriate

The portfolio is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified portfolio. Being non-diversified may magnify the portfolio's losses from adverse events affecting a particular issuer.

THE PORTFOLIO'S PAST PERFORMANCE
Since the portfolio is newly organized, it does not disclose any performance information. The portfolio's performance will vary from year to year. Past performance does not necessarily indicate how a portfolio will perform in the future. As a shareowner, you may lose or make money on your investment.

FEES AND EXPENSES
These are the fees and expenses, based on estimated expenses for the portfolio's current fiscal year, you may pay if you invest in the portfolio. THESE FEES AND EXPENSES DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY A VARIABLE CONTRACT FOR WHICH THE PORTFOLIO IS AN INVESTMENT OPTION. IF THEY WERE INCLUDED, YOUR COSTS WOULD BE HIGHER. You should consult your insurance company's separate account prospectus or disclosure document for more information.

ANNUAL PORTFOLIO OPERATING EXPENSES
paid from the assets of the portfolio
as a percentage of average daily net assets   CLASS II
------------------------------------------------------
   Management Fee                                0.75%
   Distribution and Service (12b-1) Fee          0.25%
   Other Expenses                                1.36%
   Total Operating Expenses                      2.36%

   Fee Waiver and Expense Limitation(1)         (0.86)%
Net Expenses(1)                                  1.50%
------------------------------------------------------

(1) The expenses in the table above reflect the expense limitation in effect through December 31, 2001 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.

EXAMPLE
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the portfolio's operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

          NUMBER OF YEARS YOU OWN YOUR SHARES
          -----------------------------------
                1        3
---------------------------------------------
Class II      $153     $654
---------------------------------------------

OTHER INVESTMENT STRATEGIES AND RELATED RISKS
As discussed, the portfolio invests primarily in equity securities of issuers expected to benefit from the development, advancement or use of science and technology.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

DEBT SECURITIES
The portfolio may invest the balance of its assets in debt securities of U.S. corporate and governmental issuers. Generally, the portfolio may acquire debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets (at the time of purchase) in lower quality debt securities including below investment grade convertible debt securities. The portfolio invests in debt securities when Pioneer believes that they are consistent with the portfolio's investment objective or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve a greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic instability, than higher quality debt securities.

MANAGEMENT

PORTFOLIO MANAGER
Day-to-day management of the portfolio is the responsibility of co-managers Thomas A. Crowley (lead manager), Kenneth G. Fuller and Robert C. Junkin. The co-managers and the research team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Crowley is a vice president of Pioneer. He joined Pioneer in 1996 as an analyst. Prior to joining Pioneer, Mr. Crowley was an electrical engineer for GTE from 1989 to 1996. Mr. Fuller is a senior vice president of Pioneer. He joined Pioneer in October 1999 and has been an investment professional since 1975. Prior to joining Pioneer, Mr. Fuller was a principal and analyst at Manley Fuller Asset Management from 1994 to 1999. Mr. Junkin, a vice president of Pioneer, joined Pioneer in 1997 as an analyst and has been an investment professional since 1993. Prior to joining Pioneer, Mr. Junkin was a vice president and analyst at ABN AMRO from 1995 to 1996.

Mr. Crowley, Mr. Fuller and Mr. Junkin are supported by a team of portfolio managers and analysts focusing on the securities of issuers Pioneer expects to benefit from the development, advancement and use of science or technology. This team manages and provides research for the portfolio and other Pioneer mutual funds with similar investment objectives or styles.

Mr. Crowley, Mr. Fuller and Mr. Junkin and their team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.

MANAGEMENT FEE
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.75% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.

DISTRIBUTIONS
The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

FINANCIAL HIGHLIGHTS
Class II shares are a new class of shares; financial highlights are not currently available for Class II shares. Arthur Andersen LLP's report on the portfolio's audited financial statements as of December 31, 2000, for Class I shares appears in the portfolio's annual report which is incorporated by reference into the SAI. The annual report includes more information about the portfolio's performance and is available upon request.

BASIC INFORMATION ABOUT PIONEER SMALL COMPANY VCT PORTFOLIO


INVESTMENT OBJECTIVE
Capital growth.

PRINCIPAL INVESTMENT STRATEGIES
The portfolio invests primarily in equity securities of small companies, that is, companies with market capitalizations of less than $1 billion at the time of purchase. Normally, the portfolio invests at least 65% of its total assets in these securities. The portfolio may continue to hold securities of any company if its market value exceeds $1 billion. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights, interests in real estate investment trusts (REITs) and preferred stocks.

Pioneer, the portfolio's investment adviser, uses a value approach to select the portfolio's investments. Using this investment style, Pioneer seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include:
|X| Favorable expected returns relative to perceived risk
|X| Management with demonstrated ability and commitment to the company
|X| Estimated private market value in excess of current stock price. Private market value is the price an independent investor would pay to own the entire company
|X| Turnaround potential for companies that have been through difficult periods |X| Low market valuations relative to earnings forecast, book value, cash flow and sales

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Even though the portfolio seeks capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if:
|X| The stock market goes down (this risk may be greater in the short term)
|X| Small company or value stocks fall out of favor with investors
|X| The portfolio's assets remain undervalued or do not have the potential value originally expected

The portfolio also has risks associated with investing in small companies. Compared to large companies, small companies, and the market for their equity securities, are likely to:
|X| Be more sensitive to changes in the economy, earnings results and investor expectations
|X| Have more limited product lines and capital resources
|X| Experience sharper swings in market values
|X| Be harder to sell at the times and prices Pioneer thinks appropriate
|X| Offer greater potential for gain and loss

[text box]
MARKET VALUE
A company's market value or capitalization is calculated by multiplying the number of its outstanding shares by the current market price of a share. [end text box]

THE PORTFOLIO'S PAST PERFORMANCE
Since the portfolio is newly organized, it does not disclose any performance information. The portfolio's performance will vary from year to year. Past performance does not necessarily indicate how a portfolio will perform in the future. As a shareowner, you may lose or make money on your investment.

FEES AND EXPENSES
These are the fees and expenses, based on estimated expenses the portfolio's current fiscal year, you may pay if you invest in the portfolio. THESE FEES AND EXPENSES DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY A VARIABLE CONTRACT FOR WHICH THE PORTFOLIO IS AN INVESTMENT OPTION. IF THEY WERE INCLUDED, YOUR COSTS WOULD BE HIGHER. You should consult your insurance company's separate account prospectus or disclosure document for more information.

ANNUAL PORTFOLIO OPERATING EXPENSES
paid from the assets of the portfolio
as a percentage of average daily net assets   CLASS II
------------------------------------------------------
   Management Fee                                0.75%
   Distribution and Service (12b-1) Fee          0.25%
   Other Expenses                                0.60%
   Total Operating Expenses                      1.60%

   Fee Waiver and Expense Limitation(1)         (0.10)%
Net Expenses(1)                                  1.50%
------------------------------------------------------

(1) The expenses in the table above reflect the expense limitation in effect through December 31, 2001 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. Pioneer may subsequently recover reimbursed expenses from the portfolio if the portfolio's expense ratio is less than the expense limitation.

EXAMPLE
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the portfolio's operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

          NUMBER OF YEARS YOU OWN YOUR SHARES
          -----------------------------------
                                   1        3
---------------------------------------------
Class II                        $153     $495
---------------------------------------------

OTHER INVESTMENT STRATEGIES AND RELATED RISKS
As discussed, the portfolio invests primarily in equity securities of small companies.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

MORE ON PRINCIPAL INVESTMENTS
The portfolio may invest up to 25% of its total assets (at the time of purchase) in real estate investment trusts. Real estate investment trusts are pooled investment vehicles that invest primarily in real estate or real estate related loans. Investing in real estate investment trusts involves unique risks. They are significantly affected by the market for real estate and are dependent upon management skills and cash flow. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by real estate investment trusts in which it invests.

INVESTMENTS OTHER THAN U.S. EQUITY SECURITIES
The portfolio may invest up to 25% of its total assets (at the time of purchase) in equity and debt securities of non-U.S. corporate issuers and debt securities of non-U.S. government issuers. The portfolio will not invest more than 5% of its total assets (at the time of purchase) in the securities of emerging markets issuers. Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. These risks may include:
|X| Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
|X| Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's investments at times, in amounts and at prices it considers reasonable
|X| Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
|X| The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
|X| Economic, political and social developments may adversely affect the securities markets
|X| Withholding and other non-U.S. taxes may decrease the portfolio's return

The portfolio may invest up to 35% of its total assets (at the time of purchase) in debt securities of corporate and government issuers. Generally the portfolio acquires debt securities that are investment grade, but the portfolio may invest up to 5% of its net assets (at the time of purchase) in below investment grade convertible debt securities. The portfolio invests in debt securities when Pioneer believes they are consistent with the portfolio's investment objective, to diversify the portfolio or for greater liquidity.

Debt securities are subject to the risk of an issuer's inability to meet principal or interest payments on its obligations. Factors which could contribute to a decline in the market value of debt securities in the portfolio include rising interest rates or a reduction in the perceived creditworthiness of the issuer of the securities. A debt security is investment grade if it is rated in one of the top four categories by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

MANAGEMENT

PORTFOLIO MANAGER
Day-to-day management of the portfolio is the responsibility of a team of portfolio managers and analysts supervised by Kenneth G. Fuller, Pioneer's small- and micro-cap team leader. This team manages and provides research for the portfolio and other Pioneer mutual funds with similar investment objectives or styles. The team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Fuller is a senior vice president of Pioneer. He joined Pioneer in October 1999 and has been an investment professional since 1975. Prior to joining Pioneer, Mr. Fuller was a principal and analyst at Manley Fuller Asset Management from 1994 to 1999. Mr. Fuller and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment officer at another investment adviser.

MANAGEMENT FEE
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.75% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.

DISTRIBUTIONS
The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio generally pays dividends from any net investment income in December. The portfolio may also pay dividends and capital gain distributions at other times if necessary for the portfolio to avoid federal income or excise tax.

BASIC INFORMATION ABOUT PIONEER STRATEGIC INCOME VCT PORTFOLIO


INVESTMENT OBJECTIVE A high level of current income.

PRINCIPAL INVESTMENT STRATEGIES
Normally, the portfolio invests at least 80% of its total assets in debt securities. The portfolio has the flexibility to invest in a broad range of issuers and segments of the debt securities market. Pioneer , the portfolio's investment adviser, allocates the portfolio's investments among the following three segments of the debt markets:
|X| Below investment grade (high yield) securities of U.S. and non-U.S. issuers |X| Investment grade securities of U.S. issuers
|X| Investment grade securities of non-U.S. issuers

Pioneer's allocations among these segments of the debt markets depend upon its outlook for economic, interest rate and political trends.

The portfolio invests primarily in:
|X| Debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or non-U.S. governmental entities
|X| Debt securities of U.S. and non-U.S. corporate issuers
|X| Mortgage-backed and asset-backed securities

The portfolio's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The portfolio invests in securities with a broad range of maturities.

Depending upon Pioneer's allocation among market segments, up to 70% of the portfolio's total assets may be in debt securities rated below investment grade at the time of purchase or determined to be of equivalent quality by Pioneer. Up to 20% of the portfolio's total assets (at the time of purchase) may be invested in debt securities rated below CCC by Standard & Poor's Ratings Group or the equivalent by another nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities.

Depending upon Pioneer's allocation among market segments, up to 85% of the portfolio's total assets may be in debt securities of non-U.S. corporate and governmental issuers, including debt securities of corporate and governmental issuers in emerging markets. Non-U.S. investments include securities issued by non-U.S. governments, banks or corporations and certain supranational organizations, such as the World Bank and the European Union.

Pioneer considers both broad economic factors and issuer specific factors in selecting a portfolio designed to achieve the portfolio's investment objective. In assessing the appropriate maturity, rating, sector and country weightings of the portfolio, Pioneer considers a variety of factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, such as the rates of economic growth and inflation, Federal Reserve monetary policy and the relative value of the U.S. dollar compared to other currencies. Once Pioneer determines the preferable portfolio characteristics, Pioneer selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issues), liquidity and rating, sector and issuer diversification. Pioneer also employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, to assess an issuer's credit quality, taking into account financial condition and profitability, future capital needs, potential for change in rating, industry outlook, the competitive environment and management ability. In making these portfolio decisions, Pioneer relies on the knowledge, experience and judgment of its staff who have access to a wide variety of research.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Even though the portfolio seeks a high level of current income, you could lose money on your investment, or the portfolio could fail to generate current income, if:
|X| Interest rates go up, causing the value of the portfolio's investments to decline

[text box]
BELOW INVESTMENT GRADE DEBT SECURITIES

A debt security is below investment grade if it is rated BB or lower by Standard & Poor's Ratings Group or the equivalent rating by a nationally recognized securities rating organization or determined to be of equivalent credit quality by Pioneer.
[end text box]

|X| The issuer of a security owned by the portfolio defaults on its obligation to pay principal and/or interest or has its credit rating downgraded
|X| During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This is known as call or prepayment risk
|X| During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk
|X| Pioneer's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect

To the extent the portfolio invests significantly in asset-backed and mortgage-related securities, its exposure to prepayment and extension risks may be greater than if it invested in other fixed income securities.

INVESTMENT IN HIGH YIELD SECURITIES INVOLVES SUBSTANTIAL RISK OF LOSS. These securities are considered speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, your investment in the portfolio is subject to the following specific risks:
|X| Increased price sensitivity to changing interest rates and deteriorating economic environment
|X| Greater risk of loss due to default or declining credit quality
|X| Adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments
|X| A negative perception of the high yield market develops, depressing the price and liquidity of high yield securities. This negative perception could last for a significant period of time

Investing in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Some of these risks do not apply to larger, more developed markets. These risks are more pronounced to the extent the portfolio invests in issuers in countries with emerging markets or if the portfolio invests significantly in one country. These risks may include:
|X| Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
|X| Many non-U.S. markets are smaller, less liquid and more volatile. In a changing market, Pioneer may not be able to sell the portfolio's investments at times, in amounts and at prices it considers reasonable
|X| Adverse effect of currency exchange rates or controls on the value of the portfolio's investments
|X| The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
|X| Economic, political and social developments may adversely affect the securities markets
|X| Non-U.S. governmental obligations involve the risk of debt moratorium, repudiation or renegotiation and the portfolio may be unable to enforce its rights against the issuers

THE PORTFOLIO'S PAST PERFORMANCE
The bar chart and table indicate the risks of investing in the portfolio by showing how the portfolio has performed in the past. The portfolio's performance will vary from year to year.

The portfolio's past performance does not necessarily indicate how it portfolio will perform in the future. As a shareowner, you may lose or make money on your investment.

-----------------------------------------------------------------------

PORTFOLIO PERFORMANCE
The chart shows the performance of the portfolio's Class I shares for each full calendar year since the portfolio's inception on July 29, 1999. The chart does not reflect any fees or expenses payable with respect to a Variable Contract. Such fees and expenses will reduce your return.

THE HIGHEST CALENDAR QUARTERLY RETURN WAS 2.03% (9/30/00 TO 12/31/00) THE LOWEST CALENDAR QUARTERLY RETURN WAS -0.12% (12/31/99 TO 3/31/00)

ANNUAL RETURN CLASS I SHARES
(Year ended December 31)

'00       4.51
-----------------------------------------------------------------------

COMPARISON WITH LEHMAN BROTHERS AGGREGATE BOND INDEX
The table shows the average annual total returns of the portfolio's Class I shares over time and compares these returns to the returns of the Lehman Brothers Aggregate Bond Index. This index is a widely recognized market value-weighted index composed of the Lehman Brothers Government/Credit, Mortgage-Backed, Asset-Backed and Commercial Mortgage-Based Securities indices. Unlike the portfolio, the index is not managed and does not incur expenses. The table assumes:
|X| The sale of the shares at the end of the period
|X| Reinvestment of all dividends and distributions

AVERAGE ANNUAL TOTAL RETURN (%)
(for periods ended December 31, 2000)
-----------------------------------------------------
                                 SINCE      INCEPTION
                 1 YEAR      INCEPTION           DATE
-----------------------------------------------------
Class I            4.51           3.64        7/29/99
-----------------------------------------------------
Lehman Brothers
Aggregate Bond
Index             11.63           8.82             --
-----------------------------------------------------

FEES AND EXPENSES
These are the fees and expenses, based on estimated expenses for the portfolio's current fiscal year, you may pay if you invest in the portfolio. THESE FEES AND EXPENSES DO NOT INCLUDE ANY FEES OR SALES CHARGES IMPOSED BY A VARIABLE CONTRACT FOR WHICH THE PORTFOLIO IS AN INVESTMENT OPTION. IF THEY WERE INCLUDED, YOUR COSTS WOULD BE HIGHER. You should consult your insurance company's separate account prospectus or disclosure document for more information.

ANNUAL PORTFOLIO OPERATING EXPENSES
paid from the assets of the portfolio
as a percentage of average daily net assets   CLASS II
------------------------------------------------------
   Management Fee                                0.65%
   Distribution and Service (12b-1) Fee          0.25%
   Other Expenses                                2.32%
   Total Operating Expenses                      3.22%

   Fee Waiver and Expense Limitation(1)         (1.72)%
Net Expenses(1)                                  1.50%
------------------------------------------------------

(1) The expenses in the table above reflect the expense limitation in effect through December 31, 2001 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.

EXAMPLE
This example helps you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the portfolio for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the portfolio's operating expenses remain the same and e) Pioneer's expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

          NUMBER OF YEARS YOU OWN YOUR SHARES
          -----------------------------------
                1        3
---------------------------------------------
Class II     $153     $831
---------------------------------------------

OTHER INVESTMENT STRATEGIES AND RELATED RISKS
As discussed, the portfolio invests primarily in a broad range of debt securities to achieve a high level of current income.

This section and "Common portfolio investment policies" describe additional investments that the portfolio may make or strategies that it may pursue to a lesser degree to achieve the portfolio's goal. Some of the portfolio's secondary investment policies also entail risks. To learn more about these investments and risks, you should obtain and read the statement of additional information (SAI).

INVESTMENTS OTHER THAN DEBT SECURITIES
The portfolio may invest up to 20% of its total assets (at the time of purchase) in equity securities, including common stocks, preferred stocks, rights, warrants, convertible debt securities and depositary receipts. Equity securities represent an ownership interest in an issuer, rank junior in a company's capital structure to debt securities and consequently may entail greater risk of loss than debt securities. Although equity securities may not pay dividends or contribute to achieving the portfolio's investment objective, the portfolio invests in equity securities when Pioneer believes they offer the potential for capital gains or to diversify the portfolio.

The portfolio may enter into mortgage dollar roll transactions to earn additional income. In these transactions, the portfolio sells a U.S. agency mortgage-backed security and simultaneously agrees to repurchase at a future date another U.S. agency mortgage-backed security with the same interest rate and maturity date, but generally backed by a different pool of mortgages. The portfolio loses the right to receive interest and principal payments on the security it sold. However, the portfolio benefits from the interest earned on investing the proceeds of the sale and may receive a fee or a lower repurchase price. The benefits from these transactions depend upon Pioneer's ability to forecast mortgage prepayment patterns on different mortgage pools. The portfolio may lose money if, during the period between the time it agrees to the forward purchase of the mortgage securities and the settlement date, these securities decline in value due to market conditions or prepayments on the underlying mortgages.

ADDITIONAL INFORMATION ABOUT DEBT SECURITIES
The portfolio's investments in U.S. government securities may include U.S. Treasury bills, notes and bonds as well as obligations of U.S. agencies, instrumentalities and sponsored entities. Obligations of these entities may be supported by the full faith and credit of the U.S., such as the Government National Mortgage Association, by the right of the issuer to borrow from the U.S. Treasury, such as the Federal Home Loan Banks, by the discretionary authority of the U.S. to purchase the issuer's securities, like the Federal National Mortgage Association, or only by the credit of the issuer, such as the Tennessee Valley Authority.

The portfolio may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities may be issued by private issuers or by agencies of the U.S. government and represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgage or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only mortgage-backed securities generally increase in value if interest rates decline, but are also subject to the risk of prepayment. Interest only instruments generally increase in value in a rising interest rate environment when fewer of the underlying mortgages are prepaid.

The portfolio may invest in mortgage derivatives and structured securities. Because these securities have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.

For purposes of the portfolio's credit quality policies, if a security receives different ratings from nationally recognized securities rating organizations, the portfolio will use the highest rating assigned to that security. If a rating organization downgrades the quality rating assigned to one or more of the portfolio's investments, Pioneer will consider what actions, if any, are appropriate including selling the downgraded security or purchasing additional investment grade securities as soon as it is prudent to do so.

MANAGEMENT

PORTFOLIO MANAGER
Day-to-day management of the portfolio is the responsibility of a team of fixed income portfolio managers and analysts supervised by Kenneth J. Taubes. The team may draw upon the research and investment management expertise of Pioneer's affiliate, Pioneer Investment Management Limited.

Mr. Taubes is responsible for overseeing Pioneer's U.S. and global fixed income team. He joined Pioneer as a senior vice president in September 1998 and has been an investment professional since 1986. Prior to joining Pioneer, Mr. Taubes had served since 1991 as a senior vice president and senior portfolio manager for several Putnam Investments institutional accounts and mutual funds.

Mr. Taubes and his team operate under the supervision of Theresa A. Hamacher. Ms. Hamacher is chief investment officer of Pioneer. She joined Pioneer in 1997 and has been an investment professional since 1984, most recently as chief investment adviser at another investment adviser.

MANAGEMENT FEE
The portfolio pays Pioneer a fee for managing the portfolio and to cover the cost of providing certain services to the portfolio. Pioneer's annual fee is equal to 0.65% of the portfolio's average daily net assets. The fee is normally computed daily and paid monthly.

DISTRIBUTIONS
The portfolio declares a dividend daily. The dividend consists of substantially all of the portfolio's net income. Investors begin to earn dividends on the first business day following receipt of payment for shares and continue to earn dividends up to and including the date of sale. Dividends are normally paid on the last business day of each month. The portfolio generally pays any distributions of net short- and long-term capital gains in June. The portfolio may pay additional distributions and dividends at other times if necessary for the portfolio to avoid a federal tax.

FINANCIAL HIGHLIGHTS
Class II shares are a new class of shares; financial highlights are not currently available for Class II shares. Arthur Andersen LLP's report on the portfolio's audited financial statements as of December 31, 2000, for Class I shares appears in the portfolio's annual report which is incorporated by reference into the SAI. The annual report includes more information about the portfolio's performance and is available upon request.

COMMON PORTFOLIO INVESTMENT POLICIES

Some policies of the portfolios are stated as a percentage of assets. These percentages are applied at the time of purchase of a security and subsequent may be exceeded because of changes in the value of a portfolio's investments. If a rating organization downgrades the quality rating assigned to one or more of the portfolio's investments, Pioneer will consider what actions, if any, are appropriate including selling the downgraded security or purchasing additional securities as soon as it is prudent to do so.

TEMPORARY INVESTMENTS

Normally, each portfolio invests substantially all of its assets to meet its investment objective. Each portfolio may invest the remainder of their assets in securities with remaining maturities of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, a portfolio may depart from its principal investment strategies and invest part or all of its assets these securities or may hold cash. During such periods, the portfolio may not be able to achieve its investment objective. Each portfolio intends to adopt a defensive strategy only when Pioneer believes securities in which the portfolio invests have extraordinary risks due to political or economic factors.

SHORT-TERM TRADING
The portfolios usually do not trade for short-term profits. Each portfolio will sell an investment, however, even if it has only been held for a short time, if it no longer meets the portfolio's investment criteria. If a portfolio does a lot of trading, it may incur additional operating expenses, which would reduce performance.

DERIVATIVES

Each portfolio may use futures, options, forward foreign currency exchange contracts (if applicable) and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The portfolios do not use derivatives as a primary investment technique and generally limit their use to hedging. However, each portfolio may use derivatives for a variety of non-principal purposes, including:
|X| As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates
|X| As a substitute for purchasing or selling securities
|X| To increase the portfolio's return as a non-hedging strategy that may be considered speculative

Even a small investment in derivatives can have a significant impact on the portfolio's exposure to stock market values, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the portfolio's other investments, the portfolio may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

MANAGEMENT
Pioneer, the portfolios' investment adviser, selects each portfolio's investments and oversees the portfolios' operations.


Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2000, assets under management were $103 billion worldwide, including over $21 billion in assets under management by Pioneer.

THE INVESTMENT ADVISER
Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

Pioneer has filed for an order from the Securities and Exchange Commission that would permit Pioneer, subject to the approval of the portfolio's Board of Trustees, to hire and terminate a subadviser for the portfolio or to materially modify an existing subadvisory contract for the portfolio without shareholder approval. Pioneer retains the ultimate responsibility to oversee and recommend the hiring, termination and replacement of any subadviser. Currently, Pioneer does not intend to use a subadviser in connection with any portfolio (other than the Balanced portfolio), but if the order is granted, the Balanced, Europe Select, Global Financials, Global Health Care, Global Telecoms and Small Company portfolios will be able to do so in the future with the approval of the portfolio's trustees.

DISTRIBUTION PLAN

The portfolios have adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, each portfolio pays to Pioneer Funds Distributor, Inc. a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Because these fees are an ongoing expense, over time they increase the cost of an investment and the shares may cost more than shares that are not subject to other types of sales charges.

DISTRIBUTIONS AND TAXES

You should read the prospectus for your insurance company's Variable Contract for a discussion of the tax status of a Variable Contract, including the tax consequences of withdrawals or other payments. You should keep all statements you receive from the insurance company or the portfolios to assist in your personal recordkeeping. Class II shares of the portfolios are held by life insurance company separate accounts that fund Variable Contracts or by certain qualified pension and retirement plans (Qualified Plans). Under the Internal Revenue Code, a portfolio's dividends and distributions to those accounts of net short-term capital gain in excess of net long-term capital loss are generally treated as ordinary income; distributions to those accounts of net long-term capital gain in excess of net short-term capital loss are generally treated as long-term capital gain. Dividends and capital gain distributions are treated as received by the insurance company rather than the owner of the qualified Variable Contract. Insurance companies should consult their own tax advisers regarding the tax treatment of dividends or capital gain distributions they receive from any portfolio.

Each portfolio is treated as a separate entity for federal income tax purposes and has elected or intends to elect to be treated, and intends to qualify each year, as a regulated investment company under Subchapter M of the Code. Each portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders to qualify as a regulated investment company. As a regulated investment company, each portfolio will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

In addition to the above, each portfolio also follows certain portfolio diversification requirements imposed by the Code on separate accounts of insurance companies relating to the tax-deferred status of Variable Contracts. More specific information on these diversification requirements is contained in the insurance company's separate account prospectus and in the portfolios' SAI.


SHAREHOLDER INFORMATION

NET ASSET VALUES
Each portfolio's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. Each portfolio calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time).

Each portfolio generally values its portfolio securities based on market prices or quotations. When market prices are not available or are considered by Pioneer to be unreliable, the portfolio may use an asset's fair value. Fair value is determined in accordance with procedures approved by the portfolios' trustees. International securities markets may be open on days when the U.S. markets are closed. For this reason, the values of any international securities owned by a portfolio could change on a day when insurance companies or Qualified Plans cannot buy or sell shares of the portfolio.


Each portfolio's short-term investments are valued on the basis of amortized cost. This means of valuation assumes a steady rate of amortization of any premium and discount from the date of purchase until maturity.

[text box]
SHARE PRICE
The net asset value per share calculated on the day of a transaction. [end text box]

INVESTMENTS IN SHARES OF THE PORTFOLIOS

Each portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding Variable Contracts and to Qualified Plans. Shares of the portfolios are sold at net asset value. Variable Contracts may or may not allow you to allocate your investments in the Variable Contracts to all the portfolios described in this prospectus. Investments in each portfolio are expressed in terms of the full and fractional shares of the portfolio purchased. Investments in a portfolio are credited to an insurance company's separate account immediately upon acceptance of the investment by the portfolio. Investments will be processed at the next net asset value calculated after an order is received and accepted by a portfolio. The offering of shares of any portfolio may be suspended for a period of time and each portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Pioneer's opinion, they are of a size or frequency that would disrupt the management of a portfolio.

[text box]
SINCE YOU MAY NOT DIRECTLY PURCHASE SHARES OF THE PORTFOLIOS, YOU SHOULD READ THE PROSPECTUS FOR YOUR INSURANCE COMPANY'S VARIABLE CONTRACT TO LEARN HOW TO PURCHASE A VARIABLE CONTRACT BASED ON THE PORTFOLIOS.
[end text box]


The interests of Variable Contracts and Qualified Plans investing in the portfolios could conflict due to differences of tax treatment and other considerations. The portfolios currently do not foresee any disadvantages to investors arising out of the fact that each portfolio may offer its shares to insurance company separate accounts that serve as the investment mediums for their Variable Contracts or that each portfolio may offer its shares to Qualified Plans. Nevertheless, the portfolios' trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts or Qualified Plans might be required to withdraw their investments in one or more portfolios and shares of another portfolio may be substituted. This might force a portfolio to sell securities at disadvantageous prices. In addition, the trustees may refuse to sell shares of any portfolio to any separate account or Qualified Plan or may suspend or terminate the offering of shares of any portfolio if such action is required by law or regulatory authority or is in the best interests of the shareholders of the portfolio.

SELLING

Shares of a portfolio may be sold on any business day. Portfolio shares are sold at net asset value next determined after receipt by the portfolio of a redemption request in good order from the insurance company as described in the prospectus of the insurance company's Variable Contract. Sale proceeds will normally be forwarded by bank wire to the selling insurance company on the next business day after receipt of the sales instructions by a portfolio but in no event later than 7 days following receipt of instructions. Each portfolio may suspend transactions in shares or postpone payment dates when trading on the New York Stock Exchange is closed or restricted, when an emergency exists that makes it impracticable for the portfolio to sell or value its investments or with the permission of the Securities and Exchange Commission.

PIONEER VARIABLE CONTRACTS TRUST

Class II Shares


YOU CAN OBTAIN MORE FREE INFORMATION about the portfolios by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292.

SHAREOWNER REPORTS
Annual and semiannual reports to shareowners provide information about the portfolios' investments. The annual report discusses market conditions and investment strategies that significantly affected each portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
The statement of additional information provides more detailed information about the portfolio. It is incorporated by reference into this prospectus.


You can also review each portfolio's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

(Investment Company Act file no. 811-08786)

PIONEER FUNDS DISTRIBUTOR, INC.
60 STATE STREET
BOSTON, MA 02109

WWW.PIONEERFUNDS.COM

                                              (C)Pioneer Funds Distributor, Inc.

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2001


                        PIONEER VARIABLE CONTRACTS TRUST
                                 60 State Street
                           Boston, Massachusetts 02109


PIONEER AMERICA INCOME VCT PORTFOLIO (CLASS I ONLY)     PIONEER GROWTH SHARES VCT PORTFOLIO
PIONEER BALANCED VCT PORTFOLIO                          PIONEER HIGH YIELD VCT PORTFOLIO
PIONEER EMERGING MARKETS VCT PORTFOLIO                  PIONEER INTERNATIONAL GROWTH VCT PORTFOLIO
PIONEER EQUITY-INCOME VCT PORTFOLIO                     PIONEER MID-CAP VALUE VCT PORTFOLIO
PIONEER EUROPE VCT PORTFOLIO                            PIONEER MONEY MARKET VCT PORTFOLIO (CLASS I ONLY)
PIONEER EUROPE SELECT VCT PORTFOLIO                     PIONEER REAL ESTATE GROWTH VCT PORTFOLIO
PIONEER FUND VCT PORTFOLIO                              PIONEER SCIENCE & TECHNOLOGY VCT PORTFOLIO
PIONEER GLOBAL FINANCIALS VCT PORTFOLIO                 PIONEER SMALL COMPANY VCT PORTFOLIO
PIONEER GLOBAL HEALTH CARE VCT PORTFOLIO                PIONEER STRATEGIC INCOME VCT PORTFOLIO
PIONEER GLOBAL TELECOMS VCT PORTFOLIO                   PIONEER SWISS FRANC BOND VCT PORTFOLIO (CLASS I ONLY)


This statement of additional information is not a prospectus. It should be read in conjunction with the fund's Class I or Class II prospectuses, dated May 1, 2001, as amended and/or supplemented from time to time. A copy of a prospectus can be obtained free of charge from your insurance company. The fund's financial statements for the fiscal year ended December 31, 2000 are incorporated into this statement of additional information by reference. The most recent annual reports to shareholders are attached to this statement of additional information.

                                TABLE OF CONTENTS


1.    Fund History.........................................................2
2.    Investment Policies, Risks and Restrictions..........................2
3.    Management of the Fund..............................................40
4.    Investment Adviser..................................................44
5.    Principal Underwriter...............................................48
6.    Custodian...........................................................49
7.    Independent Public Accountants......................................49
8.    Portfolio Transactions..............................................49
9.    Description of Shares...............................................51
10.   Pricing of Shares...................................................53
11.   Tax Status..........................................................55
12.   Investment Results..................................................58
13.   Financial Statements................................................61
14.   Appendix A - Annual Fee, Expense and Other Information..............62
15.   Appendix B - Description of Short-Term Debt, Corporate Bond
      and Preferred Stock Ratings.........................................70
16.   Appendix C - Performance Statistics.................................76
17.   Appendix D - Other Pioneer Information..............................99

1.       FUND HISTORY

The fund is an open-end management investment company. The fund was formed as a Delaware business trust on September 16, 1994.

2.       INVESTMENT POLICIES, RISKS AND RESTRICTIONS

The fund consists of separate portfolios, each of which is an investment vehicle for variable annuity and variable life insurance contracts (the "Variable Contracts") offered by the separate accounts (the "Accounts") of various insurance companies ("Participating Insurance Companies"). The portfolios also may be offered to certain qualified pension and retirement plans (the "Qualified Plans"). The fund currently consists of the following 20 distinct portfolios:
America Income, Balanced, Emerging Markets, Equity-Income, Europe, Europe Select, Pioneer Fund (formerly Growth and Income), Global Financials, Global Health Care, Global Telecoms, Growth Shares, High Yield, International Growth, Mid-Cap Value (formerly Capital Growth), Money Market, Real Estate Growth, Science & Technology, Small Company, Strategic Income, and Swiss Franc Bond. Your Variable Contract or Qualified Plan may not offer all portfolios of the fund. The terms and conditions of the Variable Contracts and any limitations upon the portfolios in which the Accounts may be invested are set forth in a separate prospectus and statement of additional information relating to the Variable Contracts. The terms and conditions of a Qualified Plan and any limitations upon the portfolios in which such Plan may be invested are set forth in such Plan's governing documents. The fund reserves the right to limit the types of Accounts and the types of Qualified Plans that may invest in any portfolio.

Qualified Plans and Participating Insurance Companies are the record holders and beneficial owners of shares of beneficial interest in each portfolio of the fund. In accordance with the limitations set forth in their Variable Contracts, contract holders may direct through their Participating Insurance Companies the allocation of amounts available for investment among the fund's portfolios. Similarly, in accordance with any limitations set forth in their Qualified Plans, Qualified Plan participants may direct through their Qualified Plan administrators the allocation of amounts available for investment among the fund's portfolios. Instructions for any such allocation, or for the purchase or redemption of shares of a portfolio, must be made by the investor's Participating Insurance Company or Qualified Plan administrator, as the case may be, as the record holder of the portfolio's shares. The rights of Participating Insurance Companies and Qualified Plans as record holders of shares of a portfolio are different from the rights of contract holders and Qualified Plan participants. The term "shareholder" in this statement of additional information refers only to Participating Insurance Companies and Qualified Plans, and not to contract holders or Qualified Plan participants.

The fund's prospectuses identify the investment objective and the principal investment policies of each portfolio and the risk factors associated with the portfolio's investments. Whenever an investment policy or restriction states a maximum percentage of a portfolio's assets may be invested in any security or presents a policy regarding quality standards, this standard or other restriction shall be determined immediately after and as a result of the portfolio's investment (other than the limitations on borrowing and illiquid securities and except with respect to the 300% asset coverage required with respect to borrowings). Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the portfolio's investment objectives and policies. Other investment policies of the portfolios and associated risk factors are set forth below. Capitalized terms not otherwise defined herein have the meaning given to them in the prospectus. This statement of additional information should be read in conjunction with the prospectus.

INVESTMENT OBJECTIVES AND CERTAIN POLICIES OF THE PORTFOLIOS

PIONEER AMERICA INCOME VCT PORTFOLIO seeks as high a level of current income as is consistent with the preservation of capital. Normally, the portfolio invests in U.S. government securities and in "when-issued" commitments and repurchase agreements with respect to such securities. The portfolio may invest in U.S. government securities of any maturity and the average maturity of the portfolio may vary significantly. Under normal circumstances, however, the portfolio's dollar-weighted average portfolio maturity is not expected to exceed 20 years.


PIONEER BALANCED VCT PORTFOLIO seeks capital growth and current income by actively managing investments in a diversified portfolio of equity securities and bonds. Normally, equity securities represent 45% to 75% of the portfolio's assets. The portfolio's equity investments include common stocks, interests in real estate investment trusts ("REITs") and securities with common stock characteristics, such as convertible bonds, depositary receipts, warrants, rights and preferred stocks. Normally, portfolio investments in debt securities include U.S. government securities, corporate debt securities, mortgage- and asset-backed securities and commercial paper. Up to 10% of the portfolio's net assets (at the time of purchase) may be invested in debt securities rated below investment grade.


As of May 1, 2001, Pioneer Investment Management, Inc., ("Pioneer"), the portfolio's investment adviser, has engaged Prudential Investment Management, Inc. ("Prudential") to act as the portfolio's subadviser. Pioneer oversees the fund's operations and supervises Prudential, which is responsible for the day-to-day management of the portfolio's investments.


PIONEER EMERGING MARKETS VCT PORTFOLIO seeks long-term growth of capital through investment primarily in securities of emerging market issuers. Although the portfolio invests in both equity and debt securities, it normally emphasizes equity securities in its portfolio.


Under normal circumstances, at least 65% of the portfolio's total assets are invested in securities of companies that are domiciled or primarily doing business in emerging countries and securities of these countries' governmental issuers. For purposes of the portfolio's investments, "emerging countries" are countries with economies or securities markets that are not considered by Pioneer to be developed. Currently, emerging countries include: Algeria, Argentina, Bangladesh, Brazil, Bulgaria, Chile, China, Columbia, Costa Rica, Czech Republic, Ecuador, Egypt, Ghana, Greece, Hong Kong, Hungary, India, Indonesia, Israel, Jamaica, Jordan, Kenya, Kuwait, Malaysia, Mexico, Morocco, Nigeria, Pakistan, Peru, the Philippines, Poland, Russia, Singapore, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Uruguay, Venezuela, Vietnam and Zimbabwe. At Pioneer's discretion, the portfolio may invest in other emerging countries. The portfolio may also invest up to 35% of its total assets in equity and debt securities of companies in developed countries, other than the U.S., and of such countries' governmental issuers and in short-term investments. Although the portfolio may invest in both equity and debt securities, Pioneer expects that equity and equity-related securities will constitute the majority of the portfolio's assets.


PIONEER EQUITY-INCOME VCT PORTFOLIO seeks current income and long-term capital growth primarily by investing in the income producing equity securities of U. S. corporations. Normally, at least 80% of the portfolio's total assets will be invested in income-producing equity securities. The remainder of the portfolio's assets may be invested in debt obligations, most of which are expected to be securities convertible into common stock. Pioneer will invest no more than 10% of the portfolio's total assets in lower rated debt securities, including convertible securities, or unrated debt securities of comparable quality. The portfolio may invest up to 25% of its total assets in REITs.

PIONEER EUROPE VCT PORTFOLIO seeks long-term growth of capital through investment primarily in equity securities of European issuers.


Under normal circumstances at least 80% of the total assets of the portfolio are invested in equity securities of European issuers, which consist of common stock and securities with common stock characteristics, such as preferred stock, warrants, rights, depositary receipts and debt securities convertible into common stock.


The portfolio may invest in the securities of companies domiciled in any European country, including but not limited to Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The portfolio may invest up to 10% of its total assets in securities of companies with principal executive offices located in Eastern European countries and which trade on recognized European exchanges


PIONEER EUROPE SELECT VCT PORTFOLIO invests for capital growth by investing in a portfolio of mid- to large-cap securities consisting primarily of equity securities of European issuers.


Under normal circumstances, the portfolio invests at least 80% of its total assets in equity securities of European issuers. The portfolio's investments in equity securities include common stock and other equity instruments, such as preferred stock, warrants, rights and debt securities convertible into common stock and depositary receipts for such securities.

The portfolio may invest in the securities of companies domiciled in any European country. European countries are those countries located west of the Urals, including but not limited to Austria, Belgium, Bulgaria, the Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Ireland, Italy, the Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland and the United Kingdom.

PIONEER GLOBAL FINANCIALS VCT PORTFOLIO invests for capital growth by investing in a portfolio of securities consisting primarily of equity securities of financial services companies.

Under normal circumstances, the portfolio invests at least 65% of its total assets in equity securities of U.S. and non-U.S. financial services companies. The portfolio's investments in equity securities include common stock and other equity instruments, such as preferred stock, warrants, rights and debt securities convertible into common stock and depositary receipts for such securities.

The portfolio concentrates its investments in the group of related industries that comprise the financial services sector. Pioneer considers a company to be part of the financial services sector if it has been given a financial services industry or sector classification by a third party in the business of providing issuer classifications, ratings or indices. The industries that comprise the financial services sector include, but are not limited to: commercial banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, leasing companies, and insurance companies (including multiline, property and casualty, life and health).

PIONEER GLOBAL HEALTH CARE VCT PORTFOLIO invests for capital growth by investing in a portfolio of securities consisting primarily of equity securities of health care companies.

Under normal circumstances, the portfolio invests at least 65% of its total assets in equity securities of U.S. and non-U.S. health care companies. The portfolio's investments in equity securities include common stock and other equity instruments, such as preferred stock, warrants, rights and debt securities convertible into common stock and depositary receipts for such securities.

The portfolio concentrates its investments in the group of related industries that comprise the health care sector. Pioneer considers a company to be part of the health care sector if it has been given a health care industry or sector classification by a third party in the business of providing issuer classifications, ratings or indices. The industries that comprise the health care sector, include but are not limited to: companies engaged in the design, manufacture or sale of products or services used in connection with health care or medicine such as: pharmaceutical companies; firms that design, manufacture, sell or supply medical, dental and optical products, hardware or services; companies involved in the biotechnology, medical diagnostic and biochemical research and development; and companies involved in the operation of health care facilities.

PIONEER GLOBAL TELECOMS VCT PORTFOLIO invests for capital growth by investing in a portfolio of securities consisting primarily of equity securities of telecommunications companies.

Under normal circumstances, the portfolio invests at least 65% of its total assets in equity securities of U.S. and non-U.S. telecommunications companies. The portfolio's investments in equity securities include common stock and other equity instruments, such as preferred stock, warrants, rights and debt securities convertible into common stock and depositary receipts for such securities.

The portfolio concentrates its investments in the group of related industries that comprise the telecommunications sector, which includes the communications, broadcasting and communications equipment industries. Pioneer considers a company to be part of the telecommunications sector if it has been given a communications, broadcasting or communications equipment industry or sector classification by a third party in the business of providing issuer classifications, ratings or indices. The industries that comprise the telecommunications sector include, but are not limited to: telephone companies (local and long distance); wireless communications companies; companies providing integrated communications services; companies providing alternative carrier services; companies providing equipment for networking or telecommunications; and broadcasting companies (television, radio and cable).


PIONEER GROWTH SHARES VCT PORTFOLIO seeks appreciation of capital primarily through investments in equity securities of U.S. companies. Equity securities include common stocks and other equity instruments, such as convertible debt, warrants, rights, interests in REITs and preferred stocks.


PIONEER HIGH YIELD VCT PORTFOLIO seeks to maximize total return through a combination of income and capital appreciation. The portfolio invests in below investment grade (high yield) debt securities and preferred stocks to maximize total return.

Normally, the portfolio invests at least 65% of its total assets (at the time of purchase) in below investment grade (high yield) debt securities and preferred stocks. These high yield securities may be convertible into the equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

The portfolio's investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The portfolio invests in securities with a broad range of maturities.

PIONEER INTERNATIONAL GROWTH VCT PORTFOLIO seeks long-term growth of capital.


Under normal circumstances, at least 80% of the portfolio's total assets are invested in equity securities of non-U.S. issuers consisting of common stock and securities with common stock characteristics, such as preferred stock, warrants, rights and debt securities convertible into common stock and depositary receipts for such securities. The portfolio currently intends to invest in securities of issuers located in the following developed countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom as well as the countries with emerging markets.


Under normal circumstances at least 65% of the portfolio's total assets will be invested in securities of companies domiciled in at least three different foreign countries. The portfolio may invest more than 25% of its total assets in the securities of corporate issuers located in each of Japan and the United Kingdom and more than 25% of the portfolio's total assets, adjusted to reflect currency transactions and positions, may be denominated in the Japanese yen and the British pound. Investment of a substantial portion of the portfolio's assets in such countries or currencies will subject the portfolio to the risks of adverse securities markets, exchange rates and social, political or economic events which may occur in those countries.


The portfolio may invest without limitation in securities of issuers located in countries with emerging economies or securities markets, but will not invest more than 25% of its total assets in securities of issuers located in any one such country.


PIONEER MID-CAP VALUE (FORMERLY CAPITAL GROWTH) VCT PORTFOLIO seeks capital appreciation through a diversified portfolio of equity securities. Under normal circumstances, the portfolio invests at least 80% of its total assets in equity securities. The portfolio focuses its investments in equity securities of mid-size companies, and the portfolio normally invests at least 65% of its total assets in equity securities of companies with market capitalizations within the range of market capitalizations of issuers included in Standard & Poor's MidCap 400 Index. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights and preferred stocks.


PIONEER MONEY MARKET VCT PORTFOLIO seeks current income consistent with preserving capital and providing liquidity. The portfolio should be considered as a temporary investment rather than as an income or cash management vehicle. Pioneer will invest the portfolio's assets in the following types of high quality money market instruments.

         -     U.S. government securities

         - Obligations of U.S. banks and their non-U.S. branches, savings and loan associations with total assets in excess of $1 billion and certain smaller banks and savings and loan associations satisfying criteria described in the statement of additional information. These obligations include certificates of deposit and bankers' acceptances.


         - Commercial Paper: that is, short-term unsecured promissory notes of corporations, including variable amount master demand notes rated, on the date of investment, A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or P-1 by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, issued by companies having outstanding debt rated AAA or AA by Standard & Poor's or Aaa or Aa by Moody's.


         - Short-Term Corporate Debt Securities: that is, bonds and debentures with no more than 397 days remaining to maturity at date of settlement and rated AAA or AA by Standard & Poor's or Aaa or Aa by Moody's.


The portfolio may enter into repurchase agreements with approved banks and broker-dealers for periods not to exceed seven days and only with respect to U.S. government securities that, throughout the period, have a value at least equal to the amount of the repurchase agreement (including accrued interest). No more than 25% of the portfolio's assets will be invested in any one industry, except that there is no percentage limitation on investments in bank obligations or U.S. government securities.


High quality securities are divided into "first tier" and "second tier" securities. FIRST TIER SECURITIES have received the highest rating (e.g., Standard & Poor's A-1 rating) from at least two rating services (or one, if only one has rated the security). SECOND TIER SECURITIES have received ratings within the two highest categories (e.g., Standard & Poor's A-1 or A-2) from at least two rating services (or one, if only one has rated the security), but do not qualify as first tier securities. If a security has been assigned different ratings by different rating services, at least two rating services must have assigned the higher rating in order for Pioneer to determine eligibility on the basis of that higher rating. Based on procedures adopted by the fund's Board of Trustees, Pioneer may determine that an unrated security is of equivalent quality to a rated first or second tier security.


As a money market fund, the portfolio is subject to the following special diversification requirements. The portfolio may not invest more than 5% of its total assets in securities issued by or subject to demand features from any one issuer (except U.S. government securities and repurchase agreements collateralized by such securities). In addition, the portfolio may not invest
(1) more than 5% of its total assets in second tier securities or (2) more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer (other than U.S. government securities).

The portfolio must limit investments to securities with remaining maturities of 397 days or less and must maintain a dollar-weighted average maturity of 90 days or less.


PIONEER FUND (FORMERLY GROWTH AND INCOME) VCT PORTFOLIO seeks reasonable income and growth of capital by investing in a broad list of carefully selected, reasonably priced securities. Most of the portfolio's assets are invested in common stocks and other equity securities, primarily of U.S. issuers, such as preferred stocks, depositary receipts and securities convertible into common stock, but the portfolio may also invest in debt securities and cash equivalent investments. The largest portion of the portfolio's assets is invested in securities that have paid dividends within the preceding twelve months, but some non-income producing securities are held for anticipated increases in value. The portfolio may invest in non-U.S. securities. While there is no requirement to do so, the portfolio intends to limit its investments in foreign securities to no more than 10% of its total assets.

PIONEER REAL ESTATE GROWTH VCT PORTFOLIO seeks long-term growth of capital primarily through investments in REITs and other real estate industry issuers. Current income is the portfolio's secondary investment objective. The portfolio will invest in a non-diversified portfolio consisting of equity securities of REITs and other real estate industry issuers and, to a lesser extent, in debt securities of such issuers and in mortgage-backed securities. Normally, at least 75% of the portfolio's assets will be invested in equity securities of REITs and other real estate industry issuers.


PIONEER SCIENCE & TECHNOLOGY VCT PORTFOLIO seeks capital growth through investment in the common stock and other equity securities of companies expected to benefit from the development, advancement or use of science or technology.

Normally, the portfolio invests at least 65% of its total assets (at time of purchase) in the common stock and other equity securities of companies Pioneer expects to benefit from the development, advancement or use of science or technology. The portfolio considers securities that trade like common stocks, such as convertible debt, warrants, and preferred stocks, to be equity securities.

The portfolio has the flexibility to invest in any company or industry that Pioneer believes will benefit from the development, advancement or use of science or technology. The portfolio's holdings are likely to include companies from industries directly related to technological and scientific development. The portfolio's holdings may include companies from industries outside the technology and science industries if Pioneer believes such companies may benefit from the use of scientific or technological discoveries and developments.

PIONEER SMALL COMPANY VCT PORTFOLIO seeks capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks of small-cap companies.


The portfolio invests primarily in equity securities of companies with market capitalizations of less than $1 billion at the time of investment. Normally, the portfolio invests at least 65% of its total assets in these securities. The portfolio may continue to hold securities of any company if its market value exceeds $1 billion. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights, interests in real estate investment trusts (REITs) and preferred stocks.


PIONEER STRATEGIC INCOME VCT PORTFOLIO invests in debt securities for a high level of current income. Under normal circumstances, the portfolio invests at least 80% of its total assets in debt securities.

PIONEER SWISS FRANC BOND VCT PORTFOLIO seeks to approximate the performance of the Swiss franc relative to the U.S. dollar while earning a reasonable level of income. Normally, the portfolio invests at least 65% of its total assets in (1) government and corporate debt securities that are denominated in Swiss francs and (2) combinations of forward foreign currency exchange contracts and debt securities that are not denominated in Swiss francs ("non-Swiss franc securities") designed to link the value of the investment in the non-Swiss franc security to the performance of the Swiss franc. Pioneer expects that these combination investments generally will represent no more than 25% of the portfolio's total assets. The portfolio's investments in debt securities are investment grade (i.e., rated "BBB" or higher by Standard & Poor's or "Baa" or higher by Moody's or, if unrated, determined by Pioneer to be of comparable quality). The portfolio's weighted average maturity normally will not exceed three years, but may be as long as five years if Pioneer determines that a longer weighted average maturity is appropriate in response to existing or expected market conditions. The portfolio may invest up to 35% of its total assets in investment grade commercial paper, bank obligations and money market instruments which may be denominated in the Swiss franc or other currencies. Normally, at least 50% of the portfolio's investments will be denominated in Swiss francs.

INVESTMENTS IN INITIAL PUBLIC OFFERINGS

To the extent consistent with their investment objectives, each equity portfolio--in particular Europe Select, Global Financials, Global Health Care, Global Telecoms, Science & Technology and Small Company Portfolios--may invest in initial public offerings of equity securities. The market for such securities may be more volatile and entail greater risk of loss than investments in more established companies. Investments in initial public offerings may represent a significant portion of the portfolio's investment performance. No portfolio can assure that investments in initial public offerings will continue to be available to the portfolio or, if available, will result in positive investment performance. In addition, as the portfolio grows in size, the impact of investments in initial public offerings on the overall performance of the portfolio is likely to decrease.

DEBT SECURITIES SELECTION

In selecting fixed income securities for a portfolio, Pioneer gives primary consideration to the portfolio's investment objective, the attractiveness of the market for debt securities given Pioneer's outlook for the equity markets and the portfolio's liquidity requirements. Once Pioneer determines to allocate a portion of the portfolio's assets to debt securities, Pioneer generally focuses on short-term instruments to provide liquidity and may invest in a range of fixed income securities if the portfolio is investing in such instruments for income or capital gains. Pioneer selects individual securities based on broad economic factors and issuer specific factors including the terms of the securities (such as yields compared to U.S. Treasuries or comparable issues), liquidity and rating, sector and issuer diversification.

CONVERTIBLE DEBT SECURITIES

A portfolio may invest in convertible debt securities which are debt obligations convertible at a stated exchange rate or formula into common stock or other equity securities of or owned by the issuer. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently may be of higher quality and entail less risk than the issuer's common stock. As with all debt securities, the market values of convertible securities tend to increase when interest rates decline and, conversely, tend to decline when interest rates increase.

DEBT SECURITIES RATING CRITERIA

Investment grade debt securities are those rated "BBB" or higher by Standard & Poor's, the equivalent rating of other nationally recognized securities rating organizations or determined to be of equivalent credit quality by Pioneer. Debt securities rated BBB are considered medium grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken the issuer's ability to pay interest and repay principal. If the rating of an investment grade debt security falls below investment grade, Pioneer will consider if any action is appropriate in light of the portfolio's investment objective and policies.

Below investment grade debt securities are those rated "BB" and below by Standard & Poor's or the equivalent rating of other nationally recognized securities rating organizations or determined by Pioneer to be of equivalent credit quality. See Appendix B for a description of rating categories.

Below investment grade debt securities or comparable unrated securities are commonly referred to as "junk bonds" and are considered predominantly speculative and may be questionable as to principal and interest payments. Changes in economic conditions are more likely to lead to a weakened capacity to make principal payments and interest payments. The amount of high yield securities outstanding has proliferated as an increasing number of issuers have used high yield securities for corporate financing. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower quality securities will have an adverse effect on a portfolio's net asset value to the extent that it invests in such securities. In addition, a portfolio that invests in non-investment grade debt securities may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.


The secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on a portfolio's ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, a portfolio could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a portfolio's net asset value.


Since investors generally perceive that there are greater risks associated with lower quality debt securities of the type in which a portfolio may invest a portion of its assets, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the debt securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.

Lower rated and comparable unrated debt securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. However, lower rated securities generally involve greater risks of loss of income and principal than higher rated securities. Pioneer will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends and corporate developments.

DEBT OBLIGATIONS OF NON-U.S. GOVERNMENTS

Certain portfolios may invest in debt obligations of non-U.S. governments. An investment in debt obligations of non-U.S. governments and their political subdivisions (sovereign debt) involves special risks that are not present in corporate debt obligations. The non-U.S. issuer of the sovereign debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a portfolio may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of debt obligations of U.S. issues. In the past, certain non-U.S. countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient non-U.S. exchange, the relative size of the debt service burden, the sovereign debtor's policy toward its principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from non-U.S. governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.


EURODOLLAR INSTRUMENTS AND SAMURAI AND YANKEE BONDS. The Strategic Income Portfolio may invest in Eurodollar instruments and Samurai and Yankee bonds. Eurodollar instruments are bonds of corporate and government issuers that pay interest and principal in U.S. dollars but are issued in markets outside the United States, primarily in Europe. Samurai bonds are yen-denominated bonds sold in Japan by non-Japanese issuers. Yankee bonds are U.S. dollar denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations. The portfolio may also invest in Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("Yankee CDs"). ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks; ETDs are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or in a foreign bank; and Yankee CDs are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the U.S. These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, foreign withholding or other taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.



RISKS OF NON-U.S. INVESTMENTS

Investing in the securities of non-U.S. issuers involves considerations and risks not typically associated with investing in the securities of issuers in the U.S. These risks are heightened with respect to investments in countries with emerging markets and economies. The risks of investing in securities of non-U.S. issuers generally, or in issuers with significant exposure to non-U.S. markets, may be related, among other things, to (i) differences in size, liquidity and volatility of, and the degree and manner of regulation of, the securities markets of certain non-U.S. markets compared to the securities markets in the U.S.; (ii) economic, political and social factors; and (iii) foreign exchange matters, such as restrictions on the repatriation of capital, fluctuations in exchange rates between the U.S. dollar and the currencies in which a portfolio's securities are quoted or denominated, exchange control regulations and costs associated with currency exchange. The political and economic structures in certain countries, particularly emerging markets, are expected to undergo significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Unanticipated political or social developments may affect the values of a portfolio's investments in such countries. The economies and securities and currency markets of many emerging markets have experienced significant disruption and declines. There can be no assurances that these economic and market disruptions will not continue.


INVESTMENTS IN EMERGING MARKETS. Several portfolios may invest in securities of issuers in countries with emerging economies or securities markets. Emerging economies or securities markets will generally include, but not be limited to, countries included in the MSCI Emerging Markets Free Index. The portfolios will generally focus on emerging markets that do not impose unusual trading requirements which tend to restrict the flow of investments. In addition, the portfolios may invest in unquoted securities, including securities of emerging market issuers.

NON-U.S. SECURITIES MARKETS AND REGULATIONS. There may be less publicly available information about non-U.S. markets and issuers than is available with respect to U.S. securities and issuers. Non-U.S. companies generally are not subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The trading markets for most non-U.S. securities are generally less liquid and subject to greater price volatility than the markets for comparable securities in the U.S. The markets for securities in certain emerging markets are in the earliest stages of their development. Even the markets for relatively widely traded securities in certain non-U.S. markets, including emerging market countries, may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the U.S. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity. The less liquid a market, the more difficult it may be for a portfolio to price its portfolio securities accurately or to dispose of such securities at the times determined by Pioneer to be appropriate. The risks associated with reduced liquidity may be particularly acute in situations in which a portfolio's operations require cash, such as in order to meet redemptions and to pay its expenses.

ECONOMIC, POLITICAL AND SOCIAL FACTORS. Certain countries, including emerging markets, may be subject to a greater degree of economic, political and social instability than is the case in the U.S. and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision making; (ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Such economic, political and social instability could significantly disrupt the financial markets in such countries and the ability of the issuers in such countries to repay their obligations. Investing in emerging market countries also involves the risk of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging country, a portfolio could lose its entire investment in that country.

Certain emerging market countries restrict or control foreign investment in their securities markets to varying degrees. These restrictions may limit a portfolio's investment in those markets and may increase the expenses of a portfolio. In addition, the repatriation of both investment income and capital from certain markets in the region is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of a portfolio's operation.

Economies in individual countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many countries have experienced substantial, and in some cases extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging countries.

Unanticipated political or social developments may also affect the values of the fund's investments and the availability to the fund of additional investments in such countries. During 1997 and 1998, the political stability, economies and securities and currency markets of many markets in India and the Asian subcontinent experienced significant disruption and declines. There can be no assurances that these economic and market disruptions will not continue or spread to other countries in the region.

Economies in emerging market countries generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, affected adversely by economic conditions in the countries with which they trade.

CURRENCY RISKS. Because certain portfolios, under normal circumstances, will invest a substantial portion of their assets in securities which are denominated or quoted in foreign currencies, the strength or weakness of the U.S. dollar against such currencies will affect a portfolio's investment performance. A decline in the value of any particular foreign currency against the U.S. dollar will cause a decline in the U.S. dollar value of the portfolio's holdings of securities denominated or quoted in such currency and, therefore, may cause an overall decline in the portfolio's net asset value and any net investment income and capital gains to be distributed in U.S. dollars to shareholders of the portfolio. Even if the portfolio attempts to hedge against the effects of adverse changes in foreign currency exchange rates, there will be significant limitations on the portfolio's ability to hedge effectively against the currency risks associated with its portfolio investments.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the U.S., and other economic and financial conditions affecting the world economy.

Although these portfolios value their assets daily in terms of U.S. dollars, the portfolios do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. A portfolio may do so from time to time, however, and investors should be aware of the costs of currency conversion. Although currency dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a portfolio one rate, while offering a lesser rate of exchange should the portfolio desire to sell that currency to the dealer.

CUSTODIAN SERVICES AND RELATED INVESTMENT COSTS. Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the U.S. Such markets have settlement and clearance procedures that differ from those in the U.S. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a portfolio to make intended securities purchases due to settlement problems could cause the portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a portfolio due to a subsequent decline in value of the portfolio security or could result in possible liability to a portfolio. In addition, security settlement and clearance procedures in some emerging countries may not fully protect a portfolio against loss or theft of its assets.


WITHHOLDING AND OTHER TAXES. A portfolio will be subject to taxes, including withholding taxes, on income (possibly including, in some cases, capital gains) that are or may be imposed by certain countries with respect to its investments in such countries. These taxes will reduce the return achieved by a portfolio. Treaties between the U.S. and such countries may not be available to reduce the otherwise applicable tax rates.


ECONOMIC MONETARY UNION (EMU). On January 1, 1999, 11 European countries adopted a single currency - the Euro. The conversion to the Euro is being phased in over a three-year period. During this time, valuation, systems and other operational problems may occur in connection with a portfolio's investments quoted in the Euro. For participating countries, EMU will mean sharing a single currency and single official interest rate and adhering to agreed upon limits on government borrowing. Budgetary decisions will remain in the hands of each participating country but will be subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate to maintain price stability within the Euro zone.

EMU is driven by the expectation of a number of economic benefits, including lower transaction costs, reduced exchange risk, greater competition, and a broadening and deepening of European financial markets. However, there are a number of significant risks associated with EMU. Monetary and economic union on this scale has never been attempted before. There is a significant degree of uncertainty as to whether participating countries will remain committed to EMU in the face of changing economic conditions. This uncertainty may increase the volatility of European markets.

INVESTMENTS IN DEPOSITARY RECEIPTS. Portfolios may invest in securities of non-U.S. issuers in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) and other similar instruments. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs and GDRs and other similar global instruments in bearer form are designed for use in non-U.S. securities markets.


ADRs are denominated in U.S. dollars and represent an interest in the right to receive securities of non-U.S. issuers deposited in a U.S. bank or correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of non-U.S. issuers. However, by investing in ADRs rather than directly in equity securities of non-U.S. issuers, a portfolio will avoid currency risks during the settlement period for either purchase or sales. EDRs and GDRs are not necessarily quoted in the same currency as the securities which they represent.



For purposes of the portfolios' investment policies, investments in ADRs, EDRs, GDRs and similar instruments will be deemed to be investments in the equity securities of non-U.S. issuers. Portfolios may acquire depositary receipts from banks that do not have a contractual relationship with the issuer of the security underlying the depositary receipt to issue and secure such depositary receipt. To the extent a portfolio invests in such unsponsored depositary receipts there may be an increased possibility that the portfolio may not become aware of events affecting the underlying security and thus the value of the related depositary receipt. In addition, certain benefits (i.e., rights offerings) which may be associated with the security underlying the depositary receipt may not inure to the benefit of the holder of such depositary receipt.


U.S. GOVERNMENT SECURITIES


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U.S. government securities in which certain portfolios invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government, including the Federal Housing Administration, Federal Financing Bank, Farmers Home Administration, Export-Import Bank of the U.S., Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association, Resolution Trust Corporation and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing reorganization since 1987). Some U.S. government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (ii) the discretionary authority of the U.S. government to purchase the agency's obligations, such as securities of the FNMA; or (iii) only the credit of the issuer. No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States. Securities guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or any of its agencies, authorities or instrumentalities; and (ii) participations in loans made to non-U.S. governments or other entities that are so guaranteed. The secondary market for certain of these participations is limited and, therefore, may be regarded as illiquid.



U.S. government securities may include zero coupon securities that may be purchased when yields are attractive and/or to enhance portfolio liquidity. Zero coupon U.S. government securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon U.S. government securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but generally require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. government securities that make regular payments of interest. A portfolio accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy a portfolio's distribution obligations, in which case a portfolio will forego the purchase of additional income producing assets with these funds. Zero coupon U.S. government securities include STRIPS and CUBES, which are issued by the U.S. Treasury as component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.


MUNICIPAL OBLIGATIONS


Certain portfolios may purchase municipal obligations when Pioneer believes that they offer favorable rates of income or capital gain potential when compared to a taxable investment. The term "municipal obligations" generally is understood to include debt obligations issued by municipalities to obtain funds for various public purposes, the interest on which is, in the opinion of bond counsel to the issuer, excluded from gross income for U.S. federal income tax purposes. In addition, if the proceeds from private activity bonds are used for the construction, repair or improvement of privately operated industrial or commercial facilities, the interest paid on such bonds may be excluded from gross income for U.S federal income tax purposes, although current federal tax laws place substantial limitations on the size of these issues. A portfolio's distributions of any interest it earns on municipal obligations will be taxable to shareholders as ordinary income.


The two principal classifications of municipal obligations are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Sizable investments in these obligations could involve an increased risk to a portfolio should any of the related facilities experience financial difficulties. Private activity bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. There are, of course, variations in the security of municipal obligations, both within a particular classification and between classifications.

MORTGAGE-BACKED SECURITIES


Certain portfolios may invest in mortgage pass-through certificates, multiple-class pass-through securities and mortgage derivatives. The mortgage derivatives that a portfolio may invest in include interests in collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs"), stripped mortgage backed securities ("SMBS"), interest only mortgage backed securities ("IOs") and principal only mortgage backed securities ("POs"). A mortgage-backed security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Mortgage-backed securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities' effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a portfolio's assets at the time the portfolio receives the payments for reinvestment. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed income securities, due to the likelihood of increased prepayments of mortgages as interest rates decline. If a portfolio buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the portfolio's principal investment to the extent of the premium paid.


The value of mortgage-backed securities may also change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

GUARANTEED MORTGAGE PASS-THROUGH SECURITIES. Guaranteed mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. governmental or private lenders and guaranteed by the U.S. government or one of its agencies or instrumentalities, including but not limited to GNMA, FNMA and FHLMC. GNMA certificates are guaranteed by the full faith and credit of the U.S. government for timely payment of principal and interest on the certificates. FNMA certificates are guaranteed by FNMA, a federally chartered and privately owned corporation, for full and timely payment of principal and interest on the certificates. FHLMC certificates are guaranteed by FHLMC, a corporate instrumentality of the U.S. government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Because there are no direct or indirect government or agency guarantees of payments in pools created by such non-governmental issuers, they generally offer a higher rate of interest than government and government-related pools. Timely payment of interest and principal of these pools may be supported by insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Mortgage-related securities without insurance or guarantees may be purchased if Pioneer determines that the securities meet a portfolio's quality standards. Mortgage-related securities issued by certain private organizations may not be readily marketable.


MULTIPLE-CLASS PASS-THROUGH SECURITIES AND CMOS. CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. government agencies and instrumentalities as well as private issuers. REMICs are CMO vehicles that qualify for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code") and invest in mortgages principally secured by interests in real property and other investments permitted by the Code. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.


Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.


STRIPPED MORTGAGE-BACKED SECURITIES. SMBS are multiple-class mortgage-backed securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. A portfolio invests in SMBS that are usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect. Although the market for these securities is increasingly liquid, Pioneer may determine that certain stripped mortgage-backed securities issued by the U.S. government, its agencies or instrumentalities are not readily marketable. If so, these securities, together with privately-issued stripped mortgage-backed securities, will be considered illiquid for purposes of a portfolio's limitation on investments in illiquid securities. The yields and market risk of interest-only and principal-only SMBS, respectively, may be more volatile than those of other fixed income securities.

Certain portfolios also may invest in planned amortization class ("PAC") and target amortization class ("TAC") CMO bonds which involve less exposure to prepayment, extension and interest rate risks than other mortgage-backed securities, provided that prepayment rates remain within expected prepayment ranges or "collars." To the extent that the prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risks associated with the underlying mortgage assets.

RISK FACTORS ASSOCIATED WITH MORTGAGE-BACKED SECURITIES. Investing in mortgage-backed securities involves certain risks, including the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. In addition, investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities. However, due to adverse tax consequences under current tax laws, none of the portfolios intends to acquire "residual" interests in REMICs. Further, the yield characteristics of mortgage-backed securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates of the underlying instrument, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, a portfolio may fail to recoup fully its investment in mortgage-backed securities notwithstanding any direct or indirect governmental, agency or other guarantee. When a portfolio reinvests amounts representing payments and unscheduled prepayments of principal, it may obtain a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, mortgage-backed securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

ASSET-BACKED SECURITIES

Certain portfolios may invest in asset-backed securities, which are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., trade receivables). The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided.

The underlying assets (e.g., loans) are subject to prepayments which shorten the securities' weighted average maturity and may lower their return. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or trust providing the credit support or enhancement.

STRUCTURED SECURITIES

Certain portfolios may invest in structured securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more references. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the References. The terms of the structured securities may provide in certain circumstances that no principal is due at maturity and, therefore, may result in a loss of the portfolio's investment. Changes in the interest rate or principal payable at maturity may be a multiple of the changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed income securities.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES


The portfolios may purchase securities, including U.S. government securities, on a when-issued basis or may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement period, but no payment or delivery is made by the portfolio prior to the actual delivery or payment by the other party to the transaction. A portfolio will not earn income on these securities until delivered. The purchase of securities on a when-issued or delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. When-issued and delayed delivery transactions will be fully collateralized by segregating liquid assets. See "Asset Segregation."


WARRANTS AND STOCK PURCHASE RIGHTS

Portfolios that invest in equity securities may invest in warrants, which are securities permitting, but not obligating, their holder to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holders to purchase, and they do not represent any rights in the assets of the issuer.

The portfolios that invest in equity securities may also invest in stock purchase rights. Stock purchase rights are instruments, frequently distributed to an issuer's shareholders as a dividend, that entitle the holder to purchase a specific number of shares of common stock on a specific date or during a specific period of time. The exercise price on the rights is normally at a discount from market value of the common stock at the time of distribution. The rights do not carry with them the right to dividends or to vote and may or may not be transferable. Stock purchase rights are frequently used outside of the United States as a means of raising additional capital from an issuer's current shareholders.

As a result, an investment in warrants or stock purchase rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or a stock purchase right does not necessarily change with the value of the underlying securities, and warrants and stock purchase rights expire worthless if they are not exercised on or prior to their expiration date.


INVESTMENTS IN EQUITY SECURITIES


Equity securities, such as common stock, generally represent an ownership interest in a company. While equity securities have historically generated higher average returns than fixed income securities, equity securities have also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of a particular equity security held by a portfolio. Also, the price of equity securities, particularly common stocks, are sensitive to general movements in the stock market. A drop in the stock market may depress the price of equity securities held by a portfolio.


PREFERRED SHARES

A portfolio may invest in preferred shares of beneficial interest of trust instruments. Preferred shares are equity securities, but they have many characteristics of fixed income securities, such as a fixed dividend payment rate and/or a liquidity preference over the issuer's common shares. However, because preferred shares are equity securities, they may be more susceptible to risks traditionally associated with equity investments than a portfolio's fixed income securities.

ILLIQUID SECURITIES

Each portfolio (other than Money Market Portfolio with respect to which the limit is 10% of net assets) will not invest more than 15% of its net assets in illiquid and other securities that are not readily marketable. Repurchase agreements maturing in more than seven days will be included for purposes of the foregoing limit. Securities subject to restrictions on resale under the Securities Act of 1933, as amended (the "1933 Act"), are considered illiquid unless they are eligible for resale pursuant to Rule 144A or another exemption from the registration requirements of the 1933 Act and are determined to be liquid by Pioneer. Pioneer determines the liquidity of Rule 144A and other restricted securities according to procedures adopted by the Board of Trustees. The Board of Trustees monitors Pioneer's application of these guidelines and procedures. The inability of a portfolio to dispose of illiquid investments readily or at reasonable prices could impair a portfolio's ability to raise cash for redemptions or other purposes. If a portfolio sold restricted securities other than pursuant to an exception from registration under the 1933 Act such as Rule 144A, it may be deemed to be acting as an underwriter and subject to liability under the 1933 Act.

REAL ESTATE INVESTMENT TRUSTS ("REITs") AND ASSOCIATED RISK FACTORS


REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Code. Each portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests in addition to the expenses paid by the portfolio. Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs.


Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically REITs have been more volatile in price than the larger capitalization stocks included in Standard & Poor's 500 Stock Index (the "S&P 500").

OTHER INVESTMENT COMPANIES

With the exception of the Money Market Portfolio, which may not purchase securities of other investment companies or investment trusts unless they are acquired as part of a merger, consolidation or acquisition of assets, the portfolios may invest in the securities of other investment companies to the extent that such investments are consistent with a portfolio's investment objective and policies and permissible under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the 1940 Act, a portfolio may not acquire the securities of other domestic or non-U.S. investment companies if, as a result,
(i) more than 10% of a portfolio's total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by a portfolio, or (iii) more than 5% of a portfolio's total assets would be invested in any one investment company. These limitations do not apply to the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all the assets of another investment company. A portfolio will not invest in other investment companies for which Pioneer or any of its affiliates act as an investment adviser or distributor.

A portfolio, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies' expenses, including advisory fees. These expenses are in addition to the direct expenses of a portfolio's own operations.

REPURCHASE AGREEMENTS


A portfolio may enter into repurchase agreements with broker-dealers, member banks of the Federal Reserve System and other financial institutions. Repurchase agreements are arrangements under which a portfolio purchases securities and the seller agrees to repurchase the securities within a specific time and at a specific price. The repurchase price is generally higher than a portfolio's purchase price, with the difference being income to a portfolio. Under the direction of the Board of Trustees, Pioneer reviews and monitors the creditworthiness of any institution which enters into a repurchase agreement with a portfolio. The counterparty's obligations under the repurchase agreement are collateralized with U.S. Treasury and/or agency obligations with a market value of not less than 100% of the obligations, valued daily. Collateral is held by a portfolio's custodian in a segregated, safekeeping account for the benefit of a portfolio. Repurchase agreements afford a portfolio an opportunity to earn income on temporarily available cash at low risk. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, a portfolio may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and a portfolio has not perfected a security interest in the security, a portfolio may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a portfolio would be at risk of losing some or all of the principal and interest involved in the transaction.

SHORT SALES AGAINST THE BOX

Each equity portfolio and the Strategic Income Portfolio may sell securities "short against the box." A short sale involves a portfolio borrowing securities from a broker and selling the borrowed securities. A portfolio has an obligation to return securities identical to the borrowed securities to the broker. In a short sale against the box, a portfolio at all times owns an equal amount of the security sold short or securities convertible into or exchangeable for, with or without payment of additional consideration, an equal amount of the security sold short. The portfolios intend to use short sales against the box to hedge. For example, when a portfolio believes that the price of a current portfolio security may decline, the portfolio may use a short sale against the box to lock in a sale price for a security rather than selling the security immediately. In such a case, any future losses in the portfolio's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position.

If a portfolio effects a short sale against the box at a time when it has an unrealized gain on the security, it may be required to recognize that gain as if it had actually sold the security (a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if a portfolio closes out the short sale with securities other than the appreciated securities held at the time of the short sale provided that certain other conditions are satisfied. Uncertainty regarding certain tax consequences of effecting short sales may limit the extent to which a portfolio may make short sales against the box.

ASSET SEGREGATION

The 1940 Act requires that a portfolio segregate assets in connection with certain types of transactions that may have the effect of leveraging a portfolio's assets. If a portfolio enters into a transaction requiring segregation, such as a forward commitment, the custodian or Pioneer will segregate liquid assets in an amount required to comply with the 1940 Act. Such segregated assets will be valued at market daily. If the aggregate value of such segregated assets declines below the aggregate value required to satisfy the 1940 Act, additional liquid assets will be segregated.

PORTFOLIO TURNOVER

It is the policy of the portfolios not to engage in trading for short-term profits although portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for a portfolio. See Appendix A for each portfolio's annual portfolio turnover rate.

FOREIGN CURRENCY TRANSACTIONS

Portfolios that invest in non-U.S. securities may engage in foreign currency transactions. These transactions may be conducted at the prevailing spot rate for purchasing or selling currency in the foreign exchange market. These portfolios also have authority to enter into forward foreign currency exchange contracts involving currencies of the different countries in which the portfolio invests as a hedge against possible variations in the foreign exchange rates between these currencies and the U.S. dollar. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. The portfolios will not enter into speculative forward foreign currency contracts.

Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of a portfolio, accrued in connection with the purchase and sale of its portfolio securities quoted in foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in such foreign currencies. There is no guarantee that a portfolio will be engaged in hedging activities when adverse exchange rate movements occur. A portfolio will not attempt to hedge all of its foreign portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by Pioneer.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also limit the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a portfolio to hedge against a devaluation that is so generally anticipated that a portfolio is not able to contract to sell the currency at a price above the devaluation level it anticipates.

A portfolio may also engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency, if Pioneer determines that there is a pattern of correlation between the two currencies. Cross-hedging may also include entering into a forward transaction involving two foreign currencies, using one foreign currency as a proxy for the U.S. dollar to hedge against variations in the other foreign currency, if Pioneer determines that there is a pattern of correlation between the proxy currency and the U.S. dollar.

The cost to a portfolio of engaging in foreign currency transactions varies with such factors as the currency involved, the size of the contract, the length of the contract period, differences in interest rates between the two currencies and the market conditions then prevailing. Since transactions in foreign currency and forward contracts are usually conducted on a principal basis, no fees or commissions are involved. A portfolio may close out a forward position in a currency by selling the forward contract or by entering into an offsetting forward contract.


The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward contracts to protect the value of a portfolio's investments against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which a portfolio can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the U.S. dollar value of only a portion of a portfolio's foreign assets.


While a portfolio will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. While a portfolio may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the portfolio than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between a portfolio's holdings of securities quoted or denominated in a particular currency and forward contracts entered into by the portfolio. Such imperfect correlation may cause a portfolio to sustain losses which will prevent a portfolio from achieving a complete hedge or expose a portfolio to risk of foreign exchange loss.

Over-the-counter markets for trading foreign forward currency contracts offer less protection against defaults than is available when trading in currency instruments on an exchange. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a portfolio of unrealized profits or force a portfolio to cover its commitments for purchase or resale, if any, at the current market price.

If a portfolio enters into a forward contract to purchase foreign currency, the custodian or Pioneer will segregate liquid assets. See "Asset Segregation."

OPTIONS ON FOREIGN CURRENCIES

Portfolios that invest in non-U.S. securities may purchase and write options on foreign currencies for hedging purposes in a manner similar to that of transactions in forward contracts. For example, a decline in the dollar value of a foreign currency in which portfolio securities are quoted or denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In an attempt to protect against such decreases in the value of portfolio securities, the portfolio may purchase put options on the foreign currency. If the value of the currency declines, a portfolio will have the right to sell such currency for a fixed amount of dollars which exceeds the market value of such currency. This would result in a gain that may offset, in whole or in part, the negative effect of currency depreciation on the value of a portfolio's securities quoted or denominated in that currency.

Conversely, if a rise in the dollar value of a currency is projected for those securities to be acquired, thereby increasing the cost of such securities, a portfolio may purchase call options on such currency. If the value of such currency increases, the purchase of such call options would enable a portfolio to purchase currency for a fixed amount of dollars which is less than the market value of such currency. Such a purchase would result in a gain that may offset, at least partially, the effect of any currency related increase in the price of securities a portfolio intends to acquire. As in the case of other types of options transactions, however, the benefit a portfolio derives from purchasing foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, a portfolio could sustain losses on transactions in foreign currency options which would deprive it of a portion or all of the benefits of advantageous changes in such rates.

A portfolio may also write options on foreign currencies for hedging purposes. For example, if a portfolio anticipated a decline in the dollar value of securities quoted or denominated in a foreign currency because of declining exchange rates, it could, instead of purchasing a put option, write a covered call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decrease in value of portfolio securities will be partially offset by the amount of the premium received by a portfolio.

Similarly, a portfolio could write a put option on the relevant currency, instead of purchasing a call option, to hedge against an anticipated increase in the dollar cost of securities to be acquired. If exchange rates move in the manner projected, the put option will expire unexercised and allow the portfolio to offset such increased cost up to the amount of the premium. However, as in the case of other types of options transactions, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, only if rates move in the expected direction. If unanticipated exchange rate fluctuations occur, the option may be exercised and a portfolio would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. As a result of writing options on foreign currencies, a portfolio also may be required to forego all or a portion of the

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

benefits which might otherwise have been obtained from favorable movements in currency exchange rates.

A call option written on foreign currency by a portfolio is "covered" if the portfolio owns the underlying foreign currency subject to the call, or if it has an absolute and immediate right to acquire that foreign currency without additional cash consideration. A call option is also covered if a portfolio holds a call on the same foreign currency for the same principal amount as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or (b) greater than the exercise price of the call written if the amount of the difference is maintained by a portfolio in cash or liquid securities. See "Asset Segregation."

A portfolio may close out its position in a currency option by either selling the option it has purchased or entering into an offsetting option. An exchange-traded options position may be closed out only on an options exchange which provides a secondary market for an option of the same series. Although a portfolio will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a portfolio would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying currencies pursuant to the exercise of put options. If a portfolio as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying currency (or security quoted or denominated in that currency) until the option expires or it delivers the underlying currency upon exercise.

A portfolio may also use options on currencies to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates of a different currency with a pattern of correlation. Cross-hedging may also include using a foreign currency as a proxy for the U.S. dollar, if Pioneer determines that there is a pattern of correlation between that currency and the U.S. dollar.

A portfolio may purchase and write over-the-counter options to the extent consistent with its limitation on investments in illiquid securities. Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close out options purchased or written by a portfolio.

OPTIONS ON SECURITIES AND SECURITIES INDICES

Each portfolio may purchase put and call options on any security in which it may invest or options on any securities index based on securities in which it may invest. Each portfolio would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased.

WRITING CALL AND PUT OPTIONS ON SECURITIES. A call option written by a portfolio obligates the portfolio to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by a portfolio are covered, which means that the portfolio will own the securities subject to the options as long as the options are outstanding, or a portfolio will use the other methods described below. A portfolio's purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, a portfolio may forego the opportunity to profit from an increase in the market price of the underlying security.

A put option written by a portfolio would obligate the portfolio to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by a portfolio would be covered, which means that the portfolio would have segregated assets with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for a portfolio. However, in return for the option premium, a portfolio accepts the risk that it may be required to purchase the underlying security at a price in excess of its market value at the time of purchase.

Call and put options written by a portfolio will also be considered to be covered to the extent that the portfolio's liabilities under such options are wholly or partially offset by its rights under call and put options purchased by a portfolio. In addition, a written call option or put may be covered by entering into an offsetting forward contract and/or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces a portfolio's net exposure on its written option position.

WRITING CALL AND PUT OPTIONS ON SECURITIES INDICES. A portfolio may also write
(sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segments of the securities market rather than price fluctuations in a single security.

A portfolio may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional consideration if cash in such amount is segregated) upon conversion or exchange of other securities in its portfolio. A portfolio may cover call and put options on a securities index by segregating assets with a value equal to the exercise price.

PURCHASING CALL AND PUT OPTIONS. A portfolio would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a portfolio, in return for the premium paid, to purchase specified securities at a specified price during the option period. A portfolio would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the portfolio would realize either no gain or a loss on the purchase of the call option.

A portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle a portfolio, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a portfolio's securities. Put options may also be purchased by a portfolio for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A portfolio would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise a portfolio would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

A portfolio may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

RISKS OF TRADING OPTIONS. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option, or at any particular time. If a portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, a portfolio will not be able to sell the underlying securities or dispose of its segregated assets until the options expire or are exercised. Similarly, if a portfolio is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange, if any, that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A portfolio may purchase and sell both options that are traded on U.S. and non-U.S. exchanges and options traded over the counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the Securities and Exchange Commission (the "SEC") changes its position, a portfolio will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

Transactions by a portfolio in options on securities and indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a portfolio may write or purchase may be affected by options written or purchased by other investment advisory clients of Pioneer. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on Pioneer's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price movements can take place in the underlying markets that cannot be reflected in the options markets.

In addition to the risks of imperfect correlation between a portfolio's portfolio and the index underlying the option, the purchase of securities index options involves the risk that the premium and transaction costs paid by a portfolio in purchasing an option will be lost. This could occur as a result of unanticipated movements in the price of the securities comprising the securities index on which the option is based.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS


To hedge against changes in securities prices or currency exchange rates or to seek to increase total return, each portfolio may purchase and sell various kinds of futures contracts, and purchase and write (sell) call and put options on any of such futures contracts. Each portfolio may also enter into closing purchase and sale transactions with respect to any of such contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices, foreign currencies and other financial instruments and indices. A portfolio will engage in futures and related options transactions for bona fide hedging and non-hedging purposes as described below. All futures contracts entered into by a portfolio are traded on U.S. exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission (the "CFTC") or on non-U.S. exchanges.


FUTURES CONTRACTS. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

When interest rates are rising or securities prices are falling, a portfolio can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, a portfolio, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. Similarly, a portfolio can sell futures contracts on a specified currency to protect against a decline in the value of such currency and a decline in the value of its portfolio securities which are quoted or denominated in such currency. A portfolio can purchase futures contracts on a foreign currency to establish the price in U.S. dollars of a security denominated in such currency that a portfolio has acquired or expects to acquire.

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, a portfolio may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures on securities or currency are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

HEDGING STRATEGIES. Hedging, by use of futures contracts, seeks to establish with more certainty the effective price, rate of return and currency exchange rate on portfolio securities and securities that a portfolio owns or proposes to acquire. A portfolio may, for example, take a "short" position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the value of a portfolio's securities. Such futures contracts may include contracts for the future delivery of securities held by a portfolio or securities with characteristics similar to those of a portfolio's securities. Similarly, a portfolio may sell futures contracts in a foreign currency in which its portfolio securities are denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies. If, in the opinion of Pioneer, there is a sufficient degree of correlation between price trends for a portfolio's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, a portfolio may also enter into such futures contracts as part of its hedging strategies. Although under some circumstances prices of securities in a portfolio's portfolio may be more or less volatile than prices of such futures contracts, Pioneer will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having a portfolio enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting a portfolio's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a portfolio's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a portfolio may take a "long" position by purchasing futures contracts. This may be done, for example, when a portfolio anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices or rates that are currently available.

OPTIONS ON FUTURES CONTRACTS. The acquisition of put and call options on futures contracts will give a portfolio the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a portfolio obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a portfolio's assets. By writing a call option, a portfolio becomes obligated, in exchange for the premium, to sell a futures contract (if the option is exercised), which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that a portfolio intends to purchase. However, a portfolio becomes obligated to purchase a futures contract (if the option is exercised) which may have a value lower than the exercise price. Thus, the loss incurred by a portfolio in writing options on futures is potentially unlimited and may exceed the amount of the premium received. A portfolio will incur transaction costs in connection with the writing of options on futures.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. A portfolio's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

EQUITY SWAPS, CAPS, FLOORS AND COLLARS. The Europe Select, Global Financials, Global Health Care and Global Telecoms Portfolios may enter into equity swaps, caps, floors and collars to hedge assets or liabilities or to seek to increase total return. Equity swaps involve the exchange by a portfolio with another party of their respective commitments to make or receive payments based on notional equity securities. The purchase of an equity cap entitles the purchaser, to the extent that the market value of a specified equity security or benchmark exceeds a predetermined level, to receive payments of a contractually-based amount from the party selling the cap. The purchase of an equity floor entitles the purchaser, to the extent that the market value of a specified equity security or benchmark falls below a predetermined level, to receive payments of a contractually-based amount from the party selling the floor. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of values. Investments in swaps, caps, floors and collars are highly specialized activities which involve investment techniques and risks different from those associated with ordinary portfolio transactions. If Pioneer is incorrect in its forecast of market values, these investments could negatively impact portfolio performance. These investments also are subject to default risk of the counterparty and may be less liquid than other portfolio securities. Moreover, investments in swaps, caps, floors and collars may involve greater transaction costs than investments in other equity securities.

OTHER CONSIDERATIONS. A portfolio will engage in futures and related options transactions only for bona fide hedging or non-hedging purposes in accordance with CFTC regulations which permit principals of an investment company registered under the 1940 Act to engage in such transactions without registering as commodity pool operators. A portfolio will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by a portfolio or which a portfolio expects to purchase. Except as stated below, a portfolio's futures transactions will be entered into for traditional hedging purposes--i.e., futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are denominated) that a portfolio owns, or futures contracts will be purchased to protect a portfolio against an increase in the price of securities (or the currency in which they are denominated) it intends to purchase. As evidence of this hedging intent, a portfolio expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), a portfolio will have purchased, or will be in the process of purchasing, equivalent amounts of related securities or assets denominated in the related currency in the cash market at the time when the futures or options position is closed out. However, in particular cases, when it is economically advantageous for a portfolio to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits a portfolio to elect to comply with a different test, under which the sum of the amounts of initial margin deposits on a portfolio's existing non-hedging futures contracts and premiums paid for options on futures entered into for non-hedging purposes (net of the amount the positions are "in the money") would not exceed 5% of the market value of a portfolio's total assets. A portfolio will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a regulated investment company for U.S. federal income tax purposes.

Futures contracts and related options involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a portfolio to purchase securities or currencies, require a portfolio to segregate assets to cover such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, while a portfolio may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a portfolio than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and a portfolio may be exposed to risk of loss. It is not possible to hedge fully or perfectly against the effect of currency fluctuations on the value of non-U.S. securities because currency movements impact the value of different securities in differing degrees.

LENDING OF PORTFOLIO SECURITIES

Each portfolio other than America Income Portfolio and Money Market Portfolio may lend portfolio securities to member firms of the New York Stock Exchange (the "Exchange") under agreements which require that the loans be secured continuously by collateral in cash, cash equivalents or U.S. Treasury bills maintained on a current basis at an amount at least equal to the market value of the securities loaned. A portfolio continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned as well as the benefit of an increase and the detriment of any decrease in the market value of the securities loaned and would also receive compensation based on investment of the collateral. A portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of consent on a material matter affecting the investment.

As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. A portfolio will lend portfolio securities only to firms that have been approved in advance by the Board of Trustees, which will monitor the creditworthiness of any such firms. At no time would the value of the securities loaned exceed 33 1/3% of the value of a portfolio's total assets.

LOAN PARTICIPATIONS

Portfolios permitted to invest in debt securities may invest a portion of their assets in loan participations ("Participations") and other direct claims against a borrower. By purchasing a Participation, a portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate or government borrower. The Participations typically will result in a portfolio having a contractual relationship only with the lender not the borrower. A portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans that are fully secured offer a portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

MORTGAGE DOLLAR ROLLS

Portfolios that invest in mortgage-backed securities may enter into mortgage "dollar rolls" in which a portfolio sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity), but not identical securities on a specified future date. During the roll period, a portfolio loses the right to receive principal and interest paid on the securities sold. However, a portfolio would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of a portfolio compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for a portfolio. A portfolio will hold and maintain in a segregated account until the settlement date cash or liquid, high grade debt securities in an amount equal to its forward purchase price.

For financial reporting and tax purposes, a portfolio treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. A portfolio does not currently intend to enter into mortgage dollar rolls that are accounted for as financings.

Mortgage dollar rolls involve certain risks including the following: if the broker-dealer to whom a portfolio sells the security becomes insolvent, a portfolio's right to purchase or repurchase the mortgage-related securities subject to the mortgage dollar roll may be restricted and the instrument which a portfolio is required to repurchase may be worth less than an instrument which a portfolio originally held. Successful use of mortgage dollar rolls will depend upon Pioneer's ability to manage its interest rate and mortgage prepayments exposure. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

MONEY MARKET INSTRUMENTS

For temporary defensive or cash management purposes, each portfolio (other than Money Market Portfolio) may invest in short-term investments consisting of: corporate commercial paper and other short-term commercial obligations, in each case rated or issued by companies with similar securities outstanding that are rated Prime-1, Aa or better by Moody's or A-1, AA or better by Standard & Poor's; obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances) of banks with securities outstanding that are rated Prime-1, Aa or better by Moody's or A-1, AA or better by Standard & Poor's; obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities with remaining maturities not exceeding 18 months; and repurchase agreements. Normally, Swiss Franc Bond Portfolio may invest in similar short-term investments that are denominated in Swiss francs or other non-U.S. currencies, but may invest in U.S. dollar-denominated short-term securities for certain purposes, including temporary defensive purposes. Money Market Portfolio's short-term investments are subject to certain additional restrictions.


BANKERS' ACCEPTANCES are obligations of a bank to pay a draft which has been drawn on it by a customer. These obligations are backed by large banks and usually backed by goods in international trade.

CERTIFICATES OF DEPOSIT represent a commercial bank's obligations to repay funds deposited with it, earning specified rates of interest over given periods.

COMMERCIAL PAPER is a short-term unsecured promissory note, including variable amount master demand notes, issued by banks, broker-dealers, corporations or other entities for purposes such as financing their current operations.

These instruments may be denominated in both U.S. and non-U.S. currency. A portfolio's investment in commercial bank obligations includes certificates of deposit ("CDs"), time deposits ("TDs") and bankers' acceptances. Obligations of foreign branches of U.S. banks and of foreign banks may be general obligations of the parent bank in addition to the issuing bank, or may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject a portfolio to investment risks that are different in some respects from those of investments in obligations of domestic issuers.

A portfolio's investments in commercial paper consist of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A portfolio may also invest in variable amount master demand notes (which is a type of commercial paper) which represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. To the extent a portfolio invests in master demand notes, these investments will be included in a portfolio's limitation on illiquid securities.

CERTIFICATES OF DEPOSIT

Swiss Franc Bond Portfolio may invest in investment grade certificates of deposit of domestic banks and savings and loan associations and foreign banks, without regard to the size of the issuing institution. Money Market Portfolio may invest in certificates of deposit of large domestic banks and savings and loan associations (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion), including foreign branches of such domestic banks, and of smaller banks as described below. Money Market Portfolio will not invest in certificates of deposit of foreign banks.

Investment in certificates of deposit issued by foreign banks and foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic banks, including the possible imposition of withholding taxes on interest income, the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such certificates of deposit, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against a foreign bank or a foreign branch of a domestic bank.

Although Money Market Portfolio recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Accordingly, Money Market Portfolio may invest in certificates of deposit issued by banks and savings and loan associations which had at the time of their most recent annual financial statements total assets of less than $1 billion, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. government, (ii) at no time will the portfolio hold more than $100,000 principal amount of certificates of deposit of any one such bank and (iii) at the time of acquisition, no more than 10% of the portfolio's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of $1 billion.

INVESTMENT RESTRICTIONS

The fund, on behalf of each portfolio, has adopted certain fundamental investment restrictions which may not be changed without the affirmative vote of the recordholders of a "majority" (as defined in the 1940 Act) of the portfolio's outstanding voting securities. As used in the prospectus and this statement of additional information, such approval means the approval of the lesser of

     (i) the recordholders of 67% or more of the shares of a portfolio represented at a meeting if the recordholders of more than 50% of the outstanding shares of the portfolios are present in person or by proxy, or
     (ii) the holders of more than 50% of the portfolio's outstanding shares.

ITALICIZED WORDING IS NOT INTENDED TO BE PART OF A RESTRICTION BUT AN EXPLANATION OF THE RESTRICTION'S SCOPE.

RESTRICTIONS THAT APPLY TO PIONEER EUROPE SELECT VCT PORTFOLIO, PIONEER GLOBAL HEALTH CARE VCT PORTFOLIO, PIONEER GLOBAL TELECOMS VCT PORTFOLIO, PIONEER SCIENCE & TECHNOLOGY VCT PORTFOLIO AND PIONEER HIGH YIELD VCT PORTFOLIO:

Each portfolio may not:

(1) Issue senior securities, except as permitted by the 1940 Act and the rules and interpretive positions of the SEC thereunder. SENIOR SECURITIES THAT THE PORTFOLIO MAY ISSUE IN ACCORDANCE WITH THE 1940 ACT INCLUDE BORROWING, FUTURES, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD FOREIGN CURRENCY EXCHANGE TRANSACTIONS.

(2) Borrow money, except the portfolio may: (a) borrow from banks or through reverse repurchase agreements in an amount up to 33 1/3% of the portfolio's total assets (including the amount borrowed); (b) to the extent permitted by applicable law, borrow up to an additional 5% of the portfolio's assets for temporary purposes; (c) obtain such short-term credits as are necessary for the clearance of portfolio transactions; (d) the portfolio may purchase securities on margin to the extent permitted by applicable law; and (e) engage in transactions in mortgage dollar rolls that are accounted for as financings.

(3) Invest in real estate, except that the portfolio may invest in securities of issuers that invest in real estate or interests therein, securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-backed securities.

(4) Make loans, except by the purchase of debt obligations, by entering into repurchase agreements or through the lending of portfolio securities.

(5) Invest in commodities or commodity contracts, except that the portfolio may invest in currency instruments and contracts and financial instruments and contracts that might be deemed to be commodities and commodity contracts. A FUTURES CONTRACT, FOR EXAMPLE, MAY BE DEEMED TO BE A COMMODITY CONTRACT.

(6) Act as an underwriter, except as it may be deemed to be an underwriter in a sale of restricted securities held in its portfolio.

It is the fundamental policy of each portfolio not to concentrate its investments in securities of companies in any particular industry except that Global Health Care Portfolio and Global Telecoms Portfolio will concentrate their investments in a group of related industries that comprise the health care and telecommunications sectors, respectively. In the opinion of the SEC, investments are concentrated in a particular industry if such investments aggregate 25% or more of the portfolio's net assets. A portfolio's policy does not apply to investments in U.S. government securities. Although each portfolio is classified as non-diversified for purposes of the 1940 Act, each portfolio will comply with the diversification requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The following restriction has been designated as non-fundamental and may be changed by a vote of a portfolio's Board of Trustees without approval of shareholders.

Each portfolio may not:

(1) Purchase securities while borrowings are in excess of 5% of total assets.

(2) Purchase securities on margin, but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

RESTRICTIONS THAT APPLY TO PIONEER EMERGING MARKETS VCT PORTFOLIO, PIONEER EQUITY-INCOME VCT PORTFOLIO, PIONEER EUROPE VCT PORTFOLIO, PIONEER GROWTH SHARES VCT PORTFOLIO, PIONEER INTERNATIONAL GROWTH VCT PORTFOLIO, PIONEER MID-CAP VALUE VCT PORTFOLIO, PIONEER FUND VCT PORTFOLIO, PIONEER REAL ESTATE GROWTH VCT PORTFOLIO AND PIONEER SWISS FRANC BOND VCT PORTFOLIO:

Each portfolio may not:

     (1) Issue senior securities, except as permitted by paragraphs (2), (6) and (7) below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, forward foreign exchange contracts, repurchase agreements and reverse repurchase agreements entered into in accordance with the portfolio's investment policy, and the pledge, mortgage or hypothecation of the portfolio's assets within the meaning of paragraph (3) below are not deemed to be senior securities.

     (2) Borrow money, except from banks as a temporary measure for extraordinary emergency purposes and except pursuant to reverse repurchase agreements and (for Emerging Markets and Europe Portfolios only) to meet redemptions, and (for Swiss Franc Bond Portfolio only) forward roll transactions, and then only in amounts not to exceed 33 1/3% of the portfolio's total assets (including the amount borrowed) taken at market value. The portfolio will not use leverage to attempt to increase income. The portfolio will not purchase securities while outstanding borrowings (including reverse repurchase agreements) exceed 5% of the portfolio's total assets.

     (3) Pledge, mortgage, or hypothecate its assets, except to secure indebtedness permitted by paragraph (2) above and then only if such pledging, mortgaging or hypothecating does not exceed 33 1/3% of the portfolio's total assets taken at market value.

     (4) Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the portfolio may be deemed to be an underwriter for purposes of the 1933 Act .

     (5) Purchase or sell real estate, except that the portfolio may (i) lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the portfolio as a result of the ownership of securities.

     (6) Make loans, except that the portfolio may lend portfolio securities in accordance with the portfolio's investment policies and may purchase or invest in repurchase agreements, bank certificates of deposit, a portion of an issue of publicly distributed bonds, bank loan participation agreements, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

     (7) Invest in commodities or commodity contracts or in puts, calls, or combinations of both, except interest rate futures contracts, options on securities, securities indices, currency and other financial instruments, futures contracts on securities, securities indices, currency and other financial instruments and options on such futures contracts, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants, interest rate swaps, caps and floors and repurchase agreements entered into in accordance with the portfolio's investment policies.

     (8) (THIS RESTRICTION NO. 8 DOES NOT APPLY TO REAL ESTATE GROWTH PORTFOLIO) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. government, its agencies or instrumentalities), if

          (a) such purchase would cause more than 5% of the portfolio's total assets, taken at market value, to be invested in the securities of such issuer, or

          (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the portfolio.

     It is the fundamental policy of each portfolio other than Real Estate Growth Portfolio not to concentrate its investments in securities of companies in any particular industry. Following the current opinion of the staff of the SEC, investments are concentrated in a particular industry if such investments aggregate 25% or more of the portfolio's net assets. The foregoing industry concentration policy does not apply to investments in U.S. government securities.

     Real Estate Growth Portfolio will invest 25% or more of its total assets in securities issued by companies in the real estate industry.

     As a matter of non-fundamental investment policy, the fund, on behalf of each portfolio, has agreed not to:

     (a) Purchase securities on margin or make short sales unless by virtue of its ownership of other securities, the portfolio has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except that the portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities and in connection with transactions involving forward foreign currency exchange transactions, options, futures contracts and options on futures contracts.

RESTRICTIONS THAT APPLY TO PIONEER BALANCED VCT PORTFOLIO:


The portfolio may not:


(1) Issue senior securities, except as permitted by the 1940 Act and the rules and interpretive positions of the SEC thereunder. SENIOR SECURITIES THAT THE PORTFOLIO MAY ISSUE IN ACCORDANCE WITH THE 1940 ACT INCLUDE BORROWING, FUTURES, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD FOREIGN CURRENCY EXCHANGE TRANSACTIONS.


(2) Borrow money, except the portfolio may: (a) borrow from banks or through reverse repurchase agreements in an amount up to 33 1/3% of the portfolio's total assets (including the amount borrowed); (b) to the extent permitted by applicable law, borrow up to an additional 5% of the portfolio's assets for temporary purposes; (c) obtain such short-term credits as are necessary for the clearance of portfolio transactions; (d) purchase securities on margin to the extent permitted by applicable law; and (e) engage in transactions in mortgage dollar rolls that are accounted for as financings.


(3) Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the portfolio may be deemed to be an underwriter for purposes of the 1933 Act.

(4) Invest in real estate, except that the portfolio may invest in securities of issuers that invest in real estate or interests therein, securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-backed securities.


(5) Make loans, except that the portfolio may lend portfolio securities in accordance with the portfolio's investment policies and may purchase or invest in repurchase agreements, bank certificates of deposit, a portion of an issue of publicly distributed bonds, bank loan participation agreements, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.


(6) Invest in commodities or commodity contracts, except that the portfolio may invest in currency instruments and contracts and financial instruments and contracts that might be deemed to be commodities and commodity contracts. A FUTURES CONTRACT, FOR EXAMPLE, MAY BE DEEMED TO BE A COMMODITY CONTRACT.


(7) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. government, its agencies or instrumentalities), if


          (a) such purchase would cause more than 5% of the Portfolio's total assets, taken at market value, to be invested in the securities of such issuer, or


          (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the portfolio.


     It is the fundamental policy of the portfolio not to concentrate its investments in securities of companies in any particular industry. Following the current opinion of the staff of the SEC, investments are concentrated in a particular industry if such investments aggregate 25% or more of the portfolio's net assets. The foregoing industry concentration policy does not apply to investments in U.S. government securities.


     As a matter of non-fundamental investment policy, the fund, on behalf of the portfolio, has agreed not to:


     (a) Purchase securities on margin or make short sales unless by virtue of its ownership of other securities, the portfolio has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except that the portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities and in connection with transactions involving forward foreign currency exchange transactions, options, futures contracts and options on futures contracts.

RESTRICTIONS THAT APPLY TO PIONEER GLOBAL FINANCIALS VCT PORTFOLIO, PIONEER SMALL COMPANY VCT PORTFOLIO AND PIONEER STRATEGIC INCOME VCT PORTFOLIO

Each portfolio may not:

     (1) Issue senior securities, except as permitted by the 1940 Act and the rules and interpretive positions of the SEC thereunder. SENIOR SECURITIES THAT THE PORTFOLIO MAY ISSUE IN ACCORDANCE WITH THE 1940 ACT INCLUDE BORROWING, FUTURES, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD FOREIGN CURRENCY EXCHANGE TRANSACTIONS.

     (2) Borrow money, except the portfolio may: (a) borrow from banks or through reverse repurchase agreements in an amount up to 33 1/3% of the portfolio's total assets (including the amount borrowed); (b) to the extent permitted by applicable law, borrow up to an additional 5% of the portfolio's assets for temporary purposes; (c) obtain such short-term credits as are necessary for the clearance of portfolio transactions; (d) purchase securities on margin to the extent permitted by applicable law; and (e) engage in transactions in mortgage dollar rolls that are accounted for as financings.

     (3) Invest in real estate, except that the portfolio may invest in securities of issuers that invest in real estate or interests therein, securities that are secured by real estate or interests therein, securities of real estate investment trusts and mortgage-backed securities.

     (4) Make loans, except by the purchase of debt obligations, by entering into repurchase agreements or through the lending of portfolio securities.

     (5) Invest in commodities or commodity contracts, except that the portfolio may invest in currency instruments and contracts and financial instruments and contracts that might be deemed to be commodities and commodity contracts. A FUTURES CONTRACT, FOR EXAMPLE, MAY BE DEEMED TO BE A COMMODITY CONTRACT.

     (6) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. government, its agencies or instrumentalities), if

          (a) such purchase would cause more than 5% of the portfolio's total assets, taken at market value, to be invested in the securities of such issuer, or

          (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the portfolio.

     (7) Act as an underwriter, except as it may be deemed to be an underwriter in a sale of restricted securities held in its portfolio.

It is the fundamental policy of the portfolio not to concentrate its investments in securities of companies in any particular industry except that Global Financials Portfolio will concentrate its investments in the group of related industries that comprise the financial services sector. In the opinion of the SEC, investments are concentrated in a particular industry if such investments aggregate 25% or more of the portfolio's net assets. The portfolio's policy does not apply to investments in U.S. government securities.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The following restriction has been designated as non-fundamental and may be changed by a vote of the fund's Board of Trustees without approval of shareholders.

Each portfolio may not:

     (a) Purchase securities while borrowings are in excess of 5% of total assets.

     (b) (THIS RESTRICTION DOES NOT APPLY TO SMALL COMPANY PORTFOLIO OR STRATEGIC INCOME PORTFOLIO) Purchase securities on margin, but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

RESTRICTIONS THAT APPLY TO PIONEER AMERICA INCOME VCT PORTFOLIO

The portfolio may not:

         (1) Borrow money, except from banks to meet redemptions in amounts not exceeding 33 1/3% (taken at the lower of cost or current value) of its total assets (including the amount borrowed). The portfolio does not intend to borrow money during the coming year, and will do so only as a temporary measure for extraordinary purposes or to facilitate redemptions. The portfolio will not purchase securities while any borrowings are outstanding;

         (2)  Purchase securities on margin;

         (3) Make loans to any person, except by (a) the purchase of a debt obligation in which the portfolio is permitted to invest and (b) engaging in repurchase agreements;

         (4) Act as an underwriter, except as it may be deemed to be an underwriter in a sale of restricted securities; or

         (5) Issue senior securities, except as permitted by restrictions nos. 2 and 4 above, and, for purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, forward foreign exchange contracts and repurchase agreements entered into in accordance with the portfolio's investment policies.

         The fund, on behalf of the portfolio, has agreed to adopt certain additional investment restrictions which are not fundamental and may be changed by a vote of the fund's Board of Trustees without shareholder approval. Pursuant to these additional restrictions, the portfolio may not:

         (a) make short sales of securities, unless by virtue of its ownership of other securities, the portfolio has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same terms and conditions, except that the portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

         (b) pledge, mortgage or hypothecate its portfolio securities if at the time of such action the value of the securities so pledged, mortgaged or hypothecated would exceed 10% of the value of the portfolio;

         (c) purchase or sell real estate except that the portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and real estate limited partnerships and (v) hold and sell real estate acquired by the portfolio as a result of the ownership or securities; and

         (d) invest in assets, except in U.S. government securities and in when-issued commitments and repurchase agreements with respect to these securities;

RESTRICTIONS THAT APPLY TO PIONEER MONEY MARKET VCT PORTFOLIO

The portfolio may not:

         (1) Except with respect to investments in obligations of (a) the U.S. government, its agencies, authorities or instrumentalities and (b) domestic banks, purchase any security if, as a result (i) more than 5% of the assets of the portfolio would be invested in the securities of any one issuer, or (ii) more than 25% of its assets would be invested in a particular industry;

         (2) Borrow money, except from banks to meet redemptions in amounts not exceeding 33 1/3% (taken at the lower of cost or current value) of its total assets (including the amount borrowed). The portfolio does not intend to borrow money during the coming year, and will do so only as a temporary measure for extraordinary purposes or to facilitate redemptions. The portfolio will not purchase securities while any borrowings are outstanding;

         (3)  Make short sales of securities;

         (4)  Purchase securities on margin;

         (5) Write, purchase or otherwise invest in any put, call, straddle or spread option or buy or sell real estate, commodities or commodity futures contracts or invest in oil, gas or mineral exploration or development programs;

         (6) Make loans to any person, except by (a) the purchase of a debt obligation in which the portfolio is permitted to invest and (b) engaging in repurchase agreements;

         (7) Knowingly purchase any security that is subject to legal or contractual restrictions on resale or for which there is no readily available market;

         (8) Purchase the securities of other investment companies or investment trusts, unless they are acquired as part of a merger, consolidation or acquisition of assets;

         (9) Purchase or retain the securities of any issuer if any officer or Trustee of the fund or the portfolio or its investment adviser is an officer or director of such issuer and beneficially owns more than 1/2 of 1% of the securities of such issuer and all of the officers and the Trustees of the fund and the portfolio's investment adviser together own more than 5% of the securities of such issuer;

         (10) Act as an underwriter, except as it may be deemed to be an underwriter in a sale of restricted securities;

         (11) Invest in companies for the purpose of exercising control or management; or

         (12) Issue senior securities.

         In addition, in order to comply with certain non-fundamental policies of the portfolio, the portfolio will not pledge, mortgage or hypothecate its portfolio securities if at the time of such action the value of the securities so pledged, mortgaged or hypothecated would exceed 10% of the value of the portfolio. The term "person" as used in Investment Restriction No. 6 includes institutions as well as individuals. Policies in this paragraph may be changed by the Trustees without shareholder approval or notification.

3.   MANAGEMENT OF THE FUND

The fund's Board of Trustees provides broad supervision over the affairs of the fund. The officers of the fund are responsible for the fund's operations. The Trustees and executive officers of the fund are listed below, together with their principal occupations during the past five years. An asterisk indicates those Trustees who are interested persons of the fund within the meaning of the 1940 Act.


JOHN F. COGAN, JR.*, CHAIRMAN OF THE BOARD, PRESIDENT AND TRUSTEE, DOB: JUNE
1926
Director-Deputy Chairman of Pioneer Global Asset Management S.p.A.
("PGAM"); Non-Executive Chairman and a Director of Pioneer Investment Management USA Inc. ("PIM-USA"); Chairman and a Director of Pioneer and Pioneer Global Funds Distributor, Ltd.; President and Director of Pioneer International Corporation ("PIntl"); Member of the Supervisory Board of Pioneer Fonds Marketing GmbH, Pioneer First Polish Investment Fund Joint Stock Company ("Pioneer First Polish"), Pioneer Czech Investment Company, a.s. ("Pioneer Czech") and Pioneer Universal Pension Fund Company; Chairman, President and Trustee of all of the Pioneer mutual funds; Director of Pioneer America Fund Plc, Pioneer Global Equity Fund Plc, Pioneer Global Bond Fund Plc, Pioneer Euro Reserve Fund Plc, Pioneer European Equity Fund Plc, Pioneer Emerging Europe Fund Plc, Pioneer Greater Asia Fund Plc, Pioneer U.S. Growth Fund Plc, Pioneer U.S. High Yield Fund Plc and Pioneer US Real Estate Fund Plc; and Of Counsel, Hale and Dorr LLP (counsel to PIM-USA and the fund).


MARY K. BUSH, TRUSTEE, DOB: APRIL 1948
4201 CATHEDRAL AVENUE, NW, WASHINGTON, DC 20016
President, Bush & Co. (international financial advisory firm); Director and/or Trustee of Mortgage Guaranty Insurance Corporation, Hoover Institution, March of Dimes, Texaco, Inc., R.J. Reynolds Tobacco Holdings, Inc. and Brady Corporation (industrial identification and specialty coated material products manufacturer); Advisory Board Member, Washington Mutual Investors Fund (registered investment company); and Trustee of all of the Pioneer mutual funds.

RICHARD H. EGDAHL, M.D., TRUSTEE, DOB: DECEMBER 1926
BOSTON UNIVERSITY HEALTHCARE ENTREPRENEURSHIP PROGRAM, 53 BAY STATE ROAD, BOSTON, MA 02215 Alexander Graham Bell Professor of Health Care Entrepreneurship, Boston University; Professor of Management, Boston University School of Management; Professor of Public Health, Boston University School of Public Health; Professor of Surgery, Boston University School of Medicine; University Professor, Boston University; Director, Boston University Health Policy Institute, University Program for Health Care Entrepreneurship; Trustee, Boston Medical Center; and Trustee of all of the Pioneer mutual funds.

MARGARET B.W. GRAHAM, TRUSTEE, DOB: MAY 1947
THE KEEP, P.O. BOX 110, LITTLE DEER ISLE, ME 04650
Founding Director, The Winthrop Group, Inc. (consulting firm); and Trustee of all of the Pioneer mutual funds.

MARGUERITE A. PIRET, TRUSTEE, DOB: MAY 1948
ONE BOSTON PLACE, 26TH FLOOR, BOSTON, MA 02108
President, Newbury, Piret & Company, Inc. (merchant banking firm); Trustee of Boston Medical Center; Member of the Board of Governors of the Investment Company Institute; Director, Organogenesis Inc. (tissue engineering company); and Trustee of all of the Pioneer mutual funds.

DAVID D. TRIPPLE*, TRUSTEE AND EXECUTIVE VICE PRESIDENT, DOB: FEBRUARY 1944 Chief Executive Officer-Pioneer US of PGAM; Director, Chief Executive Officer and President of PIM-USA; Chairman and a Director of Pioneer Funds Distributor, Inc. ("PFD"); President and a Director of Pioneer; Director of Pioneer Investment Management Shareholder Services, Inc. ("PIMSS") and PIntl;

Member of the Supervisory Board of Pioneer First Polish, Pioneer Czech and Pioneer Asset Management, S.A.; and Executive Vice President and Trustee of all of the Pioneer mutual funds.

STEPHEN K. WEST, TRUSTEE, DOB: SEPTEMBER 1928
125 BROAD STREET, NEW YORK, NY 10004
Of Counsel, Sullivan & Cromwell (law firm); Director, Dresdner RCM
Global Strategic Income Fund, Inc. since May 1997 and The Swiss Helvetia Fund, Inc. since 1995 (investment companies), AMVESCAP PLC (investment managers) since 1997 and ING American Insurance Holdings, Inc.; and Trustee of all of the Pioneer mutual funds.

JOHN WINTHROP, TRUSTEE, DOB: JUNE 1936
ONE NORTH ADGERS WHARF, CHARLESTON, SC 29401
President, John Winthrop & Co., Inc. (private investment firm);
Director of NUI Corp. (energy sales, services and distribution); and Trustee of all of the Pioneer mutual funds.

JOSEPH P. BARRI, SECRETARY, DOB: AUGUST 1946
Corporate Secretary of PIM-USA and most of its subsidiaries until October 2000; Secretary of all of the Pioneer mutual funds; and Partner, Hale and Dorr LLP.

VINCENT NAVE, TREASURER, DOB: JUNE 1945
Vice President-Fund Accounting and Custody Services of PIM-USA (Manager from September 1996 to February 1999); and Treasurer of all of the Pioneer mutual funds (Assistant Treasurer from June 1999 to November 2000).

LUIS I. PRESUTTI, ASSISTANT TREASURER, DOB: APRIL 1965
Assistant Vice President-Fund Accounting, Administration and Custody Services of Pioneer (Fund Accounting Manager from 1994 to 1999); and Assistant Treasurer of all of the Pioneer mutual funds since November 2000.

JOHN F. DALY III, ASSISTANT TREASURER, DOB: AUGUST 1965
Global Custody and Settlement Division Manager of PIM-USA; and Assistant Treasurer of all of the Pioneer mutual funds since November 2000.

DOROTHY E. BOURASSA, ASSISTANT SECRETARY, DOB: JANUARY 1948
Senior Vice President-Legal and Secretary of PIM-USA and Secretary/Clerk of most of its subsidiaries since October 2000; Assistant Secretary of all of the Pioneer mutual funds since November 2000; Senior Counsel, Assistant Vice President and Director of Compliance of PIM-USA from April 1998 through October 2000; Vice President and Assistant General Counsel, First Union Corporation from December 1996 through March 1998; and Vice President and Counsel, Keystone Investments, Inc. from March 1986 through November 1996.

The business address of all officers is 60 State Street, Boston, Massachusetts 02109.


All of the outstanding capital stock of PFD, Pioneer and PIMSS is indirectly majority owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, each portfolio's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.


The table below lists all of the U.S.-registered Pioneer mutual funds currently offered to the public (other than the portfolios) and the investment adviser and principal underwriter for each fund.

                                            INVESTMENT        PRINCIPAL
FUND NAME                                   ADVISER           UNDERWRITER
Pioneer International Growth Fund           Pioneer           PFD
Pioneer Europe Fund                         Pioneer           PFD
Pioneer Europe Select Fund                  Pioneer           PFD
Pioneer World Equity Fund                   Pioneer           PFD
Pioneer Emerging Markets Fund               Pioneer           PFD
Pioneer Global Financials Fund              Pioneer           PFD
Pioneer Global Health Care Fund             Pioneer           PFD
Pioneer Global Telecoms Fund                Pioneer           PFD
Pioneer Indo-Asia Fund                      Pioneer           PFD
Pioneer Mid-Cap Value Fund                  Pioneer           PFD
Pioneer Mid-Cap Fund                        Pioneer           PFD
Pioneer Growth Shares                       Pioneer           PFD
Pioneer Small Company Fund                  Pioneer           PFD
Pioneer Independence Fund                   Pioneer           Note 1
Pioneer Micro-Cap Fund                      Pioneer           PFD
Pioneer Balanced Fund                       Pioneer           PFD
Pioneer Equity-Income Fund                  Pioneer           PFD
Pioneer Fund                                Pioneer           PFD
Pioneer Value Fund                          Pioneer           PFD
Pioneer Real Estate Shares                  Pioneer           PFD
Pioneer Limited Maturity Bond Fund          Pioneer           PFD
Pioneer America Income Trust                Pioneer           PFD
Pioneer Bond Fund                           Pioneer           PFD
Pioneer Tax-Free Income Fund                Pioneer           PFD
Pioneer Cash Reserves Fund                  Pioneer           PFD
Pioneer Strategic Income Fund               Pioneer           PFD
Pioneer Tax-Managed Fund                    Pioneer           PFD
Pioneer High Yield Fund                     Pioneer           PFD
Pioneer Science & Technology Fund           Pioneer           PFD
Pioneer Interest Shares                     Pioneer           Note 2

-----------------------

Note 1 This fund is available to the general public only through Pioneer Independence Plans, a systematic investment plan sponsored by PFD.

Note 2  This fund is a closed-end investment company.




SHARE OWNERSHIP

See Appendix A for annual information on the ownership of shares of the portfolios by the Trustees, officers and owners in excess of 5% of any class of shares of a portfolio.

COMPENSATION OF OFFICERS AND TRUSTEES


A portfolio pays no salaries or compensation to any of its officers. Effective October 3, 2000, the Pioneer U.S. mutual funds compensate their Trustees as follows:



- each fund with assets greater than $250 million pays each Trustee who is not affiliated with PIM-USA, Pioneer, PFD, PIMSS or UniCredito Italiano (i.e., independent trustees) an annual base fee calculated on the basis of the fund's net assets.
- each fund with assets less than $250 million pays each independent Trustee an annual fee of $1,000.
- each fund, regardless of its assets, pays each Trustee affiliated with Pioneer an annual fee of $500 (Pioneer reimburses the fund for these fees).
- each fund with assets greater than $250 million pays each independent Trustee who serves on each board committee an annual committee fee based the fund's net assets (with additional compensation for chairpersons of such committees).



Each of the fund's portfolios is considered a Pioneer U.S. mutual fund for purposes of determining Trustee compensation.



Prior to October 3, 2000, the fund compensated each independent Trustee with a base fee, a variable fee calculated on the basis of average net assets of the fund, per meeting fees, and annual committee participation fees for each committee member or chairperson that were based on percentages of his or her aggregate annual fee. See the fee table in Appendix A.



4.   INVESTMENT ADVISER


The fund on behalf of each portfolio has contracted with Pioneer to act as its investment adviser. Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano. Certain Trustees or officers of a portfolio are also directors and/or officers of certain of UniCredito Italiano's subsidiaries (see management biographies above).


As a portfolio's investment adviser, Pioneer provides a portfolio with investment research, advice and supervision and furnishes an investment program for a portfolio consistent with a portfolio's investment objective and policies, subject to the supervision of the Trustees. Pioneer determines what portfolio securities will be purchased or sold, arranges for the placing of orders for the purchase or sale of portfolio securities, selects brokers or dealers to place those orders, maintains books and records with respect to a portfolio's securities transactions, and reports to the Trustees on a portfolio's investments and performance.


As of May 1, 2001, Pioneer has engaged Prudential Investment Management, Inc. ("Prudential") to act as Balanced Portfolio's subadviser. As Balanced Portfolio's investment adviser, Pioneer oversees the portfolio's operations and supervises Prudential, which is responsible for the day-to-day management of the portfolio's investments (see "Investment Subadviser of Balanced Portfolio" below). Except as otherwise provided under "Investment Subadviser" below, Pioneer also maintains books and records with respect to the Balanced Portfolio's securities transactions, and reports to the Trustees on the portfolio's investments and performance.



Under the terms of its management contract with each portfolio, Pioneer pays all the operating expenses, including executive salaries and the rental of office space, relating to its services for the portfolio, with the exception of the following, which are paid by the portfolio: (a) charges and expenses for fund accounting, pricing and appraisal services and related overhead, including, to the extent such services are performed by personnel of Pioneer or its affiliates, office space and facilities and personnel compensation, training and benefits; (b) the charges and expenses of auditors; (c) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the portfolio; (d) issue and transfer taxes chargeable to the portfolio in connection with securities transactions to which the portfolio is a party; (e) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and corporate fees payable by the portfolio to federal, state or other governmental agencies; (f) fees and expenses involved in registering and maintaining registrations of the portfolio and/or its shares with federal regulatory agencies, state or blue sky securities agencies and foreign jurisdictions, including the preparation of prospectuses and statements of additional information for filing with such regulatory authorities; (g) all expenses of shareholders' and Trustees' meetings and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (h) charges and expenses of legal counsel to the portfolio and the Trustees; (i) distribution fees paid by the portfolio in accordance with Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act; (j) compensation of those Trustees of the portfolio who are not affiliated with or interested persons of Pioneer, the portfolio (other than as Trustees), PIM-USA or PFD; (k) the cost of preparing and printing share certificates; and (l) interest on borrowed money, if any. In addition, the portfolio shall pay brokers' and underwriting commissions chargeable to the portfolio in connection with securities transactions to which the portfolio is a party. The Trustees' approval of and the terms, continuance and termination of the management contracts are governed by the 1940 Act and the Investment Advisers Act of 1940, as applicable. Pursuant to the management and subadvisory contracts, neither Pioneer nor Prudential will be liable for any error of judgment or mistake of law or for any loss sustained by reason of the adoption of any investment policy or the purchase, sale or retention of any securities on the recommendation of Pioneer or Prudential. Pioneer and Prudential, however, are not protected against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of their reckless disregard of their obligations and duties under the management or subadvisory contract.


ADVISORY FEE.     As compensation for the management services each portfolio pays Pioneer a fee at the annual rate of the applicable portfolio's average daily net assets set forth below.

                                      MANAGEMENT FEE AS A
                                      PERCENTAGE OF PORTFOLIO'S
PORTFOLIO                             AVERAGE DAILY NET ASSETS
---------                             -------------------------
America Income Portfolio                        0.55%
Balanced Portfolio                              0.65%
Emerging Markets Portfolio                      1.15%
Equity-Income Portfolio                         0.65%
Europe Portfolio                                1.00%
Europe Select Portfolio                         1.00%
Pioneer Fund Portfolio                          0.65%

Global Financials Portfolio                     0.75%
Global Health Care Portfolio                    0.75%
Global Telecoms Portfolio                       0.75%
Growth Shares Portfolio                         0.70%
High Yield Portfolio                            0.65%
International Growth Portfolio                  1.00%
Mid-Cap Value Portfolio                         0.65%
Money Market Portfolio                          0.50%
Real Estate Growth Portfolio                    0.80*%
Science & Technology Portfolio                  0.75%
Small Company Portfolio                         0.75%
Strategic Income Portfolio                      0.65%
Swiss Franc Bond Portfolio                      0.65%

*Prior to April 1, 1999, Pioneer's annual fee was equal to 1.00% of the portfolio's average daily net assets.


The above management fees are normally computed daily and paid monthly in arrears. Pioneer has agreed not to impose all or a portion of its management fee and to make other arrangements, if necessary, to limit a portfolio's Class I share total annual operating expenses to a specified percentage of average daily net assets attributable to Class I shares as indicated below. The portion of portfolio expenses attributable to Class II shares of a portfolio will be reduced only to the extent such expenses were reduced for the Class I shares of the portfolio. As of the date of this statement of additional information, expense limitations are in effect for Emerging Markets Portfolio, Europe Portfolio, High Yield Portfolio, Science & Technology Portfolio and Strategic Income Portfolio.


Pioneer has agreed to waive all or part of its management fee or to reimburse each of Europe Select Portfolio, Global Financials Portfolio, Global Health Care Portfolio, Global Telecoms Portfolio and Small Company Portfolio for other expenses (other than extraordinary expenses) to the extent the expenses of the portfolio's Class I shares exceed 1.25% of average daily net assets (1.50% of average daily net assets in the case of Europe Select Portfolio). The portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses were reduced for the Class I shares. If Pioneer waives any fee or reimburses any expenses, and the expenses of the portfolio are subsequently less than the expense limitation, the portfolio will reimburse Pioneer for such waived fees or reimbursed expenses provided that such reimbursement does not cause the portfolio's Class I expenses to exceed the expense limitation. In addition, each of these portfolios will not reimburse Pioneer for such waived fees or reimbursed expenses more than three years after such fees were waived or such expenses were incurred. Based on estimated expenses and assets for the current fiscal year, none of these portfolios currently expect to reimburse Pioneer pursuant to this arrangement during the current fiscal year.


                                    PERCENTAGE OF PORTFOLIO'S
                                            CLASS I
PORTFOLIO                           AVERAGE DAILY NET ASSETS
---------                           -------------------------
Emerging Markets Portfolio                    1.75%

Europe Select Portfolio                       1.50%
Europe Portfolio                              1.50%
Global Financials Portfolio                   1.25%
Global Health Care Portfolio                  1.25%
Global Telecoms Portfolio                     1.25%
High Yield Portfolio                          1.25%
Science & Technology Portfolio                1.25%
Small Company Portfolio                       1.25%
Strategic Income Portfolio                    1.25%


See Appendix A for the management fees paid to Pioneer during recently completed fiscal years.


INVESTMENT SUBADVISER OF BALANCED PORTFOLIO. As described in the prospectus, Prudential serves as Balanced Portfolio's investment subadviser with respect to a portion of the portfolio's assets that Pioneer designates from time to time. With respect to the current fiscal year, Pioneer may designate Prudential as being responsible for the management of all of the fund's assets, other than the fund's cash balances. Prudential will, among other things, continuously review and analyze the portfolio's investments and, subject to the supervision of Pioneer, manage the investment and reinvestment of the portfolio's assets. Prudential, a New Jersey corporation, is registered as an investment adviser under the Advisers Act and is a wholly owned subsidiary of The Prudential Mutual Life Insurance Company of America, a policyholder- owned life insurance company that is currently in the process of converting to an investor- owned structure. Prudential was established in 1984 and had over $300 billion in assets under management as of December 31, 2000. Prudential's principal place of business is located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102.



Pioneer and Prudential have entered into a subadvisory contract, dated May 1, 2001, pursuant to which Prudential has agreed, among other things, to:



   - comply with the provisions of the fund's Declaration of Trust and By-laws, the 1940 Act, the Investment Advisers Act of 1940, as amended (the "Advisers Act"), and the investment objectives, policies and restrictions of Balanced Portfolio;



   - cause the portfolio to comply with the requirements of Subchapter M of the Code for qualification as a regulated investment company;


   - comply with any policies, guidelines, procedures and instructions as Pioneer may from time to time establish;


   -   be responsible for voting proxies and acting on other corporate actions;


   - maintain separate books and detailed records of all matters pertaining to the portion of Balanced Portfolio's assets advised by the Prudential required by Rule 31a-1 under the 1940 Act relating to its responsibilities provided hereunder with respect to Balanced Portfolio;

   - ensure that its Access Persons comply in all respects with Prudential's Code of Ethics, as in effect from time to time; and


   -   furnish reports to the Trustees and Pioneer.



The subadvisory contract is renewable annually by the vote of a majority of the Board of Trustees of the portfolio (including a majority of the Board of Trustees who are not parties to the contract or interested persons of any such parties) cast in person at a meeting called for the purpose of voting on such renewal. The advisory contract terminates if assigned and may be terminated without penalty by any party by vote of its Board of Directors or Trustees, as the case may be, or a majority of the portfolio's outstanding voting securities and the giving of sixty days' written notice.



SUBADVISORY FEE. For its services, Prudential is entitled to a subadvisory fee from Pioneer at an annual rate of 0.45% of Balanced Portfolio's average daily net assets. The fee will be paid monthly in arrears. Balanced Portfolio does not pay a fee to Prudential.



Balanced Portfolio and Pioneer have submitted an application for an exemptive order from the Securities and Exchange Commission permitting Pioneer, subject to the approval of the portfolio's board of trustees, to select subadvisers to serve as portfolio managers of the portfolio or to materially modify an existing subadvisory contract without obtaining shareholder approval of a new or amended subadvisory contract. Pioneer retains the ultimate responsibility to oversee and to recommend the hiring, termination and replacement of any subadviser. The existing shareholders of the portfolio approved this subadvisory approval policy at a special shareholder meeting held on April 17, 2001.



See the table in Appendix A for management fees paid to Pioneer and subadvisory fees paid to Prudential during recently completed fiscal years.


ADMINISTRATION AGREEMENT. The fund has entered into an administration agreement with Pioneer pursuant to which certain accounting and legal services which are expenses payable by the portfolios under the management contract are performed by Pioneer and pursuant to which Pioneer is reimbursed for its costs of providing such services. See Appendix A for fees the fund paid to Pioneer for administration and related services.

POTENTIAL CONFLICT OF INTEREST. Each portfolio is managed by Pioneer which also serves as investment adviser to the other portfolios and other Pioneer mutual funds and private accounts with investment objectives identical or similar to those of a portfolio. Securities frequently meet the investment objectives of a portfolio, the other Pioneer mutual funds and such private accounts. In such cases, the decision to recommend a purchase to one fund or account rather than another is based on a number of factors. The determining factors in most cases are the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Other factors considered in the investment recommendations include other investments which each fund or account presently has in a particular industry and the availability of investment funds in each fund or account.

It is possible that at times identical securities will be held by more than one fund and/or account. However, positions in the same issue may vary and the length of time that any fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that more than one of the Pioneer mutual funds or a private account managed by Pioneer seeks to acquire the same security at about the same time, a portfolio may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, a portfolio may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if

Pioneer decides to sell on behalf of another account the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one fund or account, the resulting participation in volume transactions could produce better executions for a portfolio. In the event more than one account purchases or sells the same security on a given date, the purchases and sales will normally be made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each account. Although the other Pioneer mutual funds may have the same or similar investment objectives and policies as a portfolio, their portfolios do not generally consist of the same investments as a portfolio or each other, and their performance results are likely to differ from those of a portfolio.


PERSONAL SECURITIES TRANSACTIONS. The fund, Pioneer, PFD and Prudential have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which is applicable to officers, trustees/directors and designated employees. Each code permits such persons to engage in personal securities transactions for their own accounts, including securities that may be purchased or held by the fund, and is designed to prescribe means reasonably necessary to prevent conflicts of interest from arising in connection with personal securities transactions. Each code is on public file with and available from the SEC.


5.   PRINCIPAL UNDERWRITER


PFD, 60 State Street, Boston, Massachusetts 02109, serves as the principal underwriter for the fund in connection with the continuous offering of shares of the portfolios. PFD is an indirect wholly owned subsidiary of PIM-USA. The fund will not generally issue shares for consideration other than cash. At the fund's sole discretion, however, it may issue shares for consideration other than cash in connection with an acquisition of portfolio securities pursuant to a purchase of assets, merger or other reorganization.


The redemption price of shares of beneficial interest of a portfolio may, at Pioneer's discretion, be paid in cash or portfolio securities. The fund has, however, elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the portfolio's net asset value during any 90-day period for any one shareholder. Should the amount of redemptions by any shareholder exceed such limitation, the fund will have the option of redeeming the excess in cash or portfolio securities. In the latter case, the securities are taken at their value employed in determining the portfolio's net asset value. A shareholder whose shares are redeemed in-kind may incur brokerage charges in selling the securities received in-kind. The selection of such securities will be made in such manner as the Board deems fair and reasonable.

CLASS II 12b-1 PLAN

The fund has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act with respect to its Class II shares pursuant to which the Class II shares of the fund will pay a distribution fee at the annual rate of up to 0.25% of the fund's average daily net assets. The distribution fee is intended to compensate PFD for its Class II distribution services to the fund. The fund has not adopted a plan of distribution with respect to its Class I shares.

In accordance with the terms of the plan of distribution, PFD provides to the fund for review by the Trustees a quarterly written report of the amounts expended and the purpose for which such expenditures were made. In the Trustees' quarterly review of the plan of distribution, they will consider the continued appropriateness and the level of reimbursement or compensation the plan of distribution provides.

No interested person of the fund, nor any Trustee of the fund who is not an interested person of the fund, has any direct or indirect financial interest in the operation of the plan of distribution except to the extent that PFD and certain of its employees may be deemed to have such an interest as a result of receiving a portion of the amounts expended under the plan of distribution by the fund and except to the extent certain officers may have an interest in PFD's ultimate parent, UniCredito Italiano, or in UniCredito Italiano's subsidiaries.


The plan of distribution was adopted by a majority vote of the Board of Trustees, including all of the Trustees who are not, and were not at the time they voted, interested persons of the fund, as defined in the 1940 Act (none of whom has or have any direct or indirect financial interest in the operation of the plan of distribution), cast in person at a meeting called for the purpose of voting on the plan of distribution. In approving the plan of distribution, the Trustees identified and considered a number of potential benefits which the it may provide. The Board of Trustees believes that there is a reasonable likelihood that the plan of distribution will benefit the fund and its current and future shareholders. Under its terms, the plan of distribution remains in effect from year to year provided such continuance is approved annually by vote of the Trustees in the manner described above. The plan of distribution may not be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the class affected thereby, and material amendments of the plan of distribution must also be approved by the Trustees in the manner described above. The plan of distribution may be terminated at any time, without payment of any penalty, by vote of the majority of the Trustees who are not interested persons of the fund and who have no direct or indirect financial interest in the operations of the plan of distribution, or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the respective Class of the fund.


6.       CUSTODIAN

Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, is the custodian of each portfolio's assets. The custodian's responsibilities include safekeeping and controlling the portfolio's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the portfolio's investments.

7.       INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP, 225 Franklin Street, Boston, Massachusetts 02110, the portfolios' independent public accountants, provides audit services, tax return review, and assistance and consultation with respect to the preparation of filings with the SEC.

8.       PORTFOLIO TRANSACTIONS


All orders for the purchase or sale of portfolio securities are placed on behalf of a portfolio by Pioneer (or by Prudential for Balanced Portfolio, subject to Pioneer's supervision) pursuant to authority contained in the portfolio's management contract and subadvisory contract. Pioneer and Prudential seek to obtain the best execution on portfolio trades on behalf of the fund. The price of securities and any commission rate paid are always factors, but frequently not the only factors, in judging best execution. In selecting brokers or dealers, Pioneer and Prudential consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability and financial condition of the dealer; the dealer's execution services rendered on a continuing basis; and the reasonableness of any dealer spreads. Transactions in non-U.S. equity securities are executed by broker-dealers in non-U.S. countries in which commission rates may not be negotiable (as such rates are in the U.S.).


Fixed income securities purchased and sold on behalf of a portfolio normally will be traded in the over-the-counter market on a net basis (i.e. without commission) through dealers acting for their own account and not as brokers or otherwise through transactions directly with the issuer of the instrument. The cost of such securities purchased from underwriters includes an underwriter's commission or concession, and the prices at which securities are purchased and sold from and to dealers include a dealer's markup or markdown. Pioneer and Prudential normally seek to deal directly with the primary market makers unless, in their opinion, better prices are available elsewhere. Some securities are purchased and sold on an exchange or in over-the-counter transactions conducted on an agency basis involving a commission.


Pioneer or Prudential may select broker-dealers that provide brokerage and/or research services to a portfolio and/or other investment companies or other accounts managed by Pioneer or Prudential or over which they or their affiliates exercise investment discretion. It is understood that Prudential Securities Incorporated, an affiliate of Balanced Portfolio's subadviser, Prudential, may be used as a broker on an ongoing basis for Balanced Portfolio's securities transactions, provided that the security prices and commissions are no more than would be charged by third party brokers, but that no formula has been adopted for allocation of the portfolio's investment transaction business. On occasions when Prudential deems the purchase or sale of a security to be in the best interest of Balanced Portfolio, as well as its other clients, Prudential, to the extent permitted by applicable law and regulations may, but shall be under no obligation to, aggregate the securities to be sold or purchased in order to obtain the best execution. In such event, the allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by Prudential in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the fund and to such other clients.


In addition, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, if Pioneer or Prudential determines in good faith that the amount of commissions charged by a broker-dealer is reasonable in relation to the value of the brokerage and research services provided by such broker, a portfolio may pay commissions to such broker-dealer in an amount greater than the amount another firm may charge. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; providing stock quotation services, credit rating service information and comparative fund statistics; furnishing analyses, electronic information services, manuals and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts and particular investment decisions; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Pioneer and Prudential maintain a listing of broker-dealers who provide such services on a regular basis. However, because many transactions on behalf of a portfolio and other investment companies or accounts managed by Pioneer and Prudential are placed with broker-dealers (including broker-dealers on the listing) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such dealers solely because such services were provided. Pioneer believes that no exact dollar value can be calculated for such services.


The research received from broker-dealers may be useful to Pioneer and Prudential in rendering investment management services to a portfolio as well as other investment companies or other accounts managed by them, although not all such research may be useful to a portfolio. Conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of such other accounts may be useful to Pioneer or Prudential in carrying out its obligations to a portfolio. The receipt of such research has not reduced Pioneer's or Prudential's normal independent research activities;



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

however, it enables each of them to avoid the additional expenses which might otherwise be incurred if it were to attempt to develop comparable information through its own staff.


In circumstances where two or more broker-dealers offer comparable prices and executions, preference may be given to a broker-dealer which has sold shares of a portfolio as well as shares of other investment companies managed by Pioneer or Prudential. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of a portfolio.


The Pioneer funds have entered into third-party brokerage and/or expense offset arrangements to reduce the funds' total operating expenses. Pursuant to third-party brokerage arrangements, certain of the funds that invest primarily in U.S. equity securities may incur lower custody fees by directing brokerage to third-party broker-dealers. Pursuant to expense offset arrangements, the funds incur lower transfer agency expenses by maintaining their cash balances with the custodian. See "Financial highlights" in the prospectus.


See the table in Appendix A for aggregate brokerage and underwriting commissions paid by a portfolio in connection with its portfolio transactions during recently completed fiscal years. The Board of Trustees periodically reviews Pioneer's and Prudential's performance of their responsibilities in connection with the placement of portfolio transactions on behalf of a portfolio.


9.       DESCRIPTION OF SHARES


The fund's Agreement and Declaration of Trust, dated as of September 16, 1994, as amended (the "Declaration"), permits the Board of Trustees to authorize the issuance of an unlimited number of full and fractional shares of beneficial interest (without par value) which may be divided into such separate series as the Trustees may establish. Currently, the fund consists of 20 portfolios. The Trustees may, however, establish additional portfolios of shares, and may divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests. The Declaration further authorizes the Trustees to classify or reclassify any series of the shares into one or more classes. Pursuant thereto, the Trustees have authorized the issuance of Class I and Class II shares. Each share of a class of a portfolio represents an equal proportionate interest in the portfolio allocable to that class. The shares of each class of a portfolio participate equally in the earnings, dividends and assets of the portfolio, and are entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shareholders of all portfolios vote together in the election and selection of Trustees and accountants. Upon liquidation of a portfolio, shareholders of each class of the portfolio are entitled to share pro rata in the portfolio's net assets available allocable to such class for distribution to shareholders.


Shareholders are entitled to one vote for each share held and may vote in the election of Trustees and on other matters submitted to a meeting of shareholders. Although Trustees are not elected annually by the shareholders, shareholders have, under certain circumstances, the right to remove one or more Trustees. A portfolio is not required, and does not intend, to hold annual shareholder meetings although special meetings may be called for the purpose of electing or removing Trustees, changing fundamental investment restrictions or approving a management contract.

The shares of each series of a portfolio are entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shareholders of all series vote together in the election and selection of Trustees and accountants. Shares of all series of a portfolio vote together as a class on matters that affect all series of a portfolio in substantially the same manner. As to matters affecting a single series or class, shares of such series or class will vote separately. No amendment adversely affecting the rights of shareholders may be made to the Declaration without the affirmative vote of a majority of a portfolio's shares. Shares have no preemptive or conversion rights.

As a Delaware business trust, a portfolio's operations are governed by the Declaration. Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act (the "Delaware Act") provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. The Declaration expressly provides that a portfolio is organized under the Delaware Act and that the Declaration is to be governed by Delaware law. There is nevertheless a possibility that a Delaware business trust, such as a portfolio, might become a party to an action in another state whose courts refused to apply Delaware law, in which case a portfolio's shareholders could become subject to personal liability.

To guard against this risk, the Declaration (i) contains an express disclaimer of shareholder liability for acts or obligations of a portfolio and provides that notice of such disclaimer may be given in each agreement, obligation or instrument entered into or executed by a portfolio or its Trustees, (ii) provides for the indemnification out of fund property of any shareholders held personally liable for any obligations of a portfolio or any series of a portfolio and (iii) provides that a portfolio shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a portfolio and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) a portfolio itself would be unable to meet its obligations. In light of Delaware law, the nature of a portfolio's business and the nature of its assets, the risk of personal liability to a fund shareholder is remote.

In addition to the requirements under Delaware law, the Declaration provides that a shareholder of a portfolio may bring a derivative action on behalf of a portfolio only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of a portfolio, or 10% of the outstanding shares of the series or class to which such action relates, shall join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and investigate the basis of such claim. The Trustees shall be entitled to retain counsel or other advisers in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse a portfolio for the expense of any such advisers in the event that the Trustees determine not to bring such action.

The Declaration further provides that a portfolio shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of a portfolio. The Declaration does not authorize a portfolio to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.


The Declaration provides that any Trustee who is not an "interested person" of Pioneer shall be considered to be independent for purposes of Delaware law notwithstanding the fact that such Trustee receives compensation for serving as a trustee of the fund or other investment companies for which Pioneer acts as investment adviser.



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

10.      PRICING OF SHARES

The net asset value per share of each class of a portfolio is determined as of the close of regular trading (currently 4:00 p.m., Eastern time) on each day on which the New York Stock Exchange (the "Exchange") is open for trading. As of the date of this Statement of Additional Information, the Exchange is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each class of a portfolio is also determined on any other day in which the level of trading in its portfolio securities is sufficiently high so that the current net asset value per share might be materially affected by changes in the value of its portfolio securities. No portfolio is required to determine its net asset value per share on any day in which no purchase orders for the shares of the portfolio become effective and no shares of the portfolio are tendered for redemption.

The net asset value per share of each class of a portfolio is computed by taking the value of all of the portfolio's assets attributable to a class less the portfolio's liabilities attributable to that class, and dividing it by the number of outstanding shares for the class. For purposes of determining net asset value, expenses of each class of a portfolio are accrued daily.

MONEY MARKET PORTFOLIO

Except as set forth in the following paragraph, Money Market Portfolio's investments are valued on each business day on the basis of amortized cost, if the Board of Trustees determines in good faith that the method approximates fair value. This technique involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price such portfolio would receive if it sold the investment. During periods of declining interest rates, the yield on shares of Money Market Portfolio computed as described below may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio investments. Thus, if the use of amortized cost by Money Market Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the portfolio would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values. The converse would apply in a period of rising interest rates.

In determining Money Market Portfolio's net asset value, "when-issued" securities will be valued at the value of the security at the time the commitment to purchase is entered into.

The valuation of Money Market Portfolio's investments based upon their amortized cost and the concomitant maintenance of the portfolio's per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 under the 1940 Act, pursuant to which the portfolio must adhere to certain conditions which are described in detail in the prospectus. Money Market Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less. The maturities of variable rate demand instruments held by the portfolio will be deemed to be the longer of the demand period or the period remaining until the next interest rate adjustment, although stated maturities may be in excess of one year. The Trustees have established procedures designed to stabilize, to the extent reasonably possible, the price per share of each class of Money Market Portfolio for the purpose of maintaining sales and redemptions at a single value. Such procedures will include review of the portfolio's holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the portfolio's net asset value per class calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Trustees determine that such a deviation exists, they have agreed to take such corrective action as they regard as necessary and appropriate, including: (i) the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; (ii) withholding dividends; (iii) redeeming shares in kind; or (iv) establishing a net asset value per share by using available market quotations. It is the intention of the Fund to maintain Money Market Portfolio's per-share net asset value at $1.00 but there can be no assurance of this.

ALL OTHER PORTFOLIOS

Securities are valued at the last sale price on the principal exchange or market where they are traded. Securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the current bid and asked prices. Securities quoted in foreign currencies are converted to U.S. dollars utilizing foreign exchange rates employed by the fund's independent pricing services. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of regular trading on the Exchange. The values of such securities used in computing the net asset value of the fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of regular trading on the Exchange. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of regular trading on the Exchange and will therefore not be reflected in the computation of the fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith by the Trustees. All assets of the fund for which there is no other readily available valuation method are valued at their fair value as determined in good faith by the Trustees, although the actual computations may be made by persons acting pursuant to the direction of the Board of Trustees.


Ordinarily, investments in debt securities are valued on the basis of information furnished by a pricing service which utilizes primarily a matrix system (which reflects such factors as security prices, yields, maturities and ratings), supplemented by dealer and exchange quotations. Other securities are valued at the last sale price on the principal exchange or market where they are traded.


Securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the current bid and asked prices. Securities quoted in foreign currencies are converted to U.S. dollars utilizing foreign exchange rates employed by the portfolios' independent pricing services. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of regular trading on the Exchange. The values of such securities used in computing the net asset value of a portfolio's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of regular trading on the Exchange. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of regular trading on the Exchange and will therefore not be reflected in the computation of a portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith by the Trustees. All assets of a portfolio for which there is no other readily available valuation method are valued at their fair value as determined in good faith by the Trustees, although the actual computations may be made by persons acting pursuant to the direction of the Board of Trustees.


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

The net asset value per share of each class of the fund is computed by taking the value of all of the fund's assets attributable to a class, less the fund's liabilities attributable to that class, and dividing the result by the number of outstanding shares of that class. For purposes of determining net asset value, expenses of the classes of the fund are accrued daily and taken into account.

11.      TAX STATUS

Each portfolio is treated as a separate entity for U.S. federal income tax purposes. It is each portfolio's policy to meet the requirements of Subchapter M of the Code for qualification as a regulated investment company. These requirements relate to the sources of a portfolio's income, the diversification of its assets and the distribution of its income to shareholders. If a portfolio meets all such requirements and distributes to its shareholders, in accordance with the Code's timing requirements, all investment company taxable income and net capital gain, if any, which it earns, the portfolio will be relieved of the necessity of paying U.S. federal income tax.


In order to qualify as a regulated investment company under Subchapter M of the Code, a portfolio must, among other things, derive at least 90% of its annual gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% income test"), and satisfy certain annual distribution and quarterly diversification requirements. For purposes of the 90% income test, the character of income earned by certain entities in which the portfolio invests that are not treated as corporations (e.g., partnerships or trusts) for U.S. income tax purposes will generally pass through to the portfolio. Consequently, a portfolio may be required to limit its equity investments in such entities that earn fee income, rental income, or other nonqualifying income.


As noted in the prospectus, each portfolio must, and intends to, comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on a portfolio by the 1940 Act and Subchapter M of the Code, place certain limitations on the assets of each separate account. Section 817(h) and these regulations treat the assets of the portfolios as assets of the related separate accounts and, among other things, limit the extent to which the assets of a portfolio may be represented by any one, two, three or four investments. Specifically, the Treasury regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the value of the total assets of a portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies. Failure by a portfolio to both qualify as a regulated investment company and satisfy the Section 817(h) requirements would generally result in adverse treatment of the variable contract holders, differing from the treatment described in the applicable variable contract prospectus, by causing the contracts to lose their favorable tax status and requiring a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts.


Dividends from investment company taxable income, which includes net investment income, net short-term capital gain in excess of net long-term capital loss, and certain net foreign exchange gains, are treated as ordinary income, whether received in cash or reinvested in additional shares. Dividends from net long-term capital gain in excess of net short-term capital loss ("net capital gain"), if any, whether received in cash or reinvested in additional shares, are treated as long-term capital gain for U.S. federal income tax purposes without regard to the length of time shares of the portfolio have been held.

Any dividend declared by a portfolio as of a record date in October, November or December as of a record date and paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it is declared.


Foreign exchange gains and losses realized by a portfolio in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Under future Treasury regulations, any such transactions that are not directly related to a portfolio's investments in stock or securities (or its options or futures contracts with respect to stock or securities) may have to be limited in order to enable the portfolio to satisfy the 90% income test. If the net foreign exchange loss for a year were to exceed a portfolio's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year would not be deductible by the portfolio or its shareholders in future years.


If a portfolio acquires any equity interest (under future Treasury regulations, generally including not only stock but also an option to acquire stock such as is inherent in a convertible bond) in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the portfolio could be subject to U.S. federal income tax and additional interest charges on "excess distributions" received from such companies or on gain from the sale of stock in such companies, even if all income or gain actually received by the portfolio is timely distributed to its shareholders. The portfolio would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may generally be available that would ameliorate these adverse tax consequences, but any such election could require the applicable portfolio to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. A portfolio may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.


Balanced Portfolio, Emerging Markets Portfolio, Equity-Income Portfolio, Europe Portfolio, Europe Select Portfolio, Global Financials Portfolio, Global Health Care Portfolio, Global Telecoms Portfolio, Growth Shares Portfolio, High Yield Portfolio, International Growth Portfolio, Mid-Cap Value Portfolio, Pioneer Fund Portfolio, Real Estate Growth Portfolio, Science & Technology Portfolio, Small Company Portfolio and Strategic Income Portfolio may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. International Growth Portfolio may hold such securities only as a result of credit quality downgrades. Investments in debt obligations that are at risk of or in default present special tax issues for the portfolios. Tax rules are not entirely clear about issues such as when a portfolio may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by a portfolio, in the event it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income tax.



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

If a portfolio invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if a portfolio elects to include market discount in income currently), the portfolio must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the portfolio must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid U.S. federal income tax. Therefore, the portfolio may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

For U.S. federal income tax purposes, each portfolio is permitted to carry forward a net capital loss for any year to offset its own capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in U.S. federal income tax liability to the portfolio and therefore are not expected to be distributed as such to shareholders. Each portfolio's capital loss carryforwards, if any, are set forth on Appendix A.


Redemptions and exchanges are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in portfolio shares is properly treated as a sale for tax purposes, as the following discussion assumes. Any loss realized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Losses on redemptions or other dispositions of shares may be disallowed under "wash sale" rules in the event of other investments in the same portfolio (including those made pursuant to reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares. In such a case, the disallowed portion of any loss would generally be included in the U.S. federal tax basis of the shares acquired in the other investments.


Options written or purchased and futures contracts entered into by a portfolio on certain securities, indices and foreign currencies, as well as certain foreign currency forward contracts, may cause the portfolio to recognize gains or losses from marking-to-market at the end of its taxable year even though such options may not have lapsed, been closed out, or exercised, or such futures or forward contracts may not have been performed or closed out. The tax rules applicable to these contracts may affect the characterization of some capital gains and losses realized by the portfolios as long-term or short-term. Certain options, futures and forward contracts relating to foreign currency may be subject to Section 988 of the Code, as described above, and may accordingly produce ordinary income or loss. Additionally, the fund may be required to recognize gain if an option, forward contract, futures contract, short sale or other transaction that is not subject to the mark to market rules is treated as a "constructive sale" of an "appreciated financial position" held by the fund under Section 1259 of the Code. Any net mark to market gains and/or gains from constructive sales may also have to be distributed to satisfy the distribution requirements referred to above even though the portfolio may receive no corresponding cash amounts, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Losses on certain options, futures or forward contracts and/or offsetting positions (portfolio securities or other positions with respect to which a portfolio's risk of loss is substantially diminished by one or more options, futures or forward contracts) may also be deferred under the tax straddle rules of the Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available that would enable a portfolio to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to options, futures or forward contracts and straddles may affect the amount, timing and character of a portfolio's income and gains or losses and hence of its distributions to shareholders.



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

Each portfolio that may invest in countries other than the U.S. may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains, with respect to its investments in those countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. The portfolios do not expect to pass through to their shareholders their pro rata shares of qualified non-U.S. taxes paid by the portfolios, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own tax returns. The portfolios, however, generally may deduct any foreign taxes that are not passed through to their shareholders in computing their income available for distribution to shareholders to satisfy applicable tax distribution requirements.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts held by trustees of qualified pension or retirement plans. These shareholders should consult their tax advisers for more information.

If, as anticipated, each portfolio continues to qualify as a regulated investment company under the Code, each such portfolio will not be required to pay any Massachusetts income, corporate excise or franchise taxes or any Delaware corporation income tax.

The description of certain federal tax provisions above relates solely to U.S. federal income tax law as it applies to the portfolios and to certain aspects of their distributions. It does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities and insurance companies. Shareholders should consult their own tax advisers on these matters and on state, local and other applicable tax laws.

12.      INVESTMENT RESULTS

QUOTATIONS, COMPARISONS AND GENERAL INFORMATION

From time to time, in advertisements, in sales literature or in reports to shareholders, the past performance of the fund may be illustrated and/or compared with that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, total return of the fund's classes may be compared to averages or rankings prepared by Lipper, Inc., a widely recognized independent service which monitors mutual fund performance; the S&P 500, an index of unmanaged groups of common stock; the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the Exchange; the Russell U.S. Equity Indexes or the Wilshire Total Market Value Index, which are recognized unmanaged indexes of broad-based common stocks; or any other appropriate index.

In addition, the performance of the classes of the fund may be compared to alternative investment or savings vehicles and/or to indices or indicators of economic activity, e.g., inflation or interest rates. The fund may also include securities industry or comparative performance information generally and in advertising or materials marketing the fund's shares. Performance rankings and listings reported in newspapers or national business and financial publications, such as BARRON'S, BUSINESS WEEK, CONSUMERS DIGEST, CONSUMER REPORTS, FINANCIAL WORLD, FORBES, FORTUNE, INVESTORS BUSINESS DAILY, KIPLINGER'S PERSONAL FINANCE MAGAZINE, MONEY MAGAZINE, NEW YORK TIMES, SMART MONEY, USA TODAY, U.S. NEWS AND WORLD REPORT, THE WALL STREET JOURNAL and WORTH, may also be cited (if the fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including Bloomberg Financial Markets, CDA/Wiesenberger, Donoghue's Mutual Fund Almanac, Ibbotson Associates, Investment Company Data, Inc., Johnson's Charts, Kanon Bloch Carre and Co., Lipper, Inc., Micropal, Inc., Morningstar, Inc., Schabacker Investment Management and Towers Data Systems, Inc.

In addition, from time to time quotations from articles from financial publications such as those listed above may be used in advertisements, in sales literature or in reports to shareholders of the fund.

The fund may also present, from time to time, historical information depicting the value of a hypothetical account in one or more classes of the fund since inception.

In presenting investment results, the fund may also include references to certain financial planning concepts, including (a) an investor's need to evaluate his financial assets and obligations to determine how much to invest;
(b) his need to analyze the objectives of various investments to determine where to invest; and (c) his need to analyze his time frame for future capital needs to determine how long to invest. The investor controls these three factors, all of which affect the use of investments in building assets. Each portfolio's investment results will be presented to the public in combination with performance information for any appropriate variable life insurance or variable annuity contract.

Each portfolio's yield quotations and average total return quotations for each class as they may appear in the prospectus, this Statement of Additional Information or in advertising are calculated by standard methods prescribed by the SEC.

STANDARDIZED YIELD QUOTATIONS

The yield of a class is computed by dividing the class' net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the class on the last day of such base period in accordance with the following formula:

                                a-b     6
                  YIELD = 2[ ( ----- +1) -1]
                                cd
Where:

         a    =    interest earned during the period

         b    =    net expenses accrued for the period

         c    =    the average daily number of shares outstanding during the
                   period that were entitled to receive dividends

         d    =    the maximum offering price per share on the last day of the period

For purposes of calculating interest earned on debt obligations as provided in item "a" above:

         (i) The yield to maturity of each obligation held by the fund is computed based on the market value of the obligation (including actual accrued interest, if any) at the close of business each day during the 30-day base period, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest, if any) on settlement date, and with respect to obligations sold during the month the sale price (plus actual accrued interest, if any) between the trade and settlement dates.

         (ii) The yield to maturity of each obligation is then divided by 360 and the resulting quotient is multiplied by the market value of the obligation (including actual accrued interest, if any) to determine the interest income on the obligation for each day. The yield to maturity calculation has been made on each obligation during the 30-day base period.

         (iii) Interest earned on all debt obligations during the 30-day or one-month period is then totaled.

         (iv) The maturity of an obligation with a call provision(s) is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

With respect to the treatment of discount and premium on mortgage- or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), the fund accounts for gain or loss attributable to actual monthly pay downs as an increase or decrease to interest income during the period. In addition, the fund may elect (i) to amortize the discount or premium remaining on a security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if the weighted average maturity date is not available, or (ii) not to amortize the remaining discount or premium on a security.

For purposes of computing yield, interest income is recognized by accruing 1/360 of the stated interest rate of each obligation in the fund's portfolio each day that the obligation is in the portfolio. Expenses of Class II accrued during any base period, if any, pursuant to its Distribution Plan are included among the expenses accrued during the base period.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS

One of the primary methods used to measure the performance of a class of the fund is "total return." Total return will normally represent the percentage change in value of an account, or of a hypothetical investment in a class of the fund, over any period up to the lifetime of that class of the fund. Total return calculations will usually assume the reinvestment of all dividends and capital gain distributions and will be expressed as a percentage increase or decrease from an initial value for the entire period or for one or more specified periods within the entire period. Total return percentages for periods of less than one year will usually be annualized; total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values without percentages. Past performance cannot guarantee any particular future result.

The fund's average annual total return quotations for each of its classes as that information may appear in the fund's prospectus, this statement of additional information or in advertising are calculated by standard methods prescribed by the SEC.

Average annual total return quotations for each class of shares are computed by finding the average annual compounded rates of return that would cause a hypothetical investment in the class made on the first day of a designated period (assuming all dividends and distributions are reinvested) to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

                        n
                  P(1+T)  = ERV

Where:

         P      =    a hypothetical initial payment of $1,000

         T      =    average annual total return

         n      =    number of years

         ERV    =    ending redeemable value of the hypothetical $1,000 initial payment made at the beginning of the designated period (or fractional portion thereof)

For purposes of the above computation, it is assumed that all dividends and distributions made by the fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts of a particular class of shares are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the class' mean account size.

See Appendix A for the annual total returns for each class of fund shares as of the most recently completed fiscal year.

13.      FINANCIAL STATEMENTS


The fund's December 31, 2000 annual report for its Class I shares, filed with the SEC on February 27, 2001 (Accession No. 0000930709-01-000006); December 31, 2000 annual report for its Equity-Income Portfolio Class II shares, filed with the SEC on March 2, 2001 (Accession No. 0000930709-01-000008); December 31, 2000
annual report for its Mid-Cap Value Portfolio Class II shares, filed with the SEC on February 26, 2001 (Accession No. 0000930709-01-000002); December 31, 2000
annual report for its Emerging Markets Portfolio Class II shares, filed with the SEC on February 26, 2001 (Accession No. 0000930709-01-000004); December 31, 2000
annual report for its Real Estate Growth Portfolio Class II shares, filed with the SEC on February 26, 2001 (Accession No. 0000930709-01-000003); and December 31, 2000 annual report for its Growth Shares Portfolio, Pioneer Fund Portfolio and Equity-Income Portfolio Class II shares, filed with the SEC on February 26, 2001 (Accession No. 0000930709-01-000001) are incorporated by reference into this Statement of Additional Information. The financial statements in the fund's annual reports, including the financial highlights, for the period ended December 31, 2000, included or incorporated by reference into the prospectuses and this Statement of Additional Information, have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect to the financial statements, and are included in reliance upon the authority of Arthur Andersen LLP as experts in accounting and auditing in giving their report.


The fund's annual and semiannual reports include the financial statements referenced above and are available without charge upon request by calling Shareholder Services at 1-800-225-6292.

14.      APPENDIX A - ANNUAL FEE, EXPENSE AND OTHER INFORMATION

PORTFOLIO TURNOVER


The annual portfolio turnover rate for each of the portfolios, except the Money Market Portfolio, for the fiscal year ended December 31, 2000 was:



America Income                              55%
Balanced                                    15%
Emerging Markets                           156%
Equity-Income                               13%
Europe                                      92%
Europe Select                              N/A**
International Growth                        55%
Pioneer Fund                                37%
Growth Shares                               95%
Global Financials                          N/A**
Global Health Care                         N/A**
Global Telecoms                            N/A**
High Yield                                  33%
Mid-Cap Value                               85%
Real Estate Growth                          31%
Science & Technology                        73%
Small Company                              N/A*
Swiss Franc Bond                            7%
Strategic Income                            54%



* Commencement of operations, January 22, 2001.
** Commencement of operations, May 1, 2001.

SHARE OWNERSHIP

As of March 31, 2001, the officers and trustees of the fund owned beneficially in the aggregate less than 1% of the outstanding shares of the fund. The following is a list of the holders of 5% or more of any of the portfolios' Class I or Class II shares as of March 31, 2001.


CLASS I SHARES
RECORD HOLDER                               PORTFOLIO                            NUMBER OF SHARES           % OF CLASS
Allmerica Financial Life Co.                Pioneer Fund                              9,625,975                98.57
Accumulation Account                        America Income                            3,319,667                98.83
ATTN: Separate Accounting                   International Growth                      3,806,457                98.40
440 Lincoln Street                          Europe                                    1,608,935                98.61
Worcester, MA 01653-0002                    Equity-Income                             8,254,294                98.68
                                            Balanced                                  4,010,292                99.07
                                            Swiss Franc Bond                          3,005,900                97.02
                                            High Yield                                  857,588                94.19
                                            Science & Technology                      1,080,817                98.51
                                            Growth Shares                             5,383,148                98.00
                                            Money Market                             42,045,511                99.07
                                            Emerging Markets                            683,917                96.24
                                            Mid-Cap Value                             5,674,636                89.03
                                            Real Estate Growth                        1,404,492                62.46
                                            Strategic Income                            388,936                83.20
                                            Small Company                                73,475                87.81

Pioneer Funds Distributor, Inc.             High Yield                                   50,000                 5.49
ATTN: Chris Kozakis                         Strategic Income                             41,315                 9.36
60 State Street                             Small Company                                10,000                11.95
Boston, MA 02109-1800

United of Omaha                             Mid-Cap Value                               586,768                 9.20
 Life Insurance Co.                         Real Estate Growth                          813,221                36.16
Product Accounting &
Reporting - 5th floor
Mutual of Omaha Plaza
Omaha, NE 68175-0001

CLASS II SHARES
RECORD HOLDER                               PORTFOLIO                            NUMBER OF SHARES           % OF CLASS
Great-West Life & Annuity                   Equity-Income                                35,386                 6.69
 Client Plans
8515 East Orchard Road, 2T2
Englewood, CO 80111-5037

United of Omaha                             Pioneer Fund                                138,060                89.28
  Life Insurance Co.                        Equity-Income                               468,541                88.67
Product Accounting &                        Growth Shares                                19,843                99.74
Reporting - 5th floor
Mutual of Omaha Plaza
Omaha, NE 68175-0001

Allmerica Financial Life Co.                Mid-Cap Value                               136,181                99.59
Delaware Account                            Emerging Markets                            524,442                90.79
ATTN: Separate Accounting
440 Lincoln Street
Worcester, MA 01653-0002

First Allmerica Financial Life Co.          Emerging Markets                             53,182                 9.20
Delaware Account
ATTN: Separate Accounting
440 Lincoln Street
Worcester, MA 01653-0002

Allmerica Financial Life Co.                Real Estate Growth                          212,616                85.04
Accumulation Account
ATTN: Separate Accounting
440 Lincoln Street
Worcester, MA 01653-0002

First Allmerica Financial Life Co.          Real Estate Growth                           37,385                14.95
Accumulation Account
ATTN: Separate Accounting
440 Lincoln Street
Worcester, MA 01653-0002

Pioneer Funds Distributor, Inc.             High Yield                                        1               100.00
ATTN: Chris Kozakis
60 State Street
Boston, MA 02109-1800

Conseco Variable Insurance Co.              Pioneer Fund                                 14,060                 9.09
Separate Accounts                           Europe                                          984               100.00
11825 N. Pennsylvania Street
Carmel, IN 46032-4555

COMPENSATION OF OFFICERS AND TRUSTEES

The following table sets forth certain information with respect to the compensation of each Trustee of the fund.

                                                                PENSION OR RETIREMENT
                                           AGGREGATE            BENEFITS ACCRUED AS PART   TOTAL COMPENSATION FROM THE
                                           COMPENSATION FROM    OF FUND EXPENSES           FUND AND OTHER PIONEER MUTUAL
NAME OF TRUSTEE                            FUND(1)                                         FUNDS(2)
John F. Cogan, Jr.                                   $0.00              $0                                  $21,000.00
Mary K. Bush(3)                                     500.00               0                                  108,498.75
Richard H. Egdahl, M.D.                           1,500.00               0                                  106,311.75
Margaret B.W. Graham(3)                           1,000.00               0                                  110,624.50
Marguerite A. Piret                               1,500.00               0                                  130,749.50
David D. Tripple                                      0.00               0                                   20,500.00
Stephen K. West                                   1,500.00               0                                  118,948.75
John Winthrop(3)                                    500.00               0                                  116,998.50
                                                 ---------              --                                 -----------
                                                 $6,500.00              $0                                 $733,631.75
                                                 ---------                                                 -----------


     (1)  For the fiscal year ended December 31, 2000.
     (2) For the calendar year ended December 31, 2000. In addition to the fund, there are 30 other funds in the Pioneer Family of Funds.
     (3)  Became Trustees of the fund on September 11, 2000.

APPROXIMATE MANAGEMENT FEES A PORTFOLIO PAID OR OWED PIONEER

For the fiscal years ended December 31, 2000, 1999 and 1998 the portfolios incurred or would have incurred the following management fees had the expense limitation agreements described above (if applicable) not been in place:


                                 2000             1999             1998
America Income                $142,478         $163,638          $120,674
Balanced                       420,170          461,190           363,460
Emerging Markets               207,650           27,206               213
Europe                         224,244           71,034             1,257
Europe Select                      N/A              N/A               N/A
Equity-Income                1,225,993        1,459,899         1,063,282
Global Financials                  N/A              N/A               N/A
Global Health Care                 N/A              N/A               N/A
Global Telecoms                    N/A              N/A               N/A
Growth Shares                  915,652          878,440           239,134
High Yield                      19,099              N/A               N/A
International Growth           658,623          530,396           540,021
Mid-Cap Value                  733,880          747,637           760,061
Money Market                   165,836          104,152            95,451
Pioneer Fund                 1,402,471          961,059           243,814

Real Estate Growth             239,935          311,616           400,933
Science & Technology            35,646              N/A               N/A
Small Company                      N/A              N/A               N/A
Strategic Income                16,663            2,530               N/A
Swiss Franc Bond               238,107          277,553           175,251


FEES THE PORTFOLIOS PAID TO PIONEER UNDER THE ADMINISTRATION AGREEMENT EFFECTIVE OCTOBER 9, 1998


FOR THE FISCAL YEARS ENDED DECEMBER 31,


                                              2000              1999
America Income                              $29,903           $30,887
Balanced                                     50,441            31,591
Emerging Markets                             31,532            33,893
Europe                                       29,828            30,525
Europe Select                                   N/A               N/A
Equity-Income                                40,893            45,919
Global Financials                               N/A               N/A
Global Health Care                              N/A               N/A
Global Telecoms                                 N/A               N/A
Growth Shares                                29,895            29,717
High Yield                                   21,003               N/A
International Growth                         29,897            24,744
Mid-Cap Value                                30,005            31,304
Money Market                                 29,996            31,297
Pioneer Fund                                 32,628            31,510
Real Estate Growth                           29,995            31,609
Science & Technology                         21,025               N/A
Small Company                                   N/A               N/A
Strategic Income                             29,806            13,694
Swiss Franc Bond                             29,995            31,576


FUND EXPENSES UNDER THE CLASS II DISTRIBUTION PLAN


FOR THE FISCAL YEAR ENDED DECEMBER 31, 2000
Emerging Markets               $3,392
Equity-Income                   7,812
Growth Shares                     217
Mid-Cap Value                   2,289
Pioneer Fund                    1,973
Real Estate Growth                900

APPROXIMATE BROKERAGE AND UNDERWRITING COMMISSIONS (PORTFOLIO TRANSACTIONS)


For the fiscal periods ended December 31, 2000, 1999 and 1998, the portfolios paid or owed aggregate brokerage commissions as follows:


                                     AGGREGATE BROKERAGE COMMISSIONS

                                      2000             1999              1998
                                      ----             ----              ----
America Income                          $0               $0                $0
Balanced                            14,884           37,629            88,000
Emerging Markets                   211,351           51,675             1,000
Equity-Income                      121,761          104,675            70,000
Europe                              49,291           34,101             2,000
Europe Select                          N/A              N/A               N/A
Global Financials                      N/A              N/A               N/A
Global Health Care                     N/A              N/A               N/A
Global Telecoms                        N/A              N/A               N/A
Growth Shares                      170,607          161,120            36,000
High Yield                             500              N/A               N/A
International Growth               165,554          263,804           371,000
Mid-Cap Value                      339,550          324,677           314,000
Money Market                             0                0                 0
Pioneer Fund                        70,513           85,636           116,000
Real Estate Growth                  42,908           85,832            52,000
Science & Technology                 2,271              N/A               N/A
Small Company                          N/A              N/A               N/A
Strategic Income                         0                0               N/A
Swiss Franc Bond                         0                0                 0

CAPITAL LOSS CARRYFORWARDS

Not applicable.

AVERAGE ANNUAL TOTAL RETURNS

The portfolios' average annual total returns for the year ended December 31, 2000 and for the periods from commencement of operations to December 31, 2000 are as follows:


                                                           AVERAGE ANNUAL TOTAL RETURN (%)

CLASS I                                         ONE YEAR          FIVE YEARS        TEN YEARS         COMMENCEMENT
America Income (1)                                11.76             5.29               N/A                5.51
Balanced (1)                                       5.45             8.32               N/A               10.61
Emerging Markets (2)                             -34.20             N/A                N/A               10.16
Equity-Income (1)                                 14.85            17.14               N/A               18.74
Europe (2)                                       -18.46             N/A                N/A                4.94
Europe Select (9)                                  N/A              N/A                N/A                N/A
Global Financials (9)                              N/A              N/A                N/A                N/A
Global Health Care (9)                             N/A              N/A                N/A                N/A
Global Telecoms (9)                                N/A              N/A                N/A                N/A
Growth Shares (3)                                 -7.88             N/A                N/A                9.89
High Yield (7)                                     N/A              N/A                N/A                4.12
International Growth (1)                         -22.50             4.25               N/A                5.40
Mid-Cap Value (1)                                 18.00            12.94               N/A               14.03
Money Market (1)                                   5.71             4.78               N/A                4.84
Pioneer Fund (3)                                   1.22             N/A                N/A               15.06
Real Estate Growth (4)                            29.51            10.65               N/A               12.01
Science & Technology (7)                           N/A              N/A                N/A              -25.20
Small Company (8)                                  N/A              N/A                N/A                N/A
Strategic Income (6)                               4.51             N/A                N/A                3.64
Swiss Franc Bond (5)                               0.18            -4.69              N/A+               -4.46


(1)  Commencement of operations, March 1, 1995
(2)  Commencement of operations, October 30, 1998
(3)  Commencement of operations, October 31, 1997
(4)  Commencement of operations, March 31, 1995
(5)  Commencement of operations, November 1, 1995
(6)  Commencement of operations, July 29, 1999
(7)  Commencement of operations, May 1, 2000
(8)  Commencement of operations, January 22, 2001
(9)  Commencement of operations, May 1, 2001

                                    AVERAGE ANNUAL TOTAL RETURN (%)

Class II                                       One Year          Commencement
Emerging Markets (1)                               N/A              -31.65
Equity-Income (2)                                 14.49               9.56
Europe (3)                                         N/A                N/A
Growth Shares (1)                                  N/A               -6.36
High Yield (4)                                     N/A                N/A
Mid-Cap Value (1)                                  N/A               13.35
Pioneer Fund (1)                                   N/A               -1.61
Real Estate Growth (3)                             N/A                1.32


(1) Commencement of operations, May 1, 2000
(2) Commencement of operations, September 14, 1999
(3) Commencement of operations, August 1, 2000
(4) Commencement of operations, May 1, 2001

YIELD AND EFFECTIVE YIELD

The yield of the Money Market Portfolio for the seven-day period ended
December 29, 2000 was 5.51%. The effective yield for the same period was 5.66%.

15. APPENDIX B - DESCRIPTION OF SHORT-TERM DEBT, CORPORATE BOND AND PREFERRED STOCK RATINGS(1)


MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") PRIME RATING SYSTEM


Moody's short-term issuer ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted.


Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:


Prime-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:


Leading market positions in well-established industries. High rates of return on funds employed.
Conservative capitalization structure with moderate reliance on debt and ample asset protection. Broad margins in earnings coverage of fixed financial charges and high internal cash generation. Well-established access to a range of financial markets and assured sources of alternate liquidity.


Prime-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Prime-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


Not Prime: Issuers rated Not Prime do not fall within any of the Prime rating categories.


If an issuer represents to Moody's that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangements.

--------
(1) The ratings indicated herein are believed to be the most recent ratings available at the date of this statement of additional information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the fund's fiscal year-end.

MOODY'S DEBT RATINGS


Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.


A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Issues that are secured by escrowed funds held in trust, reinvested in direct, non-callable US government obligations or noncallable obligations unconditionally guaranteed by the US Government or Resolution Funding Corporation are identified with a # (hatchmark) symbol, e.g., #Aaa.


Con. (...): Bonds for which the security depends on the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by a) earnings of projects under construction, b) earnings of projects unseasoned in operation experience, c) rentals which begin when facilities are completed, or d) payments to which some other limiting condition attaches. The parenthetical rating denotes probable credit stature upon completion of construction or elimination of the basis of the condition


Moody's assigns ratings to individual long-term debt securities issued from medium-term note (MTN) programs, in addition to indicating ratings to MTN programs themselves. Notes issued under MTN programs with such indicated ratings are rated at issuance at the rating applicable to all pari passu notes issued under the same program, at the program's relevant indicated rating, provided such notes do not exhibit any of the characteristics listed below. For notes with any of the following characteristics, the rating of the individual note may differ from the indicated rating of the program:


1) Notes containing features which link the cash flow and/or market value to the credit performance of any third party or parties.
2) Notes allowing for negative
coupons, or negative principal.
3) Notes containing any provision which could obligate the investor to make any additional payments.


Market participants must determine whether any particular note is rated, and if so, at what rating level.


Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


MOODY'S PREFERRED STOCK RATINGS


Because of the fundamental differences between preferred stocks and bonds, Moody's employs a variation of Moody's familiar bond rating symbols in the quality ranking of preferred stock. These symbols, presented below, are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stock occupies a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.


aaa: An issue rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.


aa: An issue rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.


a: An issue rated a is considered to be an upper-medium-grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.


baa: An issue rated baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.


ba: An issue rated ba is considered to have speculative elements. Its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b: An issue rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.


caa: An issue rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.


ca: An issue rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.


c: This is the lowest-rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.


Note: As in the case of bond ratings, Moody's applies to preferred stock ratings the numerical modifiers 1, 2, and 3 in rating classifications aa through b. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


STANDARD & POOR'S SHORT-TERM ISSUE CREDIT RATINGS


A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.


A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.


D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


STANDARD & POOR'S LONG-TERM ISSUE CREDIT RATINGS


Issue credit ratings are based, in varying degrees, on the following considerations:

Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; Nature of and provisions of the obligation; Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.


The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.


AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated C is CURRENTLY HIGHLY VULNERABLE to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.


D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.


N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.


LOCAL CURRENCY AND FOREIGN CURRENCY RISKS


Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

16.    APPENDIX C - PERFORMANCE STATISTICS

                        PIONEER VARIABLE CONTRACTS TRUST

INVESTMENT ILLUSTRATIONS TO 12/31/00


PIONEER AMERICA INCOME CLASS I NAV


       DATE        INITIAL INVESTMENT  OFFERING PRICE    SALES CHARGE   SHARES PURCHASED   NET ASSET VALUE     INITIAL NET
                                                           INCLUDED                           PER SHARE        ASSET VALUE
      3/1/95            $10,000            $10.00           0.00%           1,000.00            $10.00           $10,000


       DATE         FROM INVESTMENT    FROM CAP GAINS   FROM DIVIDENDS     TOTAL VALUE
                                         REINVESTED       REINVESTED
     12/31/95                 $10,180               $0             $388           $10,568
     12/31/96                   9,780                0              925            10,705
     12/31/97                  10,040                0            1,569            11,609
     12/31/98                  10,290                0            2,265            12,555
     12/31/99                   9,469               11            2,759            12,239
     12/31/00                   9,970               11            3,697            13,678

PIONEER BALANCED CLASS I NAV

       DATE        INITIAL INVESTMENT  OFFERING PRICE    SALES CHARGE   SHARES PURCHASED   NET ASSET VALUE     INITIAL NET
                                                           INCLUDED                           PER SHARE        ASSET VALUE
      3/1/95            $10,000            $10.00           0.00%           1,000.00            $10.00           $10,000

       DATE         FROM INVESTMENT    FROM CAP GAINS   FROM DIVIDENDS     TOTAL VALUE
                                         REINVESTED       REINVESTED
     12/31/95                 $11,870               $0             $214           $12,084
     12/31/96                  13,190               71              545            13,806
     12/31/97                  14,930              231            1,013            16,174
     12/31/98                  14,470              765            1,432            16,667
     12/31/99                  14,310              757            2,022            17,089
     12/31/00                  14,600              772            2,649            18,021

PIONEER EMERGING MARKETS CLASS I NAV

       DATE        INITIAL INVESTMENT  OFFERING PRICE    SALES CHARGE   SHARES PURCHASED   NET ASSET VALUE     INITIAL NET
                                                           INCLUDED                           PER SHARE        ASSET VALUE
     10/30/98           $10,000            $10.00           0.00%           1,000.00            $10.00           $10,000

       DATE         FROM INVESTMENT    FROM CAP GAINS   FROM DIVIDENDS     TOTAL VALUE
                                         REINVESTED       REINVESTED
     12/31/98                 $10,490               $0               $0           $10,490
     12/31/99                  18,750                0                0            18,750
     12/31/00                  12,100              237                0            12,337

PIONEER EMERGING MARKETS CLASS II NAV

       DATE        INITIAL INVESTMENT  OFFERING PRICE    SALES CHARGE   SHARES PURCHASED   NET ASSET VALUE     INITIAL NET
                                                           INCLUDED                           PER SHARE        ASSET VALUE
      5/1/00            $10,000            $18.02           0.00%            554.939            $18.02           $10,000


       DATE         FROM INVESTMENT    FROM CAP GAINS   FROM DIVIDENDS     TOTAL VALUE
                                         REINVESTED       REINVESTED
     12/31/00                  $6,703             $132               $0            $6,835

PIONEER EQUITY-INCOME CLASS I NAV

       DATE        INITIAL INVESTMENT  OFFERING PRICE    SALES CHARGE   SHARES PURCHASED   NET ASSET VALUE     INITIAL NET
                                                           INCLUDED                           PER SHARE        ASSET VALUE
      3/1/95            $10,000            $10.00           0.00%           1,000.00            $10.00           $10,000

       DATE         FROM INVESTMENT    FROM CAP GAINS   FROM DIVIDENDS     TOTAL VALUE
                                         REINVESTED       REINVESTED
     12/31/95                 $12,170               $0             $192           $12,362
     12/31/96                  13,730                0              510            14,240
     12/31/97                  18,140               14            1,103            19,257
     12/31/98                  21,440              267            1,748            23,455
     12/31/99                  20,720              872            2,147            23,739
     12/31/00                  21,280            3,138            2,846            27,264


PIONEER EQUITY-INCOME CLASS II NAV

       DATE        INITIAL INVESTMENT  OFFERING PRICE    SALES CHARGE   SHARES PURCHASED   NET ASSET VALUE     INITIAL NET
                                                           INCLUDED                           PER SHARE        ASSET VALUE
     9/14/99            $10,000            $21.29           0.00%            469.704            $21.29           $10,000


       DATE         FROM INVESTMENT    FROM CAP GAINS   FROM DIVIDENDS     TOTAL VALUE
                                         REINVESTED       REINVESTED
     12/31/99                  $9,779               $0              $56            $9,835
     12/31/00                  10,037              924              299            11,260

PIONEER EUROPE PORTFOLIO CLASS I NAV

       DATE        INITIAL INVESTMENT  OFFERING PRICE    SALES CHARGE   SHARES PURCHASED   NET ASSET VALUE     INITIAL NET
                                                           INCLUDED                           PER SHARE        ASSET VALUE
     10/30/98           $10,000            $10.00           0.00%           1,000.00            $10.00           $10,000

       DATE         FROM INVESTMENT    FROM CAP GAINS   FROM DIVIDENDS     TOTAL VALUE
                                         REINVESTED       REINVESTED
     12/31/98                 $10,600               $0               $0           $10,600
     12/31/99                  13,610                8                0            13,618
     12/31/00                  11,070               15               19            11,104

PIONEER FUND CLASS I NAV

       DATE              INITIAL       OFFERING PRICE    SALES CHARGE   SHARES PURCHASED   NET ASSET VALUE     INITIAL NET
                       INVESTMENT                          INCLUDED                           PER SHARE        ASSET VALUE
     10/31/97            $10,000           $15.00           0.00%            666.667            15.00            $10,000

       DATE          FROM INVESTMENT   FROM CAP GAINS   FROM DIVIDENDS     TOTAL VALUE
                                         REINVESTED       REINVESTED
     12/31/97                 $10,540               $0              $10           $10,550
     12/31/98                  13,173                0              123            13,296
     12/31/99                  15,133               17              261            15,411
     12/31/00                  15,113              105              382            15,600


PIONEER FUND CLASS II NAV
       DATE              INITIAL       OFFERING PRICE    SALES CHARGE   SHARES PURCHASED   NET ASSET VALUE     INITIAL NET
                       INVESTMENT                          INCLUDED                           PER SHARE        ASSET VALUE
      5/1/00             $10,000           $23.28           0.00%            429.553            $23.28           $10,000


       DATE          FROM INVESTMENT   FROM CAP GAINS   FROM DIVIDENDS     TOTAL VALUE
                                         REINVESTED       REINVESTED
     12/31/00            $9,730             $55              $54             $9,839

PIONEER GROWTH SHARES CLASS I NAV

       DATE              INITIAL       OFFERING PRICE    SALES CHARGE   SHARES PURCHASED   NET ASSET VALUE     INITIAL NET
                       INVESTMENT                          INCLUDED                           PER SHARE        ASSET VALUE
     10/31/97            $10,000           $15.00           0.00%            666.667            $15.00           $10,000

       DATE          FROM INVESTMENT   FROM CAP GAINS   FROM DIVIDENDS     TOTAL VALUE
                                         REINVESTED       REINVESTED
     12/31/97                 $10,227               $0               $0           $10,227
     12/31/98                  13,560                0                1            13,561
     12/31/99                  14,614               19                4            14,637

     12/31/00                  12,260            1,221                3            13,484

PIONEER GROWTH SHARES CLASS II NAV

       DATE              INITIAL       OFFERING PRICE    SALES CHARGE   SHARES PURCHASED   NET ASSET VALUE     INITIAL NET
                       INVESTMENT                          INCLUDED                           PER SHARE        ASSET VALUE
      5/1/00             $10,000           $21.68           0.00%            461.255            $21.68           $10,000

       DATE          FROM INVESTMENT   FROM CAP GAINS   FROM DIVIDENDS     TOTAL VALUE
                                         REINVESTED       REINVESTED
     12/31/00                  $8,533             $831               $0            $9,364

PIONEER INTERNATIONAL GROWTH CLASS I NAV

       DATE        INITIAL INVESTMENT  OFFERING PRICE    SALES CHARGE   SHARES PURCHASED   NET ASSET VALUE     INITIAL NET
                                                           INCLUDED                           PER SHARE        ASSET VALUE
      3/1/95            $10,000            $10.00           0.00%           1,000.00            $10.00           $10,000

       DATE         FROM INVESTMENT    FROM CAP GAINS   FROM DIVIDENDS     TOTAL VALUE
                                         REINVESTED       REINVESTED
     12/31/95                 $10,930              $97             $ 15           $11,042
     12/31/96                  11,829              139               17            11,985
     12/31/97                  12,230              293               46            12,569
     12/31/98                  10,790            1,130              231            12,151
     12/31/99                  15,381            1,611              552            17,544
     12/31/00                  11,831            1,239              526            13,596


PIONEER HIGH YIELD CLASS I NAV

       DATE        INITIAL INVESTMENT  OFFERING PRICE    SALES CHARGE   SHARES PURCHASED   NET ASSET VALUE     INITIAL NET
                                                           INCLUDED                           PER SHARE        ASSET VALUE
      5/1/00            $10,000            $10.00           0.00%           1,000.00            $10.00           $10,000


       DATE         FROM INVESTMENT    FROM CAP GAINS   FROM DIVIDENDS     TOTAL VALUE
                                         REINVESTED       REINVESTED
     12/31/00                  $9,820               $0             $592           $10,412

PIONEER MID-CAP VALUE CLASS I NAV

       DATE              INITIAL       OFFERING PRICE    SALES CHARGE   SHARES PURCHASED   NET ASSET VALUE     INITIAL NET
                       INVESTMENT                          INCLUDED                           PER SHARE        ASSET VALUE
      3/1/95             $10,000           $10.00           0.00%           1,000.00            $10.00           $10,000

       DATE          FROM INVESTMENT   FROM CAP GAINS   FROM DIVIDENDS     TOTAL VALUE
                                         REINVESTED       REINVESTED
     12/31/95                 $11,570             $121              $22           $11,713
     12/31/96                  13,049              371               53            13,473
     12/31/97                  16,150              584               66            16,800
     12/31/98                  14,500            1,485              151            16,136
     12/31/99                  16,259            1,665              317            18,241
     12/31/00                  17,790            3,227              508            21,525


PIONEER MID-CAP VALUE CLASS II NAV

       DATE              INITIAL       OFFERING PRICE    SALES CHARGE   SHARES PURCHASED   NET ASSET VALUE     INITIAL NET
                       INVESTMENT                          INCLUDED                           PER SHARE        ASSET VALUE
      5/1/00             $10,000           $16.89           0.00%            592.066            $16.89           $10,000


       DATE          FROM INVESTMENT   FROM CAP GAINS   FROM DIVIDENDS     TOTAL VALUE
                                         REINVESTED       REINVESTED
     12/31/00                 $10,510             $740              $85           $11,335

PIONEER REAL ESTATE GROWTH CLASS I NAV

       DATE              INITIAL       OFFERING PRICE    SALES CHARGE   SHARES PURCHASED   NET ASSET VALUE     INITIAL NET
                       INVESTMENT                          INCLUDED                           PER SHARE        ASSET VALUE
      3/1/95             $10,000           $10.00           0.00%           1,000.00            $10.00           $10,000

       DATE          FROM INVESTMENT   FROM CAP GAINS   FROM DIVIDENDS     TOTAL VALUE
                                         REINVESTED       REINVESTED
     12/31/95                 $11,230               $0             $466           $11,696
     12/31/96                  14,460              135            1,280            15,875
     12/31/97                  16,900              192            2,143            19,235
     12/31/98                  13,069              229            2,331            15,629
     12/31/99                  11,730              338            2,909            14,977
     12/31/00                  14,420              415            4,562            19,397

PIONEER REAL ESTATE GROWTH CLASS II NAV

       DATE              INITIAL       OFFERING PRICE    SALES CHARGE   SHARES PURCHASED   NET ASSET VALUE     INITIAL NET
                       INVESTMENT                          INCLUDED                           PER SHARE        ASSET VALUE
      8/1/00             $10,000           $14.55           0.00%            687.285            $14.55           $10,000


       DATE          FROM INVESTMENT   FROM CAP GAINS   FROM DIVIDENDS     TOTAL VALUE
                                         REINVESTED       REINVESTED
     12/31/00                  $9,897               $0             $235           $10,132


PIONEER SCIENCE & TECHNOLOGY CLASS I NAV

       DATE              INITIAL       OFFERING PRICE    SALES CHARGE   SHARES PURCHASED   NET ASSET VALUE     INITIAL NET
                       INVESTMENT                          INCLUDED                           PER SHARE        ASSET VALUE
      5/1/00             $10,000           $10.00           0.00%           1,000.00            $10.00           $10,000


       DATE          FROM INVESTMENT   FROM CAP GAINS   FROM DIVIDENDS     TOTAL VALUE
                                         REINVESTED       REINVESTED
     12/31/00                  $7,480               $0               $0            $7,480

PIONEER STRATEGIC INCOME PORTFOLIO CLASS I NAV

       DATE        INITIAL INVESTMENT  OFFERING PRICE    SALES CHARGE   SHARES PURCHASED   NET ASSET VALUE     INITIAL NET
                                                           INCLUDED                           PER SHARE        ASSET VALUE
     7/29/99            $10,000            $10.00           0.00%           1,000.00            $10.00           $10,000

       DATE         FROM INVESTMENT    FROM CAP GAINS   FROM DIVIDENDS     TOTAL VALUE
                                         REINVESTED       REINVESTED
     12/31/99                  $9,750               $0             $320           $10,070
     12/31/00                   9,430                0            1,095            10,525

PIONEER SWISS FRANC CLASS I NAV

       DATE        INITIAL INVESTMENT  OFFERING PRICE    SALES CHARGE   SHARES PURCHASED   NET ASSET VALUE     INITIAL NET
                                                           INCLUDED                           PER SHARE        ASSET VALUE
     11/1/95            $10,000            $15.00           0.00%            666.667            $15.00           $10,000

       DATE         FROM INVESTMENT    FROM CAP GAINS   FROM DIVIDENDS     TOTAL VALUE
                                         REINVESTED       REINVESTED
     12/31/95                 $10,040               $0               $0           $10,040
     12/31/96                   8,954                0                1             8,955
     12/31/97                   8,334                0                1             8.335
     12/31/98                   8,814                0              311             9,125
     12/31/99                   7,567                0              318             7,885
     12/31/00                   7,580                0              318             7,898

PIONEER MONEY MARKET CLASS I NAV

      DATE        INITIAL INVESTMENT  OFFERING PRICE     SALES CHARGE   SHARES PURCHASED   NET ASSET VALUE     INITIAL NET
                                                           INCLUDED                           PER SHARE        ASSET VALUE
     3/1/95            $10,000             $1.00            0.00%           10,000.00           $1.00            $10,000

      DATE         FROM INVESTMENT    FROM CAP GAINS    FROM DIVIDENDS     TOTAL VALUE
                                        REINVESTED        REINVESTED
    12/31/95                 $10,000                $0             $435           $10,435
    12/31/96                  10,000                 0              906            10,906
    12/31/97                  10,000                 0            1,412            11,412
    12/31/98                  10,000                 0            1,945            11,945
    12/31/99                  10,000                 0            2,468            12,468
    12/31/00                  10,000                 0            3,180            13,180


Past performance does not guarantee future results. Return and share price fluctuate and your shares when redeemed may be worth more or less than your original cost.

COMPARATIVE PERFORMANCE INDEX DESCRIPTIONS


The following securities indices are well known, unmanaged measures of market performance. Advertisements and sales literature for the fund may refer to these indices or may present comparisons between the performance of the fund and one or more of the indices. Other indices may also be used, if appropriate. The indices are not available for direct investment. The data presented are not meant to be indicative of the performance of the fund, do not reflect past performance and do not guarantee future results.


S&P 500. This index is a readily available, carefully constructed, market value weighted benchmark of common stock performance. Currently, the S&P 500 includes 500 of the largest stocks (in terms of stock market value) in the U.S.


DOW JONES INDUSTRIAL AVERAGE. This is a total return index based on the performance of stocks of 30 blue chip companies widely held by individuals and institutional investors. The 30 stocks represent about a fifth of the $8 trillion-plus market value of all U.S. stocks and about a fourth of the value of stocks listed on the New York Stock Exchange (NYSE).


U.S. SMALL STOCK INDEX. This index is a market value weighted index of the ninth and tenth deciles of the NYSE, plus stocks listed on the American Stock Exchange and over the counter with the same or less capitalization as the upper bound of the NYSE ninth decile.


U.S. INFLATION. The Consumer Price Index for All Urban Consumers (CPI-U), not seasonally adjusted, is used to measure inflation, which is the rate of change of consumer goods prices. Unfortunately, the inflation rate as derived by the CPI is not measured over the same period as the other asset returns. All of the security returns are measured from one month-end to the next month-end. CPI commodity prices are collected during the month. Thus, measured inflation rates lag the other series by about one-half month. Prior to January 1978, the CPI (as compared with CPI-U) was used. Both inflation measures are constructed by the U.S. Department of Labor, Bureau of Labor Statistics, Washington, DC.


S&P/BARRA INDEXES. The S&P/BARRA Growth and Value Indexes are constructed by dividing the stocks in the S&P 500 according to price-to-book ratios. The Growth Index contains stocks with higher price-to-book ratios, and the Value Index contains stocks with lower price-to-book ratios. Both indexes are market capitalization weighted.


MERRILL LYNCH MICRO-CAP INDEX. The Merrill Lynch Micro-Cap Index represents the performance of 1,980 stocks ranging in market capitalization from $50 million to $125 million. Index returns are calculated monthly.


MERRILL LYNCH HIGH YIELD MASTER II INDEX. This index is a market capitalization weighted total return index covering U.S. dollar-denominated high-yield bonds. Qualifying bonds must have at least $100 million par amount outstanding, a remaining term to maturity greater than or equal to one year, and a credit rating less than BBB3 but not in default (based on the composite of Moody's and Standard & Poor's). The index includes deferred interest and pay-in-kind bonds, but excludes structured notes, floating rate notes and other variable coupon securities. The index also excludes emerging markets debt (issuers domiciled in below investment grade rated countries). Index constituents are rebalanced monthly on the last calendar day of the month. Index values are calculated daily.


MERRILL LYNCH INDEX OF CONVERTIBLE BONDS (SPECULATIVE QUALITY). This is a market capitalization weighted index including all mandatory and non-mandatory domestic corporate convertible securities with at least an original par of $50 million or a $50 million market value; securities dropping below a market value of $40 million are excluded. Returns are calculated weekly based on Thursday's closing prices and are linked monthly. All securities must be convertible to common stock only. Quality range is D3-BB1 based on composite Moody's and Standard & Poor's ratings.


LONG-TERM U.S. GOVERNMENT BONDS. The total returns on long-term government bonds after 1977 are constructed with data from The Wall Street Journal and are calculated as the change in the flat price or and-interest price. From 1926 to 1976, data are obtained from the government bond file at the Center for Research in Security Prices (CRSP), Graduate School of Business, University of Chicago. Each year, a one-bond portfolio with a term of approximately 20 years and a reasonably current coupon was used and whose returns did not reflect potential tax benefits, impaired negotiability or special redemption or call privileges. Where callable bonds had to be used, the term of the bond was assumed to be a simple average of the maturity and first call dates minus the current date. The bond was "held" for the calendar year and returns were computed.


INTERMEDIATE-TERM U.S. GOVERNMENT BONDS. Total returns of intermediate-term government bonds after 1987 are calculated from The Wall Street Journal prices, using the change in flat price. Returns from 1934 to 1986 are obtained from the CRSP government bond file.


Each year, one-bond portfolios are formed, the bond chosen is the shortest noncallable bond with a maturity not less than five years, and this bond is "held" for the calendar year. Monthly returns are computed. (Bonds with impaired negotiability or special redemption privileges are omitted, as are partially or fully tax-exempt bonds starting with 1943.) From 1934 to 1942, almost all bonds with maturities near five years were partially or fully tax-exempt and were selected using the rules described above. Personal tax rates were generally low in that period, so that yields on tax-exempt bonds were similar to yields on taxable bonds. From 1926 to 1933, there are few bonds suitable for construction of a series with a five-year maturity. For this period, five-year bond yield estimates are used.


MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI") INDICES. These indices are in U.S. dollar terms with or without dividends reinvested and measure the performance of developed and emerging stock markets in individual countries and regions around the world. MSCI All Country indices represent both the developed and the emerging markets for a particular region. The Free indices exclude shares which are not readily purchased by non-local investors. These indices are unmanaged. MSCI covers thousands of securities in 51 stock markets around the world. Several Pioneer mutual funds that invest in international securities compare their performance to various MSCI indices.


6-MONTH CDs. Data sources include the Federal Reserve Bulletin and The Wall Street Journal.


LONG-TERM U.S. CORPORATE BONDS. Since 1969, corporate bond total returns are represented by the Salomon Brothers Long-Term High-Grade Corporate Bond Index. As most large corporate bond transactions take place over the counter, a major dealer is the natural source of these data. The index includes nearly all Aaa- and Aa-rated bonds with at least 10 years to maturity. If a bond is downgraded during a particular month, its return for the month is included in the index before removing the bond from future portfolios.


From 1926 to 1968 the total returns were calculated by summing the capital appreciation returns and the income returns. For the period 1946 to 1968, Ibbotson and Sinquefield backdated the Salomon Brothers' index, using Salomon Brothers' monthly yield data with a methodology similar to that used by Salomon Brothers for 1969 to 1995. Capital appreciation returns were calculated from yields assuming (at the beginning of each monthly holding period) a 20-year maturity, a bond price equal to par, and a coupon equal to the beginning-of-period yield. For the period 1926 to 1945, Standard & Poor's monthly high-grade corporate composite yield data were used, assuming a 4% coupon and a 20-year maturity. The conventional present-value formula for bond price for the beginning and end-of-month prices was used. (This formula is presented in Ross, Stephen A., and Westerfield, Randolph W., Corporate Finance, Times Mirror/Mosby, St. Louis, 1990, p. 97 "Level-Coupon Bonds") The monthly income return was assumed to be one-twelfth the coupon.


LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX - INTERMEDIATE. This index is comprised of securities with one to ten years to maturity. It includes Treasury and government agency securities, investment-grade corporate bonds and Yankee bonds.


U.S. (30-DAY) TREASURY BILLS. For the U.S. Treasury Bill Index, data from The Wall Street Journal are used after 1977; the CRSP government bond file is the source until 1976. Each month a one-bill portfolio containing the shortest-term bill having not less than one month to maturity is constructed. (The bill's original term to maturity is not relevant.) To measure holding period returns for the one-bill portfolio, the bill is priced as of the last trading day of the previous month-end and as of the last trading day of the current month.


NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUSTS ("NAREIT") EQUITY REIT INDEX. All of the data are based upon the last closing price of the month for all tax-qualified REITs listed on the NYSE, AMEX and Nasdaq. The data are market-value-weighted. Prior to 1987 REITs were added to the index the January following their listing. Since 1987 newly formed or listed REITs are added to the total shares outstanding figure in the month that the shares are issued. Only common shares issued by the REIT are included in the index. The total return calculation is based upon the weighting at the beginning of the period. Only those REITs listed for the entire period are used in the total return calculation. Dividends are included in the month based upon their payment date. There is no smoothing of income. Liquidating dividends, whether full or partial, are treated as income.


RUSSELL U.S. EQUITY INDEXES. The Russell 3000-Registered Trademark- Index (the "Russell 3000") is comprised of the 3,000 largest U.S. companies as determined by market capitalization representing approximately 98% of the U.S. equity market. The average market capitalization is approximately $5.1 billion. The Russell 2500-TM- Index measures performance of the 2,500 smallest companies in the Russell 3000. The average market capitalization is approximately $958.8 million, and the largest company in the index has an approximate market capitalization of $4 billion. The Russell 2000-Registered Trademark- Index measures performance of the 2,000 smallest stocks in the Russell 3000; the largest company in the index has a market capitalization of approximately $1.5 billion. The Russell 1000-Registered Trademark- Index (the "Russell 1000") measures the performance of the 1,000 largest companies in the Russell 3000. The average market capitalization is approximately $14.1 billion. The smallest company in the index has an approximate market capitalization of $1.6 billion. The Russell Midcap-Registered Trademark- Index measures performance of the 800 smallest companies in the Russell 1000. The largest company in the index has an approximate market capitalization of $13 billion. The Russell
1000-Registered Trademark- Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000-Registered Trademark- Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.


The Russell indexes are reconstituted annually as of June 30, based on May 31 market capitalizations.


WILSHIRE REAL ESTATE SECURITIES INDEX. The Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as REITs and real estate operating companies ("REOCs"). The index is capitalization-weighted. As of July 31, 2000, 112 companies were included in the index, with a total market cap of $133.753 billion. At December 31, 2000, the companies in the index were 92.92% equity and hybrid REITs and 7.08% REOCs.


STANDARD & POOR'S MIDCAP 400 INDEX. The S&P 400 is a market-capitalization-weighted index. The performance data for the index were calculated by taking the stocks presently in the index and tracking them backwards in time as long as there were prices reported. No attempt was made to determine what stocks "might have been" in the S&P 400 five or ten years ago had it existed. Dividends are reinvested on a monthly basis prior to June 30, 1991, and are reinvested daily thereafter.


LIPPER INDEXES. These indexes represent equally weighted performance, adjusted for capital gain distributions and income dividends, of mutual funds that are considered peers of the Pioneer mutual funds. Lipper, Inc. is an independent firm that tracks mutual fund performance.


LEHMAN BROTHERS AGGREGATE BOND INDEX. The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index, the Lehman Brothers Mortgage-Backed Securities Index, the Lehman Brothers Asset-Backed Securities Index and the Lehman Brothers Commercial Mortgage-Backed Securities Index. The index is a recognized measure of the performance of the U.S. investment grade fixed rate bond market.


BANK SAVINGS ACCOUNT. Data sources include the U.S. League of Savings Institutions Sourcebook; average annual yield on savings deposits in FSLIC [FDIC] insured savings institutions for the years 1963 to 1987; and The Wall Street Journal thereafter.


NASDAQ COMPOSITE INDEX. The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The index is market-value weighted. The Nasdaq Composite includes over 5,000 companies and is one of the most widely followed and quoted major market indices because it is so broad-based.



Sources: Ibbotson Associates, Towers Data Systems, Lipper, Inc. and PIM-USA

                 PERFORMANCE STATISTICS - TOTAL RETURN PERCENT


                                   DOW                                 S&P/          S&P/    MERRILL LYNCH
                                 JONES   U.S. SMALL                   BARRA         BARRA        MICRO-CAP
                      S&P   INDUSTRIAL        STOCK        U.S.         500           500            INDEX
                      500      AVERAGE        INDEX   INFLATION      GROWTH         VALUE
-----------------------------------------------------------------------------------------------------------
Dec 1925              N/A          N/A          N/A         N/A         N/A           N/A              N/A
Dec 1926              N/A          N/A         0.28       -1.49         N/A           N/A              N/A
Dec 1927              N/A          N/A        22.10       -2.08         N/A           N/A              N/A
Dec 1928            43.60          N/A        39.69       -0.97         N/A           N/A              N/A
Dec 1929            -8.55          N/A       -51.36        0.20         N/A           N/A              N/A
Dec 1930           -24.78          N/A       -38.15       -6.03         N/A           N/A              N/A
Dec 1931           -43.13          N/A       -49.75       -9.52         N/A           N/A              N/A
Dec 1932            -8.26          N/A        -5.39      -10.30         N/A           N/A              N/A
Dec 1933            54.20          N/A       142.87        0.51         N/A           N/A              N/A
Dec 1934            -1.52          N/A        24.22        2.03         N/A           N/A              N/A
Dec 1935            47.61          N/A        40.19        2.99         N/A           N/A              N/A
Dec 1936            33.74          N/A        64.80        1.21         N/A           N/A              N/A
Dec 1937           -34.73          N/A       -58.01        3.10         N/A           N/A              N/A
Dec 1938            30.76          N/A        32.80       -2.78         N/A           N/A              N/A
Dec 1939            -0.38          N/A         0.35       -0.48         N/A           N/A              N/A
Dec 1940            -9.77          N/A        -5.16        0.96         N/A           N/A              N/A
Dec 1941           -11.59          N/A        -9.00        9.72         N/A           N/A              N/A
Dec 1942            20.15          N/A        44.51        9.29         N/A           N/A              N/A
Dec 1943            25.63          N/A        88.37        3.16         N/A           N/A              N/A
Dec 1944            19.53          N/A        53.72        2.11         N/A           N/A              N/A
Dec 1945            36.31          N/A        73.61        2.25         N/A           N/A              N/A
Dec 1946            -8.02          N/A       -11.63       18.16         N/A           N/A              N/A
Dec 1947             5.63          N/A         0.92        9.01         N/A           N/A              N/A
Dec 1948             5.37          N/A        -2.11        2.71         N/A           N/A              N/A
Dec 1949            18.60          N/A        19.75       -1.80         N/A           N/A              N/A
Dec 1950            31.46          N/A        38.75        5.79         N/A           N/A              N/A
Dec 1951            23.97          N/A         7.80        5.87         N/A           N/A              N/A
Dec 1952            18.16          N/A         3.03        0.88         N/A           N/A              N/A
Dec 1953            -0.94          N/A        -6.49        0.62         N/A           N/A              N/A
Dec 1954            52.27          N/A        60.58       -0.50         N/A           N/A              N/A
Dec 1955            31.41          N/A        20.44        0.37         N/A           N/A              N/A
Dec 1956             6.48          N/A         4.28        2.86         N/A           N/A              N/A
Dec 1957           -10.72          N/A       -14.57        3.02         N/A           N/A              N/A
Dec 1958            43.15          N/A        64.89        1.76         N/A           N/A              N/A
Dec 1959            11.95          N/A        16.40        1.50         N/A           N/A              N/A
Dec 1960             0.45        -6.12        -3.29        1.48         N/A           N/A              N/A
Dec 1961            26.88        22.64        32.09        0.67         N/A           N/A              N/A
Dec 1962            -8.66        -7.46       -11.90        1.22         N/A           N/A              N/A
Dec 1963            22.76        20.86        23.57        1.65         N/A           N/A              N/A

                PERFORMANCE STATISTICS - TOTAL RETURN PERCENT


                                   DOW                                 S&P/          S&P/    MERRILL LYNCH
                                 JONES   U.S. SMALL                   BARRA         BARRA        MICRO-CAP
                      S&P   INDUSTRIAL        STOCK        U.S.         500           500            INDEX
                      500      AVERAGE        INDEX   INFLATION      GROWTH         VALUE
-----------------------------------------------------------------------------------------------------------
Dec 1964            16.43        18.92        23.52        1.19         N/A           N/A              N/A
Dec 1965            12.46        14.39        41.75        1.92         N/A           N/A              N/A
Dec 1966           -10.02       -15.85        -7.01        3.35         N/A           N/A              N/A
Dec 1967            23.89        19.22        83.57        3.04         N/A           N/A              N/A
Dec 1968            11.04         7.94        35.97        4.72         N/A           N/A              N/A
Dec 1969            -8.40       -11.84       -25.05        6.11         N/A           N/A              N/A
Dec 1970             3.89         9.28       -17.43        5.49         N/A           N/A              N/A
Dec 1971            14.22         9.89        16.50        3.36         N/A           N/A              N/A
Dec 1972            18.96        18.52         4.43        3.41         N/A           N/A              N/A
Dec 1973           -14.67       -13.29       -30.90        8.80         N/A           N/A              N/A
Dec 1974           -26.31       -23.73       -19.95       12.20         N/A           N/A              N/A
Dec 1975            37.14        44.87        52.82        7.01       31.72         43.38              N/A
Dec 1976            23.81        22.93        57.38        4.81       13.84         34.93              N/A
Dec 1977            -7.19       -12.84        25.38        6.77      -11.82         -2.57              N/A
Dec 1978             6.52         2.81        23.46        9.03        6.78          6.16            27.76
Dec 1979            18.45        10.68        43.46       13.31       15.72         21.16            43.18
Dec 1980            32.45        22.13        39.88       12.40       39.40         23.59            32.32
Dec 1981            -4.88        -3.65        13.88        8.94       -9.81          0.02             9.18
Dec 1982            21.50        27.20        28.01        3.87       22.03         21.04            33.62
Dec 1983            22.46        26.05        39.67        3.80       16.24         28.89            42.44
Dec 1984             6.22         1.35        -6.67        3.95        2.33         10.52           -14.97
Dec 1985            31.64        33.62        24.66        3.77       33.31         29.68            22.89
Dec 1986            18.62        27.25         6.85        1.13       14.50         21.67             3.45
Dec 1987             5.18         5.55        -9.30        4.41        6.50          3.68           -13.84
Dec 1988            16.50        16.21        22.87        4.42       11.95         21.67            22.76
Dec 1989            31.59        32.24        10.18        4.65       36.40         26.13             8.06
Dec 1990            -3.11        -0.54       -21.56        6.11        0.20         -6.85           -29.55
Dec 1991            30.34        24.25        44.63        3.06       38.37         22.56            57.44
Dec 1992             7.61         7.40        23.35        2.90        5.07         10.53            36.62
Dec 1993            10.03        16.97        20.98        2.75        1.68         18.60            31.32
Dec 1994             1.36         5.02         3.11        2.67        3.13         -0.63             1.81
Dec 1995            37.44        36.94        34.46        2.54       38.13         37.00            30.70
Dec 1996            22.90        28.91        17.62        3.32       23.98         21.99            13.88
Dec 1997            33.32        24.91        22.78        1.70       36.38         29.99            24.61
Dec 1998            28.52        18.16        -7.31        1.61       42.15         14.68            -6.15
Dec 1999            21.01        27.29        29.79        2.81       28.25         12.72            40.04
Dec 2000            -9.11        -4.69        -3.59        3.86      -22.08          6.08            -6.13

                                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                     LONG-     INTERMEDIATE-        MSCI                      LONG-           LEHMAN
                      TERM         TERM U.S.        EAFE         6-       TERM U.S.            BROS.         U.S.
                U.S. GOV'T        GOVERNMENT     (NET OF      MONTH       CORPORATE     GOV'T/CREDIT       T-BILL
                     BONDS             BONDS      TAXES)        CDS           BONDS     INTERMEDIATE     (30-DAY)
------------------------------------------------------------------------------------------------------------------
Dec 1925               N/A               N/A         N/A        N/A             N/A              N/A          N/A
Dec 1926              7.77              5.38         N/A        N/A            7.37              N/A         3.27
Dec 1927              8.93              4.52         N/A        N/A            7.44              N/A         3.12
Dec 1928              0.10              0.92         N/A        N/A            2.84              N/A         3.56
Dec 1929              3.42              6.01         N/A        N/A            3.27              N/A         4.75
Dec 1930              4.66              6.72         N/A        N/A            7.98              N/A         2.41
Dec 1931             -5.31             -2.32         N/A        N/A           -1.85              N/A         1.07
Dec 1932             16.84              8.81         N/A        N/A           10.82              N/A         0.96
Dec 1933             -0.07              1.83         N/A        N/A           10.38              N/A         0.30
Dec 1934             10.03              9.00         N/A        N/A           13.84              N/A         0.16
Dec 1935              4.98              7.01         N/A        N/A            9.61              N/A         0.17
Dec 1936              7.52              3.06         N/A        N/A            6.74              N/A         0.18
Dec 1937              0.23              1.56         N/A        N/A            2.75              N/A         0.31
Dec 1938              5.53              6.23         N/A        N/A            6.13              N/A        -0.02
Dec 1939              5.94              4.52         N/A        N/A            3.97              N/A         0.02
Dec 1940              6.09              2.96         N/A        N/A            3.39              N/A         0.00
Dec 1941              0.93              0.50         N/A        N/A            2.73              N/A         0.06
Dec 1942              3.22              1.94         N/A        N/A            2.60              N/A         0.27
Dec 1943              2.08              2.81         N/A        N/A            2.83              N/A         0.35
Dec 1944              2.81              1.80         N/A        N/A            4.73              N/A         0.33
Dec 1945             10.73              2.22         N/A        N/A            4.08              N/A         0.33
Dec 1946             -0.10              1.00         N/A        N/A            1.72              N/A         0.35
Dec 1947             -2.62              0.91         N/A        N/A           -2.34              N/A         0.50
Dec 1948              3.40              1.85         N/A        N/A            4.14              N/A         0.81
Dec 1949              6.45              2.32         N/A        N/A            3.31              N/A         1.10
Dec 1950              0.06              0.70         N/A        N/A            2.12              N/A         1.20
Dec 1951             -3.93              0.36         N/A        N/A           -2.69              N/A         1.49
Dec 1952              1.16              1.63         N/A        N/A            3.52              N/A         1.66
Dec 1953              3.64              3.23         N/A        N/A            3.41              N/A         1.82
Dec 1954              7.19              2.68         N/A        N/A            5.39              N/A         0.86
Dec 1955             -1.29             -0.65         N/A        N/A            0.48              N/A         1.57
Dec 1956             -5.59             -0.42         N/A        N/A           -6.81              N/A         2.46
Dec 1957              7.46              7.84         N/A        N/A            8.71              N/A         3.14
Dec 1958             -6.09             -1.29         N/A        N/A           -2.22              N/A         1.54
Dec 1959             -2.26             -0.39         N/A        N/A           -0.97              N/A         2.95
Dec 1960             13.78             11.76         N/A        N/A            9.07              N/A         2.66


                                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                     LONG-     INTERMEDIATE-        MSCI                      LONG-           LEHMAN
                      TERM         TERM U.S.        EAFE         6-       TERM U.S.            BROS.         U.S.
                U.S. GOV'T        GOVERNMENT     (NET OF      MONTH       CORPORATE     GOV'T/CREDIT       T-BILL
                     BONDS             BONDS      TAXES)        CDS           BONDS     INTERMEDIATE     (30-DAY)
------------------------------------------------------------------------------------------------------------------
Dec 1961              0.97              1.85         N/A        N/A            4.82              N/A         2.13
Dec 1962              6.89              5.56         N/A        N/A            7.95              N/A         2.73
Dec 1963              1.21              1.64         N/A        N/A            2.19              N/A         3.12
Dec 1964              3.51              4.04         N/A       4.17            4.77              N/A         3.54
Dec 1965              0.71              1.02         N/A       4.68           -0.46              N/A         3.93
Dec 1966              3.65              4.69         N/A       5.76            0.20              N/A         4.76
Dec 1967             -9.18              1.01         N/A       5.47           -4.95              N/A         4.21
Dec 1968             -0.26              4.54         N/A       6.45            2.57              N/A         5.21
Dec 1969             -5.07             -0.74         N/A       8.70           -8.09              N/A         6.58
Dec 1970             12.11             16.86      -11.66       7.06           18.37              N/A         6.52
Dec 1971             13.23              8.72       29.59       5.36           11.01              N/A         4.39
Dec 1972              5.69              5.16       36.35       5.39            7.26              N/A         3.84
Dec 1973             -1.11              4.61      -14.92       8.60            1.14             3.34         6.93
Dec 1974              4.35              5.69      -23.16      10.20           -3.06             5.86         8.00
Dec 1975              9.20              7.83       35.39       6.51           14.64             9.49         5.80
Dec 1976             16.75             12.87        2.54       5.22           18.65            12.33         5.08
Dec 1977             -0.69              1.41       18.06       6.11            1.71             3.31         5.12
Dec 1978             -1.18              3.49       32.62      10.21           -0.07             2.12         7.18
Dec 1979             -1.23              4.09        4.75      11.90           -4.18             5.99        10.38
Dec 1980             -3.95              3.91       22.58      12.33           -2.76             6.42        11.24
Dec 1981              1.86              9.45       -2.28      15.50           -1.24            10.51        14.71
Dec 1982             40.36             29.10       -1.86      12.18           42.56            26.11        10.54
Dec 1983              0.65              7.41       23.69       9.65            6.26             8.60         8.80
Dec 1984             15.48             14.02        7.38      10.65           16.86            14.37         9.85
Dec 1985             30.97             20.33       56.16       7.82           30.09            18.06         7.72
Dec 1986             24.53             15.14       69.44       6.30           19.85            13.13         6.16
Dec 1987             -2.71              2.90       24.63       6.59           -0.27             3.66         5.47
Dec 1988              9.67              6.10       28.27       8.15           10.70             6.67         6.35
Dec 1989             18.11             13.29       10.54       8.27           16.23            12.77         8.37
Dec 1990              6.18              9.73      -23.45       7.85            6.78             9.16         7.81
Dec 1991             19.30             15.46       12.13       4.95           19.89            14.62         5.60
Dec 1992              8.05              7.19      -12.17       3.27            9.39             7.17         3.51
Dec 1993             18.24             11.24       32.56       2.88           13.19             8.79         2.90
Dec 1994             -7.77             -5.14        7.78       5.40           -5.76            -1.93         3.90
Dec 1995             31.67             16.80       11.21       5.21           27.20            15.33         5.60
Dec 1996             -0.93              2.10        6.05       5.21            1.40             4.05         5.21
Dec 1997             15.85              8.38        1.78       5.71           12.95             7.87         5.26
Dec 1998             13.06             10.21       20.00       5.34           10.76             8.44         4.86
Dec 1999             -8.96             -1.77       26.96       5.43           -7.45             0.39         4.68
Dec 2000             21.48             12.59      -14.17       6.64           12.87            10.12         5.89


                                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                                 RUSSELL
                   NAREIT           2000      WILSHIRE                  LIPPER           MSCI
                   EQUITY   (-Registered   REAL ESTATE                BALANCED       EMERGING        BANK
                     REIT    Trademark-)    SECURITIES         S&P        FUND        MARKETS     SAVINGS
                    INDEX          INDEX         INDEX         400       INDEX     FREE INDEX     ACCOUNT
----------------------------------------------------------------------------------------------------------
Dec 1925              N/A            N/A           N/A         N/A         N/A            N/A         N/A
Dec 1926              N/A            N/A           N/A         N/A         N/A            N/A         N/A
Dec 1927              N/A            N/A           N/A         N/A         N/A            N/A         N/A
Dec 1928              N/A            N/A           N/A         N/A         N/A            N/A         N/A
Dec 1929              N/A            N/A           N/A         N/A         N/A            N/A         N/A
Dec 1930              N/A            N/A           N/A         N/A         N/A            N/A        5.30
Dec 1931              N/A            N/A           N/A         N/A         N/A            N/A        5.10
Dec 1932              N/A            N/A           N/A         N/A         N/A            N/A        4.10
Dec 1933              N/A            N/A           N/A         N/A         N/A            N/A        3.40
Dec 1934              N/A            N/A           N/A         N/A         N/A            N/A        3.50
Dec 1935              N/A            N/A           N/A         N/A         N/A            N/A        3.10
Dec 1936              N/A            N/A           N/A         N/A         N/A            N/A        3.20
Dec 1937              N/A            N/A           N/A         N/A         N/A            N/A        3.50
Dec 1938              N/A            N/A           N/A         N/A         N/A            N/A        3.50
Dec 1939              N/A            N/A           N/A         N/A         N/A            N/A        3.40
Dec 1940              N/A            N/A           N/A         N/A         N/A            N/A        3.30
Dec 1941              N/A            N/A           N/A         N/A         N/A            N/A        3.10
Dec 1942              N/A            N/A           N/A         N/A         N/A            N/A        3.00
Dec 1943              N/A            N/A           N/A         N/A         N/A            N/A        2.90
Dec 1944              N/A            N/A           N/A         N/A         N/A            N/A        2.80
Dec 1945              N/A            N/A           N/A         N/A         N/A            N/A        2.50
Dec 1946              N/A            N/A           N/A         N/A         N/A            N/A        2.20
Dec 1947              N/A            N/A           N/A         N/A         N/A            N/A        2.30
Dec 1948              N/A            N/A           N/A         N/A         N/A            N/A        2.30
Dec 1949              N/A            N/A           N/A         N/A         N/A            N/A        2.40
Dec 1950              N/A            N/A           N/A         N/A         N/A            N/A        2.50
Dec 1951              N/A            N/A           N/A         N/A         N/A            N/A        2.60
Dec 1952              N/A            N/A           N/A         N/A         N/A            N/A        2.70
Dec 1953              N/A            N/A           N/A         N/A         N/A            N/A        2.80
Dec 1954              N/A            N/A           N/A         N/A         N/A            N/A        2.90
Dec 1955              N/A            N/A           N/A         N/A         N/A            N/A        2.90
Dec 1956              N/A            N/A           N/A         N/A         N/A            N/A        3.00
Dec 1957              N/A            N/A           N/A         N/A         N/A            N/A        3.30
Dec 1958              N/A            N/A           N/A         N/A         N/A            N/A        3.38
Dec 1959              N/A            N/A           N/A         N/A         N/A            N/A        3.53
Dec 1960              N/A            N/A           N/A         N/A        5.77            N/A        3.86
Dec 1961              N/A            N/A           N/A         N/A       20.59            N/A        3.90


                                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                                 RUSSELL
                   NAREIT           2000      WILSHIRE                  LIPPER           MSCI
                   EQUITY   (-Registered   REAL ESTATE                BALANCED       EMERGING        BANK
                     REIT    Trademark-)    SECURITIES         S&P        FUND        MARKETS     SAVINGS
                    INDEX          INDEX         INDEX         400       INDEX     FREE INDEX     ACCOUNT
----------------------------------------------------------------------------------------------------------
Dec 1962              N/A            N/A           N/A         N/A       -6.80            N/A       4.08
Dec 1963              N/A            N/A           N/A         N/A       13.10            N/A       4.17
Dec 1964              N/A            N/A           N/A         N/A       12.36            N/A       4.19
Dec 1965              N/A            N/A           N/A         N/A        9.80            N/A       4.23
Dec 1966              N/A            N/A           N/A         N/A       -5.86            N/A       4.45
Dec 1967              N/A            N/A           N/A         N/A       15.09            N/A       4.67
Dec 1968              N/A            N/A           N/A         N/A       13.97            N/A       4.68
Dec 1969              N/A            N/A           N/A         N/A       -9.01            N/A       4.80
Dec 1970              N/A            N/A           N/A         N/A        5.62            N/A       5.14
Dec 1971              N/A            N/A           N/A         N/A       13.90            N/A       5.30
Dec 1972             8.01            N/A           N/A         N/A       11.13            N/A       5.37
Dec 1973           -15.52            N/A           N/A         N/A      -12.24            N/A       5.51
Dec 1974           -21.40            N/A           N/A         N/A      -18.71            N/A       5.96
Dec 1975            19.30            N/A           N/A         N/A       27.10            N/A       6.21
Dec 1976            47.59            N/A           N/A         N/A       26.03            N/A       6.23
Dec 1977            22.42            N/A           N/A         N/A       -0.72            N/A       6.39
Dec 1978            10.34            N/A         13.04         N/A        4.80            N/A       6.56
Dec 1979            35.86          43.07         70.81         N/A       14.67            N/A       7.29
Dec 1980            24.37          38.60         22.08         N/A       19.70            N/A       8.78
Dec 1981             6.00           2.03          7.18         N/A        1.86            N/A      10.71
Dec 1982            21.60          24.95         24.47       22.69       30.63            N/A      11.19
Dec 1983            30.64          29.13         27.61       26.08       17.44            N/A       9.71
Dec 1984            20.93          -7.30         20.64        1.18        7.46            N/A       9.92
Dec 1985            19.10          31.05         20.14       35.59       29.83            N/A       9.02
Dec 1986            19.16           5.68         20.30       16.21       18.43            N/A       7.84
Dec 1987            -3.64          -8.80         -7.86       -2.04        4.13            N/A       6.92
Dec 1988            13.49          25.02         24.18       20.87       11.18          40.43       7.20
Dec 1989             8.84          16.26          2.37       35.55       19.70          64.96       7.91
Dec 1990           -15.35         -19.48        -33.46       -5.12        0.66         -10.55       7.80
Dec 1991            35.70          46.04         20.03       50.10       25.83          59.91       4.61
Dec 1992            14.59          18.41          7.36       11.91        7.46          11.40       2.89
Dec 1993            19.65          18.88         15.24       13.95       11.95          74.83       2.73
Dec 1994             3.17          -1.82          1.64       -3.58       -2.05          -7.32       4.96
Dec 1995            15.27          28.45         13.65       30.95       24.89          -5.21       5.24
Dec 1996            35.26          16.50         36.87       19.20       13.05           6.03       4.95
Dec 1997            20.29          22.36         19.80       32.25       20.30         -11.59       5.17
Dec 1998           -17.51          -2.55        -17.43       19.11       15.09         -25.34       4.63
Dec 1999            -4.62          21.26         14.72       14.72        8.98          66.41       5.29
Dec 2000            25.77          -3.02         30.74       17.50        2.39         -30.61       3.71



                                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                      MSCI     MSCI ALL                              MERRILL LYNCH
                       ALL      COUNTRY                     MERRILL       INDEX OF        RUSSELL                  LIPPER
                   COUNTRY    (AC) ASIA         LEHMAN        LYNCH    CONVERTIBLE           1000     LIPPER     GROWTH &
                 (AC) ASIA      PACIFIC       BROTHERS   HIGH YIELD          BONDS   (-Registered     GROWTH       INCOME
                      FREE         FREE      AGGREGATE    MASTER II   (SPECULATIVE    Trademark-)       FUND         FUND
                  EX JAPAN     EX JAPAN     BOND INDEX        INDEX       QUALITY)          INDEX      INDEX        INDEX
-------------------------------------------------------------------------------------------------------------------------
Dec 1925               N/A          N/A            N/A          N/A            N/A            N/A        N/A          N/A
Dec 1926               N/A          N/A            N/A          N/A            N/A            N/A        N/A          N/A
Dec 1927               N/A          N/A            N/A          N/A            N/A            N/A        N/A          N/A
Dec 1928               N/A          N/A            N/A          N/A            N/A            N/A        N/A          N/A
Dec 1929               N/A          N/A            N/A          N/A            N/A            N/A        N/A          N/A
Dec 1930               N/A          N/A            N/A          N/A            N/A            N/A        N/A          N/A
Dec 1931               N/A          N/A            N/A          N/A            N/A            N/A        N/A          N/A
Dec 1932               N/A          N/A            N/A          N/A            N/A            N/A        N/A          N/A
Dec 1933               N/A          N/A            N/A          N/A            N/A            N/A        N/A          N/A
Dec 1934               N/A          N/A            N/A          N/A            N/A            N/A        N/A          N/A
Dec 1935               N/A          N/A            N/A          N/A            N/A            N/A        N/A          N/A
Dec 1936               N/A          N/A            N/A          N/A            N/A            N/A        N/A          N/A
Dec 1937               N/A          N/A            N/A          N/A            N/A            N/A        N/A          N/A
Dec 1938               N/A          N/A            N/A          N/A            N/A            N/A        N/A          N/A
Dec 1939               N/A          N/A            N/A          N/A            N/A            N/A        N/A          N/A
Dec 1940               N/A          N/A            N/A          N/A            N/A            N/A        N/A          N/A
Dec 1941               N/A          N/A            N/A          N/A            N/A            N/A        N/A          N/A
Dec 1942               N/A          N/A            N/A          N/A            N/A            N/A        N/A          N/A
Dec 1943               N/A          N/A            N/A          N/A            N/A            N/A        N/A          N/A
Dec 1944               N/A          N/A            N/A          N/A            N/A            N/A        N/A          N/A
Dec 1945               N/A          N/A            N/A          N/A            N/A            N/A        N/A          N/A
Dec 1946               N/A          N/A            N/A          N/A            N/A            N/A        N/A          N/A
Dec 1947               N/A          N/A            N/A          N/A            N/A            N/A        N/A          N/A
Dec 1948               N/A          N/A            N/A          N/A            N/A            N/A        N/A          N/A
Dec 1949               N/A          N/A            N/A          N/A            N/A            N/A        N/A          N/A
Dec 1950               N/A          N/A            N/A          N/A            N/A            N/A        N/A          N/A
Dec 1951               N/A          N/A            N/A          N/A            N/A            N/A        N/A          N/A
Dec 1952               N/A          N/A            N/A          N/A            N/A            N/A        N/A          N/A
Dec 1953               N/A          N/A            N/A          N/A            N/A            N/A        N/A          N/A
Dec 1954               N/A          N/A            N/A          N/A            N/A            N/A        N/A          N/A
Dec 1955               N/A          N/A            N/A          N/A            N/A            N/A        N/A          N/A
Dec 1956               N/A          N/A            N/A          N/A            N/A            N/A        N/A          N/A
Dec 1957               N/A          N/A            N/A          N/A            N/A            N/A        N/A          N/A
Dec 1958               N/A          N/A            N/A          N/A            N/A            N/A        N/A          N/A
Dec 1959               N/A          N/A            N/A          N/A            N/A            N/A        N/A          N/A
Dec 1960               N/A          N/A            N/A          N/A            N/A            N/A       6.36         3.04
Dec 1961               N/A          N/A            N/A          N/A            N/A            N/A      30.16        26.00


                PERFORMANCE STATISTICS - TOTAL RETURN PERCENT



                               MSCI ALL                                    MERRILL
                      MSCI      COUNTRY                     MERRILL          LYNCH
                       ALL         (AC)                       LYNCH       INDEX OF                                    LIPPER
                   COUNTRY         ASIA         LEHMAN         HIGH    CONVERTIBLE           RUSSELL     LIPPER     GROWTH &
                 (AC) ASIA      PACIFIC       BROTHERS        YIELD          BONDS   1000-Registered     GROWTH       INCOME
                      FREE         FREE      AGGREGATE    MASTER II   (SPECULATIVE        Trademark-       FUND         FUND
                  EX JAPAN     EX JAPAN     BOND INDEX        INDEX       QUALITY)             INDEX      INDEX        INDEX
----------------------------------------------------------------------------------------------------------------------------
Dec 1962               N/A          N/A            N/A          N/A            N/A               N/A     -16.84       -11.87
Dec 1963               N/A          N/A            N/A          N/A            N/A               N/A      22.43        19.10
Dec 1964               N/A          N/A            N/A          N/A            N/A               N/A      14.99        15.23
Dec 1965               N/A          N/A            N/A          N/A            N/A               N/A      26.61        19.00
Dec 1966               N/A          N/A            N/A          N/A            N/A               N/A      -1.80        -6.04
Dec 1967               N/A          N/A            N/A          N/A            N/A               N/A      45.31        27.59
Dec 1968               N/A          N/A            N/A          N/A            N/A               N/A      15.34        15.29
Dec 1969               N/A          N/A            N/A          N/A            N/A               N/A     -10.62       -11.80
Dec 1970               N/A          N/A            N/A          N/A            N/A               N/A      -8.57         1.10
Dec 1971               N/A          N/A            N/A          N/A            N/A               N/A      26.17        13.77
Dec 1972               N/A          N/A            N/A          N/A            N/A               N/A      18.08        12.87
Dec 1973               N/A          N/A            N/A          N/A            N/A               N/A     -24.75       -14.27
Dec 1974               N/A          N/A            N/A          N/A            N/A               N/A     -30.73       -20.85
Dec 1975               N/A          N/A            N/A          N/A            N/A               N/A      32.83        34.62
Dec 1976               N/A          N/A          15.60          N/A            N/A               N/A      20.07        25.66
Dec 1977               N/A          N/A           3.04          N/A            N/A               N/A      -2.62        -3.64
Dec 1978               N/A          N/A           1.39          N/A            N/A               N/A      12.53         7.99
Dec 1979               N/A          N/A           1.93          N/A            N/A             22.31      29.29        23.87
Dec 1980               N/A          N/A           2.71          N/A            N/A             31.88      38.67        28.27
Dec 1981               N/A          N/A           6.25          N/A            N/A             -5.10      -6.82        -1.39
Dec 1982               N/A          N/A          32.62          N/A            N/A             20.30      24.04        24.17
Dec 1983               N/A          N/A           8.36          N/A            N/A             22.13      21.35        22.76
Dec 1984               N/A          N/A          15.15          N/A            N/A              4.75      -3.60         4.29
Dec 1985               N/A          N/A          22.10          N/A            N/A             32.27      30.14        28.55
Dec 1986               N/A          N/A          15.26          N/A            N/A             17.87      15.59        17.63
Dec 1987               N/A          N/A           2.76         4.47            N/A              2.94       3.25         2.64
Dec 1988             30.00        30.45           7.89        13.36          16.19             17.23      14.13        18.35
Dec 1989             32.13        21.43          14.53         2.31           9.82             30.42      27.47        23.73
Dec 1990             -6.54       -11.86           8.96        -4.36          -8.61             -4.16      -5.41        -5.99
Dec 1991             30.98        32.40          16.00        39.17          37.53             33.03      36.33        27.75
Dec 1992             21.81         9.88           7.40        17.44          24.06              9.04       7.63         9.63
Dec 1993            103.39        84.94           9.75        16.69          19.37             10.15      11.98        14.62
Dec 1994            -16.94       -12.59          -2.92        -1.03          -6.91              0.38      -1.57        -0.41
Dec 1995              4.00        10.00          18.47        20.46          25.14             37.77      32.65        31.14
Dec 1996             10.05         8.08           3.63        11.27          15.29             22.45      17.53        20.67
Dec 1997            -40.31       -34.20           9.65        13.27          16.76             32.85      28.03        26.88
Dec 1998             -7.79        -4.42           8.69         2.95          12.62             27.02      25.69        13.58
Dec 1999             64.67        49.83          -0.82         2.51          38.91             20.91      27.96        11.86
Dec 2000            -35.22       -29.97          11.63        -5.12          18.86             -7.79     -10.88         0.39

                PERFORMANCE STATISTICS - TOTAL RETURN PERCENT



                                              MSCI ALL          RUSSELL          RUSSELL
                                               COUNTRY  1000-Registered  1000-Registered
                      MSCI         MSCI     WORLD FREE       Trademark-       Trademark-      NASDAQ
                    EUROPE        WORLD        EX U.S.           GROWTH            VALUE   COMPOSITE
                     INDEX        INDEX          INDEX            INDEX            INDEX       INDEX
----------------------------------------------------------------------------------------------------
Dec 1925               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1926               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1927               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1928               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1929               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1930               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1931               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1932               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1933               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1934               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1935               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1936               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1937               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1938               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1939               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1940               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1941               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1942               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1943               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1944               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1945               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1946               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1947               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1948               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1949               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1950               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1951               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1952               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1953               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1954               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1955               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1956               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1957               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1958               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1959               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1960               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1961               N/A          N/A            N/A              N/A              N/A         N/A

                PERFORMANCE STATISTICS - TOTAL RETURN PERCENT



                                              MSCI ALL          RUSSELL          RUSSELL
                                               COUNTRY  1000-Registered  1000-Registered
                      MSCI         MSCI     WORLD FREE       Trademark-       Trademark-      NASDAQ
                    EUROPE        WORLD        EX U.S.           GROWTH            VALUE   COMPOSITE
                     INDEX        INDEX          INDEX            INDEX            INDEX       INDEX
----------------------------------------------------------------------------------------------------
Dec 1962               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1963               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1964               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1965               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1966               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1967               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1968               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1969               N/A          N/A            N/A              N/A              N/A         N/A
Dec 1970            -10.64        -3.09            N/A              N/A              N/A         N/A
Dec 1971             26.33        18.36            N/A              N/A              N/A         N/A
Dec 1972             14.40        22.48            N/A              N/A              N/A       17.18
Dec 1973             -8.77       -15.24            N/A              N/A              N/A      -31.06
Dec 1974            -24.07       -25.47            N/A              N/A              N/A      -35.11
Dec 1975             41.45        32.80            N/A              N/A              N/A       29.76
Dec 1976             -7.80        13.40            N/A              N/A              N/A       26.10
Dec 1977             21.90         0.68            N/A              N/A              N/A        7.33
Dec 1978             21.88        16.52            N/A              N/A              N/A       12.31
Dec 1979             12.31        10.95            N/A            23.91            20.55       28.11
Dec 1980             11.90        25.67            N/A            39.57            24.41       33.88
Dec 1981            -12.46        -4.79            N/A           -11.31             1.26       -3.21
Dec 1982              3.97         9.71            N/A            20.46            20.04       18.67
Dec 1983             20.96        21.93            N/A            15.98            28.28       19.87
Dec 1984              0.62         4.72            N/A            -0.95            10.10      -11.22
Dec 1985             78.93        40.56            N/A            32.85            31.51       31.36
Dec 1986             43.85        41.89            N/A            15.36            19.98        7.36
Dec 1987              3.66        16.16            N/A             5.31             0.50       -5.26
Dec 1988             15.81        23.29          27.90            11.27            23.16       15.41
Dec 1989             28.51        16.61          12.03            35.92            25.19       19.26
Dec 1990             -3.85       -17.02         -22.74            -0.26            -8.08      -17.80
Dec 1991             13.11        18.28          13.96            41.16            24.61       56.84
Dec 1992             -4.71        -5.23         -10.97             5.00            13.81       15.45
Dec 1993             29.28        22.50          34.90             2.90            18.12       14.75
Dec 1994              2.28         5.08           6.63             2.66            -1.99       -3.20
Dec 1995             21.62        20.72           9.94            37.19            38.35       39.92
Dec 1996             21.09        13.48           6.68            23.12            21.64       22.71
Dec 1997             23.80        15.76           2.04            30.49            35.18       21.64
Dec 1998             28.53        24.34          14.46            38.71            15.63       39.63
Dec 1999             15.89        24.93          30.91            33.16             7.35       85.59
Dec 2000             -8.39       -13.18         -15.09           -22.42             7.01      -39.29

                PERFORMANCE STATISTICS - TOTAL RETURN PERCENT



                                   MSCI               MSCI
                      MSCI        WORLD        WORLD TELE-
                     WORLD       HEALTH      COMMUNICATION
                FINANCIALS         CARE           SERVICES
                     INDEX        INDEX              INDEX
-----------------------------------------------------------
Dec 1925               N/A          N/A                N/A
Dec 1926               N/A          N/A                N/A
Dec 1927               N/A          N/A                N/A
Dec 1928               N/A          N/A                N/A
Dec 1929               N/A          N/A                N/A
Dec 1930               N/A          N/A                N/A
Dec 1931               N/A          N/A                N/A
Dec 1932               N/A          N/A                N/A
Dec 1933               N/A          N/A                N/A
Dec 1934               N/A          N/A                N/A
Dec 1935               N/A          N/A                N/A
Dec 1936               N/A          N/A                N/A
Dec 1937               N/A          N/A                N/A
Dec 1938               N/A          N/A                N/A
Dec 1939               N/A          N/A                N/A
Dec 1940               N/A          N/A                N/A
Dec 1941               N/A          N/A                N/A
Dec 1942               N/A          N/A                N/A
Dec 1943               N/A          N/A                N/A
Dec 1944               N/A          N/A                N/A
Dec 1945               N/A          N/A                N/A
Dec 1946               N/A          N/A                N/A
Dec 1947               N/A          N/A                N/A
Dec 1948               N/A          N/A                N/A
Dec 1949               N/A          N/A                N/A
Dec 1950               N/A          N/A                N/A
Dec 1951               N/A          N/A                N/A
Dec 1952               N/A          N/A                N/A
Dec 1953               N/A          N/A                N/A
Dec 1954               N/A          N/A                N/A
Dec 1955               N/A          N/A                N/A
Dec 1956               N/A          N/A                N/A
Dec 1957               N/A          N/A                N/A
Dec 1958               N/A          N/A                N/A
Dec 1959               N/A          N/A                N/A
Dec 1960               N/A          N/A                N/A
Dec 1961               N/A          N/A                N/A

                 PERFORMANCE STATISTICS - TOTAL RETURN PERCENT



                                   MSCI                 MSCI
                      MSCI        WORLD          WORLD TELE-
                     WORLD       HEALTH        COMMUNICATION
                FINANCIALS         CARE             SERVICES
                     INDEX        INDEX                INDEX
-------------------------------------------------------------
Dec 1962               N/A          N/A                  N/A
Dec 1963               N/A          N/A                  N/A
Dec 1964               N/A          N/A                  N/A
Dec 1965               N/A          N/A                  N/A
Dec 1966               N/A          N/A                  N/A
Dec 1967               N/A          N/A                  N/A
Dec 1968               N/A          N/A                  N/A
Dec 1969               N/A          N/A                  N/A
Dec 1970               N/A          N/A                  N/A
Dec 1971               N/A          N/A                  N/A
Dec 1972               N/A          N/A                  N/A
Dec 1973               N/A          N/A                  N/A
Dec 1974               N/A          N/A                  N/A
Dec 1975               N/A          N/A                  N/A
Dec 1976               N/A          N/A                  N/A
Dec 1977               N/A          N/A                  N/A
Dec 1978               N/A          N/A                  N/A
Dec 1979               N/A          N/A                  N/A
Dec 1980               N/A          N/A                  N/A
Dec 1981               N/A          N/A                  N/A
Dec 1982               N/A          N/A                  N/A
Dec 1983               N/A          N/A                  N/A
Dec 1984               N/A          N/A                  N/A
Dec 1985               N/A          N/A                  N/A
Dec 1986               N/A          N/A                  N/A
Dec 1987               N/A          N/A                  N/A
Dec 1988               N/A          N/A                  N/A
Dec 1989               N/A          N/A                  N/A
Dec 1990               N/A          N/A                  N/A
Dec 1991               N/A          N/A                  N/A
Dec 1992               N/A          N/A                  N/A
Dec 1993               N/A          N/A                  N/A
Dec 1994               N/A          N/A                  N/A
Dec 1995               N/A          N/A                  N/A
Dec 1996               N/A          N/A                  N/A
Dec 1997               N/A          N/A                  N/A
Dec 1998               N/A          N/A                  N/A
Dec 1999              8.57       -10.08                44.66
Dec 2000             10.62        26.96               -42.49



Source: Lipper, Inc., Ibbotson Associates and The Wall Street Journal

17.      APPENDIX D - OTHER PIONEER INFORMATION



The Pioneer group of mutual funds was established in 1928 with the creation of Pioneer Fund. Pioneer is one of the oldest and most experienced money managers in the U.S.



As of December 31, 2000, Pioneer and its investment management affiliates employed a professional investment staff of approximately 150.



Total assets of all Pioneer's U.S. mutual funds at December 31, 2000, were over $22 billion representing 1,345,985 shareholder accounts, including 830,459 non-retirement accounts and 515,526 retirement accounts.

                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits.

Amended Form N-1A
Exhibit Reference

     (a)            1.1      Amended Agreement and Declaration of Trust.(1)
     (a)            1.2      Amended Certificate of Trust.(1)
     (a)            1.3      Amendment to the Amended Agreement and Declaration
                             of Trust.(2)
     (a)            1.4      Amendment to the Amended Agreement and Declaration
                             of Trust.(3)
     (a)            1.5      Form of Amendment to the Amended Agreement and
                             Declaration of Trust.(4)
     (a)            1.6      Form of Amendment to the Amended Agreement and
                             Declaration of Trust.(5)
     (a)            1.7      Amendment to the Amended Agreement and Declaration
                             of Trust.(7)
     (a)            1.8      Amendments to the Amended Agreement and Declaration
                             of Trust.(8)
     (b)            2.       Amended and Restated By-Laws.(10)
     (c)            4.       None.
     (d)            5.1      Management Contract for Pioneer Balanced VCT
                             Portfolio.(10)
     (d)            5.2      Subadvisory Agreement for Pioneer Balanced VCT
                             Portfolio.(10)
     (d)            5.3      Management Contract for Pioneer America Income VCT
                             Portfolio.(10)
     (d)            5.4      Management Contract for Pioneer Emerging Markets
                             VCT Portfolio.(10)
     (d)            5.5      Management Contract for Pioneer Equity-Income VCT
                             Portfolio.(10)
     (d)            5.6      Management Contract for Pioneer Europe VCT
                             Portfolio.(10)
     (d)            5.7      Management Contract for Pioneer Europe Select VCT
                             Portfolio.(10)
     (d)            5.8      Management Contract for Pioneer Global Financials
                             VCT Portfolio.(10)
     (d)            5.9      Management Contract for Pioneer Global Health Care
                             VCT Portfolio.(10)
     (d)            5.10     Management Contract for Pioneer Global Telecoms VCT
                             Portfolio.(10)
     (d)            5.11     Management Contract for Pioneer Growth Shares VCT
                             Portfolio.(10)
     (d)            5.12     Management Contract for Pioneer High Yield VCT
                             Portfolio.(10)
     (d)            5.13     Management Contract for Pioneer International
                             Growth VCT Portfolio.(10)
     (d)            5.14     Management Contract for Pioneer Mid-Cap Value VCT
                             Portfolio.(10)
     (d)            5.15     Management Contract for Pioneer Money Market VCT
                             Portfolio.(10)
     (d)            5.16     Management Contract for Pioneer Fund VCT
                             Portfolio.(10)
     (d)            5.17     Management Contract for Pioneer Real Estate Growth
                             VCT Portfolio.(10)
     (d)            5.18     Management Contract for Pioneer Science &
                             Technology VCT Portfolio.(10)

     (d)            5.19     Management Contract for Pioneer Small Company VCT
                             Portfolio.(10)
     (d)            5.20     Management Contract for Pioneer Strategic Income
                             VCT Portfolio.(10)
     (d)            5.21     Management Contract for Pioneer Swiss Franc Bond
                             VCT Portfolio.(10)
     (e)            6.       Underwriting  Agreement  between the Registrant and
                             Pioneer Funds Distributor, Inc.(10)
     (f)            7.       None.
     (g)            8.       Custody  Agreement between the Registrant and Brown
                             Brothers Harriman & Co.(1)
     (h)            9.       Form of Investment Company Service Agreement
                             between the Registrant and Pioneer Investment
                             Management Shareholder Services, Inc. (formerly
                             Pioneering Services Corporation).(6)
     (h)            9.1      Administration Agreement between the Registrant and
                             Pioneer Investment Management, Inc. (formerly
                             Pioneering Management Corporation).(10)
     (h)            9.2      Expense Limit Agreement.(10)
     (h)            9.3      Expense Limit and Reimbursement Agreement.(10)
     (i)            10.      Opinion of Counsel.(1)
     (j)            11.      Consent of Independent Public Accountants.(10)
     (k)            12.      None.
     (l)            13.      Share Purchase Agreement.(1)
     (m)            15.      Distribution Plan relating to Class II shares.(10)
     (n)            18.      Multiple Class Plan pursuant to Rule 18f-3
                             relating to Class II shares.(10)
     (o)            19.1     Pioneer Code of Ethics.(10)
     (o)            19.2     Prudential Code of Ethics.(10)
      n/a           20.      Powers of Attorney.(10)

------------------------

(1) Previously filed. Incorporated by reference from the exhibits filed with Post-Effective Amendment No. 1 to the Registration Statement (File No. 33-84546) as filed with the Securities and Exchange Commission (the "SEC") on August 8, 1995 (Accession No. 0000930709-95-000005).

(2) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 6 to the Registration Statement (File No. 33-84546) as filed with the SEC on August 18, 1997 (Accession No. 0000930709-97-000011).

(3) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 8 to the Registration Statement (File No. 33-84546) as filed with the SEC on July 16, 1998 (Accession No. 0000930709-98-000013).

(4) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 11 to the Registration Statement (File No.33-84546) as filed with the SEC on June 4, 1999 (Accession No. 0000930709-99-000016).

(5) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 12 to the Registration Statement (File No.33-84546) as filed with the SEC on January 12, 2000 (Accession No. 0000930709-00-000002).

(6) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 13 to the Registration Statement (File No.33-84546) as filed with the SEC on April 13, 2000 (Accession No. 0000930709-00-000010).

(7) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 15 to the Registration Statement (File No.33-84546) as filed with the SEC on July 6, 2000 (Accession No. 0000930709-00-000018).

(8) Previously filed. Incorporated by reference from the exhibit filed with Post-Effective Amendment No. 18 to the Registration Statement (File No.33-84546) as filed with the SEC on January 18, 2001 (Accession No. 0001016964-01-000006).

(10)  Filed herewith.

Item 24. Persons Controlled By or Under Common Control With Registrant.

     None.

Item 25. Indemnification.

         Except for the Agreement and Declaration of Trust, dated September 16, 1994, as amended (the "Declaration"), establishing the Fund as a business trust under Delaware law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Fund is insured or indemnified. The Declaration provides that no Trustee or officer will be indemnified against any liability to which the Fund would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

     Pioneer Investment Management, Inc. ("Pioneer Investments") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A. ("UniCredito"). Pioneer Investments manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

     To the knowledge of the Fund, none of Pioneer Investments' directors or executive officers is or has been during their employment with Pioneer Investments engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Pioneer Investments manages and/or other UniCredito subsidiaries.

                              OTHER BUSINESS, PROFESSION, VOCATION OR
                              EMPLOYMENT OF SUBSTANTIAL NATURE WITHIN LAST TWO
NAME OF DIRECTOR/OFFICER      FISCAL YEARS

John F. Cogan, Jr.            Of Counsel to Hale and Dorr LLP, 60 State
                              Street, Boston, Massachusetts 02109

Item 27.  Principal Underwriters

         (a) See "Management of the Fund" in the Statement of Additional Information.

         (b)      Directors and officers of Pioneer Funds Distributor, Inc.:

                       POSITIONS AND OFFICES WITH   POSITIONS AND OFFICES WITH
       NAME            UNDERWRITER                  FUND

David D. Tripple       Director and Chairman        Executive Vice President and
                                                    Trustee

Steven M. Graziano     Director and President       None

Daniel Dart            Executive Vice President     None

William A. Misata      Senior Vice President        None

Marcy L. Supovitz      Senior Vice President        None

Barry G. Knight        Vice President               None

William H. Spencer IV  Senior Vice President,
                       Divisional Sales Manager     None

Jeffrey H. Saunders    Senior Vice President,
                       Divisional Sales Manager

Nate Algiere           Senior Vice President,
                       Divisional Sales Manager     None

Sherwood L. Harris     Senior Vice President,
                       Divisional Sales Manager     None

Elizabeth A. Watson    Vice President, Compliance   None

Steven R. Berke        Assistant Vice President,
                       Blue Sky                     None

I-ling Lu              Treasurer                    None

Dorothy E. Bourassa    Clerk                        Assistant Secretary

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

         (c)      Not applicable.

Item 28.  Location of Accounts and Records

         The accounts and records are maintained at the Fund's office at 60 State Street, Boston, Massachusetts 02109; contact the Treasurer.

Item 29.  Management Services

     Not applicable.

Item 30.  Undertakings

     Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 25th day of April 2001.

                                             PIONEER VARIABLE CONTRACTS TRUST



                                        By:  /s/ David D. Tripple
                                             David D. Tripple
                                             Executive Vice President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                      Title

John F. Cogan, Jr.*            Chairman of the Board              )
John F. Cogan, Jr.             and President                      )
                               (Principal Executive               )
                               Officer)                           )
                                                                  )
                                                                  )
Vincent Nave*                  Chief Financial Officer            )
Vincent Nave                   and Treasurer (Principal           )
                               Financial and Accounting           )
                               Officer)                           )
                                                                  )
                                                                  )
Trustees:                                                         )
                                                                  )
                                                                  )
Mary K. Bush*                                                     )
Mary K. Bush                                                      )
                                                                  )
                                                                  )
John F. Cogan, Jr.*                                               )
John F. Cogan, Jr.                                                )
                                                                  )
                                                                  )
                                                                  )
Richard H. Egdahl*                                                )
Richard H. Egdahl                                                 )
                                                                  )
                                                                  )
Margaret BW Graham*                                               )
Margaret B. W. Graham                                             )
                                                                  )
                                                                  )
Marguerite A. Piret*                                              )
Marguerite A. Piret                                               )
                                                                  )
                                                                  )
/s/ David D. Tripple                                              )
David D. Tripple                                                  )
                                                                  )
                                                                  )
Stephen K. West*                                                  )
Stephen K. West                                                   )
                                                                  )
                                                                  )
John Winthrop*                                                    )
John Winthrop                                                     )
                                                                  )
                                                                  )
*By:     /s/ David D. Tripple                Dated: April 25, 2001)
         David D. Tripple
         Attorney-in-fact

                                  Exhibit Index

Exhibit
Number          Document Title


(b)     2.      Amended and Restated By-Laws

(d)     5.1     Management Contract for Pioneer Balanced VCT Portfolio

(d)     5.2     Subadvisory Agreement for Pioneer Balanced VCT Portfolio

(d)     5.3     Management Contract for Pioneer America Income VCT Portfolio

(d)     5.4     Management Contract for Pioneer Emerging Markets VCT Portfolio

(d)     5.5     Management Contract for Pioneer Equity-Income VCT Portfolio

(d)     5.6     Management Contract for Pioneer Europe VCT Portfolio

(d)     5.7     Management Contract for Pioneer Europe Select VCT Portfolio

(d)     5.8     Management Contract for Pioneer Global Financials VCT Portfolio

(d)     5.9     Management Contract for Pioneer Global Health Care VCT Portfolio

(d)     5.10    Management Contract for Pioneer Global Telecoms VCT Portfolio

(d)     5.11    Management Contract for Pioneer Growth Shares VCT Portfolio

(d)     5.12    Management Contract for Pioneer High Yield VCT Portfolio

(d)     5.13    Management Contract for Pioneer International Growth VCT
                Portfolio

(d)     5.14    Management Contract for Pioneer Mid-Cap Value VCT Portfolio

(d)     5.15    Management Contract for Pioneer Money Market VCT Portfolio

(d)     5.16    Management Contract for Pioneer Fund VCT Portfolio

(d)     5.17    Management Contract for Pioneer Real Estate Growth VCT Portfolio

(d)     5.18    Management Contract for Pioneer Science & Technology VCT
                Portfolio

(d)     5.19    Management Contract for Pioneer Small Company VCT Portfolio

(d)     5.20    Management Contract for Pioneer Strategic Income VCT Portfolio

(d)     5.21    Management Contract for Pioneer Swiss Franc Bond VCT Portfolio

(e)     6       Underwriting  Agreement  between the Registrant and Pioneer
                Funds Distributor, Inc.

(h)     9.1     Administration Agreement between the Registrant and Pioneer
                Investment Management, Inc.

(h)     9.2     Expense Limit Agreement

(h)     9.3     Expense Limit and Reimbursement Agreement

(j)     11.     Consent of Independent Public Accountants

(m)     15.     Distribution Plan relating to Class II shares

(n)     18.     Multiple Class Plan pursuant to Rule 18f-3 relating to
                Class II shares

(o)     19.1    Pioneer Code of Ethics

(o)     19.2    Prudential Code of Ethics

n/a     20.     Powers of Attorney